Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York Financial Statements December 31, 2024 and 2023

Lincoln Life & Annuity Company of New York

Report of Independent Auditors

To the Stockholder and the Board of Directors of Lincoln Life & Annuity Company of New York

Opinion

We have audited the financial statements of Lincoln Life & Annuity Company of New York (the Company), which comprise the balance sheets as of December 31, 2024 and 2023, and the related statements of comprehensive income (loss), stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free of material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP
Philadelphia, Pennsylvania
March 28, 2025

Lincoln Life & Annuity Company of New York
BALANCE SHEETS
(in millions, except share data)

	As of December 31,
	2024	2023
ASSETS
Investments:
Fixed maturity available-for-sale securities, at fair value
(amortized cost: 2024 – $7,204; 2023 – $7,350; allowance for credit losses: 2024 – $2; 2023 – $2)	$6,339	$6,724
Equity securities	9	8
Mortgage loans on real estate, net of allowance for credit losses	897	919
Policy loans	181	188
Derivative investments	21	16
Other investments	3	2
Total investments	7,450	7,857
Cash and invested cash	133	75
Deferred acquisition costs, value of business acquired and deferred sales inducements	495	532
Reinsurance recoverables, net of allowance for credit losses	524	536
Deposit assets, net of allowance for credit losses	1,670	1,637
Market risk benefit assets	267	215
Accrued investment income	85	92
Goodwill	26	26
Other assets	261	172
Separate account assets	7,882	7,598
Total assets	$18,793	$18,740

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder account balances	$4,740	$4,891
Future contract benefits	2,147	2,157
Funds withheld reinsurance liabilities	1,670	1,638
Market risk benefit liabilities	32	57
Deferred front-end loads	176	178
Other liabilities	542	442
Separate account liabilities	7,882	7,598
Total liabilities	17,189	16,961

Contingencies and Commitments (See Note 13)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,283	1,245
Accumulated other comprehensive income (loss)	(620)	(407)
Total stockholder’s equity	1,604	1,779
Total liabilities and stockholder’s equity	$18,793	$18,740

See accompanying Notes to Financial Statements

Lincoln Life & Annuity Company of New York
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(in millions)

	For the Years Ended December 31,
	2024	2023	2022
Revenues
Insurance premiums	$330	$351	$329
Fee income	259	254	271
Net investment income	369	373	374
Realized gain (loss)	9	2	(17)
Other revenues	1	1	–
Total revenues	968	981	957
Expenses
Benefits	462	525	495
Interest credited	176	186	184
Market risk benefit (gain) loss	(70)	(67)	(15)
Policyholder liability remeasurement (gain) loss	37	(25)	216
Commissions and other expenses	199	207	200
Total expenses	804	826	1,080
Income (loss) before taxes	164	155	(123)
Federal income tax expense (benefit)	24	27	(33)
Net income (loss)	140	128	(90)
Other comprehensive income (loss), net of tax:
Unrealized investment gain (loss)	(177)	179	(1,515)
Market risk benefit non-performance risk gain (loss)	(45)	(36)	(9)
Policyholder liability discount rate remeasurement gain (loss)	9	(7)	62
Total other comprehensive income (loss), net of tax	(213)	136	(1,462)
Comprehensive income (loss)	$(73)	$264	$(1,552)

See accompanying Notes to Financial Statements

Lincoln Life & Annuity Company of New York
STATEMENTS OF STOCKHOLDER’S EQUITY
(in millions)

	For the Years Ended December 31,
	2024	2023	2022
Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,245	1,185	1,313
Net income (loss)	140	128	(90)
Dividends paid to The Lincoln National Life Insurance Company	(102)	(68)	(38)
Balance as of end-of-year	1,283	1,245	1,185

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	(407)	(543)	919
Other comprehensive income (loss), net of tax	(213)	136	(1,462)
Balance as of end-of-year	(620)	(407)	(543)
Total stockholder’s equity as of end-of-year	$1,604	$1,779	$1,583

See accompanying Notes to Financial Statements

Lincoln Life & Annuity Company of New York
STATEMENTS OF CASH FLOWS
(in millions)

	For the Years Ended December 31,
	2024	2023	2022
Cash Flows from Operating Activities
Net income (loss)	$140	$128	$(90)
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
Realized (gain) loss	(9)	(2)	17
Market risk benefit (gain) loss	(70)	(67)	(15)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads	35	40	40
Accrued investment income	7	(1)	–
Insurance liabilities and reinsurance-related balances	(123)	(16)	90
Accrued expenses	6	8	(87)
Federal income tax accruals	13	(20)	(6)
Other	28	1	8
Net cash provided by (used in) operating activities	27	71	(43)

Cash Flows from Investing Activities
Purchases of available-for-sale securities and equity securities	(305)	(420)	(259)
Sales of available-for-sale securities and equity securities	66	192	84
Maturities of available-for-sale securities	364	273	166
Issuance of mortgage loans on real estate	(50)	(52)	(59)
Repayment and maturities of mortgage loans on real estate	72	45	109
Repayment (issuance) of policy loans, net	7	7	22
Net change in collateral on investments, certain derivatives and related settlements	8	(6)	8
Other	(1)	–	–
Net cash provided by (used in) investing activities	161	39	71

Cash Flows from Financing Activities
Issuance (payment) of short-term debt	(2)	5	(38)
Deposits of fixed account balances	421	434	629
Withdrawals of fixed account balances	(447)	(419)	(555)
Transfers from (to) separate accounts, net	–	(33)	(36)
Dividends paid to The Lincoln National Life Insurance Company	(102)	(68)	(38)
Net cash provided by (used in) financing activities	(130)	(81)	(38)

Net increase (decrease) in cash, invested cash and restricted cash	58	29	(10)
Cash, invested cash and restricted cash as of beginning-of-year	75	46	56
Cash, invested cash and restricted cash as of end-of-year	$133	$75	$46

See accompanying Notes to Financial Statements

Lincoln Life & Annuity Company of New York
NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company,” which also may be referred to as “we,” “our” or “us”), a wholly owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York. Through our business segments, we sell a wide range of wealth accumulation, wealth protection, group protection and retirement products and solutions. These products are marketed primarily through personal-producing general agents and brokers throughout the U.S. LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”). Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Certain amounts reported in prior year financial statements have been reclassified to conform to the presentation adopted in the current year.

We present disaggregated disclosures in the Notes below for long-duration insurance balances, applying the level of aggregation by segment as follows:

Business Segment	Level of Aggregation
Annuities	Variable Annuities
Fixed Annuities
Payout Annuities
Life Insurance	Traditional Life
UL and Other
Group Protection	Group Protection
Retirement Plan Services	Retirement Plan Services

The fixed annuities level of aggregation represents deferred fixed annuities.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change. Actual results could differ from these estimates and assumptions. Included among the material (or potentially material) reported amounts and disclosures that require use of estimates are: fair value of certain financial assets, derivatives, allowances for credit losses, goodwill and other intangibles, market risk benefits (“MRBs”), future contract benefits, income taxes including the recoverability of our deferred tax assets, and the potential effects of resolving litigated matters.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board Accounting Standards CodificationTM, we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

•Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;
•Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and
•Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Fixed Maturity Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”).

We measure the fair value of our securities classified as fixed maturity AFS based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity security, and we consistently apply the valuation methodology to measure the security’s fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our fixed maturity AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all fixed maturity AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our fixed maturity AFS securities discussed above:

•Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”) and collateralized loan obligations (“CLOs”).
•State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.
•Hybrid and redeemable preferred securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

Fixed Maturity AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our fixed maturity AFS securities (also referred to as “debt securities”) for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require a credit loss allowance.

For our debt securities, we generally consider the following to determine whether our debt securities with unrealized losses are credit impaired:

•The estimated range and average period until recovery;
•The estimated range and average holding period to maturity;
•Remaining payment terms of the security;
•Current delinquencies and nonperforming assets of underlying collateral;
•Expected future default rates;
•Collateral value by vintage, geographic region, industry concentration or property type;
•Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on the Statements of Comprehensive Income (Loss). For debt securities where impairment has been recognized, the difference between the new amortized cost basis and the cash flows expected to be collected are accreted as interest income and recognized in net investment income on the Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an impairment has occurred, and a credit loss allowance is recorded, with a corresponding charge to realized gain (loss) on the Statements of Comprehensive Income (Loss). The remainder of the decline to fair value related to factors other than credit loss is recorded in other comprehensive income (“OCI”) to unrealized losses on fixed maturity AFS securities on the Statements of Stockholder’s Equity, as this amount is considered a noncredit impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. Management considers the following as part of the evaluation:

•The current economic environment and market conditions;
•Our business strategy and current business plans;
•The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of annuity contracts and life insurance policies;
•The capital risk limits approved by management; and
•Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•Historical and implied volatility of the security;
•The extent to which the fair value has been less than amortized cost;
•Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•Failure, if any, of the issuer of the security to make scheduled payments; and
•Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of a credit loss impairment through a credit loss allowance, we continue to reassess the expected cash flows of the debt security at each subsequent measurement date as necessary. If the measurement of credit loss changes, we recognize a provision for (or reversal of) credit loss expense through realized gain (loss) on the Statements of Comprehensive Income (Loss), limited by the amount that amortized cost exceeds fair value. Losses are charged against the allowance for credit losses when management believes the uncollectibility of a debt security is confirmed or when either of the criteria regarding intent or requirement to sell is met. Accrued interest on debt securities is written-off through net investment income on the Statements of Comprehensive Income (Loss) when deemed uncollectible.

To determine the recovery value of a corporate bond or CLO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•Fundamentals of the industry in which the issuer operates;
•Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
•Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•Expectations regarding defaults and recovery rates;
•Changes to the rating of the security by a rating agency; and
•Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter, we review the cash flows for the MBS portfolio, including current credit enhancements and trends in the underlying collateral performance to determine whether or not they are sufficient to provide for the recovery of our amortized cost. To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•Level of borrower creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•Susceptibility to fair value fluctuations for changes in the interest rate environment;
•Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security requires a credit loss allowance. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for a credit loss by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired through a credit loss allowance or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no credit loss allowance is required. Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then an impairment through a credit loss allowance is recognized.

We further monitor the cash flows of all of our debt securities backed by mortgages on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our debt securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment through a credit loss allowance for the security.

Equity Securities

Equity securities are carried at fair value, and changes in fair value are recorded in realized gain (loss) on the Statements of Comprehensive Income (Loss) as they occur. Equity securities consist primarily of common stock of publicly-traded companies, privately placed securities and mutual fund shares. We measure the fair value of our equity securities based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the equity security. Fair values of publicly-traded equity securities are determined using quoted prices in active markets for identical or comparable securities. When quoted prices are not available, we use valuation methodologies most appropriate for the specific asset. Fair values for private placement securities are determined using discounted cash flow, earnings multiple and other valuation models. The fair values of mutual fund shares that transact regularly are based on transaction prices of identical fund shares.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist of commercial mortgage loans and are generally carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of allowance for credit losses. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on the Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on the Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan. When a loan is placed on nonaccrual status, uncollected past due accrued interest income that is considered uncollectible is charged off against net investment income. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are likewise credited to the allowance for credit losses.

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans. Our model estimates expected credit losses over the contractual terms of the loans, which are the periods over which we are exposed to credit risk, adjusted for expected prepayments. Credit loss estimates are segmented by mortgage loans and unfunded commitments related to mortgage loans.

The allowance for credit losses for pooled loans of similar risk is estimated using relevant historical credit loss information adjusted for current conditions and reasonable and supportable forecasts of future conditions. Historical credit loss experience provides the basis for the estimation of expected credit losses with adjustments for differences in current loan-specific risk characteristics, such as differences in underwriting standards, portfolio mix, delinquency level, or term lengths as well as adjustments for changes in environmental conditions, such as unemployment rates, property values, or other factors that management deems relevant. We apply probability weights to the positive, base and adverse scenarios we use. For periods beyond our reasonable and supportable forecast, we use implicit mean reversion over the remaining life of the recoverable, meaning our model will inherently revert to the baseline scenario as the baseline is representative of the historical average over a longer period of time.

Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a specific credit loss allowance is established for the excess carrying value of the loan over its estimated value. The loan’s estimated value is based on: the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.

Allowance for credit losses are maintained at a level we believe is adequate to absorb current expected lifetime credit losses. Our periodic evaluation of the adequacy of the allowance for credit losses is based on historical loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, reasonable and supportable forecasts about the future and other relevant factors.

Mortgage loans on real estate are presented net of the allowance for credit losses on the Balance Sheets. Changes in the allowance are reported in realized gain (loss) on the Statements of Comprehensive Income (Loss). Mortgage loans on real estate deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged off and expected to be charged off.

Our mortgage loan portfolio is primarily comprised of long-term loans secured by existing commercial real estate. We believe all of the mortgage loans in our portfolio share three primary risks: borrower credit worthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods of monitoring and assessing credit risk are consistent for our entire portfolio.

For our mortgage loan portfolio, trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles. Where warranted, we establish or increase a credit loss allowance for a specific loan based upon this analysis.

We measure and assess the credit quality of our mortgage loans by using loan-to-value (“LTV”) and debt-service coverage ratios. The LTV ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. LTV ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower LTV ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property’s net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan. These credit quality metrics are monitored and reviewed at least annually.

We have off-balance sheet commitments related to mortgage loans. As such, an allowance for credit losses is developed based on the process outlined above, along with an internally developed conversion factor.

Policy Loans

Policy loans represent loans we issue to policyholders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

Derivative Instruments

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk, basis risk, commodity risk and credit risk by entering into derivative transactions. Our derivative instruments are recognized as either assets or liabilities on the Balance Sheets at estimated fair value. We have master netting agreements with each of our derivative counterparties that allow for the netting of our derivative asset and liability positions by counterparty. We categorize derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in “Fair Value Measurement.” The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values. For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

We have certain variable annuity products that contain embedded derivatives that are recorded with the associated host contract. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes and reported within other assets or other liabilities on the Balance Sheets. These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments. The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to measure the current fair market value of the derivative.

Other Investments

Other investments consist primarily of Federal Home Loan Bank (“FHLB”) common stock and short-term investments, which include investments with remaining maturities of one year or less at the date of acquisition. We have investments in FHLB common stock, carried at cost, that enable access to the FHLB lending program.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of annuities, universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, group life and disability insurance and other investment contracts have been deferred (i.e., deferred acquisition costs (“DAC”)). Such acquisition costs are capitalized in the period they are incurred and primarily include commissions, certain bonuses, a portion of total compensation and benefits of certain employees involved in the acquisition process and medical and inspection fees. Value of business acquired (“VOBA”) is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered deferred sales inducements (“DSI”) and reported in deferred acquisition costs, value of business acquired and deferred sales inducements on the Balance Sheets. Contract sales charges that are collected in the early years of an insurance contract are deferred and reported as deferred front-end loads (“DFEL”) on the Balance Sheets.

DAC, VOBA, DSI and DFEL amortization is reported within the following financial statement line items on the Statements of Comprehensive Income (Loss):

•DAC and VOBA – commissions and other expenses
•DSI – interest credited
•DFEL – fee income

DAC, VOBA, DSI and DFEL are amortized on a constant level basis relative to the insurance in force over the expected term of the related contracts using the groupings and actuarial assumptions that are consistent with those used for calculating the related policyholder liability balances. Actuarial assumptions include, but are not limited to, mortality, morbidity and certain policyholder behaviors such as persistency, which are adjusted for emerging experience and expected trends of the related long-duration insurance contracts and certain investment contracts by segment. During the third quarter of each year, we conduct our comprehensive review and update these actuarial assumptions. We may update our actuarial assumptions in other quarters as we become aware of information that warrants updating outside of our comprehensive review. These resulting changes are applied prospectively.

The following provides a summary of our DAC, VOBA, DSI and DFEL amortization basis and expected amortization period by segment:

Business Segment	Amortization Basis	Expected Amortization Period
Annuities	Total deposits paid to date on policies in force	Life of contract
Life Insurance	Policy count of policies in force	On average 60 years
Group Protection	Group certificate contracts in force	4 years
Retirement Plan Services	Lives in force	Life of contract or 40 years

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

For reinsurance transactions where we receive proceeds that represent recovery of our previously incurred acquisition costs, we reduce the applicable unamortized acquisition cost such that net acquisition costs are capitalized and charged to commissions and other expenses.

Reinsurance

We enter into reinsurance agreements in the normal course of business to limit our exposure to the risk of loss and to enhance our capital management.

In order for a reinsurance agreement to qualify for reinsurance accounting, the agreement must satisfy certain risk transfer conditions that include, among other items, a reasonable possibility of a significant loss for the assuming entity. When we apply reinsurance accounting, insurance premiums, benefits and DAC and VOBA amortization are reported net of reinsurance ceded, as applicable, on the Statements of Comprehensive Income (Loss). Amounts currently recoverable, such as ceded reserves, other than ceded MRBs, are reported in reinsurance recoverables, and amounts currently payable to the reinsurers, such as premiums, are included in other liabilities on the Balance Sheets.

In a modified coinsurance or coinsurance with funds withheld reinsurance structured agreement, the investments that would have been sent to the reinsurer as premiums are withheld by us and remain on the Balance Sheets, with the existing accounting maintained. A corresponding liability is recognized on the Balance Sheets within funds withheld reinsurance liabilities representing our obligation to pay the reinsurer. This liability includes embedded derivatives, which are total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance agreements. The changes in the embedded derivative liabilities are reported within realized gain (loss) on the Statements of Comprehensive Income (Loss).

We use deposit accounting to recognize reinsurance agreements that do not transfer significant insurance risk. This accounting treatment results in amounts paid or received by us to be considered on deposit with the reinsurer and such amounts are reported in deposit assets, net of allowance for credit losses and other liabilities, respectively, on the Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, deposit assets or liabilities are adjusted. Interest income on deposit assets and interest expense on deposit liabilities is reported in other revenues and commissions and other expenses, respectively, on the Statements of Comprehensive Income (Loss).

Reinsurance recoverables are measured and recognized consistent with the liabilities related to the underlying contracts. The interest assumption used for discounting reinsurance recoverables associated with limited payment life-contingent annuity contracts and non-participating traditional life insurance contracts is the upper-medium grade fixed income instrument (“single-A”) interest rate locked-in at the reinsurance contract issuance date. We remeasure reinsurance recoverables associated with limited payment life-contingent annuity contracts and non-participating traditional life insurance contracts with the current single-A interest rate as of the end of each reporting period. Ceded MRBs are accounted for separately from reinsurance recoverables. See “MRBs” below for additional information.

We estimated an allowance for credit losses for all reinsurance recoverables and related reinsurance deposit assets, other than ceded MRB assets. As such, we performed a quantitative analysis using a probability of loss model approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting. The credit loss allowance is a general allowance for pools of receivables with similar risk characteristics segmented by credit risk ratings and receivables assessed on an individual basis that do not share similar risk characteristics where we anticipate a credit loss over the life of reinsurance-related assets, other than ceded MRB assets.

Our model uses relevant internal or external historical loss information adjusted for current conditions and reasonable and supportable forecasts of future events and conditions in developing our credit loss estimate. We utilized historical credit rating data to form an estimation of probability of default of counterparties by means of a transition matrix that provides the rates of credit migration for credit ratings transitioning to impairment. We updated reinsurer credit ratings during the period to incorporate the most up-to-date information on the current state of the financial stability of our reinsurers. To simulate changes in economic conditions, we used positive, base and adverse scenarios that include varying levels of loss given default assumptions to reflect the impact of changes in severity of losses. We applied probability weights to the positive, base and adverse scenarios. For periods beyond our reasonable and supportable forecasts, we used implicit mean reversion over the remaining life of the recoverable. Additionally, we considered factors that impact our exposure at default that are driven by actuarial expectations around term assumptions rather than being directly driven by market or economic environment.

Our model estimates the expected credit losses over the life of the reinsurance asset. Credit loss estimates are segmented based on counterparty credit risk. Our modeling process utilizes counterparty credit ratings, collateral types and amounts, and term and run-off assumptions. For reinsurance recoverables that do not share similar risk characteristics, we assessed on an individual basis to determine a specific credit loss allowance.

We estimated expected credit losses over the contractual term of the recoverable, which is the period during which we are exposed to the credit risk. Reinsurance recoverables may not have explicit contractual lives, but are tied to the underlying insurance products; as a result, we estimated the contractual life by utilizing actuarial estimates of the timing of payouts related to those underlying products.

Reinsurance agreements often require the reinsurer to collateralize the recoverable with funds in a trust account or with a letter of credit for the benefit of the ceding insurance entity that can reduce the expected credit losses on a given agreement. As such, we review reinsurance collateral by individual agreement to sensitize risk of loss based on level of collateralization. This review is driven by the assumption that non-collateralized reinsurance recoverables would have materially higher losses in times of default. Therefore, reinsurance recoverables are pooled as either fully-collateralized or non-collateralized.

Reinsurance recoverables are presented net of the allowance for credit losses on the Balance Sheets. Changes in the allowance for credit losses are reported in realized gain (loss) on the Statements of Comprehensive Income (Loss). Reinsurance recoverables deemed uncollectible are charged against the allowance for credit losses, and subsequent recoveries, if any, are credited to the allowance for credit losses, limited to the aggregate of amounts previously charged off and expected to be charged off.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed for impairment annually as of October 1 and more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

We perform a quantitative goodwill impairment test where the fair value of the reporting unit is determined and compared to the carrying value of the reporting unit. If the carrying value of the reporting unit is greater than the reporting unit’s fair value, goodwill is impaired and written down to the reporting unit’s fair value; and a charge is reported in impairment of intangibles on the Statements of Comprehensive Income (Loss). The results of one goodwill impairment test on one reporting unit cannot subsidize the results of another reporting unit.

Other Assets and Other Liabilities

Other assets consist primarily of receivables resulting from sales of securities that had not yet settled as of the balance sheet date, certain reinsurance assets, premiums and fees receivable, current and deferred taxes, specifically identifiable intangible assets, ceded MRB liabilities and other receivables. Other liabilities consist primarily of ceded MRB assets, other policyholder liabilities, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, certain reinsurance payables, payables for collateral on investments, employee benefit liabilities, current and deferred taxes, short-term debt and other accrued expenses.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are related to credit loss or non-credit, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on the Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years.

Separate Account Assets and Liabilities

Separate accounts represent segregated funds that are maintained to meet specific investment objectives of policyholders who direct the investments and bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

We report separate account assets as a summary total on the Balance Sheets based on the fair value of the underlying investments. Investment income and net realized and unrealized gains (losses) of the separate accounts generally accrue directly to the policyholders; therefore, they are not reflected on the Statements of Comprehensive Income (Loss), and the Statements of Cash Flows do not reflect investment activity of the separate accounts. Asset-based fees and contract administration charges (collectively referred to as “policyholder assessments”) are assessed against the accounts and included within fee income on the Statements of Comprehensive Income (Loss). An amount equivalent to the separate account assets is recorded as separate account liabilities, representing the account balance obligated to be returned to the policyholder.

Policyholder Account Balances

Policyholder account balances include the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability for policyholder account balances includes UL and VUL and investment-type annuity products where account balances are equal to deposits plus interest credited less withdrawals, surrender charges, policyholder assessments, as well as amounts representing the fair value of embedded derivative instruments associated with our indexed universal life insurance (“IUL”) and indexed annuity products. During the third quarter of each year, we conduct our comprehensive review of the assumptions and projection models used in estimating these embedded derivatives and update assumptions as needed. We may also update these assumptions in other quarters as we become aware of information that is indicative of the need for such an update.

Future Contract Benefits

Future contract benefits represent liability reserves, including liability for future policy benefits (“LFPB”), liability for future claims reserves and additional liability for other insurance benefits that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.

The LFPB associated with limited payment life-contingent annuity contracts and non-participating traditional life insurance contracts is measured using a net premium ratio approach. This approach accrues expected benefits and claims in proportion to the premium revenue recognized. For life-contingent payout annuity contracts with limited premium payments, as premium collection is not the completion of the earnings process, gross premiums in excess of net premiums are deferred. This excess of gross premiums received over the related net premiums is referred to as the deferred profit liability (“DPL”). The DPL is included in the LFPB, and profits are recognized over the life of the contracts.

In measuring our LFPB, we establish cohorts, which are groupings of long-duration contracts. Factors that we consider in determining cohorts include, but are not limited to, our contract classification and issue year requirements, product risk characteristics, assumptions and modeling level used in the valuation systems. The net premium ratio is capped at 100% at the individual cohort level. Expected benefits and claims in excess of premium revenue recognized are expensed immediately.

We use actuarial assumptions to best estimate future premium and benefit cash flows (“cash flow assumptions”) as well as the actual historical cash flows received and paid to derive a net premium ratio in measuring the LFPB. These actuarial assumptions include mortality rates, morbidity, policyholder behavior (e.g., persistency) and withdrawals based principally on generally accepted actuarial methods and assumptions. During the third quarter of each year, we conduct our comprehensive review of the cash flow assumptions and projection models used in estimating these liabilities and update these assumptions (excluding the claims settlement expense assumption that is locked in at inception) in the calculation of the net premium ratio. We may also update these assumptions in other quarters as we become aware of information that is indicative of such update. On a quarterly basis, we retrospectively update the net premium ratio for actual experience. The remeasurement of LFPB for both assumption updates and actual experience are reported within policyholder liability remeasurement gain (loss) on the Statements of Comprehensive Income (Loss). For all contract cohorts issued after January 1, 2021, interest is accrued on LFPB at the single-A interest rate on the contract cohort inception date. For contract cohorts issued prior to January 1, 2021, interest remains accruing at the original discount rate in effect on the contract cohort inception date due to the modified retrospective transition method. We also remeasure the LFPB using the single-A interest rate as of the end of each reporting period, which is reported within policyholder liability discount rate remeasurement gain (loss) on the Statements of Comprehensive Income (Loss).

We evaluate the liability for future claims on our long-term life and disability group products. Given the term and renewal features of our product and funding nature of the associated premiums, we have determined that the liability value is generally zero for policies that are not on claim. Therefore, the liability for future claims represents future payments on claims for which a disability event has occurred as of the valuation date. In measuring the liability for future claims, we establish cohorts similar to the process described above and use actuarial assumptions primarily based on claim termination rates, offsets for other insurance including social security and long-term disability incidence and severity assumptions. Cash flow assumptions are subject to the comprehensive review process discussed above. On a quarterly basis, the liability for future claims is updated for actual claims experience. The remeasurement of the liability for future claims for both assumption updates and actual experience are reported within policyholder liability remeasurement gain (loss) on the Statements of Comprehensive Income (Loss). We remeasure the liability for future claims using a single-A interest rate as of the end of each reporting period, which is reported within policyholder liability discount rate remeasurement gain (loss) on the Statements of Comprehensive Income (Loss).

We use the single-A interest rate curve to discount cash flows used to calculate the LFPB and the liability for future claims. This curve is developed using the upper-medium grade (low credit risk) fixed-income instrument yields that are intended to reflect the duration characteristics of the applicable insurance liabilities.

We issue UL contracts with separate accounts that may include various types of guaranteed benefits that are not accounted for as MRBs or embedded derivatives. These guaranteed benefits require an additional liability that is calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative payments plus interest on the liability. Cash flow assumptions incorporated in a benefit ratio in measuring these additional liabilities for other insurance benefits include mortality rates, morbidity, policyholder behavior (e.g., persistency) and withdrawals based principally on generally accepted actuarial methods and assumptions. During the third quarter of each year, we conduct our comprehensive review of the cash flow assumptions and projection models used in estimating these liabilities and update these assumptions in the calculation of the benefit ratio. We may also update these assumptions in other quarters as we become aware of information that is indicative of such update. On a quarterly basis, we retrospectively update the benefit ratio for actual experience. The remeasurement of additional liability for both assumptions and actual experience are reported within policyholder liability remeasurement gain (loss) on the Statements of Comprehensive Income (Loss). As future cash flow assumption and experience updates result in changes in expected benefit payments or assessments, the benefit ratio is recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above.

Premium deficiency testing is performed for interest-sensitive life products periodically using best estimate assumptions as of the testing date to test the adequacy and appropriateness of the established net reserve (i.e., GAAP reserves net of any DSI or VOBA assets). The premium deficiency test is also performed using a discount rate based on the average crediting rate. A premium deficiency exists when the net reserve plus the present value of expected future gross premiums are determined to be insufficient to cover expected future benefits and non-level expenses.

The business written or assumed by us includes participating life insurance contracts, under which the policyholder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. Dividends to participating policies were $13 million, $13 million and $19 million for the years ended December 31, 2024, 2023 and 2022, respectively.

MRBs

MRBs are contracts or contract features that provide protection to the policyholder from other-than-nominal capital market risk and expose us to other-than-nominal capital market risk upon the occurrence of a specific event or circumstance, such as death, annuitization or periodic withdrawal. MRBs do not include the death benefit component of a life insurance contract (i.e., the difference between the account balance and the death benefit amount). All long-duration insurance contracts and certain investment contracts are subject to MRB evaluation. An MRB can be in either an asset or a liability position. Our MRB assets and MRB liabilities are reported at fair value separately on the Balance Sheets.

We issue variable annuity contracts that may include various types of guaranteed living benefit (“GLB”) and guaranteed death benefit (“GDB”) riders that we have classified as MRBs. For contracts that contain multiple features that qualify as MRBs, the MRBs are valued on a combined basis using an integrated model. We have entered into reinsurance agreements to cede certain GLB and GDB riders where the reinsurance agreements themselves are accounted for as MRBs or contain MRBs. We therefore record ceded MRB assets and ceded MRB liabilities associated with these reinsurance agreements. Ceded MRB liabilities are included in other assets and ceded MRB assets are included in other liabilities on the Balance Sheets.

MRBs are valued based on a stochastic projection of risk-neutral scenarios that incorporate a spread reflecting our non-performance risk. Ceded MRBs are valued based on a stochastic projection of risk-neutral scenarios that incorporate a spread reflecting our counterparties’ non-performance risk. The scenario assumptions, at each valuation date, are those we view to be appropriate for a hypothetical market participant and include assumptions for capital markets, policyholder behavior (e.g., policy lapse, rider utilization, etc.) mortality, risk margin and administrative expenses. These assumptions are based on a combination of historical data and actuarial judgments. During the third quarter of each year, we conduct our comprehensive review of the actuarial assumptions and projection models used in estimating these MRBs and update these assumptions on a prospective basis as needed. We may also update these assumptions in other quarters as we become aware of information that is indicative of the need for such an update. The assumptions for our own non-performance risk and our counterparties’ non-performance risk for MRBs and ceded MRBs, respectively, are determined at each valuation date and reflect our and our counterparties’ risks of not fulfilling the obligations of the underlying liability. The spread for the non-performance risk is added to the discount rates used in determining the fair value from the net cash flows. For information on fair value inputs, see Note 12.

Contingencies and Commitments

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable, based on our best estimate.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consists of asset-based fees, percent of premium charges, contract administration charges and surrender charges that are assessed against policyholder account balances. Investment products consist primarily of individual and group variable and fixed annuities. Interest-sensitive life insurance products include UL, VUL, linked-benefit UL and VUL and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees and contract administration charges are assessed on a daily or monthly basis and recognized as revenue as performance obligations are met, over the period underlying customer assets are owned or advisory services are provided. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the policyholder in accordance with contractual terms. For investment and interest-sensitive life insurance contracts, the amounts collected from policyholders are considered deposits and are not included in revenue.

Wholesaling-related 12b-1 fees received from separate account fund sponsors as compensation for servicing the underlying mutual funds are recorded as revenues based on a contractual percentage of the market value of mutual fund assets over the period shares are owned by customers. Fee income related to 12b-1 fees, reported primarily within our Annuities segment, was $27 million, $25 million and $25 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Insurance Premiums

Insurance premiums consist primarily of group insurance products, traditional life insurance and payout annuities with life contingencies. These insurance premiums are recognized as revenue when due.

Net Investment Income

We earn investment income on the underlying general account investments supporting our fixed products less related expenses. Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the fixed maturity AFS securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on the Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) includes realized gains and losses from the sale of investments, write-downs for impairments of investments and changes in the allowance for credit losses for financial assets, changes in fair value of equity securities, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance-related embedded derivatives. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is reported net of allocations of investment gains and losses to certain policyholders, certain funds withheld on reinsurance arrangements and certain modified coinsurance arrangements for which we have a contractual obligation to cede realized gains and losses to the reinsurer.

MRB Gain (Loss)

MRB gain (loss) includes the change in fair value of MRB and ceded MRB assets and liabilities. Changes in the fair value of MRB assets and liabilities are recognized in net income (loss), except for the portion attributable to the change in non-performance risk that is recognized in OCI. Changes in the fair value of ceded MRB assets and liabilities, including the changes in our counterparties’ non-performance risks, are recognized in net income (loss).

Interest Credited

We credit interest to our policyholder account balances based on the contractual terms supporting our products.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for annuity products with guaranteed death and living benefits, certain annuities with life contingencies and life insurance products with secondary guarantee benefits. For traditional life, group life and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Policyholder Liability Remeasurement Gain (Loss)

Policyholder liability remeasurement gain (loss) recognized in net income (loss) includes remeasurement gains and losses resulting from updates in cash flow assumptions and actual variance from expected experience used in the net premium ratio or benefit ratio calculation for future policy benefits associated with limited payment life-contingent annuity products and traditional life insurance, liabilities for future claims associated with our group products, and additional liabilities for other insurance benefits on certain guaranteed benefits associated with our UL products.

Policyholder liability remeasurement gain (loss) recognized in OCI includes any changes resulting from the discount rate remeasurement of future policy benefits associated with limited payment life-contingent annuity products and traditional life insurance and liabilities for future claims associated with our group products as of each reporting period.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in LNC’s incentive compensation plans. As of the date LNC’s Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity. We apply an estimated forfeiture rate to our accrual of compensation cost. Stock-based compensation expense is reflected in commissions and other expenses on the Statements of Comprehensive Income (Loss).

Income Taxes

LNC files a U.S. consolidated income tax return that includes us and LNC’s other eligible subsidiaries. Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required.

We use the individual security approach for releasing income tax effects from AOCI.

2. New Accounting Standards

Adoption of New Accounting Standards

In 2024, no new Accounting Standards Updates (“ASUs”) were adopted that had an effect on the financial statements.

Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new ASUs that may have an impact on our financial statements when adopted. ASUs not listed below were assessed and determined to be either not applicable or insignificant in presentation or amount.

Standard	Description	Effective Date	Effect on Financial Statements or Other Significant Matters
ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures	This ASU establishes new income tax disclosure requirements, as well as adjusts certain existing requirements. It specifically requires expanded and disaggregated disclosures around the tax rate reconciliation.	January 1, 2025	We are evaluating the impact of this ASU to disclosures within the Federal Income Taxes Note to the financial statements.
ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40)	This ASU requires disclosure of specified information about certain costs and expenses, including employee compensation, depreciation and intangible asset amortization.	January 1, 2027	We are evaluating the impact of this ASU to the financial statements.

3. Investments

Fixed Maturity AFS Securities

The amortized cost, gross unrealized gains and losses, allowance for credit losses and fair value of fixed maturity AFS securities (in millions) were as follows:

	As of December 31, 2024
	Amortized Cost	Gross Unrealized		Allowance for Credit Losses	Fair Value
		Gains	Losses
Fixed maturity AFS securities:
Corporate bonds	$6,177	$51	$812	$–	$5,416
U.S. government bonds	9	–	–	–	9
State and municipal bonds	411	3	56	–	358
Foreign government bonds	18	–	3	–	15
RMBS	261	2	36	–	227
CMBS	119	–	13	–	106
ABS	174	6	6	2	172
Hybrid and redeemable preferred securities	35	2	1	–	36
Total fixed maturity AFS securities	$7,204	$64	$927	$2	$6,339

	As of December 31, 2023
	Amortized Cost	Gross Unrealized		Allowance for Credit Losses	Fair Value
		Gains	Losses
Fixed maturity AFS securities:
Corporate bonds	$6,230	$87	$633	$–	$5,684
U.S. government bonds	10	–	–	–	10
State and municipal bonds	498	13	46	–	465
Foreign government bonds	24	–	3	–	21
RMBS	269	2	30	–	241
CMBS	124	1	15	–	110
ABS	153	6	8	2	149
Hybrid and redeemable preferred securities	42	3	1	–	44
Total fixed maturity AFS securities	$7,350	$112	$736	$2	$6,724

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2024, were as follows:

	Amortized Cost	Fair Value
Due in one year or less	$63	$63
Due after one year through five years	965	961
Due after five years through ten years	827	797
Due after ten years	4,795	4,013
Subtotal	6,650	5,834
Structured securities (RMBS, CMBS, ABS)	554	505
Total fixed maturity AFS securities	$7,204	$6,339

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses of fixed maturity AFS securities (dollars in millions) for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2024
	Less Than or Equal to Twelve Months		Greater Than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$713	$32	$3,516	$780	$4,229	$812
State and municipal bonds	68	2	189	54	257	56
Foreign government bonds	5	–	3	3	8	3
RMBS	15	–	186	36	201	36
CMBS	10	–	76	13	86	13
ABS	45	1	78	5	123	6
Hybrid and redeemable
preferred securities	2	–	8	1	10	1
Total fixed maturity AFS securities	$858	$35	$4,056	$892	$4,914	$927

Total number of fixed maturity AFS securities in an unrealized loss position						1,245

	As of December 31, 2023
	Less Than or Equal to Twelve Months		Greater Than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses (1)
Fixed maturity AFS securities:
Corporate bonds	$763	$93	$3,421	$540	$4,184	$633
State and municipal bonds	85	15	123	31	208	46
Foreign government bonds	5	–	3	3	8	3
RMBS	50	6	148	24	198	30
CMBS	13	2	69	13	82	15
ABS	23	–	101	8	124	8
Hybrid and redeemable
preferred securities	11	1	7	–	18	1
Total fixed maturity AFS securities	$950	$117	$3,872	$619	$4,822	$736

Total number of fixed maturity AFS securities in an unrealized loss position						1,184

(1)As of December 31, 2024 and 2023, we recognized less than $1 million of gross unrealized losses in OCI for fixed maturity AFS securities for which an allowance for credit losses has been recorded.

The fair value, gross unrealized losses (in millions) and number of fixed maturity AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2024
	Fair Value	Gross Unrealized Losses	Number of Securities (1)
Less than six months	$732	$213	163
Six months or greater, but less than nine months	–	–	–
Nine months or greater, but less than twelve months	6	3	3
Twelve months or greater	637	327	212
Total	$1,375	$543	378

	As of December 31, 2023
	Fair Value	Gross Unrealized Losses	Number of Securities (1)
Less than six months	$151	$55	54
Six months or greater, but less than nine months	39	11	14
Nine months or greater, but less than twelve months	70	20	18
Twelve months or greater	551	224	183
Total	$811	$310	269

(1)We may reflect a security in more than one aging category based on various purchase dates.

Our gross unrealized losses on fixed maturity AFS securities increased by $191 million for the year ended December 31, 2024. As discussed further below, we believe the unrealized loss position as of December 31, 2024, did not require an impairment recognized in earnings as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; and (iii) the difference in the fair value compared to the amortized cost was due to factors other than credit loss. Based upon this evaluation as of December 31, 2024, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums, fee income and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our impaired securities.

As of December 31, 2024, the unrealized losses associated with our corporate bond, U.S. government bond, state and municipal bond and foreign government bond securities were attributable primarily to rising interest rates and widening credit spreads since purchase. We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2024, the unrealized losses associated with our MBS and ABS were attributable primarily to rising interest rates and widening credit spreads since purchase. We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost of each impaired security.

As of December 31, 2024, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each impaired security.

Credit Loss Impairment on Fixed Maturity AFS Securities

We regularly review our fixed maturity AFS securities for declines in fair value that we determine to be impairment-related, including those attributable to credit risk factors that may require an allowance for credit losses. See Note 1 for a discussion regarding our accounting policy relating to the allowance for credit losses on our fixed maturity AFS securities.

Changes in the allowance for credit losses on fixed maturity AFS securities (in millions), aggregated by investment category, were as follows:

For the Year Ended December 31, 2024
	Corporate Bonds	RMBS	ABS	Total
Balance as of beginning-of-year	$–	$–	$2	$2
Additions from purchases of PCD debt securities (1)	–	–	–	–
Additions for securities for which credit losses were not
previously recognized	–	–	–	–
Additions (reductions) for securities for which credit losses
were previously recognized	–	–	–	–
Reductions for securities charged off	–	–	–	–
Balance as of end-of-year (2)	$–	$–	$2	$2

	For the Year Ended December 31, 2023
	Corporate Bonds	RMBS	ABS	Total
Balance as of beginning-of-year	$–	$–	$3	$3
Additions from purchases of PCD debt securities (1)	–	–	–	–
Additions for securities for which credit losses were not
previously recognized	2	–	–	2
Additions (reductions) for securities for which credit losses
were previously recognized	–	–	(1)	(1)
Reductions for securities charged off	(2)	–	–	(2)
Balance as of end-of-year (2)	$–	$–	$2	$2

For the Year Ended December 31, 2022
	Corporate Bonds	RMBS	ABS	Total
Balance as of beginning-of-year	$–	$–	$–	$–
Additions from purchases of PCD debt securities (1)	–	–	–	–
Additions for securities for which credit losses were not
previously recognized	–	–	–	–
Additions (reductions) for securities for which credit losses
were previously recognized	–	–	3	3
Reductions for securities charged off	–	–	–	–
Balance as of end-of-year (2)	$–	$–	$3	$3

(1)Represents purchased credit-deteriorated (“PCD”) fixed maturity AFS securities.
(2)As of December 31, 2024, 2023 and 2022, accrued investment income on fixed maturity AFS securities totaled $76 million, $78 million and $79 million, respectively, and was excluded from the estimate of credit losses.

Mortgage Loans on Real Estate

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

	As of December 31,
	2024	2023
Current	$900	$923
30 to 59 days past due	–	–
60 to 89 days past due	–	–
90 or more days past due	–	–
Allowance for credit losses	(3)	(4)
Unamortized premium (discount)	–	–
Mark-to-market gains (losses)	–	–
Total carrying value	$897	$919

Our mortgage loan portfolio had the largest concentrations in California, which accounted for 27% of mortgage loans on real estate as of December 31, 2024 and 2023, and New York, which accounted for 27% and 29% of mortgage loans on real estate as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, there were no mortgage loans on real estate on non-accrual status.

We use LTV and debt-service coverage ratios as credit quality indicators for our mortgage loans on real estate. The amortized cost of mortgage loans on real estate (dollars in millions) by year of origination and credit quality indicator was as follows:

	As of December 31, 2024
	LTV Less Than 65%	Debt-Service Coverage Ratio	LTV 65% to 75%	Debt- Service Coverage Ratio	LTV Greater Than 75%	Debt-Service Coverage Ratio	Total
Origination Year
2024	$44	2.02	$5	1.29	$–	–	$49
2023	52	1.73	–	–	–	–	52
2022	53	1.93	4	1.71	–	–	57
2021	102	3.67	–	–	–	–	102
2020	72	3.51	–	–	–	–	72
2019 and prior	568	2.77	–	–	–	–	568
Total	$891		$9		$–		$900

	As of December 31, 2023
	LTV Less Than 65%	Debt-Service Coverage Ratio	LTV 65% to 75%	Debt-Service Coverage Ratio	LTV Greater Than 75%	Debt-Service Coverage Ratio	Total
Origination Year
2023	$52	1.85	$–	–	$–	–	$52
2022	54	2.00	4	1.79	–	–	58
2021	103	3.50	–	–	–	–	103
2020	78	3.52	–	–	–	–	78
2019	175	3.10	–	–	–	–	175
2018 and prior	457	2.64	–	–	–	–	457
Total	$919		$4		$–		$923

Credit Losses on Mortgage Loans on Real Estate

In connection with our recognition of an allowance for credit losses for mortgage loans on real estate, we perform a quantitative analysis using a probability of default/loss given default/exposure at default approach to estimate expected credit losses in our mortgage loan portfolio as well as unfunded commitments related to mortgage loans. See Note 1 for a discussion regarding our accounting policy relating to the allowance for credit losses on our mortgage loans on real estate.

Changes in the allowance for credit losses on mortgage loans on real estate (in millions) were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Balance as of beginning-of-year	$4	$4	$4
Additions (reductions) from provision for credit loss expense (1)	(1)	–	–
Additions from purchases of PCD mortgage loans on real estate	–	–	–
Balance as of end-of-year (2)	$3	$4	$4

(1)We recognized less than $1 million of credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the years ended December 31, 2024 and 2023. We did not recognize any credit loss benefit (expense) related to unfunded commitments for mortgage loans on real estate for the year ended December 31, 2022.
(2)Accrued investment income on mortgage loans on real estate totaled $2 million as of December 31, 2024, 2023 and 2022, and was excluded from the estimate of credit losses.

Net Investment Income

The major categories of net investment income (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2024	2023	2022

Fixed maturity AFS securities	$322	$324	$323
Mortgage loans on real estate	36	35	36
Policy loans	5	12	12
Cash and invested cash	5	2	–
Commercial mortgage loan prepayment
and bond make-whole premiums	2	2	3
Consent fees	–	–	1
Other investments	2	1	1
Investment income	372	376	376
Investment expense	(3)	(3)	(2)
Net investment income	$369	$373	$374

Impairments on Fixed Maturity AFS Securities

Details underlying credit loss benefit (expense) incurred that were recognized in net income (loss) and included in realized gain (loss) on fixed maturity AFS securities (in millions) were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Credit Loss Benefit (Expense)
Fixed maturity AFS securities:
Corporate bonds	$–	$(2)	$–
ABS	–	1	(3)
Total credit loss benefit (expense)	$–	$(1)	$(3)

Payables for Collateral on Investments

The carrying value of the payables for collateral on investments included on the Balance Sheets and the fair value of the related investments or collateral (in millions) consisted of the following:

	As of December 31, 2024		As of December 31, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Collateral payable for derivative investments (1)	$21	$21	$16	$16

(1)We obtain collateral based upon contractual provisions with our counterparties. These agreements take into consideration the counterparties’ credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash or fixed maturity AFS securities. This also includes interest payable on collateral. See Note 4 for additional information.

Increase (decrease) in payables for collateral on investments (in millions) consisted of the following:

	For the Years Ended December 31,
	2024	2023	2022
Collateral payable for derivative investments	$5	$(6)	$15

Investment Commitments

As of December 31, 2024, our investment commitments were $7 million, which included $4 million of mortgage loans on real estate and $3 million of private placement securities.

Concentrations of Financial Instruments

As of December 31, 2024 and 2023, our most significant investments in one issuer were our investments in securities issued by the Government National Mortgage Association with a fair value of $87 million and $89 million, respectively, or 1% of total investments, and our investments in securities issued by the Federal National Mortgage Association with a fair value of $78 million and $83 million, respectively, or 1% of total investments. These concentrations include fixed maturity AFS and equity securities.

As of December 31, 2024 and 2023, our most significant investments in one industry were our investments in securities in the consumer non-cyclical industry with a fair value of $1.1 billion and $1.2 billion, respectively, or 15% of total investments, and our investments in securities in the utilities industry with a fair value of $912 million and $946 million, respectively, or 12% of total investments. These concentrations include fixed maturity AFS and equity securities.

4. Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk and equity market risk. We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees. The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a discussion of the accounting treatment for derivative instruments. See Note 12 for additional disclosures related to the fair value of our derivative instruments.

Interest Rate Contracts

We use derivative instruments as part of our interest rate risk management strategy. These instruments are economic hedges unless otherwise noted and include:

Forward-Starting Interest Rate Swaps

We use forward-starting interest rate swaps to hedge the interest rate exposure within our annuity, life insurance and retirement products.

Reverse Treasury Locks

We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the anticipated purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign Currency Contracts

We use derivative instruments as part of our foreign currency risk management strategy.

Foreign Currency Swaps

We use foreign currency swaps designated and qualifying as cash flow hedges to hedge foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange one currency for another at specified dates in the future at a specified exchange rate.

Equity Market Contracts

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

Call Options Based on the S&P 500® Index

Our IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index. Policyholders may elect to rebalance index options at renewal dates. At the end of each indexed term, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We use call options that are highly correlated to the portfolio allocation decisions of our policyholders, such that we are economically hedged with respect to equity returns for the current reset period.

Other Derivatives

Lapse Protection Rider Ceded Derivative

We have an inter-company agreement through which Lincoln National Reinsurance Company (Barbados) Limited (“LNBAR”), an affiliated reinsurer, assumes the risk under certain UL contracts for lapse protection riders (“LPR”). If the policyholder’s account balance is insufficient to pay the cost of insurance charges required to keep the policy in force, and the policyholder has made the required deposits, we will be reimbursed for those charges.

Embedded Derivatives

We have embedded derivatives that include:

Fixed Indexed Annuity and IUL Contracts Embedded Derivatives

Our fixed indexed annuity and IUL contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500® Index. Policyholders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We use options that are highly correlated to the portfolio allocation decisions of our policyholders, such that we are economically hedged with respect to equity returns for the current reset period.

Primary Risks Managed by Derivatives

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure.

Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2024			As of December 31, 2023
	Notional Amounts	Fair Value		Notional Amounts	Fair Value
		Asset	Liability		Asset	Liability
Qualifying Hedges
Cash flow hedges:
Foreign currency contracts (1)	$136	$17	$1	$127	$13	$2
Total cash flow hedges	136	17	1	127	13	2
Non-Qualifying Hedges
Interest rate contracts (1)	400	–	–	400	–	–
Equity market contracts (1)	124	5	–	115	5	–
LPR ceded derivative (2)	–	15	–	–	16	–
Embedded derivatives:
Fixed indexed annuity
and IUL contracts (3)	–	–	2	–	–	2
Total derivative instruments	$660	$37	$3	$642	$34	$4

(1)These asset and liability balances are presented on a gross basis. Amounts are reported in derivative investments and other liabilities on the Balance Sheets after the evaluation for right of offset subject to master netting agreements as described in Note 1.
(2)Reported in other assets on the Balance Sheets.
(3)Reported in policyholder account balances on the Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

	Remaining Life as of December 31, 2024
	Less Than 1 Year	1 - 5 Years	6 - 10 Years	11 - 30 Years	Over 30 Years	Total
Interest rate contracts	$–	$–	$400	$–	$–	$400
Foreign currency contracts (1)	–	3	41	82	10	136
Equity market contracts	124	–	–	–	–	124
Total derivative instruments
with notional amounts	$124	$3	$441	$82	$10	$660

(1)As of December 31, 2024, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 16, 2061.

The change in our unrealized gain (loss) on derivative instruments within AOCI (in millions) was as follows:

	For the Years Ended December 31,
	2024	2023	2022
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$11	$17	$1
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the year:
Cash flow hedges:
Interest rate contracts	–	–	4
Foreign currency contracts	1	(3)	8
Change in foreign currency exchange rate adjustment	6	(4)	10
Income tax benefit (expense)	(2)	2	(5)
Less:
Reclassification adjustment for gains (losses)
included in net income (loss):
Cash flow hedges:
Foreign currency contracts (1)	2	1	1
Balance as of end-of-year	$14	$11	$17

(1)The OCI offset is reported within net investment income on the Statements of Comprehensive Income (Loss).

The effects of qualifying and non-qualifying hedges (in millions) on the Statements of Comprehensive Income (Loss) were as follows:

	Gain (Loss) Recognized in Income For the Year Ended December 31, 2024
	Realized Gain (Loss)	Net Investment Income	Benefits
Total Line Items in which the Effects of Fair Value or
Cash Flow Hedges are Recorded	$9	$369	$462
Qualifying Hedges
Gain or (loss) on cash flow hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified
from AOCI into income	–	2	–
Non-Qualifying Hedges
Equity market contracts	2	–	–
LPR ceded derivative	–	–	1
Embedded derivatives:
Fixed indexed annuity and IUL contracts	(4)	–	–

	Gain (Loss) Recognized in Income For the Year Ended December 31, 2023
	Realized Gain (Loss)	Net Investment Income	Benefits
Total Line Items in which the Effects of Fair Value or
Cash Flow Hedges are Recorded	$2	$373	$525
Qualifying Hedges
Gain or (loss) on cash flow hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified
from AOCI into income	–	1	–
Non-Qualifying Hedges
Equity market contracts	3	–	–
LPR ceded derivative	–	–	(2)
Embedded derivatives:
Fixed indexed annuity and IUL contracts	(3)	–	–

	Gain (Loss) Recognized in Income For the Year Ended December 31, 2022
	Realized Gain (Loss)	Net Investment Income	Benefits
Total Line Items in which the Effects of Fair Value or
Cash Flow Hedges are Recorded	$(17)	$374	$495
Qualifying Hedges
Gain or (loss) on cash flow hedging relationships:
Foreign currency contracts:
Amount of gain or (loss) reclassified
from AOCI into income	–	1	–
Non-Qualifying Hedges
Equity market contracts	(4)	–	–
LPR ceded derivative	–	–	5
Embedded derivatives:
Fixed indexed annuity and IUL contracts	3	–	–

As of December 31, 2024, $2 million of the deferred net gains (losses) on derivative instruments in AOCI were expected to be reclassified to earnings during the next 12 months.

Credit Risk

We are exposed to credit losses in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or non-performance risk. The non-performance risk is based upon assumptions for each counterparty’s credit spread over the estimated weighted average life of the counterparty exposure, less collateral held. As of December 31, 2024, the non-performance risk adjustment was zero. The credit risk associated with such agreements is minimized by entering into agreements with financial institutions with long-standing, superior performance records. Additionally, we maintain a policy of requiring derivative contracts to be governed by an International Swaps and Derivatives Association (“ISDA”) Master Agreement. We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under nearly all of our ISDA agreements, we have agreed to maintain certain financial strength ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts. In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. We did not have any exposure as of December 31, 2024 or 2023.

The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

	As of December 31, 2024		As of December 31, 2023
S&P Credit Rating of Counterparty	Collateral Posted by Counterparty	Collateral Posted to Counterparty	Collateral Posted by Counterparty	Collateral Posted to Counterparty
AA-	$13	$–	$6	$–
A+	8	–	10	–
Total cash collateral	$21	$–	$16	$–

Balance Sheet Offsetting

Information related to the effects of offsetting on the Balance Sheets (in millions) was as follows:

	As of December 31, 2024
	Derivative Instruments	Embedded Derivative Instruments	Total
Financial Assets
Gross amount of recognized assets	$22	$–	$22
Gross amounts offset	(1)	–	(1)
Net amount of assets	21	–	21
Gross amounts not offset:
Cash collateral (1)	(21)	–	(21)
Net amount	$–	$–	$–

Financial Liabilities
Gross amount of recognized liabilities	$–	$2	$2
Gross amounts offset	–	–	–
Net amount of liabilities	–	2	2
Gross amounts not offset:
Cash collateral (2)	–	–	–
Net amount	$–	$2	$2

(1)Excludes excess non-cash collateral received of $1 million, as the collateral offset is limited to the net estimated fair value of derivatives after application of netting arrangements. There was no excess cash collateral received as of December 31, 2024.
(2)There was no excess cash or non-cash collateral pledged as of December 31, 2024.

	As of December 31, 2023
	Derivative Instruments	Embedded Derivative Instruments	Total
Financial Assets
Gross amount of recognized assets	$18	$–	$18
Gross amounts offset	(2)	–	(2)
Net amount of assets	16	–	16
Gross amounts not offset:
Cash collateral (1)	(16)	–	(16)
Net amount	$–	$–	$–

Financial Liabilities
Gross amount of recognized liabilities	$–	$2	$2
Gross amounts offset	–	–	–
Net amount of liabilities	–	2	2
Gross amounts not offset:
Cash collateral (2)	–	–	–
Net amount	$–	$2	$2

(1)Excludes excess non-cash collateral received of $2 million, as the collateral offset is limited to the net estimated fair value of derivatives after application of netting arrangements. There was no excess cash collateral received as of December 31, 2023.
(2)There was no excess cash or non-cash collateral pledged as of December 31, 2023.

5. DAC, VOBA, DSI and DFEL

The following table reconciles DAC, VOBA and DSI (in millions) to the Balance Sheets:

	As of December 31,
	2024	2023
DAC, VOBA and DSI
Variable Annuities	$94	$100
Fixed Annuities	4	4
Traditional Life	39	47
UL and Other	342	366
Group Protection	10	9
Retirement Plan Services	6	6
Total DAC, VOBA and DSI	$495	$532

The following table reconciles DFEL (in millions) to the Balance Sheets:

	As of December 31,
	2024	2023
DFEL
Variable Annuities	$2	$2
UL and Other	174	176
Total DFEL	$176	$178

The following tables summarize the changes in DAC (in millions):

	For the Year Ended December 31, 2024
	Variable Annuities	Fixed Annuities	Traditional Life	UL and Other	Group Protection	Retirement Plan Services
Balance as of beginning-of-year	$97	$3	$35	$184	$9	$6
Deferrals	2	–	–	3	7	1
Amortization	(8)	–	(4)	(11)	(6)	(1)
Balance as of end-of-year	$91	$3	$31	$176	$10	$6

	For the Year Ended December 31, 2023
	Variable Annuities	Fixed Annuities	Traditional Life	UL and Other	Group Protection	Retirement Plan Services
Balance as of beginning-of-year	$103	$3	$39	$192	$8	$7
Deferrals	3	–	1	3	6	–
Amortization	(9)	–	(5)	(11)	(5)	(1)
Balance as of end-of-year	$97	$3	$35	$184	$9	$6

DAC amortization expense of $30 million, $31 million and $31 million was recorded in commissions and other expenses on the Statements of Comprehensive Income (Loss) for the years ended December 31, 2024, 2023 and 2022, respectively.

The following tables summarize the changes in VOBA (in millions):

	For the Year Ended December 31, 2024
	Traditional Life	UL and Other
Balance as of beginning-of-year	$12	$182
Amortization	(4)	(16)
Balance as of end-of-year	$8	$166

	For the Year Ended December 31, 2023
	Traditional Life	UL and Other
Balance as of beginning-of-year	$14	$201
Amortization	(2)	(19)
Balance as of end-of-year	$12	$182

VOBA amortization expense of $20 million, $21 million and $25 million was recorded in commissions and other expenses on the Statements of Comprehensive Income (Loss) for the years ended December 31, 2024, 2023 and 2022, respectively. No additions or write-offs were recorded for each respective year.

Estimated future amortization of VOBA (in millions), as of December 31, 2024, was as follows:

2025	$19
2026	17
2027	14
2028	12
2029	11

The following tables summarize the changes in DSI (in millions):

	For the Year Ended December 31, 2024
	Variable Annuities	Fixed Annuities
Balance as of beginning-of-year	$3	$1
Balance as of end-of-year	$3	$1

	For the Year Ended December 31, 2023
	Variable Annuities	Fixed Annuities
Balance as of beginning-of-year	$3	$1
Balance as of end-of-year	$3	$1

DSI amortization expense of less than $1 million was recorded in interest credited on the Statements of Comprehensive Income (Loss) for each of the years ended December 31, 2024, 2023 and 2022.

The following tables summarize the changes in DFEL (in millions):

	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Variable Annuities	UL and Other	Variable Annuities	UL and Other
Balance as of beginning-of-year	$2	$176	$3	$174
Deferrals	–	8	–	11
Amortization	–	(10)	(1)	(9)
Balance as of end-of-year	$2	$174	$2	$176

DFEL amortization of $10 million was recorded in fee income on the Statements of Comprehensive Income (Loss) for each of the years ended December 31, 2024, 2023 and 2022.

6. Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2024	2023	2022
Direct insurance premiums and fee income	$793	$810	$811
Reinsurance ceded	(204)	(205)	(211)
Total insurance premiums and fee income	$589	$605	$600

Direct insurance benefits	$636	$694	$694
Reinsurance ceded	(174)	(169)	(199)
Total benefits	$462	$525	$495

Direct market risk benefit (gain) loss	$(135)	$(121)	$(148)
Reinsurance ceded	65	54	133
Total market risk benefit (gain) loss	$(70)	$(67)	$(15)

Direct policyholder liability remeasurement (gain) loss	$41	$(46)	$343
Reinsurance ceded	(4)	21	(127)
Total policyholder liability remeasurement (gain) loss	$37	$(25)	$216

We cede insurance to other companies. The portion of our annuity and life insurance risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management. As discussed in Note 20, a portion of this reinsurance activity is with affiliated companies. Portions of our variable and deferred annuity business have been reinsured on a modified coinsurance basis with other companies to limit our exposure to interest rate risks. There were $2 million in reserves associated with these reinsurance arrangements as of December 31, 2024, and there were none as of December 31, 2023.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers. Reinsurance does not discharge us from our primary obligation to contract holders for losses incurred under the policies we issue. We evaluate each reinsurance agreement to determine whether the agreement provides indemnification against loss or liability. Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. As of December 31, 2024 and 2023, our most significant reinsurance recoverable from a third-party reinsurer was $258 million and $268 million, respectively, or 49% and 50% of total amounts recoverable from reinsurers.

Effective April 1, 2016, we entered into a coinsurance agreement with a third-party reinsurer to reinsure certain blocks of in-force UL products with secondary guarantees, which resulted in a deposit asset of $1.6 billion as of December 31, 2024 and 2023. The reinsurer has funded trusts, the balances of which change as a result of ongoing reinsurance activity to support the business ceded, that totaled $1.2 billion as of December 31, 2024 and 2023.

Credit Losses on Reinsurance-Related Assets

In connection with our recognition of an allowance for credit losses for reinsurance-related assets, we perform a quantitative analysis using a probability of loss approach to estimate expected credit losses for reinsurance recoverables, inclusive of similar assets recognized using the deposit method of accounting. Our allowance for credit losses was $2 million as of December 31, 2024 and 2023.

7. Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by segment were as follows:

			For the Year Ended December 31, 2024
	Gross Goodwill as of Beginning- of-Year	Accumulated Impairment as of Beginning- of-Year	Net Goodwill as of Beginning- of-Year	Impairment	Net Goodwill as of End- of-Year
Annuities	$26	$–	$26	$–	$26
Total goodwill	$26	$–	$26	$–	$26

			For the Year Ended December 31, 2023
	Gross Goodwill as of Beginning- of-Year	Accumulated Impairment as of Beginning- of-Year	Net Goodwill as of Beginning- of-Year	Impairment	Net Goodwill as of End- of-Year
Annuities	$26	$–	$26	$–	$26
Total goodwill	$26	$–	$26	$–	$26

The fair value of our reporting unit (Level 3 fair value estimates) is comprised of the value of in-force (i.e., existing) business and the value of new business. Specifically, new business is representative of cash flows and profitability associated with policies or contracts we expect to issue in the future, reflecting our forecasts of future sales volume and product mix over a 10-year period. To determine the values of in-force and new business, we use a discounted cash flows technique that applies a discount rate reflecting the market expected, weighted-average rate of return adjusted for the risk factors associated with operations to the projected future cash flows for each reporting unit.
As of October 1, 2024 and 2023, we performed our annual quantitative goodwill impairment test for our Annuities reporting unit, and, as of each such date, the fair value was in excess of the reporting unit’s carrying value.

The gross carrying amounts and accumulated amortization (in millions) for our major specifically identifiable intangible asset class by segment were as follows:

	As of December 31, 2024		As of December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Life Insurance:
Sales force	$7	$5	$7	$5

8. MRBs

The following table reconciles MRBs (in millions) to MRB assets and MRB liabilities on the Balance Sheets:

	As of December 31, 2024			As of December 31, 2023
	Assets	Liabilities	Net (Assets) Liabilities	Assets	Liabilities	Net (Assets) Liabilities

Variable Annuities	$267	$32	$(235)	$215	$57	$(158)
Total MRBs	$267	$32	$(235)	$215	$57	$(158)

The following table summarizes the balances of and changes in net MRB (assets) liabilities (in millions):

	Variable Annuities
	As of or For the Years Ended December 31,
	2024	2023
Balance as of beginning-of-year	$(158)	$(83)
Less: Effect of cumulative changes in
non-performance risk	(53)	(99)
Balance as of beginning-of-year, before the effect
of changes in non-performance risk	(105)	16
Attributed fees collected	81	80
Benefit payments	–	(2)
Effect of changes in interest rates	(96)	(13)
Effect of changes in equity markets	(113)	(158)
Effect of changes in equity index volatility	(5)	(29)
In-force updates and other changes in MRBs (1)	7	8
Effect of assumption review:
Effect of changes in future expected
policyholder behavior	–	(2)
Effect of changes in other future expected
assumptions (2)	(8)	(5)
Balance as of end-of-year, before the effect of
changes in non-performance risk	(239)	(105)
Effect of cumulative changes in
non-performance risk	4	(53)
Balance as of end-of-year	(235)	(158)
Less: Ceded MRB assets (liabilities)	(187)	(123)
Balance as of end-of-year, net of reinsurance	$(48)	$(35)

Weighted-average age of policyholders (years)	72	71
Net amount at risk (3)	$79	$141

(1)Consists primarily of changes in MRB assets and liabilities related to differences between separate account fund performance and modeled indices and other changes such as actual to expected policyholder behavior.
(2)Consists primarily of the update of fund mapping, volatility and other capital market assumptions.
(3)Net amount at risk (“NAR”) is the current guaranteed minimum benefit in excess of the current account balance as of the balance sheet date. For GLBs, the guaranteed minimum benefit is calculated based on the present value of GLB payments. Our variable annuity products may offer more than one type of guaranteed benefit rider to a policyholder. In instances where more than one guaranteed benefit feature exists in a contract, the guaranteed benefit rider that provides the highest NAR is used in the calculation.

Effect of Assumption Review

For the year ended December 31, 2024, Variable Annuities had a favorable impact to net income (loss) attributable to the annual assumption review driven by model enhancements and updates to capital market assumptions.

For the year ended December 31, 2023, Variable Annuities had a favorable impact to net income (loss) attributable to the annual assumption review from updates to volatility and policyholder lapse and GLB utilization behavior assumptions, partially offset by unfavorable impacts from updates to mortality assumptions.

See “MRBs” in Note 1 and Note 12 for details related to our fair value judgments, assumptions, inputs and valuation methodology.

9. Separate Accounts

The following table presents the fair value of separate account assets (in millions) reported on the Balance Sheets by major investment category:

	As of December 31,
	2024	2023
Mutual funds and collective investment trusts	$7,862	$7,578
Exchange-traded funds	20	20
Total separate account assets	$7,882	$7,598

The following table reconciles separate account liabilities (in millions) to the Balance Sheets:

	As of December 31,
	2024	2023
Variable Annuities	$5,586	$5,487
UL and Other	792	709
Retirement Plan Services	1,504	1,402
Total separate account liabilities	$7,882	$7,598

The following table summarizes the balances of and changes in separate account liabilities (in millions):

	As of or For the Year Ended December 31, 2024			As of or For the Year Ended December 31, 2023
	Variable Annuities	UL and Other	Retirement Plan Services	Variable Annuities	UL and Other	Retirement Plan Services

Balance as of beginning-of-year	$5,487	$709	$1,402	$5,054	$604	$1,167
Gross deposits	136	14	179	192	16	164
Withdrawals	(633)	(8)	(300)	(436)	(6)	(159)
Policyholder assessments	(134)	(15)	(11)	(128)	(15)	(9)
Change in market performance	711	110	234	767	112	237
Net transfers from (to) general account	19	(18)	–	38	(2)	2
Balance as of end-of-year	$5,586	$792	$1,504	$5,487	$709	$1,402

Cash surrender value	$5,498	$790	$1,503	$5,383	$706	$1,402

10. Policyholder Account Balances

The following table reconciles policyholder account balances (in millions) to the Balance Sheets:

	As of December 31,
	2024	2023
Variable Annuities	$16	$21
Fixed Annuities	344	401
UL and Other	2,618	2,677
Retirement Plan Services	1,541	1,562
Other (1)	221	230
Total policyholder account balances	$4,740	$4,891

(1)Represents policyholder account balances primarily attributable to indemnity reinsurance agreements that are excluded from the following tables.

The following table summarizes the balances and changes in policyholder account balances (in millions):

	As of or For the Year Ended December 31, 2024
	Variable Annuities	Fixed Annuities	UL and Other	Retirement Plan Services

Balance as of beginning-of-year	$21	$401	$2,677	$1,562
Gross deposits	13	5	200	202
Withdrawals	–	(71)	(103)	(275)
Policyholder assessments	–	–	(284)	–
Net transfers from (to) separate account	(19)	–	19	–
Interest credited	1	9	107	52
Change in fair value of embedded derivative
instruments and other	–	–	2	–
Balance as of end-of-year	$16	$344	$2,618	$1,541

Weighted-average crediting rate	3.4%	2.5%	4.0%	3.4%
Net amount at risk (1)(2)	$79	$–	$16,647	$–
Cash surrender value	15	343	2,423	1,539

	As of or For the Year Ended December 31, 2023
	Variable Annuities	Fixed Annuities	UL and Other	Retirement Plan Services

Balance as of beginning-of-year	$27	$488	$2,735	$1,540
Gross deposits	33	5	207	190
Withdrawals	(2)	(105)	(90)	(223)
Policyholder assessments	–	–	(291)	–
Net transfers from (to) separate account	(38)	–	3	3
Interest credited	1	13	110	52
Change in fair value of embedded derivative
instruments and other	–	–	3	–
Balance as of end-of-year	$21	$401	$2,677	$1,562

Weighted-average crediting rate	4.0%	2.8%	4.1%	3.4%
Net amount at risk (1)(2)	$141	$–	$17,528	$–
Cash surrender value	21	400	2,466	1,561

(1)NAR is the current guaranteed minimum benefit in excess of the current account balance as of the balance sheet date. For GLBs, the guaranteed minimum benefit is calculated based on the present value of GLB payments. Our variable annuity products may offer more than one type of guaranteed benefit rider to a policyholder. In instances where more than one guaranteed benefit rider exists in a contract, the guaranteed benefit rider that provides the highest NAR is used in the calculation.
(2)Calculation is based on total account balances and includes both policyholder account balances and separate account balances.

The following table presents policyholder account balances (in millions) by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between the interest being credited to policyholders and the respective guaranteed contract minimums:

	As of December 31, 2024
	At Guaranteed Minimum	1-50 Basis Points Above	51-100 Basis Points Above	101-150 Basis Points Above	Greater Than 150 Basis Points Above	Total

Range of Guaranteed
Minimum Crediting Rate
Variable Annuities
Up to 1.00%	$–	$–	$–	$–	$–	$–
1.01% - 2.00%	–	–	–	–	–	–
2.01% - 3.00%	10	–	–	–	–	10
3.01% - 4.00%	–	–	–	–	–	–
4.01% and above	–	–	–	–	–	–
Other (1)	–	–	–	–	–	6
Total	$10	$–	$–	$–	$–	$16

Fixed Annuities
Up to 1.00%	$1	$3	$4	$6	$1	$15
1.01% - 2.00%	9	–	1	–	–	10
2.01% - 3.00%	175	5	–	–	–	180
3.01% - 4.00%	70	–	–	–	–	70
4.01% and above	31	–	–	–	–	31
Other (1)	–	–	–	–	–	38
Total	$286	$8	$5	$6	$1	$344

UL and Other
Up to 1.00%	$–	$–	$7	$–	$1	$8
1.01% - 2.00%	–	–	–	–	–	–
2.01% - 3.00%	781	–	–	–	–	781
3.01% - 4.00%	1,265	–	–	–	–	1,265
4.01% and above	309	–	–	–	–	309
Other (1)	–	–	–	–	–	255
Total	$2,355	$–	$7	$–	$1	$2,618

Retirement Plan Services
Up to 1.00%	$4	$–	$14	$423	$143	$584
1.01% - 2.00%	–	7	77	11	–	95
2.01% - 3.00%	58	–	–	–	–	58
3.01% - 4.00%	149	–	–	–	–	149
4.01% and above	655	–	–	–	–	655
Total	$866	$7	$91	$434	$143	$1,541

	As of December 31, 2023
		1-50 Basis Points Above	51-100 Basis Points Above	101-150 Basis Points Above	Greater Than 150 Basis Points Above
	At Guaranteed Minimum					Total
Range of Guaranteed
Minimum Crediting Rate
Variable Annuities
Up to 1.00%	$–	$–	$–	$–	$–	$–
1.01% - 2.00%	–	–	–	–	–	–
2.01% - 3.00%	10	–	–	–	–	10
3.01% - 4.00%	–	–	–	–	–	–
4.01% and above	–	–	–	–	–	–
Other (1)	–	–	–	–	–	11
Total	$10	$–	$–	$–	$–	$21

Fixed Annuities
Up to 1.00%	$2	$3	$6	$7	$2	$20
1.01% - 2.00%	11	1	2	2	–	16
2.01% - 3.00%	186	24	–	–	–	210
3.01% - 4.00%	79	–	–	–	–	79
4.01% and above	32	–	–	–	–	32
Other (1)	–	–	–	–	–	44
Total	$310	$28	$8	$9	$2	$401

UL and Other
Up to 1.00%	$–	$–	$8	$–	$–	$8
1.01% - 2.00%	–	–	–	–	–	–
2.01% - 3.00%	812	–	–	–	–	812
3.01% - 4.00%	1,295	–	–	–	–	1,295
4.01% and above	315	–	–	–	–	315
Other (1)	–	–	–	–	–	247
Total	$2,422	$–	$8	$–	$–	$2,677

Retirement Plan Services
Up to 1.00%	$1	$15	$9	$386	$123	$534
1.01% - 2.00%	1	23	67	7	–	98
2.01% - 3.00%	67	–	–	–	–	67
3.01% - 4.00%	162	–	–	–	–	162
4.01% and above	701	–	–	–	–	701
Total	$932	$38	$76	$393	$123	$1,562

(1)Consists of indexed account balances that include the fair value of embedded derivative instruments, payout annuity account balances, short-term dollar cost averaging annuities business and policy loans.

11. Future Contract Benefits

The following table reconciles future contract benefits (in millions) to the Balance Sheets:

	As of December 31,
	2024	2023
Payout Annuities (1)	$114	$122
Traditional Life (1)	360	383
Group Protection (2)	108	105
UL and Other (3)	1,141	1,091
Other (4)	424	456
Total future contract benefits	$2,147	$2,157

(1)See “LFPB” below for further information.
(2)See “Liability for Future Claims” below for further information.
(3)See “Additional Liabilities for Other Insurance Benefits” below for further information.
(4)Represents other miscellaneous reserves that are not representative of long-duration contracts and are excluded from the following tables.

LFPB

The following table summarizes the balances of and changes in the present values of expected net premiums and LFPB (in millions, except years):

	As of or For the Year Ended December 31, 2024		As of or For the Year Ended December 31, 2023
	Payout Annuities	Traditional Life	Payout Annuities	Traditional Life
Present Value of Expected Net Premiums
Balance as of beginning-of-year	$–	$130	$–	$140
Less: Effect of cumulative changes in discount
rate assumptions	–	1	–	4
Beginning balance at original discount rate	–	129	–	144
Effect of changes in cash flow assumptions	–	7	–	(2)
Effect of actual variances from expected experience	–	(8)	–	(3)
Adjusted balance as of beginning-of-year	–	128	–	139
Issuances	–	–	–	–
Interest accrual	–	6	–	7
Net premiums collected	–	(16)	–	(17)
Flooring impact of LFPB	–	–	–	–
Ending balance at original discount rate	–	118	–	129
Effect of cumulative changes in discount rate assumptions	–	(1)	–	1
Balance as of end-of-year	$–	$117	$–	$130

Present Value of Expected LFPB
Balance as of beginning-of-year	$122	$513	$111	$539
Less: Effect of cumulative changes in discount
rate assumptions	(6)	6	(10)	(2)
Beginning balance at original discount rate (1)	128	507	121	541
Effect of changes in cash flow assumptions	–	6	–	(2)
Effect of actual variances from expected experience	1	(3)	1	(5)
Adjusted balance as of beginning-of-year	129	510	122	534
Issuances	2	–	12	–
Interest accrual	5	14	5	15
Benefit payments	(12)	(47)	(11)	(42)
Ending balance at original discount rate (1)	124	477	128	507
Effect of cumulative changes in discount rate assumptions	(10)	–	(6)	6
Balance as of end-of-year	$114	$477	$122	$513

Net balance as of end-of-year	$114	$360	$122	$383
Less: Reinsurance recoverables	1	21	1	21
Net balance as of end-of-year, net of reinsurance	$113	$339	$121	$362

Weighted-average duration of future policyholder
benefit liability (years)	9	6	9	6

(1)Includes DPL within Payout Annuities of $2 million, $3 million and $1 million as of December 31, 2024, 2023 and 2022, respectively.

For the years ended December 31, 2024 and 2023, Payout Annuities and Traditional Life did not have a significant cash flow assumption impact to net income (loss) attributable to the annual assumption review or significantly different actual experience compared to expected.

The following table summarizes the discounted and undiscounted expected future gross premiums and expected future benefit payments (in millions):

	As of December 31, 2024		As of December 31, 2023
	Undiscounted	Discounted	Undiscounted	Discounted
Payout Annuities
Expected future gross premiums	$–	$–	$–	$–
Expected future benefit payments	201	114	202	122
Traditional Life
Expected future gross premiums	380	264	404	290
Expected future benefit payments	580	477	617	513

The following table summarizes the gross premiums and interest accretion (in millions) recognized in insurance premiums and benefits, respectively, on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2024	2023	2022
Payout Annuities
Gross premiums	$2	$12	$6
Interest accretion	5	5	5
Traditional Life
Gross premiums	35	38	41
Interest accretion	8	8	9

The following table summarizes the weighted-average interest rates:

	For the Years Ended December 31,
	2024	2023
Payout Annuities
Interest accretion rate	4.4%	4.4%
Current discount rate	5.4%	4.9%
Traditional Life
Interest accretion rate	5.7%	5.6%
Current discount rate	5.1%	4.6%

Liability for Future Claims

The following table summarizes the balances of and changes in liability for future claims (in millions, except years):

	Group Protection
	As of or For the Years Ended December 31,
	2024	2023
Balance as of beginning-of-year	$105	$94
Less: Effect of cumulative changes in discount
rate assumptions	(8)	(10)
Beginning balance at original discount rate	113	104
Effect of changes in cash flow assumptions	(1)	–
Effect of actual variances from expected
experience	(4)	(2)
Adjusted beginning-of-year balance	108	102
New incidence	30	30
Interest	3	3
Benefit payments	(23)	(22)
Ending balance at original discount rate	118	113
Effect of cumulative changes in discount
rate assumptions	(10)	(8)
Balance as of end-of-year	108	105
Less: Reinsurance recoverables	2	3
Balance as of end-of-year, net of reinsurance	$106	$102

Weighted-average duration of liability for future
claims (years)	5	5

For the years ended December 31, 2024 and 2023, we did not have a significant cash flow assumption impact to net income (loss) attributable to the annual assumption review or significantly different actual experience compared to expected.

The following table summarizes the discounted and undiscounted expected future benefit payments (in millions):

	As of December 31, 2024		As of December 31, 2023
	Undiscounted	Discounted	Undiscounted	Discounted
Group Protection
Expected future benefit payments	$141	$108	$134	$105

The following table summarizes the gross premiums and interest accretion (in millions) recognized in insurance premiums and benefits, respectively, on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2024	2023	2022
Group Protection
Gross premiums	$99	$84	$62
Interest accretion	3	3	3

The following table summarizes the weighted-average interest rates:

	For the Years Ended December 31,
	2024	2023
Group Protection
Interest accretion rate	3.3%	3.0%
Current discount rate	5.1%	4.7%

Additional Liabilities for Other Insurance Benefits

The following table summarizes the balances of and changes in additional liabilities for other insurance benefits (in millions, except years):

	UL and Other
	As of or For the Years Ended December 31,
	2024	2023
Balance as of beginning-of-year	$1,091	$1,051
Less: Effect of cumulative changes in shadow
balance in AOCI	(21)	(33)
Balance as of beginning-of-year, excluding
shadow balance in AOCI	1,112	1,084
Effect of changes in cash flow assumptions	18	(25)
Effect of actual variances from expected
experience	23	(17)
Adjusted beginning-of-year balance	1,153	1,042
Interest accrual	49	46
Net assessments collected	68	74
Benefit payments	(101)	(50)
Balance as of end-of-year, excluding
shadow balance in AOCI	1,169	1,112
Effect of cumulative changes in shadow
balance in AOCI	(28)	(21)
Balance as of end-of-year	1,141	1,091
Less: Reinsurance recoverables	118	114
Balance as of end-of-year, net of reinsurance	$1,023	$977

Weighted-average duration of additional liabilities
for other insurance benefits (years)	15	15

For the years ended December 31, 2024 and 2023, we did not have a significant cash flow assumption impact to net income (loss) attributable to the annual assumption review or significantly different actual experience compared to expected.

The following table summarizes the gross assessments and interest accretion (in millions) recognized in insurance premiums and benefits, respectively, on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2024	2023	2022
UL and Other
Gross assessments	$169	$186	$173
Interest accretion	49	46	38

The following table summarizes the weighted-average interest rates:

	For the Years Ended December 31,
	2024	2023
UL and Other
Interest accretion rate	4.8%	4.8%

12. Fair Value of Financial Instruments

Financial Instruments Carried at Fair Value

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels:

	As of December 31, 2024
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$–	$5,397	$19	$5,416
ABS	–	150	22	172
U.S. government bonds	9	–	–	9
Foreign government bonds	–	15	–	15
RMBS	–	224	3	227
CMBS	–	106	–	106
State and municipal bonds	–	358	–	358
Hybrid and redeemable preferred securities	–	36	–	36
Equity securities	–	9	–	9
Derivative investments (1)	–	21	–	21
Other investments – short-term investments	–	–	1	1
MRB assets	–	–	267	267
Other assets – LPR ceded derivative	–	–	15	15
Separate account assets	20	7,862	–	7,882
Total assets	$29	$14,178	$327	$14,534

Liabilities
Policyholder account balances – fixed annuity
and IUL contracts	$–	$–	$(2)	$(2)
MRB liabilities	–	–	(32)	(32)
Other liabilities:
Ceded MRBs	–	–	(187)	(187)
Derivative liabilities (1)	–	(1)	–	(1)
Total liabilities	$–	$(1)	$(221)	$(222)

	As of December 31, 2023
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$–	$5,670	$14	$5,684
ABS	–	139	10	149
U.S. government bonds	10	–	–	10
Foreign government bonds	–	21	–	21
RMBS	–	238	3	241
CMBS	–	110	–	110
State and municipal bonds	–	465	–	465
Hybrid and redeemable preferred securities	–	44	–	44
Equity securities	–	8	–	8
Derivative investments (1)	–	18	–	18
MRB assets	–	–	215	215
Other assets – LPR ceded derivative	–	–	16	16
Separate account assets	20	7,578	–	7,598
Total assets	$30	$14,291	$258	$14,579

Liabilities
Policyholder account balances – fixed annuity
and IUL contracts	$–	$–	$(2)	$(2)
MRB liabilities	–	–	(57)	(57)
Other liabilities:
Ceded MRBs	–	–	(123)	(123)
Derivative liabilities (1)	–	(2)	–	(2)
Total liabilities	$–	$(2)	$(182)	$(184)

(1)Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology. The summary schedule excludes changes to MRB assets and MRB liabilities as these balances are rolled forward in Note 8.

	For the Year Ended December 31, 2024
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Assets
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$14	$–	$1	$10	$(6)	$19
ABS	10	–	(1)	32	(19)	22
RMBS	3	–	–	–	–	3
CMBS	–	–	–	1	(1)	–
Other investments	–	–	–	1	–	1
Other assets – LPR ceded derivative (3)	16	(1)	–	–	–	15
Liabilities
Policyholder account balances – fixed
annuity and IUL contracts (4)	(2)	(2)	–	2	–	(2)
Other liabilities – ceded MRBs (5)	(123)	(64)	–	–	–	(187)
Total, net	$(82)	$(67)	$–	$46	$(26)	$(129)

	For the Year Ended December 31, 2023
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Assets
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$11	$–	$–	$(4)	$7	$14
ABS	9	–	–	6	(5)	10
RMBS	–	–	–	–	3	3
Hybrid and redeemable
preferred securities	4	–	(1)	–	(3)	–
Other assets – LPR ceded derivative (3)	14	2	–	–	–	16
Liabilities
Policyholder account balances – fixed
annuity and IUL contracts (4)	1	(3)	–	–	–	(2)
Other liabilities – ceded MRBs (5)	(68)	(55)	–	–	–	(123)
Total, net	$(29)	(56)	(1)	2	2	(82)

	For the Year Ended December 31, 2022
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Assets
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$100	$–	$(44)	$8	$(53)	$11
ABS	10	–	(1)	–	–	9
Foreign government bonds	6	–	(3)	–	(3)	–
Hybrid and redeemable
preferred securities	5	–	(1)	–	–	4
Other assets:
Ceded MRBs (5)	83	(83)	–	–	–	–
LPR ceded derivative (3)	19	(5)	–	–	–	14
Liabilities
Policyholder account balances –
indexed annuity and IUL contracts
embedded derivatives (4)	(3)	3	–	1	–	1
Other liabilities – ceded MRBs (5)	(19)	(49)	–	–	–	(68)
Total, net	$201	$(134)	$(49)	$9	$(56)	$(29)

(1)The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 4).
(2)Amortization and accretion of premiums and discounts are included in net investment income on the Statements of Comprehensive Income (Loss). Gains (losses) from sales, maturities, settlements and calls and credit loss expense are included in realized gain (loss) on the Statements of Comprehensive Income (Loss).
(3)Gains (losses) from the changes in fair value are included in benefits on the Statements of Comprehensive Income (Loss).
(4)Gains (losses) from the changes in fair value are included in realized gain (loss) on the Statements of Comprehensive Income (Loss).
(5)Gains (losses) from the changes in fair value are included in market risk benefit gain (loss) on the Statements of Comprehensive Income (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, (in millions) as reported above:

	For the Year Ended December 31, 2024
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$11	$–	$–	$–	$(1)	$10
ABS	34	–	–	(2)	–	32
CMBS	1	–	–	–	–	1
Other investments	2	–	(1)	–	–	1
Policyholder account balances – fixed
annuity and IUL contracts	–	–	–	2	–	2
Total, net	$48	$–	$(1)	$–	$(1)	$46

	For the Year Ended December 31, 2023
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1	$–	$–	$–	$(5)	$(4)
ABS	8	–	–	(2)	–	6
Total, net	$9	$–	$–	$(2)	$(5)	$2

	For the Year Ended December 31, 2022
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$11	$(2)	$–	$(1)	$–	$8
ABS	1	–	–	(1)	–	–
Policyholder account balances –
indexed annuity and IUL contracts
embedded derivatives	–	–	–	1	–	1
Total, net	$12	$(2)	$–	$(1)	$–	$9

The following summarizes changes in unrealized gains (losses) included in net income related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2024	2023	2022
MRBs (1)	70	65	13
Other assets – LPR ceded derivative (2)	(1)	2	(5)
Total, net	$69	$67	$8

(1)Included in market risk benefit gain (loss) on the Statements of Comprehensive Income (Loss).
(2)Included in benefits on the Statements of Comprehensive Income (Loss).

The following summarizes changes in unrealized gains (losses) included in OCI, net of tax, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2024	2023	2022
Investments:
Fixed maturity AFS securities:
Corporate bonds	$–	$–	$(44)
ABS	–	–	(1)
Foreign government bonds	–	–	(3)
Hybrid and redeemable preferred securities	–	–	(1)
Total, net	$–	$–	$(49)

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2024
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$–	$(6)	$(6)
ABS	–	(19)	(19)
CMBS	–	(1)	(1)
Total, net	$–	$(26)	$(26)

	For the Year Ended December 31, 2023
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$9	$(2)	$7
ABS	–	(5)	(5)
RMBS	3	–	3
Hybrid and redeemable preferred securities	1	(4)	(3)
Total, net	$13	$(11)	$2

	For the Year Ended December 31, 2022
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$3	$(56)	$(53)
Foreign government bonds	–	(3)	(3)
Total, net	$3	$(59)	$(56)

Transfers into and out of Level 3 are generally the result of observable market information on financial instruments no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2024, 2023 and 2022, transfers in and out of Level 3 were attributable primarily to the financial instruments’ observable market information no longer being available or becoming available. In 2022, transfers out of Level 3 included corporate bonds for which we changed valuation techniques. This change in valuation technique was primarily from a change to a third-party-provided pricing model that did not use significant unobservable inputs. This updated valuation technique is considered industry standard and provides us with greater visibility into the economic valuation inputs.

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2024:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS
securities –
Corporate bonds	$8	Discounted cash flow	Liquidity/duration adjustment (2)	1.9%	-	2.8%	2.0%

MRB assets	267	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	92%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.25%	-	2.00%	1.58%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	29%	14.50%
Other assets – LPR
ceded derivative	15	Discounted cash flow	Lapse (3)	0.1%	-	2.00%	(10)
			Non-performance risk (6)	0.25%	-	2.00%	1.40%
			Mortality (7)			(9)	(10)
Liabilities
Policyholder account
balances – indexed
annuity contracts
embedded derivatives	$(1)	Discounted cash flow	Lapse (3)	0%	-	9%	(10)
			Mortality (7)			(9)	(10)

MRB liabilities	(32)
Other liabilities –
ceded MRBs	(187)	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	92%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.25%	-	2.00%	1.58%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	29%	14.50%

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2023:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS
securities –
Corporate bonds	$1	Discounted cash flow	Liquidity/duration adjustment (2)	2.1%	-	2.1%	2.1%

MRB assets	215	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.51%	-	2.13%	1.78%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	29%	13.92%
Other assets – LPR
ceded derivative	16	Discounted cash flow	Lapse (3)	0.1%	-	2.00%	(10)
			Non-performance risk (6)	0.51%	-	2.13%	1.58%
			Mortality (7)			(9)	(10)
Liabilities
Policyholder account
balances – indexed
annuity contracts
embedded derivatives	$(1)	Discounted cash flow	Lapse (3)	0%	-	9%	(10)
			Mortality (7)			(9)	(10)

MRB liabilities	(57)
Other liabilities –
ceded MRBs	(123)	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.51%	-	2.13%	1.78%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	29%	13.92%

(1)Unobservable inputs were weighted by the relative fair value of the instruments, unless otherwise noted.
(2)The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(3)The lapse input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range for indexed annuity contracts represents the lapses during the surrender charge period.
(4)The utilization of GLB withdrawals input represents the estimated percentage of policyholders that utilize the GLB withdrawal riders.
(5)The utilization factors are applied to the present value of claims or premiums, as appropriate, in the MRB calculation to estimate the impact of inefficient GLB withdrawal behavior, including taking less than or more than the maximum GLB withdrawal.
(6)The non-performance risk input represents the estimated additional credit spread that market participants would apply to the market

observable discount rate when pricing a contract. The non-performance risk input was weighted by the absolute value of the         sensitivity of the reserve to the non-performance risk assumption. The non-performance risk input for LPR ceded derivative was weighted using a simple average.
(7)The mortality input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(8) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets. Volatility assumptions vary by fund due to the benchmarking of different indices. The volatility input was weighted by the relative account balance assigned to each index.
(9)The mortality is based on a combination of company and industry experience, adjusted for improvement factors.
(10)A weighted average input range is not a meaningful measurement for lapse, utilization factors or mortality.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above would have resulted in a significant change in the fair value measurement of the asset or liability as follows:

•Investments – An increase in the liquidity/duration adjustment input would have resulted in a decrease in the fair value measurement.
•Indexed annuity contracts embedded derivatives – For direct embedded derivatives, an increase in the lapse or mortality inputs would have resulted in a decrease in the fair value measurement.
•LPR ceded derivative – Assuming our LPR ceded derivative is in an asset position: an increase in our lapse, non-performance risk or mortality inputs would have resulted in an increase in the fair value measurement.
•MRBs – Assuming our MRBs are in a liability position: an increase in our lapse, non-performance risk or mortality inputs would have resulted in a decrease in the fair value measurement, except for policies with GDB riders only, in which case an increase in mortality inputs would have resulted in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input would not have affected the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see Note 1.

Financial Instruments Not Carried at Fair Value

The following summarizes the fair value by the fair value hierarchy levels and the carrying amount of our financial instruments not carried at fair value (in millions):

	As of December 31, 2024
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair	Carrying
	(Level 1)	(Level 2)	(Level 3)	Value	Amount
Assets
Investments:
Mortgage loans on real estate	$–	$797	$–	$797	$897
Other investments	–	–	2	2	2
Policy loans	–	181	–	181	181
Cash and invested cash	–	133	–	133	133

Liabilities
Policyholder account balances and other liabilities	$–	$–	$(808)	$(808)	$(1,247)
Other liabilities – short-term debt	–	(4)	–	(4)	(4)
Funds withheld reinsurance-related liabilities –
excluding embedded derivatives	–	–	(1,670)	(1,670)	(1,670)

	As of December 31, 2023
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair	Carrying
	(Level 1)	(Level 2)	(Level 3)	Value	Amount
Assets
Investments:
Mortgage loans on real estate	$–	$826	$–	$826	$919
Other investments	–	–	2	2	2
Policy loans	–	188	–	188	188
Cash and invested cash	–	75	–	75	75

Liabilities
Policyholder account balances and other liabilities	$–	$–	$(962)	$(962)	$(1,291)
Other liabilities – short-term debt	–	(6)	–	(6)	(6)
Funds withheld reinsurance-related liabilities –
excluding embedded derivatives	–	–	(1,638)	(1,638)	(1,638)

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on the Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown above are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, LTV, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Investments

The carrying value of our assets classified as other investments, excluding short-term investments, approximates fair value and primarily includes FHLB stock carried at cost and periodically evaluated for impairment based on ultimate recovery of par value. The inputs used to measure the fair value of our FHLB stock are classified as Level 3 within the fair value hierarchy.

Policy Loans

The carrying value for policy loans are the unpaid principal balances. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.

Policyholder Account Balances and Other Liabilities

Policyholder account balances and other liabilities include account balances of certain investment contracts that exclude significant mortality or morbidity risk. The fair value of the account balances of certain investment contracts is based on a discounted cash flow model as of the balance sheet date. The inputs used to measure the fair value of these policyholder account balances are classified as Level 3 within the fair value hierarchy.

Short-Term Debt

The carrying value of short-term debt approximates fair value. The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Funds Withheld Reinsurance Liabilities

Funds withheld reinsurance liabilities includes our obligation to pay reinsurers under coinsurance with funds withheld and modified coinsurance arrangements where the Company is the cedant. This liability includes embedded derivatives, which are total return swaps with contractual returns that are attributable to the Company’s reinsurance agreements. The embedded derivatives are carried at fair value and thus excluded from the preceding table. The inputs used to measure the remaining balance are classified as Level 3 within the fair value hierarchy.

13. Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments and tax authorities, regularly make inquiries and conduct examinations, investigations or audits concerning our compliance with, among other things, insurance laws, tax laws and unclaimed property laws. Tax-related matters can include disputes with taxing authorities, ongoing audits, evaluation of filing positions and any potential assessments related thereto.

We are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding verdicts obtained in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2024. An adverse outcome in one or more of these matters may have a material impact on the financial statements, but, based on information currently known, management does not believe those cases are likely to have such an impact.

Cost of Insurance Litigation

Vida Longevity Fund, LP v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:19-cv-06004, is a putative class action that was filed on June 27, 2019. Plaintiff alleges that LLANY charged more for non-guaranteed cost of insurance than was permitted by the policies. On March 31, 2022, the court issued an order granting plaintiff’s motion for class certification and certified a class of all current or former owners of six universal life insurance products issued by LLANY that were assessed a cost of insurance charge any time on or after June 27, 2013. Plaintiff seeks damages on behalf of the class. On April 19, 2023, LLANY filed a motion for summary judgment. On March 7, 2024, the parties in Glover v. Connecticut General Life Insurance Company and The Lincoln National Life Insurance Company, which has been previously disclosed by our parent company, LNL, entered into a provisional settlement agreement that encompasses all policies at issue in this case, as the Glover case is inclusive of all policies in this case, as well as in the lawsuit TVPX ARS INC., as Securities Intermediary for Consolidated Wealth Management, LTD. v. The Lincoln National Life Insurance Company, which has been previously disclosed by our parent company, LNL, and one additional case to which an affiliate of LNL is a party, Iwanski v. First Penn-Pacific Life Insurance Company, which has been previously disclosed by LNL’s parent company, LNC. The Glover plaintiffs’ motion for preliminary approval of the provisional settlement was filed on March 8, 2024, and on September 4, 2024, the court granted preliminary approval of the provisional settlement. On December 16, 2024, the court heard oral argument on the issue of whether to grant final approval of the provisional settlement. The provisional settlement for Glover class members (inclusive of all policyholders in TVPX ARS INC., Vida and Iwanski) remains subject to final approval of the court. While reasonably possible, the provisional settlement is currently not expected to have a material effect on LLANY’s financial statements. On March 29, 2024, the court issued its summary judgment decision, granting LLANY’s motion in part and denying it in part, and entering summary judgment against twenty-two policyholders that the court determined were not economically harmed. On June 25, 2024, the court granted LLANY’s April 12, 2024, motion to stay proceedings in this matter pending the completion of the approval process in Glover.

Other Litigation

Andrew Nitkewicz v. Lincoln Life & Annuity Company of New York, pending in the U.S. District Court for the Southern District of New York, No. 1:20-cv-06805, is a putative class action that was filed on August 24, 2020. Plaintiff Andrew Nitkewicz, as trustee of the Joan C. Lupe

Trust, seeks to represent all current and former owners of universal life (including variable universal life) policies who own or owned policies issued by LLANY and its predecessors in interest that were in force at any time on or after June 27, 2013, and for which planned annual, semi-annual, or quarterly premiums were paid for any period beyond the end of the policy month of the insured’s death. Plaintiff alleges LLANY failed to refund unearned premium in violation of New York Insurance Law Section 3203(a)(2) in connection with the payment of death benefit claims for certain insurance policies. Plaintiff seeks compensatory damages and pre-judgment interest on behalf of the various classes and sub-class. On July 2, 2021, the court granted, with prejudice, LLANY’s November 2020 motion to dismiss this matter. Plaintiff filed a notice of appeal on July 28, 2021, and on September 26, 2022, the U.S. Court of Appeals for the Second Circuit reserved its decision and certified a question to the New York Court of Appeals. On October 20, 2022, the New York Court of Appeals accepted the question. On October 19, 2023, the New York Court of Appeals answered the question in LLANY’s favor and transmitted the decision to the U.S. Court of Appeals for the Second Circuit. Plaintiff sought, and was granted, supplemental briefing before the U.S. Court of Appeals for the Second Circuit with respect to certain aspects of the New York Court of Appeals’ decision. The supplemental briefing was completed January 23, 2024. On August 8, 2024, the U.S. Court of Appeals for the Second Circuit affirmed the District Court’s decision dismissing the case. Plaintiff’s November 6, 2024, deadline by which to file a petition for a writ of certiorari to the Supreme Court has passed. As a result, with the affirmation of the decision dismissing the case, this matter is now concluded.

Commitments

Vulnerability from Concentrations

As of December 31, 2024, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business. However, we do have a concentration in a market and geographic area in which business is conducted. For the years ended December 31, 2024 and 2023, 84% and 87%, respectively, of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

14. Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2024	2023	2022
Unrealized Gain (Loss) on Fixed Maturity AFS Securities and Certain Other Investments
Balance as of beginning-of-year	$(467)	$(652)	$879
Unrealized holding gains (losses) arising during the year	(242)	251	(2,102)
Change in foreign currency exchange rate adjustment	(6)	4	(10)
Change in future contract benefits and policyholder account balances, net of reinsurance	17	(27)	174
Income tax benefit (expense)	49	(48)	407
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(3)	(6)	–
Income tax benefit (expense)	1	1	–
Balance as of end-of-year	$(647)	$(467)	$(652)
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$11	$17	$1
Unrealized holding gains (losses) arising during the year	1	(3)	12
Change in foreign currency exchange rate adjustment	6	(4)	10
Income tax benefit (expense)	(2)	2	(5)
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	2	1	1
Balance as of end-of-year	$14	$11	$17
Market Risk Benefit Non-Performance Risk Gain (Loss)
Balance as of beginning-of-year	$42	$78	$87
Adjustment arising during the year	(57)	(46)	(11)
Income tax benefit (expense)	12	10	2
Balance as of end-of-year	$(3)	$42	$78
Policyholder Liability Discount Rate Remeasurement Gain (Loss)
Balance as of beginning-of-year	$7	$14	$(48)
Adjustment arising during the year	11	(9)	79
Income tax benefit (expense)	(2)	2	(17)
Balance as of end-of-year	$16	$7	$14

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2024	2023	2022
Unrealized Gain (Loss) on Fixed Maturity AFS
Securities and Certain Other Investments
Reclassification	$(3)	$(6)	$–	Realized gain (loss)
Reclassification before income tax benefit (expense)	(3)	(6)	–	Income (loss) before taxes
Income tax benefit (expense)	1	1	–	Federal income tax expense (benefit)
Reclassification, net of income tax	$(2)	$(5)	$–	Net income (loss)
Unrealized Gain (Loss) on Derivative Instruments
Foreign currency contracts	$2	$1	$1	Net investment income
Reclassifications, net of income tax	$2	$1	$1	Net income (loss)

15. Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on the Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Fixed maturity AFS securities:
Gross gains	$–	$1	$1
Gross losses	(3)	(7)	(1)
Credit loss benefit (expense) (1)	–	(1)	(3)
Realized gain (loss) on equity securities (2)	1	–	–
Credit loss benefit (expense) on mortgage loans on real estate	1	–	–
Credit loss benefit (expense) on reinsurance-related assets	–	–	(17)
Indexed product derivative results (3)	–	–	(1)
GLB rider fees ceded to LNL and attributed fees	10	9	4
Total realized gain (loss)	$9	$2	$(17)

(1)Includes changes in the allowance for credit losses as well as direct write-downs to amortized cost as a result of negative credit events.
(2)Includes mark-to-market adjustments on equity securities still held of $1 million for the year ended December 31, 2024. There were no mark-to-market adjustments on equity securities for the years ended December 31, 2023 and 2022.
(3)Represents the change in fair value of the index options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and IUL contracts, and the associated index options to hedge policyholder index allocations applicable to future reset periods for our indexed annuity products.

16. Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Commissions	$51	$52	$55
General and administrative expenses	71	77	70
Expenses associated with reserve financing, LOCs and other	22	20	19
DAC and VOBA deferrals, net of amortization	38	39	33
Taxes, licenses and fees	17	19	23
Total	$199	$207	$200

17. Federal Income Taxes

The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

	For the Years Ended December 31,
	2024	2023	2022
Current	$(3)	$37	$(13)
Deferred	27	(10)	(20)
Federal income tax expense (benefit)	$24	$27	$(33)

A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2024	2023	2022
Income (loss) before taxes	$164	$155	$(123)
Federal statutory rate	21%	21%	21%
Federal income tax expense (benefit) at federal statutory rate	34	33	(26)
Effect of:
Tax-preferred investment income (1)	(2)	(4)	(5)
Tax credits	(1)	(2)	(2)
Release of uncertain tax positions	(7)	–	–
Federal income tax expense (benefit)	$24	$27	$(33)
Effective tax rate	15%	17%	27%

(1)Relates primarily to separate account dividends eligible for the dividends-received deduction.

We file with a consolidated group; however, we calculate our tax expense (benefit) on a separate company basis.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2024	2023
Current	$9	$(5)
Deferred	18	(12)
Total federal income tax asset (liability)	$27	$(17)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2024	2023
Deferred Tax Assets
Net unrealized loss on fixed maturity AFS securities	$182	$131
Tax credits	2	2
Other	1	1
Total deferred tax assets	$185	$134
Deferred Tax Liabilities
DAC and VOBA	77	83
Insurance liabilities and reinsurance-related balances	73	49
Investment activity	5	4
MRB-related activity	10	8
Other	2	2
Total deferred tax liabilities	$167	$146
Net deferred tax asset (liability)	$18	$(12)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of all our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2024, we have $2 million of federal income tax credits that can be carried forward to 2030 through 2034. As of December 31, 2024, we did not have any net operating loss carryforwards or net capital loss carryforwards.

We are subject to examination by U.S. federal, state, local and non-U.S. income tax authorities. With few exceptions for limited scope review, we are no longer subject to U.S. federal examinations for years before 2020. In the first quarter of 2021, the Internal Revenue Service commenced an examination of our 2014, 2015, 2016 and 2017 refund claims. We are currently under examination by several state and local taxing jurisdictions; however, we do not expect these examinations will materially impact us.

A reconciliation of the gross unrecognized federal tax benefits (in millions) was as follows:

	For the Years Ended December 31,
	2024	2023
Balance as of beginning-of-year	$9	$3
Increases for prior year tax positions	(7)	6
Balance as of end-of-year	$2	$9

As of December 31, 2024 and 2023, $2 million and $9 million, respectively, of our gross unrecognized federal tax benefits presented above, if recognized, would have affected our federal income tax expense (benefit) and our effective tax rate. We anticipate that it is reasonably possible that unrecognized tax benefits will not decrease by the end of 2025.

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2024, 2023 and 2022, we recognized no interest and penalty expense (benefit), and there was no accrued interest and penalty expense related to the unrecognized tax benefits as of December 31, 2024 and 2023.

In August 2022, the Inflation Reduction Act of 2022 was passed by the U.S. Congress and signed into law by President Biden. The Inflation Reduction Act of 2022 established a new 15% corporate alternative minimum tax for corporations whose average adjusted net income for any consecutive three-year period beginning after December 31, 2022, exceeds $1.0 billion. This provision became effective for tax years beginning after December 31, 2022. We determined that we were not within the scope of the corporate alternative minimum tax for 2024.

18. Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York State Department of Financial Services, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

	As of December 31,
	2024	2023
U.S. capital and surplus	$985	$1,033

	For the Years Ended December 31,
	2024	2023	2022
U.S. net gain (loss) from operations, after-tax	$141	$165	$72
U.S. net income (loss)	143	159	68

State Prescribed Practices

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices include the use of a more conservative valuation interest rate on certain annuities and use of the continuous Commissioners’ Annuity Reserve Valuation Method in the calculation of reserves and use of minimum reserve methods and assumptions for individual life insurance and variable annuity contracts that may be more conservative than those required by NAIC SAP.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

	As of December 31,
	2024	2023
State Prescribed Practices
Conservative valuation rate on certain annuities	$1	$(2)
Calculation of reserves using continuous CARVM	1	(1)
Conservative Reg 213 reserves on variable annuity and individual life
insurance contracts	20	(31)

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC. The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake. As of December 31, 2024, the Company’s RBC ratio was approximately nine times the aforementioned company action level RBC.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York

State Department of Financial Services provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation. The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains. We expect that we could pay dividends of approximately $100 million in 2025 without New York State Department of Financial Services approval.

19. Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2024	2023	2022
Net cash paid (received) for:
Income taxes	$11	$47	$(27)
Interest	2	2	–

20. Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on the Balance Sheets:

	As of December 31,
	2024	2023
Assets with affiliates:
Ceded reinsurance contracts	$83	$100	Reinsurance recoverables, net of
			allowance for credit losses
Ceded reinsurance contracts	21	22	Other assets
Service agreement receivable	1	4	Other assets

Liabilities with affiliates:
Cash management agreement	4	6	Other liabilities
Ceded reinsurance contracts	198	135	Other liabilities
Service agreement payable	27	13	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2024	2023	2022
Revenues with affiliates:
Premiums received on assumed (paid on ceded)
reinsurance contracts	$(51)	$(44)	$(41)	Insurance premiums
Cash management agreement activity	–	(2)	–	Net investment income
Realized gains (losses) on ceded reinsurance
contracts – other gains (losses)	(32)	(34)	(36)	Realized gain (loss)

Benefits and expenses with affiliates:
Reinsurance (recoveries) benefits on ceded
reinsurance contracts	(2)	(2)	5	Benefits
Interest credited on ceded reinsurance contracts	(1)	(1)	(1)	Interest credited
Market risk benefit (gain) loss on ceded
reinsurance contracts	65	54	132	Market risk benefit (gain) loss
Ceded reinsurance contracts	(12)	(14)	(17)	Commissions and other expenses
Service agreement payments	74	82	72	Commissions and other expenses
Cash management agreement activity	2	–	–	Commissions and other expenses

Cash Management Agreement

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to us to meet short-term borrowing needs. The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs. The borrowing limit is currently 2% of our admitted assets as of December 31, 2024.

Service Agreements

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead from LNC. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: headcount, capital, investments by product, account balances, weighted policies in force and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL, our parent, and LNBAR, a wholly owned subsidiary of LNC. We cede MRBs on certain variable annuity GLB and GDB to LNL where these guarantees are incorporated into our overall variable annuity hedging program.

21. Subsequent Events

Management evaluated subsequent events for the Company through March 28, 2025, the date the financial statements were available to be issued.

On March 21, 2025, LLANY paid a cash dividend in the amount of $98 million to LNL.

Management identified no other items or events required for disclosure.

Lincoln New York Account N For Variable Annuities

Lincoln New York Account N For Variable Annuities
Statements of assets and liabilities
December 31, 2024

Subaccount	Investments	Total Assets	Net Assets

AB VPS Discovery Value Portfolio - Class B	$10,711,909	$10,711,909	$10,711,909
AB VPS Large Cap Growth Portfolio - Class B	237,624	237,624	237,624
AB VPS Sustainable Global Thematic Portfolio - Class B	2,503,158	2,503,158	2,503,158
ALPS Global Opportunity Portfolio - Class III	454,219	454,219	454,219
ALPS/Alerian Energy Infrastructure Portfolio - Class III	1,141,368	1,141,368	1,141,368
American Funds Asset Allocation Fund - Class 1	7,422	7,422	7,422
American Funds Asset Allocation Fund - Class 4	20,061,093	20,061,093	20,061,093
American Funds Capital Income Builder® - Class 1	3,955	3,955	3,955
American Funds Capital Income Builder® - Class 4	3,282,362	3,282,362	3,282,362
American Funds Capital World Bond Fund - Class 1	6,538	6,538	6,538
American Funds Capital World Growth and Income Fund - Class 1	88,802	88,802	88,802
American Funds Global Growth Fund - Class 2	9,445,742	9,445,742	9,445,742
American Funds Global Growth Fund - Class 4	7,961,265	7,961,265	7,961,265
American Funds Global Small Capitalization Fund - Class 1	67,608	67,608	67,608
American Funds Global Small Capitalization Fund - Class 2	5,298,259	5,298,259	5,298,259
American Funds Global Small Capitalization Fund - Class 4	762,825	762,825	762,825
American Funds Growth Fund - Class 1	14,808	14,808	14,808
American Funds Growth Fund - Class 2	57,998,455	57,998,455	57,998,455
American Funds Growth Fund - Class 4	27,156,210	27,156,210	27,156,210
American Funds Growth-Income Fund - Class 1	321,011	321,011	321,011
American Funds Growth-Income Fund - Class 2	53,592,386	53,592,386	53,592,386
American Funds Growth-Income Fund - Class 4	11,671,587	11,671,587	11,671,587
American Funds International Fund - Class 1	86,360	86,360	86,360
American Funds International Fund - Class 2	12,129,424	12,129,424	12,129,424
American Funds International Fund - Class 4	4,031,063	4,031,063	4,031,063
American Funds International Growth and Income Fund - Class 1	190,412	190,412	190,412
American Funds Managed Risk Asset Allocation Fund - Class P2	12,047,414	12,047,414	12,047,414
American Funds Mortgage Fund - Class 1	102,781	102,781	102,781
American Funds Mortgage Fund - Class 4	286,706	286,706	286,706
American Funds New World Fund® - Class 1	68,129	68,129	68,129
American Funds New World Fund® - Class 4	2,876,396	2,876,396	2,876,396
American Funds The Bond Fund of America - Class 1	54,156	54,156	54,156
American Funds Washington Mutual Investors Fund - Class 1	82,475	82,475	82,475
American Funds Washington Mutual Investors Fund - Class 4	7,020,702	7,020,702	7,020,702
ClearBridge Variable Growth Portfolio - Class II	944,681	944,681	944,681
ClearBridge Variable Large Cap Growth Portfolio - Class II	24,688,325	24,688,325	24,688,325
ClearBridge Variable Mid Cap Portfolio - Class II	4,378,956	4,378,956	4,378,956
Columbia VP Commodity Strategy Fund - Class 2	440,209	440,209	440,209
Columbia VP Emerging Markets Bond Fund - Class 2	182,936	182,936	182,936
Columbia VP Strategic Income Fund - Class 2	616,773	616,773	616,773
DWS Alternative Asset Allocation VIP Portfolio - Class A	7,606	7,606	7,606
DWS Alternative Asset Allocation VIP Portfolio - Class B	3,047,950	3,047,950	3,047,950
DWS Equity 500 Index VIP Portfolio - Class A	817,657	817,657	817,657
DWS Small Cap Index VIP Portfolio - Class A	276,154	276,154	276,154
Eaton Vance VT Floating-Rate Income Fund - Initial Class	2,888,795	2,888,795	2,888,795
Fidelity® VIP Balanced Portfolio - Service Class 2	55,082,921	55,082,921	55,082,921
Fidelity® VIP Consumer Discretionary Portfolio - Service Class 2	72,238	72,238	72,238
Fidelity® VIP Consumer Staples Portfolio - Service Class 2	41,107	41,107	41,107
Fidelity® VIP Contrafund® Portfolio - Service Class 2	110,050,104	110,050,104	110,050,104
Fidelity® VIP Financials Portfolio - Service Class 2	97,916	97,916	97,916
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of assets and liabilities (continued)
December 31, 2024

Subaccount	Investments	Total Assets	Net Assets

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	$1,988,880	$1,988,880	$1,988,880
Fidelity® VIP Growth Portfolio - Initial Class	308,723	308,723	308,723
Fidelity® VIP Growth Portfolio - Service Class 2	39,715,794	39,715,794	39,715,794
Fidelity® VIP Mid Cap Portfolio - Service Class 2	45,140,757	45,140,757	45,140,757
Fidelity® VIP Strategic Income Portfolio - Service Class 2	3,802,413	3,802,413	3,802,413
Fidelity® VIP Technology Portfolio - Service Class 2	9,218,420	9,218,420	9,218,420
First Trust Capital Strength Hedged Equity Portfolio - Class I	537,224	537,224	537,224
First Trust Capital Strength Portfolio - Class I	4,559,178	4,559,178	4,559,178
First Trust Dorsey Wright Tactical Core Portfolio - Class I	812,355	812,355	812,355
First Trust Growth Strength Portfolio - Class I	816,427	816,427	816,427
First Trust International Developed Capital Strength Portfolio - Class I	1,046,977	1,046,977	1,046,977
First Trust Multi Income Allocation Portfolio - Class I	477,515	477,515	477,515
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	11,351,747	11,351,747	11,351,747
Franklin Allocation VIP Fund - Class 4	2,799,703	2,799,703	2,799,703
Franklin Income VIP Fund - Class 2	16,344,715	16,344,715	16,344,715
Franklin Income VIP Fund - Class 4	14,077,798	14,077,798	14,077,798
Franklin Multi-Asset Variable Conservative Growth - Class II	1,279,681	1,279,681	1,279,681
Franklin Mutual Shares VIP Fund - Class 2	9,773,438	9,773,438	9,773,438
Franklin Mutual Shares VIP Fund - Class 4	4,171,093	4,171,093	4,171,093
Franklin Rising Dividends VIP Fund - Class 4	3,065,413	3,065,413	3,065,413
Franklin Small Cap Value VIP Fund - Class 4	930,492	930,492	930,492
Franklin Small-Mid Cap Growth VIP Fund - Class 4	848,838	848,838	848,838
Goldman Sachs VIT Government Money Market Fund - Service Shares	140,458	140,458	140,458
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1,152,585	1,152,585	1,152,585
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	379,749	379,749	379,749
Guggenheim VT Multi-Hedge Strategies	395,054	395,054	395,054
Hartford Capital Appreciation HLS Fund - Class IC	808,789	808,789	808,789
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	314,461	314,461	314,461
Invesco V.I. American Franchise Fund - Series I Shares	150,814	150,814	150,814
Invesco V.I. American Franchise Fund - Series II Shares	45,290	45,290	45,290
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	219,198	219,198	219,198
Invesco V.I. Comstock Fund - Series II Shares	826,690	826,690	826,690
Invesco V.I. Core Equity Fund - Series I Shares	61,619	61,619	61,619
Invesco V.I. Diversified Dividend Fund - Series II Shares	1,677,327	1,677,327	1,677,327
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	22,114,631	22,114,631	22,114,631
Invesco V.I. Equity and Income Fund - Series II Shares	539,732	539,732	539,732
Invesco V.I. EQV International Equity Fund - Series I Shares	8,441	8,441	8,441
Invesco V.I. EQV International Equity Fund - Series II Shares	6,024,593	6,024,593	6,024,593
Invesco V.I. Global Fund - Series II Shares	271,129	271,129	271,129
Invesco V.I. Main Street Small Cap Fund®- Series II Shares	1,937,265	1,937,265	1,937,265
Janus Henderson Balanced Portfolio - Service Shares	662,881	662,881	662,881
Janus Henderson Enterprise Portfolio - Service Shares	450,141	450,141	450,141
Janus Henderson Global Research Portfolio - Service Shares	247,883	247,883	247,883
Lincoln Hedged Nasdaq-100 Fund - Service Class	12,303	12,303	12,303
Lincoln Hedged S&P 500 Conservative Fund - Service Class	9,821	9,821	9,821
Lincoln Hedged S&P 500 Fund - Service Class	59,993	59,993	59,993
Lincoln Opportunistic Hedged Equity Fund - Service Class	19,057	19,057	19,057
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	2,658,878	2,658,878	2,658,878
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	1,078,924	1,078,924	1,078,924
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	99,623	99,623	99,623
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of assets and liabilities (continued)
December 31, 2024

Subaccount	Investments	Total Assets	Net Assets

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	$2,856,865	$2,856,865	$2,856,865
LVIP AllianceBernstein Large Cap Growth Fund - Service Class	24,999,406	24,999,406	24,999,406
LVIP American Balanced Allocation Fund - Service Class	7,752,655	7,752,655	7,752,655
LVIP American Balanced Allocation Fund - Standard Class	2,149	2,149	2,149
LVIP American Century Balanced Fund - Service Class	13,493,071	13,493,071	13,493,071
LVIP American Century Capital Appreciation Fund - Service Class	139,106	139,106	139,106
LVIP American Century Inflation Protection Fund - Service Class	39,127	39,127	39,127
LVIP American Century International Fund - Service Class	14,613	14,613	14,613
LVIP American Century Large Company Value Fund - Service Class	8,292,499	8,292,499	8,292,499
LVIP American Century Large Company Value Fund - Standard Class II	4,280	4,280	4,280
LVIP American Century Mid Cap Value Fund - Service Class	77,563	77,563	77,563
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	41,169,417	41,169,417	41,169,417
LVIP American Century Ultra Fund - Service Class	14,002,759	14,002,759	14,002,759
LVIP American Century Value Fund - Service Class	56,414	56,414	56,414
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	2,556,238	2,556,238	2,556,238
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	5,287,464	5,287,464	5,287,464
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	218,039	218,039	218,039
LVIP American Global Growth Fund - Service Class II	17,835,130	17,835,130	17,835,130
LVIP American Global Small Capitalization Fund - Service Class II	2,232,228	2,232,228	2,232,228
LVIP American Growth Allocation Fund - Service Class	3,486,482	3,486,482	3,486,482
LVIP American Growth Fund - Service Class II	107,136,553	107,136,553	107,136,553
LVIP American Growth-Income Fund - Service Class II	81,124,528	81,124,528	81,124,528
LVIP American International Fund - Service Class II	14,756,295	14,756,295	14,756,295
LVIP American Preservation Fund - Service Class	1,028,545	1,028,545	1,028,545
LVIP Baron Growth Opportunities Fund - Service Class	19,872,007	19,872,007	19,872,007
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	108,970,341	108,970,341	108,970,341
LVIP BlackRock Global Allocation Fund - Service Class	42,116,737	42,116,737	42,116,737
LVIP BlackRock Global Allocation Fund - Standard Class	20,639	20,639	20,639
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	60,953,151	60,953,151	60,953,151
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	29,806,681	29,806,681	29,806,681
LVIP BlackRock Inflation Protected Bond Fund - Service Class	58,957,502	58,957,502	58,957,502
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	140,643	140,643	140,643
LVIP BlackRock Real Estate Fund - Service Class	4,866,154	4,866,154	4,866,154
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	49,962,619	49,962,619	49,962,619
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	99,162,159	99,162,159	99,162,159
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	85,953	85,953	85,953
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	56,910,451	56,910,451	56,910,451
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	7,107	7,107	7,107
LVIP Channing Small Cap Value Fund - Service Class	447,811	447,811	447,811
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	35,561,740	35,561,740	35,561,740
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	6,472	6,472	6,472
LVIP Dimensional International Core Equity Fund - Service Class	9,729,678	9,729,678	9,729,678
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	40,521,581	40,521,581	40,521,581
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	19,568,498	19,568,498	19,568,498
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	7,203	7,203	7,203
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	14,691,944	14,691,944	14,691,944
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	63,538,474	63,538,474	63,538,474
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	40,803,528	40,803,528	40,803,528
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	6,460	6,460	6,460
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	56,680,716	56,680,716	56,680,716
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of assets and liabilities (continued)
December 31, 2024

Subaccount	Investments	Total Assets	Net Assets

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class	$5,226,807	$5,226,807	$5,226,807
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	65,708	65,708	65,708
LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class	6,229,473	6,229,473	6,229,473
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class	17,060,105	17,060,105	17,060,105
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	404,813	404,813	404,813
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class	12,117,641	12,117,641	12,117,641
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	33,563	33,563	33,563
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	13,184,114	13,184,114	13,184,114
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	53,692,129	53,692,129	53,692,129
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	135,374	135,374	135,374
LVIP Global Growth Allocation Managed Risk Fund - Service Class	240,046,847	240,046,847	240,046,847
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	219,317,382	219,317,382	219,317,382
LVIP Government Money Market Fund - Service Class	30,393,231	30,393,231	30,393,231
LVIP Government Money Market Fund - Standard Class	418,234	418,234	418,234
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	35,759,279	35,759,279	35,759,279
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	6,460	6,460	6,460
LVIP JPMorgan Core Bond Fund - Service Class	24,731,742	24,731,742	24,731,742
LVIP JPMorgan High Yield Fund - Service Class	12,137,374	12,137,374	12,137,374
LVIP JPMorgan Mid Cap Value Fund - Service Class	781,605	781,605	781,605
LVIP JPMorgan Retirement Income Fund - Service Class	4,844,958	4,844,958	4,844,958
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	36,907,383	36,907,383	36,907,383
LVIP JPMorgan Small Cap Core Fund - Service Class	1,367,216	1,367,216	1,367,216
LVIP JPMorgan U.S. Equity Fund - Service Class	4,180,444	4,180,444	4,180,444
LVIP Loomis Sayles Global Growth Fund - Service Class	238,405	238,405	238,405
LVIP Macquarie Bond Fund - Service Class	225,162,870	225,162,870	225,162,870
LVIP Macquarie Bond Fund - Standard Class	2,606,395	2,606,395	2,606,395
LVIP Macquarie Diversified Floating Rate Fund - Service Class	49,510,300	49,510,300	49,510,300
LVIP Macquarie Diversified Income Fund - Service Class	92,179,096	92,179,096	92,179,096
LVIP Macquarie Diversified Income Fund - Standard Class	198,826	198,826	198,826
LVIP Macquarie High Yield Fund - Service Class	3,863,873	3,863,873	3,863,873
LVIP Macquarie High Yield Fund - Standard Class	122,745	122,745	122,745
LVIP Macquarie Limited-Term Diversified Income Fund - Service Class	33,819,032	33,819,032	33,819,032
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	23,471	23,471	23,471
LVIP Macquarie Mid Cap Value Fund - Service Class	9,798,159	9,798,159	9,798,159
LVIP Macquarie SMID Cap Core Fund - Service Class	9,970,305	9,970,305	9,970,305
LVIP Macquarie SMID Cap Core Fund - Standard Class	263,674	263,674	263,674
LVIP Macquarie Social Awareness Fund - Service Class	5,068,224	5,068,224	5,068,224
LVIP Macquarie Social Awareness Fund - Standard Class	207,728	207,728	207,728
LVIP Macquarie U.S. Growth Fund - Service Class	13,054,383	13,054,383	13,054,383
LVIP Macquarie U.S. REIT Fund - Service Class	8,231,230	8,231,230	8,231,230
LVIP Macquarie U.S. REIT Fund - Standard Class	338,826	338,826	338,826
LVIP Macquarie Value Fund - Service Class	10,733,516	10,733,516	10,733,516
LVIP Macquarie Value Fund - Standard Class	46,353	46,353	46,353
LVIP Macquarie Wealth Builder Fund - Service Class	2,179,213	2,179,213	2,179,213
LVIP Macquarie Wealth Builder Fund - Standard Class	32,806	32,806	32,806
LVIP MFS International Growth Fund - Service Class	11,881,343	11,881,343	11,881,343
LVIP MFS Value Fund - Service Class	41,557,156	41,557,156	41,557,156
LVIP Mondrian Global Income Fund - Service Class	19,470,330	19,470,330	19,470,330
LVIP Mondrian International Value Fund - Service Class	9,929,089	9,929,089	9,929,089
LVIP Mondrian International Value Fund - Standard Class	565,749	565,749	565,749
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of assets and liabilities (continued)
December 31, 2024

Subaccount	Investments	Total Assets	Net Assets

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	$7,528,371	$7,528,371	$7,528,371
LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class	45,348,497	45,348,497	45,348,497
LVIP PIMCO Low Duration Bond Fund - Service Class	45,567,672	45,567,672	45,567,672
LVIP PIMCO Low Duration Bond Fund - Standard Class	7,592	7,592	7,592
LVIP SSGA Bond Index Fund - Service Class	47,194,236	47,194,236	47,194,236
LVIP SSGA Bond Index Fund - Standard Class	224,874	224,874	224,874
LVIP SSGA Conservative Index Allocation Fund - Service Class	10,417,715	10,417,715	10,417,715
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	1,278,137	1,278,137	1,278,137
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	43,269,518	43,269,518	43,269,518
LVIP SSGA International Index Fund - Service Class	12,829,335	12,829,335	12,829,335
LVIP SSGA International Managed Volatility Fund - Service Class	17,179,082	17,179,082	17,179,082
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	66,597,861	66,597,861	66,597,861
LVIP SSGA Mid-Cap Index Fund - Service Class	18,128,143	18,128,143	18,128,143
LVIP SSGA Mid-Cap Index Fund - Standard Class	93,892	93,892	93,892
LVIP SSGA Moderate Index Allocation Fund - Service Class	35,308,431	35,308,431	35,308,431
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	19,239,569	19,239,569	19,239,569
LVIP SSGA Nasdaq-100 Index Fund - Service Class	3,347,631	3,347,631	3,347,631
LVIP SSGA S&P 500 Index Fund - Service Class	198,711,813	198,711,813	198,711,813
LVIP SSGA S&P 500 Index Fund - Standard Class	1,481,976	1,481,976	1,481,976
LVIP SSGA Short-Term Bond Index Fund - Service Class	16,840,978	16,840,978	16,840,978
LVIP SSGA Small-Cap Index Fund - Service Class	34,394,629	34,394,629	34,394,629
LVIP SSGA Small-Cap Index Fund - Standard Class	81,412	81,412	81,412
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	49,565,691	49,565,691	49,565,691
LVIP Structured Conservative Allocation Fund - Service Class	7,617,803	7,617,803	7,617,803
LVIP Structured Moderate Allocation Fund - Service Class	41,210,829	41,210,829	41,210,829
LVIP Structured Moderately Aggressive Allocation Fund - Service Class	22,824,468	22,824,468	22,824,468
LVIP T. Rowe Price 2020 Fund - Service Class	99,193	99,193	99,193
LVIP T. Rowe Price 2030 Fund - Service Class	56,247	56,247	56,247
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	27,725,927	27,725,927	27,725,927
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	186,601	186,601	186,601
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	17,084,602	17,084,602	17,084,602
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	61,320,409	61,320,409	61,320,409
LVIP Vanguard Bond Allocation Fund - Service Class	81,478,631	81,478,631	81,478,631
LVIP Vanguard Bond Allocation Fund - Standard Class	6,594	6,594	6,594
LVIP Vanguard Domestic Equity ETF Fund - Service Class	30,905,177	30,905,177	30,905,177
LVIP Vanguard International Equity ETF Fund - Service Class	19,168,556	19,168,556	19,168,556
LVIP Wellington SMID Cap Value Fund - Service Class	9,396,900	9,396,900	9,396,900
LVIP Western Asset Core Bond Fund - Service Class	34,988,201	34,988,201	34,988,201
Macquarie VIP Asset Strategy Series - Service Class	617,670	617,670	617,670
Macquarie VIP Emerging Markets Series - Service Class	10,785,674	10,785,674	10,785,674
Macquarie VIP Energy Series - Service Class	316,672	316,672	316,672
Macquarie VIP High Income Series - Service Class	1,887,127	1,887,127	1,887,127
Macquarie VIP Mid Cap Growth Series - Service Class	1,013,335	1,013,335	1,013,335
Macquarie VIP Science and Technology Series - Service Class	4,189,724	4,189,724	4,189,724
Macquarie VIP Small Cap Growth Series - Service Class	1,335,669	1,335,669	1,335,669
Macquarie VIP Small Cap Value Series - Service Class	26,721,612	26,721,612	26,721,612
Macquarie VIP Small Cap Value Series - Standard Class	403,306	403,306	403,306
MFS® VIT Growth Series - Initial Class	113,226	113,226	113,226
MFS® VIT Growth Series - Service Class	18,284,070	18,284,070	18,284,070
MFS® VIT Total Return Series - Initial Class	167,113	167,113	167,113
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of assets and liabilities (continued)
December 31, 2024

Subaccount	Investments	Total Assets	Net Assets

MFS® VIT Total Return Series - Service Class	$10,071,157	$10,071,157	$10,071,157
MFS® VIT Utilities Series - Initial Class	145,388	145,388	145,388
MFS® VIT Utilities Series - Service Class	8,909,892	8,909,892	8,909,892
MFS® VIT II Core Equity Portfolio - Service Class	8,187	8,187	8,187
MFS® VIT II International Intrinsic Value Portfolio - Service Class	2,067,568	2,067,568	2,067,568
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,347,215	1,347,215	1,347,215
PIMCO VIT All Asset Portfolio - Advisor Class	175,468	175,468	175,468
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	1,173,943	1,173,943	1,173,943
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	387,584	387,584	387,584
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	28,314	28,314	28,314
Putnam VT George Putnam Balanced Fund - Class IB	11,195,200	11,195,200	11,195,200
Putnam VT Global Health Care Fund - Class IB	1,473,386	1,473,386	1,473,386
Putnam VT Income Fund - Class IB	403,605	403,605	403,605
Putnam VT Large Cap Value Fund - Class IB	16,396,962	16,396,962	16,396,962
Putnam VT Sustainable Future Fund - Class IB	72,684	72,684	72,684
Putnam VT Sustainable Leaders Fund - Class IB	262,013	262,013	262,013
Templeton Foreign VIP Fund - Class 4	207,059	207,059	207,059
Templeton Global Bond VIP Fund - Class 2	3,105,522	3,105,522	3,105,522
Templeton Global Bond VIP Fund - Class 4	1,197,209	1,197,209	1,197,209
Templeton Growth VIP Fund - Class 2	1,228,004	1,228,004	1,228,004
VanEck VIP Global Resources Fund - Class S Shares	389,796	389,796	389,796
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	293,173	293,173	293,173
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of operations
Year Ended December 31, 2024

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Discovery Value Portfolio - Class B	$71,102	$(176,663)	$(105,561)	$(12,202)	$560,295	$548,093	$427,251	$869,783
AB VPS Large Cap Growth Portfolio - Class B	—	(3,735)	(3,735)	2,834	10,254	13,088	36,305	45,658
AB VPS Sustainable Global Thematic Portfolio - Class B	—	(41,724)	(41,724)	47,074	8,104	55,178	111,431	124,885
ALPS Global Opportunity Portfolio - Class III	36,119	(6,044)	30,075	28,446	—	28,446	31,228	89,749
ALPS/Alerian Energy Infrastructure Portfolio - Class III	39,399	(9,792)	29,607	107,950	31,678	139,628	182,687	351,922
American Funds Asset Allocation Fund - Class 1	170	(46)	124	35	296	331	573	1,028
American Funds Asset Allocation Fund - Class 4	394,067	(241,450)	152,617	334,107	895,147	1,229,254	1,394,516	2,776,387
American Funds Capital Income Builder® - Class 1	173	(35)	138	566	—	566	(188)	516
American Funds Capital Income Builder® - Class 4	101,974	(36,790)	65,184	76,768	—	76,768	124,689	266,641
American Funds Capital World Bond Fund - Class 1	168	(41)	127	(34)	—	(34)	(305)	(212)
American Funds Capital World Growth and Income Fund - Class 1	1,677	(569)	1,108	467	—	467	9,393	10,968
American Funds Global Growth Fund - Class 2	147,472	(166,024)	(18,552)	185,047	274,152	459,199	602,204	1,042,851
American Funds Global Growth Fund - Class 4	108,035	(83,467)	24,568	73,109	218,417	291,526	544,536	860,630
American Funds Global Small Capitalization Fund - Class 1	834	(437)	397	(109)	2,327	2,218	(1,337)	1,278
American Funds Global Small Capitalization Fund - Class 2	58,805	(84,210)	(25,405)	(111,908)	205,926	94,018	(19,786)	48,827
American Funds Global Small Capitalization Fund - Class 4	7,238	(8,677)	(1,439)	(19,025)	31,985	12,960	(5,928)	5,593
American Funds Growth Fund - Class 1	79	(92)	(13)	782	321	1,103	2,805	3,895
American Funds Growth Fund - Class 2	180,912	(924,895)	(743,983)	2,625,136	1,255,378	3,880,514	10,879,961	14,016,492
American Funds Growth Fund - Class 4	39,589	(264,614)	(225,025)	699,443	538,031	1,237,474	4,964,548	5,976,997
American Funds Growth-Income Fund - Class 1	4,037	(2,190)	1,847	1,784	13,016	14,800	45,357	62,004
American Funds Growth-Income Fund - Class 2	568,375	(862,711)	(294,336)	2,036,995	2,328,319	4,365,314	6,211,670	10,282,648
American Funds Growth-Income Fund - Class 4	102,456	(120,449)	(17,993)	258,080	481,450	739,530	1,421,064	2,142,601
American Funds International Fund - Class 1	1,283	(942)	341	(229)	—	(229)	2,174	2,286
American Funds International Fund - Class 2	150,902	(214,260)	(63,358)	158	—	158	277,875	214,675
American Funds International Fund - Class 4	41,628	(49,705)	(8,077)	(21,579)	—	(21,579)	102,179	72,523
American Funds International Growth and Income Fund - Class 1	5,273	(1,266)	4,007	(411)	—	(411)	1,901	5,497
American Funds Managed Risk Asset Allocation Fund - Class P2	246,359	(180,456)	65,903	14,718	178,068	192,786	1,309,538	1,568,227
American Funds Mortgage Fund - Class 1	4,905	(666)	4,239	(102)	—	(102)	(3,858)	279
American Funds Mortgage Fund - Class 4	12,706	(3,306)	9,400	(3,031)	—	(3,031)	(8,736)	(2,367)
American Funds New World Fund® - Class 1	1,120	(555)	565	279	309	588	2,726	3,879
American Funds New World Fund® - Class 4	33,988	(33,415)	573	9,953	13,461	23,414	118,309	142,296
American Funds The Bond Fund of America - Class 1	2,343	(340)	2,003	(132)	—	(132)	(1,377)	494
American Funds Washington Mutual Investors Fund - Class 1	1,470	(1,384)	86	2,536	672	3,208	10,277	13,571
American Funds Washington Mutual Investors Fund - Class 4	96,022	(71,649)	24,373	115,281	53,753	169,034	851,910	1,045,317
ClearBridge Variable Growth Portfolio - Class II	961	(10,236)	(9,275)	(90,979)	258,698	167,719	(63,249)	95,195
ClearBridge Variable Large Cap Growth Portfolio - Class II	—	(392,236)	(392,236)	2,761,558	1,082,317	3,843,875	2,697,397	6,149,036
ClearBridge Variable Mid Cap Portfolio - Class II	16,167	(59,812)	(43,645)	67,708	101,279	168,987	231,046	356,388
Columbia VP Commodity Strategy Fund - Class 2	14,908	(6,174)	8,734	(196,233)	—	(196,233)	239,793	52,294
Columbia VP Emerging Markets Bond Fund - Class 2	8,869	(1,747)	7,122	(1,561)	—	(1,561)	3,484	9,045
Columbia VP Strategic Income Fund - Class 2	44,290	(7,976)	36,314	16,683	—	16,683	(9,436)	43,561
DWS Alternative Asset Allocation VIP Portfolio - Class A	334	(56)	278	(109)	5	(104)	253	427
DWS Alternative Asset Allocation VIP Portfolio - Class B	104,318	(47,337)	56,981	(11,894)	1,836	(10,058)	66,446	113,369
DWS Equity 500 Index VIP Portfolio - Class A	9,287	(12,362)	(3,075)	11,912	44,243	56,155	101,177	154,257
DWS Small Cap Index VIP Portfolio - Class A	3,122	(4,113)	(991)	(210)	7,318	7,108	18,163	24,280
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of operations (continued)
Year Ended December 31, 2024

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Eaton Vance VT Floating-Rate Income Fund - Initial Class	$262,786	$(22,867)	$239,919	$(5,302)	$—	$(5,302)	$(17,479)	$217,138
Fidelity® VIP Balanced Portfolio - Service Class 2	894,200	(745,564)	148,636	691,220	1,593,687	2,284,907	4,238,974	6,672,517
Fidelity® VIP Consumer Discretionary Portfolio - Service Class 2	—	(535)	(535)	515	119	634	12,584	12,683
Fidelity® VIP Consumer Staples Portfolio - Service Class 2	832	(348)	484	5	564	569	(1,383)	(330)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	33,793	(1,555,040)	(1,521,247)	6,511,724	12,902,324	19,414,048	8,940,292	26,833,093
Fidelity® VIP Financials Portfolio - Service Class 2	1,234	(167)	1,067	14	1,412	1,426	(5,086)	(2,593)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	45,233	(30,044)	15,189	2,435	—	2,435	121,122	138,746
Fidelity® VIP Growth Portfolio - Initial Class	3	(4,012)	(4,009)	1,399	64,506	65,905	6,861	68,757
Fidelity® VIP Growth Portfolio - Service Class 2	—	(496,766)	(496,766)	1,157,086	8,577,579	9,734,665	(958,578)	8,279,321
Fidelity® VIP Mid Cap Portfolio - Service Class 2	153,735	(695,301)	(541,566)	989,135	5,967,250	6,956,385	(32,377)	6,382,442
Fidelity® VIP Strategic Income Portfolio - Service Class 2	128,167	(28,627)	99,540	(6,619)	—	(6,619)	48,885	141,806
Fidelity® VIP Technology Portfolio - Service Class 2	—	(78,372)	(78,372)	116,749	124,421	241,170	1,203,847	1,366,645
First Trust Capital Strength Hedged Equity Portfolio - Class I	1,924	(2,430)	(506)	2,151	—	2,151	(25,603)	(23,958)
First Trust Capital Strength Portfolio - Class I	30,070	(50,441)	(20,371)	42,774	283,281	326,055	(11,925)	293,759
First Trust Dorsey Wright Tactical Core Portfolio - Class I	7,583	(9,998)	(2,415)	34,731	—	34,731	81,109	113,425
First Trust Growth Strength Portfolio - Class I	—	(5,866)	(5,866)	14,924	66,200	81,124	(32,228)	43,030
First Trust International Developed Capital Strength Portfolio - Class I	8,937	(6,544)	2,393	10,864	21,587	32,451	(71,852)	(37,008)
First Trust Multi Income Allocation Portfolio - Class I	23,282	(5,350)	17,932	(766)	19,503	18,737	2,555	39,224
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	266,382	(159,845)	106,537	(98,905)	92,799	(6,106)	392,017	492,448
Franklin Allocation VIP Fund - Class 4	50,257	(34,420)	15,837	3,640	—	3,640	170,793	190,270
Franklin Income VIP Fund - Class 2	900,682	(286,307)	614,375	(105,179)	73,794	(31,385)	352,266	935,256
Franklin Income VIP Fund - Class 4	704,156	(198,572)	505,584	(43,665)	58,687	15,022	241,705	762,311
Franklin Multi-Asset Variable Conservative Growth - Class II	31,301	(21,745)	9,556	22,929	42,621	65,550	67,727	142,833
Franklin Mutual Shares VIP Fund - Class 2	200,353	(158,371)	41,982	(18,286)	208,351	190,065	739,000	971,047
Franklin Mutual Shares VIP Fund - Class 4	77,707	(59,575)	18,132	(10,902)	84,591	73,689	294,469	386,290
Franklin Rising Dividends VIP Fund - Class 4	27,515	(32,326)	(4,811)	11,325	141,774	153,099	112,415	260,703
Franklin Small Cap Value VIP Fund - Class 4	8,885	(11,358)	(2,473)	11,013	24,122	35,135	66,977	99,639
Franklin Small-Mid Cap Growth VIP Fund - Class 4	—	(8,308)	(8,308)	(22,298)	—	(22,298)	109,864	79,258
Goldman Sachs VIT Government Money Market Fund - Service Shares	7,387	(1,820)	5,567	—	—	—	—	5,567
Goldman Sachs VIT Large Cap Value Fund - Service Shares	13,284	(12,663)	621	3,168	138,926	142,094	37,053	179,768
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	9,787	(4,088)	5,699	(1,180)	—	(1,180)	3,430	7,949
Guggenheim VT Long Short Equity	758	(2,975)	(2,217)	85,901	—	85,901	(38,904)	44,780
Guggenheim VT Multi-Hedge Strategies	20,150	(4,609)	15,541	159	—	159	(33,850)	(18,150)
Hartford Capital Appreciation HLS Fund - Class IC	2,221	(9,613)	(7,392)	22,401	33,025	55,426	104,931	152,965
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1,218	(4,406)	(3,188)	(79,099)	21,666	(57,433)	47,364	(13,257)
Invesco V.I. American Franchise Fund - Series I Shares	—	(2,269)	(2,269)	1,853	—	1,853	38,192	37,776
Invesco V.I. American Franchise Fund - Series II Shares	—	(691)	(691)	41	—	41	11,690	11,040
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	16,436	(3,442)	12,994	(23,699)	—	(23,699)	20,063	9,358
Invesco V.I. Comstock Fund - Series II Shares	12,437	(8,383)	4,054	15,844	58,337	74,181	31,584	109,819
Invesco V.I. Core Equity Fund - Series I Shares	407	(805)	(398)	319	4,892	5,211	7,267	12,080
Invesco V.I. Diversified Dividend Fund - Series II Shares	27,640	(19,212)	8,428	(5,421)	67,374	61,953	108,560	178,941
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	321,099	(344,491)	(23,392)	602,509	564,060	1,166,569	1,170,245	2,313,422
Invesco V.I. Equity and Income Fund - Series II Shares	8,694	(9,416)	(722)	(22,780)	21,237	(1,543)	107,267	105,002
Invesco V.I. EQV International Equity Fund - Series I Shares	156	(127)	29	(23)	47	24	(100)	(47)
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of operations (continued)
Year Ended December 31, 2024

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Invesco V.I. EQV International Equity Fund - Series II Shares	$97,207	$(91,642)	$5,565	$(32,178)	$33,663	$1,485	$(63,540)	$(56,490)
Invesco V.I. Global Fund - Series II Shares	—	(2,179)	(2,179)	2,385	15,552	17,937	19,716	35,474
Invesco V.I. Main Street Small Cap Fund®- Series II Shares	—	(18,442)	(18,442)	37,737	67,369	105,106	100,038	186,702
Janus Henderson Balanced Portfolio - Service Shares	11,172	(9,957)	1,215	7,394	—	7,394	68,980	77,589
Janus Henderson Enterprise Portfolio - Service Shares	2,754	(6,831)	(4,077)	3,826	19,267	23,093	35,893	54,909
Janus Henderson Global Research Portfolio - Service Shares	1,412	(3,352)	(1,940)	1,353	7,696	9,049	36,989	44,098
Lincoln Hedged Nasdaq-100 Fund - Service Class	—	(39)	(39)	1	565	566	(170)	357
Lincoln Hedged S&P 500 Conservative Fund - Service Class	2	(57)	(55)	—	746	746	(393)	298
Lincoln Hedged S&P 500 Fund - Service Class	73	(56)	17	—	3,297	3,297	(3,513)	(199)
Lincoln Opportunistic Hedged Equity Fund - Service Class	2	(54)	(52)	—	1,533	1,533	(1,329)	152
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	147,798	(27,665)	120,133	(37,657)	—	(37,657)	56,082	138,558
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	1,626	(11,720)	(10,094)	(29,336)	—	(29,336)	234,037	194,607
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	712	(944)	(232)	818	5,398	6,216	7,972	13,956
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	126,965	(30,762)	96,203	(24,745)	—	(24,745)	43,784	115,242
LVIP AllianceBernstein Large Cap Growth Fund - Service Class	—	(357,863)	(357,863)	1,621,095	233,205	1,854,300	3,636,060	5,132,497
LVIP American Balanced Allocation Fund - Service Class	164,290	(87,154)	77,136	(52,410)	12,110	(40,300)	610,341	647,177
LVIP American Balanced Allocation Fund - Standard Class	53	(19)	34	(220)	3	(217)	480	297
LVIP American Century Balanced Fund - Service Class	240,653	(184,109)	56,544	76,072	—	76,072	1,131,638	1,264,254
LVIP American Century Capital Appreciation Fund - Service Class	—	(207)	(207)	(5,005)	2,691	(2,314)	(9,315)	(11,836)
LVIP American Century Inflation Protection Fund - Service Class	37	(29)	8	—	—	—	(642)	(634)
LVIP American Century International Fund - Service Class	84	(40)	44	(1)	—	(1)	(911)	(868)
LVIP American Century Large Company Value Fund - Service Class	201,385	(129,940)	71,445	104,774	150,323	255,097	389,822	716,364
LVIP American Century Large Company Value Fund - Standard Class II	125	(38)	87	698	105	803	(299)	591
LVIP American Century Mid Cap Value Fund - Service Class	1,239	(205)	1,034	2,857	1,141	3,998	(6,129)	(1,097)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	690,273	(645,580)	44,693	536,225	1,966,128	2,502,353	1,537,406	4,084,452
LVIP American Century Ultra Fund - Service Class	—	(68,527)	(68,527)	28,387	163,573	191,960	708,976	832,409
LVIP American Century Value Fund - Service Class	1,204	(91)	1,113	73	513	586	(3,815)	(2,116)
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	61,244	(41,902)	19,342	(49,081)	7,949	(41,132)	244,242	222,452
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	97,004	(82,309)	14,695	(101,616)	—	(101,616)	677,985	591,064
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	4,716	(1,383)	3,333	(573)	—	(573)	20,295	23,055
LVIP American Global Growth Fund - Service Class II	216,545	(279,078)	(62,533)	353,634	1,363,521	1,717,155	320,048	1,974,670
LVIP American Global Small Capitalization Fund - Service Class II	43,370	(35,724)	7,646	(115,224)	—	(115,224)	113,939	6,361
LVIP American Growth Allocation Fund - Service Class	62,156	(42,922)	19,234	(34,990)	7,760	(27,230)	336,551	328,555
LVIP American Growth Fund - Service Class II	29,101	(1,497,751)	(1,468,650)	4,351,882	3,703,725	8,055,607	18,898,940	25,485,897
LVIP American Growth-Income Fund - Service Class II	645,483	(1,148,626)	(503,143)	3,018,144	3,178,172	6,196,316	9,172,686	14,865,859
LVIP American International Fund - Service Class II	118,633	(254,545)	(135,912)	(77,779)	—	(77,779)	377,236	163,545
LVIP American Preservation Fund - Service Class	41,040	(12,663)	28,377	(22,780)	—	(22,780)	8,870	14,467
LVIP Baron Growth Opportunities Fund - Service Class	45,610	(344,168)	(298,558)	990,080	105,184	1,095,264	179,901	976,607
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	2,785,102	(1,735,354)	1,049,748	1,533,199	6,077,430	7,610,629	1,866,109	10,526,486
LVIP BlackRock Global Allocation Fund - Service Class	445,062	(722,140)	(277,078)	775,252	1,006,657	1,781,909	1,803,727	3,308,558
LVIP BlackRock Global Allocation Fund - Standard Class	268	(144)	124	411	486	897	870	1,891
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	1,918,870	(1,006,273)	912,597	919,481	—	919,481	2,892,058	4,724,136
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	575,848	(461,431)	114,417	288,227	68,052	356,279	2,046,557	2,517,253
LVIP BlackRock Inflation Protected Bond Fund - Service Class	2,210,326	(936,738)	1,273,588	(755,823)	—	(755,823)	(30,498)	487,267
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of operations (continued)
Year Ended December 31, 2024

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	$5,557	$(911)	$4,646	$(479)	$—	$(479)	$(1,432)	$2,735
LVIP BlackRock Real Estate Fund - Service Class	125,689	(75,504)	50,185	(89,968)	—	(89,968)	55,094	15,311
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	791,234	(744,873)	46,361	872,661	134,227	1,006,888	4,464,282	5,517,531
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	7,487	(1,494,056)	(1,486,569)	6,598,856	5,260,663	11,859,519	14,242,381	24,615,331
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	6	(1,664)	(1,658)	4,709	4,556	9,265	13,257	20,864
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	3,706	(897,624)	(893,918)	3,131,384	3,383,338	6,514,722	4,000,967	9,621,771
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	1	(46)	(45)	343	397	740	546	1,241
LVIP Channing Small Cap Value Fund - Service Class	2,176	(6,291)	(4,115)	15,197	—	15,197	27,282	38,364
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	171,800	(549,628)	(377,828)	2,163,276	1,732,029	3,895,305	3,057,408	6,574,885
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	54	(41)	13	288	312	600	632	1,245
LVIP Dimensional International Core Equity Fund - Service Class	204,204	(138,930)	65,274	124,756	—	124,756	(91,198)	98,832
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	1,038,422	(625,301)	413,121	610,653	—	610,653	217,946	1,241,720
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	144,593	(272,811)	(128,218)	934,671	750,865	1,685,536	1,451,493	3,008,811
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	76	(46)	30	230	301	531	713	1,274
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	112,118	(206,335)	(94,217)	1,156,552	555,605	1,712,157	474,212	2,092,152
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	722,040	(1,022,921)	(300,881)	4,429,239	3,183,234	7,612,473	3,978,341	11,289,933
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	3,812,609	(673,625)	3,138,984	2,941,194	1,480,406	4,421,600	1,882,647	9,443,231
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	615	(41)	574	284	227	511	415	1,500
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	750,984	(921,257)	(170,273)	2,520,137	2,398,131	4,918,268	1,366,611	6,114,606
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class	165,999	(89,813)	76,186	(109,805)	—	(109,805)	421,702	388,083
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	2,235	(429)	1,806	(537)	—	(537)	3,858	5,127
LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class	227,455	(106,678)	120,777	109,158	—	109,158	(77,978)	151,957
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class	126,975	(251,280)	(124,305)	354,883	921,807	1,276,690	2,713,468	3,865,853
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	3,957	(2,398)	1,559	(81)	21,058	20,977	63,920	86,456
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class	106,839	(183,719)	(76,880)	1,605	—	1,605	1,394,188	1,318,913
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	370	(336)	34	653	—	653	3,480	4,167
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	308,578	(153,106)	155,472	87,956	—	87,956	935,713	1,179,141
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	1,717,338	(890,005)	827,333	(767,508)	356,758	(410,750)	2,740,131	3,156,714
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	4,677	(2,340)	2,337	(1,653)	898	(755)	6,313	7,895
LVIP Global Growth Allocation Managed Risk Fund - Service Class	6,374,848	(3,920,470)	2,454,378	335,067	1,760,575	2,095,642	17,566,278	22,116,298
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	6,088,733	(3,546,086)	2,542,647	(437,272)	1,616,877	1,179,605	14,878,783	18,601,035
LVIP Government Money Market Fund - Service Class	1,413,876	(429,975)	983,901	(4)	1,008	1,004	4	984,909
LVIP Government Money Market Fund - Standard Class	30,706	(9,967)	20,739	—	17	17	—	20,756
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	594,674	(556,073)	38,601	1,030,112	1,491,278	2,521,390	1,341,835	3,901,826
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	130	(41)	89	91	263	354	293	736
LVIP JPMorgan Core Bond Fund - Service Class	1,042,601	(312,337)	730,264	(140,854)	—	(140,854)	(575,789)	13,621
LVIP JPMorgan High Yield Fund - Service Class	816,536	(182,155)	634,381	(65,104)	—	(65,104)	187,309	756,586
LVIP JPMorgan Mid Cap Value Fund - Service Class	8,400	(8,186)	214	305	107,305	107,610	(35,937)	71,887
LVIP JPMorgan Retirement Income Fund - Service Class	135,353	(64,900)	70,453	6,436	—	6,436	202,740	279,629
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	399,837	(610,875)	(211,038)	1,669,821	1,625,573	3,295,394	1,972,835	5,057,191
LVIP JPMorgan Small Cap Core Fund - Service Class	8,701	(11,216)	(2,515)	24,687	20,416	45,103	8,748	51,336
LVIP JPMorgan U.S. Equity Fund - Service Class	13,376	(35,572)	(22,196)	86,789	159,074	245,863	219,322	442,989
LVIP Loomis Sayles Global Growth Fund - Service Class	—	(1,409)	(1,409)	2,449	6,656	9,105	31,616	39,312
LVIP Macquarie Bond Fund - Service Class	10,339,916	(3,320,420)	7,019,496	(3,148,053)	—	(3,148,053)	(4,150,539)	(279,096)
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of operations (continued)
Year Ended December 31, 2024

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Macquarie Bond Fund - Standard Class	$126,027	$(40,968)	$85,059	$(46,267)	$—	$(46,267)	$(46,075)	$(7,283)
LVIP Macquarie Diversified Floating Rate Fund - Service Class	2,311,036	(799,260)	1,511,776	(4,977)	—	(4,977)	546,897	2,053,696
LVIP Macquarie Diversified Floating Rate Fund - Standard Class	—	(460)	(460)	(582)	—	(582)	5,002	3,960
LVIP Macquarie Diversified Income Fund - Service Class	3,676,998	(1,449,995)	2,227,003	(1,735,900)	—	(1,735,900)	(309,508)	181,595
LVIP Macquarie Diversified Income Fund - Standard Class	8,481	(1,677)	6,804	(775)	—	(775)	(3,795)	2,234
LVIP Macquarie High Yield Fund - Service Class	236,567	(65,539)	171,028	(60,506)	—	(60,506)	60,387	170,909
LVIP Macquarie High Yield Fund - Standard Class	7,806	(1,920)	5,886	(1,233)	—	(1,233)	1,307	5,960
LVIP Macquarie Limited-Term Diversified Income Fund - Service Class	1,268,920	(539,414)	729,506	(313,953)	—	(313,953)	410,119	825,672
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	931	(146)	785	(7)	—	(7)	35	813
LVIP Macquarie Mid Cap Value Fund - Service Class	101,661	(143,426)	(41,765)	211,958	278,359	490,317	698,272	1,146,824
LVIP Macquarie SMID Cap Core Fund - Service Class	36,345	(145,821)	(109,476)	168,255	514,200	682,455	623,471	1,196,450
LVIP Macquarie SMID Cap Core Fund - Standard Class	1,551	(3,555)	(2,004)	4,085	11,934	16,019	16,327	30,342
LVIP Macquarie Social Awareness Fund - Service Class	23,567	(79,568)	(56,001)	185,142	167,551	352,693	581,674	878,366
LVIP Macquarie Social Awareness Fund - Standard Class	1,664	(2,953)	(1,289)	10,829	6,439	17,268	18,187	34,166
LVIP Macquarie U.S. Growth Fund - Service Class	—	(185,217)	(185,217)	1,001,117	1,133,152	2,134,269	1,681,104	3,630,156
LVIP Macquarie U.S. REIT Fund - Service Class	233,296	(128,962)	104,334	76,982	—	76,982	315,561	496,877
LVIP Macquarie U.S. REIT Fund - Standard Class	10,634	(4,626)	6,008	501	—	501	13,955	20,464
LVIP Macquarie Value Fund - Service Class	176,701	(171,681)	5,020	(8,775)	420,603	411,828	199,792	616,640
LVIP Macquarie Value Fund - Standard Class	909	(721)	188	(299)	1,937	1,638	1,231	3,057
LVIP Macquarie Wealth Builder Fund - Service Class	56,147	(35,278)	20,869	164	—	164	110,489	131,522
LVIP Macquarie Wealth Builder Fund - Standard Class	921	(1,087)	(166)	(10,254)	—	(10,254)	15,021	4,601
LVIP MFS International Growth Fund - Service Class	157,458	(185,366)	(27,908)	288,132	486,215	774,347	14,282	760,721
LVIP MFS Value Fund - Service Class	612,002	(580,968)	31,034	1,302,521	2,262,575	3,565,096	344,127	3,940,257
LVIP Mondrian Global Income Fund - Service Class	405,827	(351,648)	54,179	(857,008)	—	(857,008)	(672,886)	(1,475,715)
LVIP Mondrian International Value Fund - Service Class	297,398	(156,952)	140,446	177,308	104,900	282,208	(92,506)	330,148
LVIP Mondrian International Value Fund - Standard Class	18,577	(9,714)	8,863	7,152	5,989	13,141	(3,600)	18,404
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	77,352	(94,593)	(17,241)	154,791	428,738	583,529	299,728	866,016
LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class	835,569	(727,461)	108,108	1,089,393	1,537,689	2,627,082	232,039	2,967,229
LVIP PIMCO Low Duration Bond Fund - Service Class	1,940,787	(681,640)	1,259,147	(327,936)	—	(327,936)	603,761	1,534,972
LVIP PIMCO Low Duration Bond Fund - Standard Class	340	(45)	295	(12)	—	(12)	21	304
LVIP SSGA Bond Index Fund - Service Class	1,503,152	(770,135)	733,017	(769,469)	—	(769,469)	(318,230)	(354,682)
LVIP SSGA Bond Index Fund - Standard Class	7,711	(1,728)	5,983	(907)	—	(907)	(4,224)	852
LVIP SSGA Conservative Index Allocation Fund - Service Class	266,154	(170,371)	95,783	81,762	61,046	142,808	232,957	471,548
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	32,319	(14,079)	18,240	(15,823)	—	(15,823)	61,907	64,324
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,232,123	(717,095)	515,028	177,789	185,653	363,442	2,719,057	3,597,527
LVIP SSGA International Index Fund - Service Class	397,228	(217,426)	179,802	298,918	—	298,918	(284,557)	194,163
LVIP SSGA International Managed Volatility Fund - Service Class	490,132	(291,497)	198,635	405,836	—	405,836	(348,430)	256,041
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	610,057	(1,002,125)	(392,068)	2,483,216	2,233,898	4,717,114	9,147,310	13,472,356
LVIP SSGA Mid-Cap Index Fund - Service Class	183,988	(234,094)	(50,106)	144,590	1,013,093	1,157,683	783,257	1,890,834
LVIP SSGA Mid-Cap Index Fund - Standard Class	1,155	(585)	570	(40)	5,105	5,065	5,030	10,665
LVIP SSGA Moderate Index Allocation Fund - Service Class	821,023	(585,159)	235,864	572,809	351,447	924,256	1,083,150	2,243,270
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	430,789	(295,114)	135,675	318,013	207,680	525,693	693,053	1,354,421
LVIP SSGA Nasdaq-100 Index Fund - Service Class	8,642	(35,722)	(27,080)	1,420,465	17,771	1,438,236	(597,887)	813,269
LVIP SSGA S&P 500 Index Fund - Service Class	1,763,887	(2,433,053)	(669,166)	7,188,514	13,541,140	20,729,654	17,310,117	37,370,605
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of operations (continued)
Year Ended December 31, 2024

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP SSGA S&P 500 Index Fund - Standard Class	$16,398	$(23,422)	$(7,024)	$78,684	$105,987	$184,671	$114,139	$291,786
LVIP SSGA Short-Term Bond Index Fund - Service Class	742,496	(225,911)	516,585	(9,951)	—	(9,951)	(15,548)	491,086
LVIP SSGA Small-Cap Index Fund - Service Class	530,363	(508,068)	22,295	412,527	1,271,099	1,683,626	1,356,239	3,062,160
LVIP SSGA Small-Cap Index Fund - Standard Class	1,444	(504)	940	(82)	2,922	2,840	3,905	7,685
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	1,116,618	(782,390)	334,228	503,770	794,763	1,298,533	3,169,368	4,802,129
LVIP Structured Conservative Allocation Fund - Service Class	230,484	(119,510)	110,974	(43,883)	726,823	682,940	(444,156)	349,758
LVIP Structured Moderate Allocation Fund - Service Class	1,387,741	(673,220)	714,521	38,925	5,651,269	5,690,194	(3,363,600)	3,041,115
LVIP Structured Moderately Aggressive Allocation Fund - Service Class	707,100	(379,412)	327,688	128,705	3,337,981	3,466,686	(1,878,535)	1,915,839
LVIP T. Rowe Price 2020 Fund - Service Class	2,365	(1,859)	506	(4,926)	1,494	(3,432)	9,146	6,220
LVIP T. Rowe Price 2030 Fund - Service Class	1,089	(1,080)	9	696	692	1,388	3,000	4,397
LVIP T. Rowe Price 2040 Fund - Service Class	—	(184)	(184)	1,352	—	1,352	234	1,402
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	23,272	(385,801)	(362,529)	456,085	2,575,148	3,031,233	2,483,635	5,152,339
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	549	(2,645)	(2,096)	4,912	16,219	21,131	13,600	32,635
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	313,977	(266,707)	47,270	425,772	—	425,772	1,706,261	2,179,303
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	1,324,701	(902,662)	422,039	1,370,496	—	1,370,496	5,345,622	7,138,157
LVIP Vanguard Bond Allocation Fund - Service Class	2,773,048	(1,170,539)	1,602,509	(865,951)	—	(865,951)	(948,598)	(212,040)
LVIP Vanguard Bond Allocation Fund - Standard Class	239	(41)	198	(26)	—	(26)	(122)	50
LVIP Vanguard Domestic Equity ETF Fund - Service Class	268,546	(444,704)	(176,158)	1,929,167	164,758	2,093,925	3,355,194	5,272,961
LVIP Vanguard International Equity ETF Fund - Service Class	464,507	(272,489)	192,018	205,751	—	205,751	(29,522)	368,247
LVIP Wellington Capital Growth Fund - Service Class	—	(118,167)	(118,167)	(252,618)	3,041,777	2,789,159	(501,206)	2,169,786
LVIP Wellington SMID Cap Value Fund - Service Class	95,579	(140,068)	(44,489)	81,298	834,831	916,129	82,266	953,906
LVIP Western Asset Core Bond Fund - Service Class	2,224,151	(504,187)	1,719,964	(1,079,333)	—	(1,079,333)	(951,958)	(311,327)
Macquarie VIP Asset Strategy Series - Service Class	11,878	(7,772)	4,106	10,133	23,485	33,618	39,138	76,862
Macquarie VIP Emerging Markets Series - Service Class	272,205	(191,773)	80,432	167,367	—	167,367	207,293	455,092
Macquarie VIP Energy Series - Service Class	7,064	(3,006)	4,058	10,779	—	10,779	(36,183)	(21,346)
Macquarie VIP High Income Series - Service Class	122,771	(21,283)	101,488	559	—	559	(9,226)	92,821
Macquarie VIP Mid Cap Growth Series - Service Class	—	(12,487)	(12,487)	(27,289)	33,461	6,172	19,862	13,547
Macquarie VIP Science and Technology Series - Service Class	—	(46,472)	(46,472)	41,717	121,455	163,172	932,002	1,048,702
Macquarie VIP Small Cap Growth Series - Service Class	—	(14,117)	(14,117)	(28,557)	—	(28,557)	206,125	163,451
Macquarie VIP Small Cap Value Series - Service Class	267,980	(417,495)	(149,515)	477,800	1,006,596	1,484,396	1,078,860	2,413,741
Macquarie VIP Small Cap Value Series - Standard Class	5,213	(5,513)	(300)	1,626	14,394	16,020	19,623	35,343
MFS® VIT Growth Series - Initial Class	—	(1,483)	(1,483)	1,310	8,161	9,471	18,519	26,507
MFS® VIT Growth Series - Service Class	—	(263,377)	(263,377)	600,179	1,563,441	2,163,620	2,568,951	4,469,194
MFS® VIT Total Return Series - Initial Class	4,108	(2,312)	1,796	(60)	7,952	7,892	211	9,899
MFS® VIT Total Return Series - Service Class	228,178	(146,077)	82,101	(17,770)	489,440	471,670	24,624	578,395
MFS® VIT Utilities Series - Initial Class	3,299	(1,988)	1,311	435	4,071	4,506	7,748	13,565
MFS® VIT Utilities Series - Service Class	191,724	(141,368)	50,356	115,899	266,939	382,838	431,925	865,119
MFS® VIT II Core Equity Portfolio - Service Class	63	(231)	(168)	2,445	705	3,150	(530)	2,452
MFS® VIT II International Intrinsic Value Portfolio - Service Class	22,884	(22,675)	209	28,431	89,061	117,492	(24,831)	92,870
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	10,792	(4,582)	6,210	(52,970)	—	(52,970)	113,170	66,410
Morgan Stanley VIF Growth Portfolio - Class II	—	(92)	(92)	(19,317)	—	(19,317)	20,773	1,364
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	9,583	(21,703)	(12,120)	11,790	43,157	54,947	48,412	91,239
PIMCO VIT All Asset Portfolio - Advisor Class	13,225	(2,443)	10,782	(4,531)	—	(4,531)	(548)	5,703
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	46,349	(41,421)	4,928	(1,824,449)	—	(1,824,449)	1,879,173	59,652
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of operations (continued)
Year Ended December 31, 2024

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	$18,784	$(5,045)	$13,739	$(5,557)	$—	$(5,557)	$8,360	$16,542
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	1,793	(327)	1,466	(7,882)	—	(7,882)	7,394	978
Putnam VT George Putnam Balanced Fund - Class IB	106,342	(142,904)	(36,562)	181,284	—	181,284	1,174,008	1,318,730
Putnam VT Global Health Care Fund - Class IB	7,700	(17,363)	(9,663)	14,838	70,916	85,754	(59,131)	16,960
Putnam VT Income Fund - Class IB	23,419	(3,383)	20,036	(51,717)	—	(51,717)	38,377	6,696
Putnam VT Large Cap Value Fund - Class IB	151,521	(202,943)	(51,422)	437,087	616,724	1,053,811	1,147,226	2,149,615
Putnam VT Sustainable Future Fund - Class IB	—	(1,164)	(1,164)	191	—	191	10,131	9,158
Putnam VT Sustainable Leaders Fund - Class IB	238	(3,251)	(3,013)	15,043	773	15,816	17,448	30,251
Templeton Foreign VIP Fund - Class 4	4,754	(1,366)	3,388	1,239	—	1,239	(8,547)	(3,920)
Templeton Global Bond VIP Fund - Class 2	—	(61,177)	(61,177)	(128,974)	—	(128,974)	(271,555)	(461,706)
Templeton Global Bond VIP Fund - Class 4	—	(15,522)	(15,522)	(82,072)	—	(82,072)	(80,646)	(178,240)
Templeton Growth VIP Fund - Class 2	11,765	(21,088)	(9,323)	3,192	4,027	7,219	46,339	44,235
VanEck VIP Global Resources Fund - Class S Shares	12,837	(6,523)	6,314	70,959	—	70,959	(100,610)	(23,337)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	18,401	(5,601)	12,800	36,812	—	36,812	(2,462)	47,150
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets
Years Ended December 31, 2023 and 2024

	AB VPS Discovery Value Portfolio - Class B	AB VPS Large Cap Growth Portfolio - Class B	AB VPS Sustainable Global Thematic Portfolio - Class B	ALPS Global Opportunity Portfolio - Class III	ALPS/Alerian Energy Infrastructure Portfolio - Class III	American Funds Asset Allocation Fund - Class 1	American Funds Asset Allocation Fund - Class 4	American Funds Capital Income Builder® - Class 1
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$10,488,190	$178,021	$2,553,762	$419,424	$1,101,178	$5,712	$15,887,052	$9,859

Changes From Operations:
Net investment income (loss)	(82,644)	(3,276)	(39,327)	(5,110)	26,136	112	147,831	188
Net realized gain (loss) on investments	705,070	13,155	143,813	(6,468)	34,442	233	567,280	329
Net change in unrealized appreciation or depreciation on investments	903,240	45,354	238,665	126,403	87,506	449	1,326,142	95
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,525,666	55,233	343,151	114,825	148,084	794	2,041,253	612

Changes From Unit Transactions:
Net unit transactions	(720,777)	(28,427)	(177,861)	1,452	(91,910)	80	923,592	(3,584)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(720,777)	(28,427)	(177,861)	1,452	(91,910)	80	923,592	(3,584)

TOTAL INCREASE (DECREASE) IN NET ASSETS	804,889	26,806	165,290	116,277	56,174	874	2,964,845	(2,972)

NET ASSETS AT DECEMBER 31, 2023	11,293,079	204,827	2,719,052	535,701	1,157,352	6,586	18,851,897	6,887

Changes From Operations:
Net investment income (loss)	(105,561)	(3,735)	(41,724)	30,075	29,607	124	152,617	138
Net realized gain (loss) on investments	548,093	13,088	55,178	28,446	139,628	331	1,229,254	566
Net change in unrealized appreciation or depreciation on investments	427,251	36,305	111,431	31,228	182,687	573	1,394,516	(188)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	869,783	45,658	124,885	89,749	351,922	1,028	2,776,387	516

Changes From Unit Transactions:
Net unit transactions	(1,450,953)	(12,861)	(340,779)	(171,231)	(367,906)	(192)	(1,567,191)	(3,448)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,450,953)	(12,861)	(340,779)	(171,231)	(367,906)	(192)	(1,567,191)	(3,448)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(581,170)	32,797	(215,894)	(81,482)	(15,984)	836	1,209,196	(2,932)

NET ASSETS AT DECEMBER 31, 2024	$10,711,909	$237,624	$2,503,158	$454,219	$1,141,368	$7,422	$20,061,093	$3,955
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	American Funds Capital Income Builder® - Class 4	American Funds Capital World Bond Fund - Class 1	American Funds Capital World Growth and Income Fund - Class 1	American Funds Global Growth Fund - Class 2	American Funds Global Growth Fund - Class 4	American Funds Global Small Capitalization Fund - Class 1	American Funds Global Small Capitalization Fund - Class 2	American Funds Global Small Capitalization Fund - Class 4
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$2,175,469	$5,333	$68,042	$8,375,192	$6,063,882	$57,328	$5,488,299	$716,309

Changes From Operations:
Net investment income (loss)	44,591	(36)	1,125	(73,963)	(27,221)	(98)	(69,644)	(8,886)
Net realized gain (loss) on investments	6,513	(70)	(391)	800,858	505,226	620	(108,617)	(44,270)
Net change in unrealized appreciation or depreciation on investments	161,386	424	13,403	908,032	784,235	8,480	946,407	183,443
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	212,490	318	14,137	1,634,927	1,262,240	9,002	768,146	130,287

Changes From Unit Transactions:
Net unit transactions	812,206	316	(241)	(980,524)	(80,932)	—	(494,648)	145,971
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	812,206	316	(241)	(980,524)	(80,932)	—	(494,648)	145,971

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,024,696	634	13,896	654,403	1,181,308	9,002	273,498	276,258

NET ASSETS AT DECEMBER 31, 2023	3,200,165	5,967	81,938	9,029,595	7,245,190	66,330	5,761,797	992,567

Changes From Operations:
Net investment income (loss)	65,184	127	1,108	(18,552)	24,568	397	(25,405)	(1,439)
Net realized gain (loss) on investments	76,768	(34)	467	459,199	291,526	2,218	94,018	12,960
Net change in unrealized appreciation or depreciation on investments	124,689	(305)	9,393	602,204	544,536	(1,337)	(19,786)	(5,928)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	266,641	(212)	10,968	1,042,851	860,630	1,278	48,827	5,593

Changes From Unit Transactions:
Net unit transactions	(184,444)	783	(4,104)	(626,704)	(144,555)	—	(512,365)	(235,335)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(184,444)	783	(4,104)	(626,704)	(144,555)	—	(512,365)	(235,335)

TOTAL INCREASE (DECREASE) IN NET ASSETS	82,197	571	6,864	416,147	716,075	1,278	(463,538)	(229,742)

NET ASSETS AT DECEMBER 31, 2024	$3,282,362	$6,538	$88,802	$9,445,742	$7,961,265	$67,608	$5,298,259	$762,825
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	American Funds Growth Fund - Class 1	American Funds Growth Fund - Class 2	American Funds Growth Fund - Class 4	American Funds Growth-Income Fund - Class 1	American Funds Growth-Income Fund - Class 2	American Funds Growth-Income Fund - Class 4	American Funds International Fund - Class 1	American Funds International Fund - Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$10,973	$41,891,400	$13,074,717	$214,490	$43,433,150	$7,585,110	$81,872	$12,554,134

Changes From Operations:
Net investment income (loss)	(7)	(621,329)	(157,492)	2,056	(136,317)	8,127	416	(45,341)
Net realized gain (loss) on investments	777	3,575,727	768,779	12,700	3,407,170	477,741	(1,956)	(242,132)
Net change in unrealized appreciation or depreciation on investments	3,277	11,390,805	4,366,367	39,408	6,641,209	1,372,399	13,495	1,972,852
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,047	14,345,203	4,977,654	54,164	9,912,062	1,858,267	11,955	1,685,379

Changes From Unit Transactions:
Net unit transactions	(1,638)	(5,467,700)	1,900,032	(4,525)	(4,645,058)	89,172	(5,468)	(1,403,986)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,638)	(5,467,700)	1,900,032	(4,525)	(4,645,058)	89,172	(5,468)	(1,403,986)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,409	8,877,503	6,877,686	49,639	5,267,004	1,947,439	6,487	281,393

NET ASSETS AT DECEMBER 31, 2023	13,382	50,768,903	19,952,403	264,129	48,700,154	9,532,549	88,359	12,835,527

Changes From Operations:
Net investment income (loss)	(13)	(743,983)	(225,025)	1,847	(294,336)	(17,993)	341	(63,358)
Net realized gain (loss) on investments	1,103	3,880,514	1,237,474	14,800	4,365,314	739,530	(229)	158
Net change in unrealized appreciation or depreciation on investments	2,805	10,879,961	4,964,548	45,357	6,211,670	1,421,064	2,174	277,875
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,895	14,016,492	5,976,997	62,004	10,282,648	2,142,601	2,286	214,675

Changes From Unit Transactions:
Net unit transactions	(2,469)	(6,786,940)	1,226,810	(5,122)	(5,390,416)	(3,563)	(4,285)	(920,778)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,469)	(6,786,940)	1,226,810	(5,122)	(5,390,416)	(3,563)	(4,285)	(920,778)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,426	7,229,552	7,203,807	56,882	4,892,232	2,139,038	(1,999)	(706,103)

NET ASSETS AT DECEMBER 31, 2024	$14,808	$57,998,455	$27,156,210	$321,011	$53,592,386	$11,671,587	$86,360	$12,129,424
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	American Funds International Fund - Class 4	American Funds International Growth and Income Fund - Class 1	American Funds Managed Risk Asset Allocation Fund - Class P2	American Funds Mortgage Fund - Class 1	American Funds Mortgage Fund - Class 4	American Funds New World Fund® - Class 1	American Funds New World Fund® - Class 4	American Funds The Bond Fund of America - Class 1
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$3,611,600	$160,338	$13,986,757	$99,173	$478,731	$56,649	$2,528,253	$42,165

Changes From Operations:
Net investment income (loss)	(2,287)	3,575	53,639	3,357	7,542	535	1,447	1,455
Net realized gain (loss) on investments	(85,631)	(533)	1,334,813	(99)	(36,549)	54	(43,665)	(103)
Net change in unrealized appreciation or depreciation on investments	600,129	21,535	(302,049)	71	33,288	8,033	389,558	729
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	512,211	24,577	1,086,403	3,329	4,281	8,622	347,340	2,081

Changes From Unit Transactions:
Net unit transactions	(48,579)	—	(2,383,590)	—	(185,904)	(666)	(176,298)	5,098
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(48,579)	—	(2,383,590)	—	(185,904)	(666)	(176,298)	5,098

TOTAL INCREASE (DECREASE) IN NET ASSETS	463,632	24,577	(1,297,187)	3,329	(181,623)	7,956	171,042	7,179

NET ASSETS AT DECEMBER 31, 2023	4,075,232	184,915	12,689,570	102,502	297,108	64,605	2,699,295	49,344

Changes From Operations:
Net investment income (loss)	(8,077)	4,007	65,903	4,239	9,400	565	573	2,003
Net realized gain (loss) on investments	(21,579)	(411)	192,786	(102)	(3,031)	588	23,414	(132)
Net change in unrealized appreciation or depreciation on investments	102,179	1,901	1,309,538	(3,858)	(8,736)	2,726	118,309	(1,377)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	72,523	5,497	1,568,227	279	(2,367)	3,879	142,296	494

Changes From Unit Transactions:
Net unit transactions	(116,692)	—	(2,210,383)	—	(8,035)	(355)	34,805	4,318
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(116,692)	—	(2,210,383)	—	(8,035)	(355)	34,805	4,318

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,169)	5,497	(642,156)	279	(10,402)	3,524	177,101	4,812

NET ASSETS AT DECEMBER 31, 2024	$4,031,063	$190,412	$12,047,414	$102,781	$286,706	$68,129	$2,876,396	$54,156
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	American Funds Washington Mutual Investors Fund - Class 1	American Funds Washington Mutual Investors Fund - Class 4	ClearBridge Variable Growth Portfolio - Class II	ClearBridge Variable Large Cap Growth Portfolio - Class II	ClearBridge Variable Mid Cap Portfolio - Class II	Columbia VP Commodity Strategy Fund - Class 2	Columbia VP Emerging Markets Bond Fund - Class 2	Columbia VP Strategic Income Fund - Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$79,366	$5,153,809	$688,277	$14,933,464	$3,358,164	$814,671	$247,725	$701,284

Changes From Operations:
Net investment income (loss)	308	31,858	(10,082)	(302,959)	(49,072)	184,373	9,360	15,903
Net realized gain (loss) on investments	698	(4,205)	37,387	443,378	(9,989)	(33,021)	(32,647)	(15,086)
Net change in unrealized appreciation or depreciation on investments	10,727	763,054	155,750	6,677,485	471,858	(220,583)	38,384	78,175
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,733	790,707	183,055	6,817,904	412,797	(69,231)	15,097	78,992

Changes From Unit Transactions:
Net unit transactions	(9,041)	(159,072)	131,747	3,839,992	363,022	105,684	(92,945)	316,296
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,041)	(159,072)	131,747	3,839,992	363,022	105,684	(92,945)	316,296

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,692	631,635	314,802	10,657,896	775,819	36,453	(77,848)	395,288

NET ASSETS AT DECEMBER 31, 2023	82,058	5,785,444	1,003,079	25,591,360	4,133,983	851,124	169,877	1,096,572

Changes From Operations:
Net investment income (loss)	86	24,373	(9,275)	(392,236)	(43,645)	8,734	7,122	36,314
Net realized gain (loss) on investments	3,208	169,034	167,719	3,843,875	168,987	(196,233)	(1,561)	16,683
Net change in unrealized appreciation or depreciation on investments	10,277	851,910	(63,249)	2,697,397	231,046	239,793	3,484	(9,436)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,571	1,045,317	95,195	6,149,036	356,388	52,294	9,045	43,561

Changes From Unit Transactions:
Net unit transactions	(13,154)	189,941	(153,593)	(7,052,071)	(111,415)	(463,209)	4,014	(523,360)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(13,154)	189,941	(153,593)	(7,052,071)	(111,415)	(463,209)	4,014	(523,360)

TOTAL INCREASE (DECREASE) IN NET ASSETS	417	1,235,258	(58,398)	(903,035)	244,973	(410,915)	13,059	(479,799)

NET ASSETS AT DECEMBER 31, 2024	$82,475	$7,020,702	$944,681	$24,688,325	$4,378,956	$440,209	$182,936	$616,773
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	DWS Alternative Asset Allocation VIP Portfolio - Class A	DWS Alternative Asset Allocation VIP Portfolio - Class B	DWS Equity 500 Index VIP Portfolio - Class A	DWS Small Cap Index VIP Portfolio - Class A	Eaton Vance VT Floating-Rate Income Fund - Initial Class	Fidelity® VIP Balanced Portfolio - Service Class 2	Fidelity® VIP Consumer Discretionary Portfolio - Service Class 2	Fidelity® VIP Consumer Staples Portfolio - Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$12,261	$3,163,957	$603,721	$274,878	$1,711,736	$32,004,761	$—	$—

Changes From Operations:
Net investment income (loss)	699	149,208	(1,517)	(1,058)	201,885	71,050	—	237
Net realized gain (loss) on investments	(99)	4,597	47,681	(1,029)	(16,495)	938,941	—	246
Net change in unrealized appreciation or depreciation on investments	(42)	(34,495)	91,831	39,743	74,719	5,710,878	—	(424)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	558	119,310	137,995	37,656	260,109	6,720,869	—	59

Changes From Unit Transactions:
Net unit transactions	(2,986)	(238,603)	(57,693)	(52,560)	1,955,064	5,847,180	—	19,687
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,986)	(238,603)	(57,693)	(52,560)	1,955,064	5,847,180	—	19,687

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,428)	(119,293)	80,302	(14,904)	2,215,173	12,568,049	—	19,746

NET ASSETS AT DECEMBER 31, 2023	9,833	3,044,664	684,023	259,974	3,926,909	44,572,810	—	19,746

Changes From Operations:
Net investment income (loss)	278	56,981	(3,075)	(991)	239,919	148,636	(535)	484
Net realized gain (loss) on investments	(104)	(10,058)	56,155	7,108	(5,302)	2,284,907	634	569
Net change in unrealized appreciation or depreciation on investments	253	66,446	101,177	18,163	(17,479)	4,238,974	12,584	(1,383)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	427	113,369	154,257	24,280	217,138	6,672,517	12,683	(330)

Changes From Unit Transactions:
Net unit transactions	(2,654)	(110,083)	(20,623)	(8,100)	(1,255,252)	3,837,594	59,555	21,691
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,654)	(110,083)	(20,623)	(8,100)	(1,255,252)	3,837,594	59,555	21,691

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,227)	3,286	133,634	16,180	(1,038,114)	10,510,111	72,238	21,361

NET ASSETS AT DECEMBER 31, 2024	$7,606	$3,047,950	$817,657	$276,154	$2,888,795	$55,082,921	$72,238	$41,107
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Financials Portfolio - Service Class 2	Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity® VIP Strategic Income Portfolio - Service Class 2	Fidelity® VIP Technology Portfolio - Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$68,973,479	$—	$2,034,995	$276,510	$20,420,518	$38,383,538	$2,625,895	$—

Changes From Operations:
Net investment income (loss)	(1,000,942)	—	17,191	(3,813)	(347,700)	(461,654)	75,773	56
Net realized gain (loss) on investments	4,610,019	—	(46,628)	24,799	1,360,180	1,066,049	(91,824)	169
Net change in unrealized appreciation or depreciation on investments	17,251,388	—	242,631	59,473	6,172,237	4,359,087	206,501	2,852
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,860,465	—	213,194	80,459	7,184,717	4,963,482	190,450	3,077

Changes From Unit Transactions:
Net unit transactions	(3,940,299)	—	(239,905)	(116,428)	1,784,488	(1,307,766)	(421,958)	50,437
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,940,299)	—	(239,905)	(116,428)	1,784,488	(1,307,766)	(421,958)	50,437

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,920,166	—	(26,711)	(35,969)	8,969,205	3,655,716	(231,508)	53,514

NET ASSETS AT DECEMBER 31, 2023	85,893,645	—	2,008,284	240,541	29,389,723	42,039,254	2,394,387	53,514

Changes From Operations:
Net investment income (loss)	(1,521,247)	1,067	15,189	(4,009)	(496,766)	(541,566)	99,540	(78,372)
Net realized gain (loss) on investments	19,414,048	1,426	2,435	65,905	9,734,665	6,956,385	(6,619)	241,170
Net change in unrealized appreciation or depreciation on investments	8,940,292	(5,086)	121,122	6,861	(958,578)	(32,377)	48,885	1,203,847
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,833,093	(2,593)	138,746	68,757	8,279,321	6,382,442	141,806	1,366,645

Changes From Unit Transactions:
Net unit transactions	(2,676,634)	100,509	(158,150)	(575)	2,046,750	(3,280,939)	1,266,220	7,798,261
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,676,634)	100,509	(158,150)	(575)	2,046,750	(3,280,939)	1,266,220	7,798,261

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,156,459	97,916	(19,404)	68,182	10,326,071	3,101,503	1,408,026	9,164,906

NET ASSETS AT DECEMBER 31, 2024	$110,050,104	$97,916	$1,988,880	$308,723	$39,715,794	$45,140,757	$3,802,413	$9,218,420
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	First Trust Capital Strength Hedged Equity Portfolio - Class I	First Trust Capital Strength Portfolio - Class I	First Trust Dorsey Wright Tactical Core Portfolio - Class I	First Trust Growth Strength Portfolio - Class I	First Trust International Developed Capital Strength Portfolio - Class I	First Trust Multi Income Allocation Portfolio - Class I	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	Franklin Allocation VIP Fund - Class 4
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$—	$1,944,405	$1,033,702	$—	$174,143	$459,093	$13,461,438	$1,422,230

Changes From Operations:
Net investment income (loss)	41	(5,764)	10,589	(1,162)	(677)	10,341	100,620	(2,306)
Net realized gain (loss) on investments	1	(3,053)	(11,968)	2,652	(738)	13,584	(148,879)	(40,833)
Net change in unrealized appreciation or depreciation on investments	(34)	228,666	104,027	32,491	33,913	9,352	1,099,514	283,641
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8	219,849	102,648	33,981	32,498	33,277	1,051,255	240,502

Changes From Unit Transactions:
Net unit transactions	34,298	1,288,230	(22,684)	279,942	71,584	(32,978)	(2,327,402)	926,299
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	34,298	1,288,230	(22,684)	279,942	71,584	(32,978)	(2,327,402)	926,299

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,306	1,508,079	79,964	313,923	104,082	299	(1,276,147)	1,166,801

NET ASSETS AT DECEMBER 31, 2023	34,306	3,452,484	1,113,666	313,923	278,225	459,392	12,185,291	2,589,031

Changes From Operations:
Net investment income (loss)	(506)	(20,371)	(2,415)	(5,866)	2,393	17,932	106,537	15,837
Net realized gain (loss) on investments	2,151	326,055	34,731	81,124	32,451	18,737	(6,106)	3,640
Net change in unrealized appreciation or depreciation on investments	(25,603)	(11,925)	81,109	(32,228)	(71,852)	2,555	392,017	170,793
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,958)	293,759	113,425	43,030	(37,008)	39,224	492,448	190,270

Changes From Unit Transactions:
Net unit transactions	526,876	812,935	(414,736)	459,474	805,760	(21,101)	(1,325,992)	20,402
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	526,876	812,935	(414,736)	459,474	805,760	(21,101)	(1,325,992)	20,402

TOTAL INCREASE (DECREASE) IN NET ASSETS	502,918	1,106,694	(301,311)	502,504	768,752	18,123	(833,544)	210,672

NET ASSETS AT DECEMBER 31, 2024	$537,224	$4,559,178	$812,355	$816,427	$1,046,977	$477,515	$11,351,747	$2,799,703
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 4	Franklin Multi-Asset Variable Conservative Growth - Class II	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 4	Franklin Rising Dividends VIP Fund - Class 4	Franklin Small Cap Value VIP Fund - Class 4	Franklin Small-Mid Cap Growth VIP Fund - Class 4
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$19,630,722	$10,553,816	$1,321,392	$10,483,759	$3,548,260	$2,053,335	$765,437	$737,271

Changes From Operations:
Net investment income (loss)	622,977	397,655	9,737	32,065	13,886	(5,487)	(6,676)	(8,156)
Net realized gain (loss) on investments	965,213	511,208	(9,052)	652,556	279,736	237,110	4,380	(25,857)
Net change in unrealized appreciation or depreciation on investments	(371,988)	(55,616)	169,840	465,398	135,026	22,174	128,718	211,987
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,216,202	853,247	170,525	1,150,019	428,648	253,797	126,422	177,974

Changes From Unit Transactions:
Net unit transactions	(2,928,732)	2,255,706	25,334	(1,283,139)	68,473	410,356	549,698	(55,760)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,928,732)	2,255,706	25,334	(1,283,139)	68,473	410,356	549,698	(55,760)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,712,530)	3,108,953	195,859	(133,120)	497,121	664,153	676,120	122,214

NET ASSETS AT DECEMBER 31, 2023	17,918,192	13,662,769	1,517,251	10,350,639	4,045,381	2,717,488	1,441,557	859,485

Changes From Operations:
Net investment income (loss)	614,375	505,584	9,556	41,982	18,132	(4,811)	(2,473)	(8,308)
Net realized gain (loss) on investments	(31,385)	15,022	65,550	190,065	73,689	153,099	35,135	(22,298)
Net change in unrealized appreciation or depreciation on investments	352,266	241,705	67,727	739,000	294,469	112,415	66,977	109,864
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	935,256	762,311	142,833	971,047	386,290	260,703	99,639	79,258

Changes From Unit Transactions:
Net unit transactions	(2,508,733)	(347,282)	(380,403)	(1,548,248)	(260,578)	87,222	(610,704)	(89,905)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,508,733)	(347,282)	(380,403)	(1,548,248)	(260,578)	87,222	(610,704)	(89,905)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,573,477)	415,029	(237,570)	(577,201)	125,712	347,925	(511,065)	(10,647)

NET ASSETS AT DECEMBER 31, 2024	$16,344,715	$14,077,798	$1,279,681	$9,773,438	$4,171,093	$3,065,413	$930,492	$848,838
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Goldman Sachs VIT Government Money Market Fund - Service Shares	Goldman Sachs VIT Large Cap Value Fund - Service Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Guggenheim VT Long Short Equity	Guggenheim VT Multi-Hedge Strategies	Hartford Capital Appreciation HLS Fund - Class IC	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	Invesco V.I. American Franchise Fund - Series I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$570,638	$1,193,964	$378,423	$333,532	$507,366	$733,253	$836,316	$88,621

Changes From Operations:
Net investment income (loss)	13,238	5,356	20,138	(2,383)	9,199	(5,874)	(7,929)	(1,780)
Net realized gain (loss) on investments	—	88,678	(3,779)	6,714	(413)	10,515	(30,266)	2,497
Net change in unrealized appreciation or depreciation on investments	—	37,732	7,489	31,754	7,132	125,528	194,992	33,247
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,238	131,766	23,848	36,085	15,918	130,169	156,797	33,964

Changes From Unit Transactions:
Net unit transactions	(429,638)	(91,802)	(15,275)	(49,894)	21,477	(20,177)	(134,616)	(3,518)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(429,638)	(91,802)	(15,275)	(49,894)	21,477	(20,177)	(134,616)	(3,518)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(416,400)	39,964	8,573	(13,809)	37,395	109,992	22,181	30,446

NET ASSETS AT DECEMBER 31, 2023	154,238	1,233,928	386,996	319,723	544,761	843,245	858,497	119,067

Changes From Operations:
Net investment income (loss)	5,567	621	5,699	(2,217)	15,541	(7,392)	(3,188)	(2,269)
Net realized gain (loss) on investments	—	142,094	(1,180)	85,901	159	55,426	(57,433)	1,853
Net change in unrealized appreciation or depreciation on investments	—	37,053	3,430	(38,904)	(33,850)	104,931	47,364	38,192
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,567	179,768	7,949	44,780	(18,150)	152,965	(13,257)	37,776

Changes From Unit Transactions:
Net unit transactions	(19,347)	(261,111)	(15,196)	(364,503)	(131,557)	(187,421)	(530,779)	(6,029)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(19,347)	(261,111)	(15,196)	(364,503)	(131,557)	(187,421)	(530,779)	(6,029)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,780)	(81,343)	(7,247)	(319,723)	(149,707)	(34,456)	(544,036)	31,747

NET ASSETS AT DECEMBER 31, 2024	$140,458	$1,152,585	$379,749	$—	$395,054	$808,789	$314,461	$150,814
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Invesco V.I. American Franchise Fund - Series II Shares	Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	Invesco V.I. Comstock Fund - Series II Shares	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Diversified Dividend Fund - Series II Shares	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	Invesco V.I. Equity and Income Fund - Series II Shares	Invesco V.I. EQV International Equity Fund - Series I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$24,619	$332,863	$577,144	$50,055	$1,687,089	$22,538,184	$1,255,511	$7,996

Changes From Operations:
Net investment income (loss)	(503)	(4,336)	3,755	(353)	8,479	(90,291)	10,919	(104)
Net realized gain (loss) on investments	607	(6,312)	91,888	1,227	106,781	1,896,792	70,635	(37)
Net change in unrealized appreciation or depreciation on investments	9,323	26,706	(11,190)	9,658	2,191	697,351	40,468	1,447
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,427	16,058	84,453	10,532	117,451	2,503,852	122,022	1,306

Changes From Unit Transactions:
Net unit transactions	86	(16,252)	93,768	(9,543)	(221,159)	(3,477,926)	120,172	(168)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	86	(16,252)	93,768	(9,543)	(221,159)	(3,477,926)	120,172	(168)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,513	(194)	178,221	989	(103,708)	(974,074)	242,194	1,138

NET ASSETS AT DECEMBER 31, 2023	34,132	332,669	755,365	51,044	1,583,381	21,564,110	1,497,705	9,134

Changes From Operations:
Net investment income (loss)	(691)	12,994	4,054	(398)	8,428	(23,392)	(722)	29
Net realized gain (loss) on investments	41	(23,699)	74,181	5,211	61,953	1,166,569	(1,543)	24
Net change in unrealized appreciation or depreciation on investments	11,690	20,063	31,584	7,267	108,560	1,170,245	107,267	(100)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,040	9,358	109,819	12,080	178,941	2,313,422	105,002	(47)

Changes From Unit Transactions:
Net unit transactions	118	(122,829)	(38,494)	(1,505)	(84,995)	(1,762,901)	(1,062,975)	(646)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	118	(122,829)	(38,494)	(1,505)	(84,995)	(1,762,901)	(1,062,975)	(646)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,158	(113,471)	71,325	10,575	93,946	550,521	(957,973)	(693)

NET ASSETS AT DECEMBER 31, 2024	$45,290	$219,198	$826,690	$61,619	$1,677,327	$22,114,631	$539,732	$8,441
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Invesco V.I. EQV International Equity Fund - Series II Shares	Invesco V.I. Global Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund®- Series II Shares	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Global Research Portfolio - Service Shares	JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	JPMorgan Insurance Trust Income Builder Portfolio - Class 2
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$5,531,302	$213,437	$1,348,964	$459,793	$343,335	$20,215	$276,432	$292,598

Changes From Operations:
Net investment income (loss)	(85,671)	(1,920)	(938)	1,123	(5,679)	(522)	(1,093)	(1,036)
Net realized gain (loss) on investments	(126,001)	27,121	(4,147)	19,950	25,958	1,838	18,460	(8,107)
Net change in unrealized appreciation or depreciation on investments	1,114,593	41,312	235,164	46,354	28,765	22,101	(2,485)	16,927
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	902,921	66,513	230,079	67,427	49,044	23,417	14,882	7,784

Changes From Unit Transactions:
Net unit transactions	109,230	(35,436)	49,570	57,252	18,170	161,876	(291,314)	(300,382)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	109,230	(35,436)	49,570	57,252	18,170	161,876	(291,314)	(300,382)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,012,151	31,077	279,649	124,679	67,214	185,293	(276,432)	(292,598)

NET ASSETS AT DECEMBER 31, 2023	6,543,453	244,514	1,628,613	584,472	410,549	205,508	—	—

Changes From Operations:
Net investment income (loss)	5,565	(2,179)	(18,442)	1,215	(4,077)	(1,940)	—	—
Net realized gain (loss) on investments	1,485	17,937	105,106	7,394	23,093	9,049	—	—
Net change in unrealized appreciation or depreciation on investments	(63,540)	19,716	100,038	68,980	35,893	36,989	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(56,490)	35,474	186,702	77,589	54,909	44,098	—	—

Changes From Unit Transactions:
Net unit transactions	(462,370)	(8,859)	121,950	820	(15,317)	(1,723)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(462,370)	(8,859)	121,950	820	(15,317)	(1,723)	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(518,860)	26,615	308,652	78,409	39,592	42,375	—	—

NET ASSETS AT DECEMBER 31, 2024	$6,024,593	$271,129	$1,937,265	$662,881	$450,141	$247,883	$—	$—
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Lincoln Hedged Nasdaq-100 Fund - Service Class	Lincoln Hedged S&P 500 Conservative Fund - Service Class	Lincoln Hedged S&P 500 Fund - Service Class	Lincoln Opportunistic Hedged Equity Fund - Service Class	Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	Lord Abbett Series Fund Developing Growth Portfolio - Class VC	Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	Lord Abbett Series Fund Short Duration Income Portfolio - Class VC
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$—	$—	$—	$—	$2,644,570	$878,618	$83,086	$2,867,264

Changes From Operations:
Net investment income (loss)	—	—	—	—	100,258	(10,100)	(304)	110,416
Net realized gain (loss) on investments	—	—	—	—	(66,171)	(42,885)	2,426	(25,550)
Net change in unrealized appreciation or depreciation on investments	—	—	—	—	101,981	118,733	8,967	34,923
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	—	—	—	136,068	65,748	11,089	119,789

Changes From Unit Transactions:
Net unit transactions	—	—	—	—	(208,417)	(4,015)	(2,334)	153,882
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	—	—	—	(208,417)	(4,015)	(2,334)	153,882

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	—	—	—	(72,349)	61,733	8,755	273,671

NET ASSETS AT DECEMBER 31, 2023	—	—	—	—	2,572,221	940,351	91,841	3,140,935

Changes From Operations:
Net investment income (loss)	(39)	(55)	17	(52)	120,133	(10,094)	(232)	96,203
Net realized gain (loss) on investments	566	746	3,297	1,533	(37,657)	(29,336)	6,216	(24,745)
Net change in unrealized appreciation or depreciation on investments	(170)	(393)	(3,513)	(1,329)	56,082	234,037	7,972	43,784
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	357	298	(199)	152	138,558	194,607	13,956	115,242

Changes From Unit Transactions:
Net unit transactions	11,946	9,523	60,192	18,905	(51,901)	(56,034)	(6,174)	(399,312)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,946	9,523	60,192	18,905	(51,901)	(56,034)	(6,174)	(399,312)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,303	9,821	59,993	19,057	86,657	138,573	7,782	(284,070)

NET ASSETS AT DECEMBER 31, 2024	$12,303	$9,821	$59,993	$19,057	$2,658,878	$1,078,924	$99,623	$2,856,865
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP AllianceBernstein Large Cap Growth Fund - Service Class	LVIP American Balanced Allocation Fund - Service Class	LVIP American Balanced Allocation Fund - Standard Class	LVIP American Century Balanced Fund - Service Class	LVIP American Century Capital Appreciation Fund - Service Class	LVIP American Century Inflation Protection Fund - Service Class	LVIP American Century International Fund - Service Class	LVIP American Century Large Company Value Fund - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$16,170,280	$5,574,884	$5,117	$9,982,900	$—	$—	$—	$8,157,896

Changes From Operations:
Net investment income (loss)	(297,731)	96,818	75	32,086	—	—	—	71,445
Net realized gain (loss) on investments	110,800	1,371,217	668	(146,489)	—	—	—	264,326
Net change in unrealized appreciation or depreciation on investments	7,380,447	(750,424)	(228)	1,621,209	—	—	—	(137,746)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,193,516	717,611	515	1,506,806	—	—	—	198,025

Changes From Unit Transactions:
Net unit transactions	(317,351)	744,795	(1,914)	962,810	—	—	—	(188,920)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(317,351)	744,795	(1,914)	962,810	—	—	—	(188,920)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,876,165	1,462,406	(1,399)	2,469,616	—	—	—	9,105

NET ASSETS AT DECEMBER 31, 2023	23,046,445	7,037,290	3,718	12,452,516	—	—	—	8,167,001

Changes From Operations:
Net investment income (loss)	(357,863)	77,136	34	56,544	(207)	8	44	71,445
Net realized gain (loss) on investments	1,854,300	(40,300)	(217)	76,072	(2,314)	—	(1)	255,097
Net change in unrealized appreciation or depreciation on investments	3,636,060	610,341	480	1,131,638	(9,315)	(642)	(911)	389,822
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,132,497	647,177	297	1,264,254	(11,836)	(634)	(868)	716,364

Changes From Unit Transactions:
Net unit transactions	(3,179,536)	68,188	(1,866)	(223,699)	150,942	39,761	15,481	(590,866)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,179,536)	68,188	(1,866)	(223,699)	150,942	39,761	15,481	(590,866)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,952,961	715,365	(1,569)	1,040,555	139,106	39,127	14,613	125,498

NET ASSETS AT DECEMBER 31, 2024	$24,999,406	$7,752,655	$2,149	$13,493,071	$139,106	$39,127	$14,613	$8,292,499
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP American Century Large Company Value Fund - Standard Class II	LVIP American Century Mid Cap Value Fund - Service Class	LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	LVIP American Century Ultra Fund - Service Class	LVIP American Century Value Fund - Service Class	LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	LVIP American Global Growth Allocation Managed Risk Fund - Service Class	LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$11,195	$—	$39,550,191	$—	$—	$2,912,156	$6,016,180	$196,235

Changes From Operations:
Net investment income (loss)	176	—	(69,881)	—	—	29,059	53,740	4,057
Net realized gain (loss) on investments	803	—	3,016,324	—	—	265,890	1,078,385	36,839
Net change in unrealized appreciation or depreciation on investments	(791)	—	134,541	—	—	(25,569)	(448,471)	(16,245)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	188	—	3,080,984	—	—	269,380	683,654	24,651

Changes From Unit Transactions:
Net unit transactions	(3,949)	—	562,164	—	—	(220,632)	(487,407)	(12,565)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,949)	—	562,164	—	—	(220,632)	(487,407)	(12,565)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,761)	—	3,643,148	—	—	48,748	196,247	12,086

NET ASSETS AT DECEMBER 31, 2023	7,434	—	43,193,339	—	—	2,960,904	6,212,427	208,321

Changes From Operations:
Net investment income (loss)	87	1,034	44,693	(68,527)	1,113	19,342	14,695	3,333
Net realized gain (loss) on investments	803	3,998	2,502,353	191,960	586	(41,132)	(101,616)	(573)
Net change in unrealized appreciation or depreciation on investments	(299)	(6,129)	1,537,406	708,976	(3,815)	244,242	677,985	20,295
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	591	(1,097)	4,084,452	832,409	(2,116)	222,452	591,064	23,055

Changes From Unit Transactions:
Net unit transactions	(3,745)	78,660	(6,108,374)	13,170,350	58,530	(627,118)	(1,516,027)	(13,337)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,745)	78,660	(6,108,374)	13,170,350	58,530	(627,118)	(1,516,027)	(13,337)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,154)	77,563	(2,023,922)	14,002,759	56,414	(404,666)	(924,963)	9,718

NET ASSETS AT DECEMBER 31, 2024	$4,280	$77,563	$41,169,417	$14,002,759	$56,414	$2,556,238	$5,287,464	$218,039
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP American Global Growth Fund - Service Class II	LVIP American Global Small Capitalization Fund - Service Class II	LVIP American Growth Allocation Fund - Service Class	LVIP American Growth Fund - Service Class II	LVIP American Growth-Income Fund - Service Class II	LVIP American International Fund - Service Class II	LVIP American Preservation Fund - Service Class	LVIP Baron Growth Opportunities Fund - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$15,202,430	$2,457,155	$2,723,727	$68,469,734	$57,321,076	$13,398,316	$1,128,941	$19,816,441

Changes From Operations:
Net investment income (loss)	(163,434)	(36,358)	36,305	(1,213,408)	(316,348)	(102,827)	17,461	(338,849)
Net realized gain (loss) on investments	1,623,835	530,035	674,586	10,191,092	5,811,858	1,648,416	(23,004)	799,970
Net change in unrealized appreciation or depreciation on investments	1,513,764	(173,263)	(348,410)	15,831,825	8,050,678	251,077	28,961	2,694,353
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,974,165	320,414	362,481	24,809,509	13,546,188	1,796,666	23,418	3,155,474

Changes From Unit Transactions:
Net unit transactions	(733,384)	(365,561)	173,993	(1,051,655)	(1,106,007)	(272,170)	(181,987)	248,022
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(733,384)	(365,561)	173,993	(1,051,655)	(1,106,007)	(272,170)	(181,987)	248,022

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,240,781	(45,147)	536,474	23,757,854	12,440,181	1,524,496	(158,569)	3,403,496

NET ASSETS AT DECEMBER 31, 2023	17,443,211	2,412,008	3,260,201	92,227,588	69,761,257	14,922,812	970,372	23,219,937

Changes From Operations:
Net investment income (loss)	(62,533)	7,646	19,234	(1,468,650)	(503,143)	(135,912)	28,377	(298,558)
Net realized gain (loss) on investments	1,717,155	(115,224)	(27,230)	8,055,607	6,196,316	(77,779)	(22,780)	1,095,264
Net change in unrealized appreciation or depreciation on investments	320,048	113,939	336,551	18,898,940	9,172,686	377,236	8,870	179,901
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,974,670	6,361	328,555	25,485,897	14,865,859	163,545	14,467	976,607

Changes From Unit Transactions:
Net unit transactions	(1,582,751)	(186,141)	(102,274)	(10,576,932)	(3,502,588)	(330,062)	43,706	(4,324,537)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,582,751)	(186,141)	(102,274)	(10,576,932)	(3,502,588)	(330,062)	43,706	(4,324,537)

TOTAL INCREASE (DECREASE) IN NET ASSETS	391,919	(179,780)	226,281	14,908,965	11,363,271	(166,517)	58,173	(3,347,930)

NET ASSETS AT DECEMBER 31, 2024	$17,835,130	$2,232,228	$3,486,482	$107,136,553	$81,124,528	$14,756,295	$1,028,545	$19,872,007
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	LVIP BlackRock Global Allocation Fund - Service Class	LVIP BlackRock Global Allocation Fund - Standard Class	LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	LVIP BlackRock Inflation Protected Bond Fund - Service Class	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	LVIP BlackRock Real Estate Fund - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$109,244,472	$45,714,059	$25,767	$66,171,928	$30,019,948	$61,170,127	$136,299	$4,820,039

Changes From Operations:
Net investment income (loss)	997,178	393,764	476	455,854	58,801	344,383	2,446	54,280
Net realized gain (loss) on investments	8,694,354	(171,848)	(185)	(225,626)	(184,129)	(1,224,058)	(656)	(200,475)
Net change in unrealized appreciation or depreciation on investments	(1,636,414)	4,733,232	2,624	5,573,499	2,715,245	2,775,850	4,119	654,345
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,055,118	4,955,148	2,915	5,803,727	2,589,917	1,896,175	5,909	508,150

Changes From Unit Transactions:
Net unit transactions	(3,682,850)	(4,672,146)	(5,165)	(7,405,171)	(3,937,093)	(2,629,204)	(2,624)	(391,916)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,682,850)	(4,672,146)	(5,165)	(7,405,171)	(3,937,093)	(2,629,204)	(2,624)	(391,916)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,372,268	283,002	(2,250)	(1,601,444)	(1,347,176)	(733,029)	3,285	116,234

NET ASSETS AT DECEMBER 31, 2023	113,616,740	45,997,061	23,517	64,570,484	28,672,772	60,437,098	139,584	4,936,273

Changes From Operations:
Net investment income (loss)	1,049,748	(277,078)	124	912,597	114,417	1,273,588	4,646	50,185
Net realized gain (loss) on investments	7,610,629	1,781,909	897	919,481	356,279	(755,823)	(479)	(89,968)
Net change in unrealized appreciation or depreciation on investments	1,866,109	1,803,727	870	2,892,058	2,046,557	(30,498)	(1,432)	55,094
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,526,486	3,308,558	1,891	4,724,136	2,517,253	487,267	2,735	15,311

Changes From Unit Transactions:
Net unit transactions	(15,172,885)	(7,188,882)	(4,769)	(8,341,469)	(1,383,344)	(1,966,863)	(1,676)	(85,430)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(15,172,885)	(7,188,882)	(4,769)	(8,341,469)	(1,383,344)	(1,966,863)	(1,676)	(85,430)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,646,399)	(3,880,324)	(2,878)	(3,617,333)	1,133,909	(1,479,596)	1,059	(70,119)

NET ASSETS AT DECEMBER 31, 2024	$108,970,341	$42,116,737	$20,639	$60,953,151	$29,806,681	$58,957,502	$140,643	$4,866,154
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	LVIP Blended Mid Cap Managed Volatility Fund - Service Class	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	LVIP Channing Small Cap Value Fund - Service Class	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$51,475,822	$80,039,521	$69,432	$53,768,486	$5,634	$4,245	$34,445,863	$5,204

Changes From Operations:
Net investment income (loss)	44,207	(1,168,903)	(1,208)	(819,895)	(22)	(14)	(292,010)	24
Net realized gain (loss) on investments	(178,167)	410,870	647	958,845	138	(9,657)	2,615,952	391
Net change in unrealized appreciation or depreciation on investments	5,126,735	24,862,064	20,787	8,098,872	868	13,722	4,184,248	696
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,992,775	24,104,031	20,226	8,237,822	984	4,051	6,508,190	1,111

Changes From Unit Transactions:
Net unit transactions	(4,971,541)	(10,173,534)	(11,447)	(3,071,232)	(76)	192,745	(5,317,136)	(382)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,971,541)	(10,173,534)	(11,447)	(3,071,232)	(76)	192,745	(5,317,136)	(382)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,234	13,930,497	8,779	5,166,590	908	196,796	1,191,054	729

NET ASSETS AT DECEMBER 31, 2023	51,497,056	93,970,018	78,211	58,935,076	6,542	201,041	35,636,917	5,933

Changes From Operations:
Net investment income (loss)	46,361	(1,486,569)	(1,658)	(893,918)	(45)	(4,115)	(377,828)	13
Net realized gain (loss) on investments	1,006,888	11,859,519	9,265	6,514,722	740	15,197	3,895,305	600
Net change in unrealized appreciation or depreciation on investments	4,464,282	14,242,381	13,257	4,000,967	546	27,282	3,057,408	632
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,517,531	24,615,331	20,864	9,621,771	1,241	38,364	6,574,885	1,245

Changes From Unit Transactions:
Net unit transactions	(7,051,968)	(19,423,190)	(13,122)	(11,646,396)	(676)	208,406	(6,650,062)	(706)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(7,051,968)	(19,423,190)	(13,122)	(11,646,396)	(676)	208,406	(6,650,062)	(706)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,534,437)	5,192,141	7,742	(2,024,625)	565	246,770	(75,177)	539

NET ASSETS AT DECEMBER 31, 2024	$49,962,619	$99,162,159	$85,953	$56,910,451	$7,107	$447,811	$35,561,740	$6,472
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Dimensional International Core Equity Fund - Service Class	LVIP Dimensional International Equity Managed Volatility Fund - Service Class	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$8,420,929	$37,602,269	$14,381,360	$5,588	$11,898,291	$57,600,701	$36,219,377	$5,246

Changes From Operations:
Net investment income (loss)	119,306	682,936	(69,729)	44	(58,144)	(382,328)	(341,911)	21
Net realized gain (loss) on investments	44,602	184,632	994,163	404	662,763	9,101,540	2,311,786	341
Net change in unrealized appreciation or depreciation on investments	1,007,845	4,455,535	2,058,896	786	1,820,259	2,546,113	5,773,119	866
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,171,753	5,323,103	2,983,330	1,234	2,424,878	11,265,325	7,742,994	1,228

Changes From Unit Transactions:
Net unit transactions	88,856	(1,967,118)	509,311	(222)	666,344	(3,463,733)	(4,611,010)	(569)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	88,856	(1,967,118)	509,311	(222)	666,344	(3,463,733)	(4,611,010)	(569)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,260,609	3,355,985	3,492,641	1,012	3,091,222	7,801,592	3,131,984	659

NET ASSETS AT DECEMBER 31, 2023	9,681,538	40,958,254	17,874,001	6,600	14,989,513	65,402,293	39,351,361	5,905

Changes From Operations:
Net investment income (loss)	65,274	413,121	(128,218)	30	(94,217)	(300,881)	3,138,984	574
Net realized gain (loss) on investments	124,756	610,653	1,685,536	531	1,712,157	7,612,473	4,421,600	511
Net change in unrealized appreciation or depreciation on investments	(91,198)	217,946	1,451,493	713	474,212	3,978,341	1,882,647	415
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	98,832	1,241,720	3,008,811	1,274	2,092,152	11,289,933	9,443,231	1,500

Changes From Unit Transactions:
Net unit transactions	(50,692)	(1,678,393)	(1,314,314)	(671)	(2,389,721)	(13,153,752)	(7,991,064)	(945)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,692)	(1,678,393)	(1,314,314)	(671)	(2,389,721)	(13,153,752)	(7,991,064)	(945)

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,140	(436,673)	1,694,497	603	(297,569)	(1,863,819)	1,452,167	555

NET ASSETS AT DECEMBER 31, 2024	$9,729,678	$40,521,581	$19,568,498	$7,203	$14,691,944	$63,538,474	$40,803,528	$6,460
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$56,967,267	$5,670,783	$60,539	$6,648,490	$14,430,343	$272,972	$11,603,350	$27,710

Changes From Operations:
Net investment income (loss)	(105,335)	74,505	1,610	155,127	(25,646)	2,997	(17,303)	224
Net realized gain (loss) on investments	4,016,151	(154,732)	(898)	(72,729)	1,367,973	31,004	84,428	1,442
Net change in unrealized appreciation or depreciation on investments	4,466,658	516,584	4,792	932,131	800,535	11,384	1,427,992	2,883
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,377,474	436,357	5,504	1,014,529	2,142,862	45,385	1,495,117	4,549

Changes From Unit Transactions:
Net unit transactions	(5,032,862)	(540,962)	(2,790)	(861,725)	(1,505,905)	—	(1,105,750)	1,370
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,032,862)	(540,962)	(2,790)	(861,725)	(1,505,905)	—	(1,105,750)	1,370

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,344,612	(104,605)	2,714	152,804	636,957	45,385	389,367	5,919

NET ASSETS AT DECEMBER 31, 2023	60,311,879	5,566,178	63,253	6,801,294	15,067,300	318,357	11,992,717	33,629

Changes From Operations:
Net investment income (loss)	(170,273)	76,186	1,806	120,777	(124,305)	1,559	(76,880)	34
Net realized gain (loss) on investments	4,918,268	(109,805)	(537)	109,158	1,276,690	20,977	1,605	653
Net change in unrealized appreciation or depreciation on investments	1,366,611	421,702	3,858	(77,978)	2,713,468	63,920	1,394,188	3,480
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,114,606	388,083	5,127	151,957	3,865,853	86,456	1,318,913	4,167

Changes From Unit Transactions:
Net unit transactions	(9,745,769)	(727,454)	(2,672)	(723,778)	(1,873,048)	—	(1,193,989)	(4,233)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,745,769)	(727,454)	(2,672)	(723,778)	(1,873,048)	—	(1,193,989)	(4,233)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,631,163)	(339,371)	2,455	(571,821)	1,992,805	86,456	124,924	(66)

NET ASSETS AT DECEMBER 31, 2024	$56,680,716	$5,226,807	$65,708	$6,229,473	$17,060,105	$404,813	$12,117,641	$33,563
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	LVIP Global Conservative Allocation Managed Risk Fund - Service Class	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	LVIP Global Growth Allocation Managed Risk Fund - Service Class	LVIP Global Moderate Allocation Managed Risk Fund - Service Class	LVIP Government Money Market Fund - Service Class	LVIP Government Money Market Fund - Standard Class	LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$8,861,744	$61,278,640	$136,636	$258,513,610	$238,112,578	$40,454,521	$778,735	$35,915,344

Changes From Operations:
Net investment income (loss)	46,873	29,091	355	49,684	224,119	1,145,697	17,487	90,057
Net realized gain (loss) on investments	(104,793)	(400,394)	1,143	(4,702,272)	(4,346,380)	(4)	—	2,131,834
Net change in unrealized appreciation or depreciation on investments	1,307,495	4,709,866	8,744	31,651,138	26,162,598	4	—	1,227,563
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,249,575	4,338,563	10,242	26,998,550	22,040,337	1,145,697	17,487	3,449,454

Changes From Unit Transactions:
Net unit transactions	1,836,018	(8,464,659)	(9,699)	(32,178,033)	(23,182,727)	(4,953,399)	(351,642)	(2,412,879)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,836,018	(8,464,659)	(9,699)	(32,178,033)	(23,182,727)	(4,953,399)	(351,642)	(2,412,879)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,085,593	(4,126,096)	543	(5,179,483)	(1,142,390)	(3,807,702)	(334,155)	1,036,575

NET ASSETS AT DECEMBER 31, 2023	11,947,337	57,152,544	137,179	253,334,127	236,970,188	36,646,819	444,580	36,951,919

Changes From Operations:
Net investment income (loss)	155,472	827,333	2,337	2,454,378	2,542,647	983,901	20,739	38,601
Net realized gain (loss) on investments	87,956	(410,750)	(755)	2,095,642	1,179,605	1,004	17	2,521,390
Net change in unrealized appreciation or depreciation on investments	935,713	2,740,131	6,313	17,566,278	14,878,783	4	—	1,341,835
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,179,141	3,156,714	7,895	22,116,298	18,601,035	984,909	20,756	3,901,826

Changes From Unit Transactions:
Net unit transactions	57,636	(6,617,129)	(9,700)	(35,403,578)	(36,253,841)	(7,238,497)	(47,102)	(5,094,466)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	57,636	(6,617,129)	(9,700)	(35,403,578)	(36,253,841)	(7,238,497)	(47,102)	(5,094,466)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,236,777	(3,460,415)	(1,805)	(13,287,280)	(17,652,806)	(6,253,588)	(26,346)	(1,192,640)

NET ASSETS AT DECEMBER 31, 2024	$13,184,114	$53,692,129	$135,374	$240,046,847	$219,317,382	$30,393,231	$418,234	$35,759,279
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	LVIP JPMorgan Core Bond Fund - Service Class	LVIP JPMorgan High Yield Fund - Service Class	LVIP JPMorgan Mid Cap Value Fund - Service Class	LVIP JPMorgan Retirement Income Fund - Service Class	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	LVIP JPMorgan Small Cap Core Fund - Service Class	LVIP JPMorgan U.S. Equity Fund - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$5,269	$14,873,592	$11,454,673	$—	$4,294,571	$39,232,560	$—	$—

Changes From Operations:
Net investment income (loss)	85	305,875	352,603	532	87,084	(103,158)	839	1,582
Net realized gain (loss) on investments	306	(320,812)	(224,769)	(2,937)	(39,769)	3,361,141	(1,165)	(5,562)
Net change in unrealized appreciation or depreciation on investments	239	692,580	950,511	4,263	360,277	562,671	19,674	80,649
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	630	677,643	1,078,345	1,858	407,592	3,820,654	19,348	76,669

Changes From Unit Transactions:
Net unit transactions	54	3,137,050	(604,486)	81,513	(30,450)	(3,082,434)	343,309	1,058,214
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	54	3,137,050	(604,486)	81,513	(30,450)	(3,082,434)	343,309	1,058,214

TOTAL INCREASE (DECREASE) IN NET ASSETS	684	3,814,693	473,859	83,371	377,142	738,220	362,657	1,134,883

NET ASSETS AT DECEMBER 31, 2023	5,953	18,688,285	11,928,532	83,371	4,671,713	39,970,780	362,657	1,134,883

Changes From Operations:
Net investment income (loss)	89	730,264	634,381	214	70,453	(211,038)	(2,515)	(22,196)
Net realized gain (loss) on investments	354	(140,854)	(65,104)	107,610	6,436	3,295,394	45,103	245,863
Net change in unrealized appreciation or depreciation on investments	293	(575,789)	187,309	(35,937)	202,740	1,972,835	8,748	219,322
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	736	13,621	756,586	71,887	279,629	5,057,191	51,336	442,989

Changes From Unit Transactions:
Net unit transactions	(229)	6,029,836	(547,744)	626,347	(106,384)	(8,120,588)	953,223	2,602,572
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(229)	6,029,836	(547,744)	626,347	(106,384)	(8,120,588)	953,223	2,602,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	507	6,043,457	208,842	698,234	173,245	(3,063,397)	1,004,559	3,045,561

NET ASSETS AT DECEMBER 31, 2024	$6,460	$24,731,742	$12,137,374	$781,605	$4,844,958	$36,907,383	$1,367,216	$4,180,444
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Loomis Sayles Global Growth Fund - Service Class	LVIP Macquarie Bond Fund - Service Class	LVIP Macquarie Bond Fund - Standard Class	LVIP Macquarie Diversified Floating Rate Fund - Service Class	LVIP Macquarie Diversified Floating Rate Fund - Standard Class	LVIP Macquarie Diversified Income Fund - Service Class	LVIP Macquarie Diversified Income Fund - Standard Class	LVIP Macquarie High Yield Fund - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$101,102	$205,993,261	$2,318,196	$50,172,418	$140,587	$91,912,362	$185,932	$4,323,374

Changes From Operations:
Net investment income (loss)	(426)	2,982,573	34,256	1,665,723	6,654	2,017,918	6,123	166,410
Net realized gain (loss) on investments	3,023	(3,271,547)	(58,597)	(72,686)	(12)	(2,100,360)	(920)	(141,434)
Net change in unrealized appreciation or depreciation on investments	32,276	8,641,858	113,547	217,876	224	3,940,306	4,712	377,074
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,873	8,352,884	89,206	1,810,913	6,866	3,857,864	9,915	402,050

Changes From Unit Transactions:
Net unit transactions	(14,092)	6,463,127	10,436	(1,752,120)	—	(2,254,614)	216	(951,106)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,092)	6,463,127	10,436	(1,752,120)	—	(2,254,614)	216	(951,106)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,781	14,816,011	99,642	58,793	6,866	1,603,250	10,131	(549,056)

NET ASSETS AT DECEMBER 31, 2023	121,883	220,809,272	2,417,838	50,231,211	147,453	93,515,612	196,063	3,774,318

Changes From Operations:
Net investment income (loss)	(1,409)	7,019,496	85,059	1,511,776	(460)	2,227,003	6,804	171,028
Net realized gain (loss) on investments	9,105	(3,148,053)	(46,267)	(4,977)	(582)	(1,735,900)	(775)	(60,506)
Net change in unrealized appreciation or depreciation on investments	31,616	(4,150,539)	(46,075)	546,897	5,002	(309,508)	(3,795)	60,387
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,312	(279,096)	(7,283)	2,053,696	3,960	181,595	2,234	170,909

Changes From Unit Transactions:
Net unit transactions	77,210	4,632,694	195,840	(2,774,607)	(151,413)	(1,518,111)	529	(81,354)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	77,210	4,632,694	195,840	(2,774,607)	(151,413)	(1,518,111)	529	(81,354)

TOTAL INCREASE (DECREASE) IN NET ASSETS	116,522	4,353,598	188,557	(720,911)	(147,453)	(1,336,516)	2,763	89,555

NET ASSETS AT DECEMBER 31, 2024	$238,405	$225,162,870	$2,606,395	$49,510,300	$—	$92,179,096	$198,826	$3,863,873
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Macquarie High Yield Fund - Standard Class	LVIP Macquarie Limited-Term Diversified Income Fund - Service Class	LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	LVIP Macquarie Mid Cap Value Fund - Service Class	LVIP Macquarie SMID Cap Core Fund - Service Class	LVIP Macquarie SMID Cap Core Fund - Standard Class	LVIP Macquarie Social Awareness Fund - Service Class	LVIP Macquarie Social Awareness Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$131,755	$37,143,867	$18,164	$8,908,690	$8,231,678	$256,933	$4,195,752	$229,022

Changes From Operations:
Net investment income (loss)	6,076	609,397	598	(16,797)	(45,275)	(692)	(40,887)	(1,227)
Net realized gain (loss) on investments	(4,326)	(283,330)	(6)	874,017	447,337	14,184	416,415	23,615
Net change in unrealized appreciation or depreciation on investments	11,170	776,119	243	(36,967)	793,455	23,793	775,845	30,960
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,920	1,102,186	835	820,253	1,195,517	37,285	1,151,373	53,348

Changes From Unit Transactions:
Net unit transactions	(21,653)	(1,752,412)	1,728	(383,551)	(104,233)	(13,289)	(323,288)	(63,336)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(21,653)	(1,752,412)	1,728	(383,551)	(104,233)	(13,289)	(323,288)	(63,336)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,733)	(650,226)	2,563	436,702	1,091,284	23,996	828,085	(9,988)

NET ASSETS AT DECEMBER 31, 2023	123,022	36,493,641	20,727	9,345,392	9,322,962	280,929	5,023,837	219,034

Changes From Operations:
Net investment income (loss)	5,886	729,506	785	(41,765)	(109,476)	(2,004)	(56,001)	(1,289)
Net realized gain (loss) on investments	(1,233)	(313,953)	(7)	490,317	682,455	16,019	352,693	17,268
Net change in unrealized appreciation or depreciation on investments	1,307	410,119	35	698,272	623,471	16,327	581,674	18,187
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,960	825,672	813	1,146,824	1,196,450	30,342	878,366	34,166

Changes From Unit Transactions:
Net unit transactions	(6,237)	(3,500,281)	1,931	(694,057)	(549,107)	(47,597)	(833,979)	(45,472)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,237)	(3,500,281)	1,931	(694,057)	(549,107)	(47,597)	(833,979)	(45,472)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(277)	(2,674,609)	2,744	452,767	647,343	(17,255)	44,387	(11,306)

NET ASSETS AT DECEMBER 31, 2024	$122,745	$33,819,032	$23,471	$9,798,159	$9,970,305	$263,674	$5,068,224	$207,728
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Macquarie U.S. Growth Fund - Service Class	LVIP Macquarie U.S. REIT Fund - Service Class	LVIP Macquarie U.S. REIT Fund - Standard Class	LVIP Macquarie Value Fund - Service Class	LVIP Macquarie Value Fund - Standard Class	LVIP Macquarie Wealth Builder Fund - Service Class	LVIP Macquarie Wealth Builder Fund - Standard Class	LVIP MFS International Growth Fund - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$7,758,609	$8,085,200	$353,077	$12,251,801	$50,591	$1,760,693	$112,892	$11,657,662

Changes From Operations:
Net investment income (loss)	(141,670)	126,883	5,506	(16,049)	151	21,436	1,444	40,801
Net realized gain (loss) on investments	(346,069)	(53,339)	(8,275)	360,472	1,915	(41,713)	(1,883)	560,341
Net change in unrealized appreciation or depreciation on investments	4,251,039	764,760	30,296	(184,499)	(1,065)	172,380	9,372	837,667
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,763,300	838,304	27,527	159,924	1,001	152,103	8,933	1,438,809

Changes From Unit Transactions:
Net unit transactions	1,875,966	(364,025)	(58,449)	(939,465)	(1,201)	187,571	(7,178)	(1,015,284)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,875,966	(364,025)	(58,449)	(939,465)	(1,201)	187,571	(7,178)	(1,015,284)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,639,266	474,279	(30,922)	(779,541)	(200)	339,674	1,755	423,525

NET ASSETS AT DECEMBER 31, 2023	13,397,875	8,559,479	322,155	11,472,260	50,391	2,100,367	114,647	12,081,187

Changes From Operations:
Net investment income (loss)	(185,217)	104,334	6,008	5,020	188	20,869	(166)	(27,908)
Net realized gain (loss) on investments	2,134,269	76,982	501	411,828	1,638	164	(10,254)	774,347
Net change in unrealized appreciation or depreciation on investments	1,681,104	315,561	13,955	199,792	1,231	110,489	15,021	14,282
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,630,156	496,877	20,464	616,640	3,057	131,522	4,601	760,721

Changes From Unit Transactions:
Net unit transactions	(3,973,648)	(825,126)	(3,793)	(1,355,384)	(7,095)	(52,676)	(86,442)	(960,565)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(3,973,648)	(825,126)	(3,793)	(1,355,384)	(7,095)	(52,676)	(86,442)	(960,565)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(343,492)	(328,249)	16,671	(738,744)	(4,038)	78,846	(81,841)	(199,844)

NET ASSETS AT DECEMBER 31, 2024	$13,054,383	$8,231,230	$338,826	$10,733,516	$46,353	$2,179,213	$32,806	$11,881,343
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP MFS Value Fund - Service Class	LVIP Mondrian Global Income Fund - Service Class	LVIP Mondrian International Value Fund - Service Class	LVIP Mondrian International Value Fund - Standard Class	LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class	LVIP PIMCO Low Duration Bond Fund - Service Class	LVIP PIMCO Low Duration Bond Fund - Standard Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$36,508,820	$22,600,829	$9,315,214	$623,145	$4,535,470	$44,142,774	$46,453,966	$5,937

Changes From Operations:
Net investment income (loss)	67,280	(360,773)	150,029	8,745	(27,060)	91,722	777,319	178
Net realized gain (loss) on investments	2,934,326	(549,127)	(28,334)	(3,876)	250,739	3,325,530	(602,731)	(61)
Net change in unrealized appreciation or depreciation on investments	(642,790)	1,368,643	1,493,532	98,805	787,373	1,800,219	1,196,435	130
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,358,816	458,743	1,615,227	103,674	1,011,052	5,217,471	1,371,023	247

Changes From Unit Transactions:
Net unit transactions	386,262	(624,330)	(644,810)	(139,297)	(453,825)	(1,285,951)	(2,052,832)	174
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	386,262	(624,330)	(644,810)	(139,297)	(453,825)	(1,285,951)	(2,052,832)	174

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,745,078	(165,587)	970,417	(35,623)	557,227	3,931,520	(681,809)	421

NET ASSETS AT DECEMBER 31, 2023	39,253,898	22,435,242	10,285,631	587,522	5,092,697	48,074,294	45,772,157	6,358

Changes From Operations:
Net investment income (loss)	31,034	54,179	140,446	8,863	(17,241)	108,108	1,259,147	295
Net realized gain (loss) on investments	3,565,096	(857,008)	282,208	13,141	583,529	2,627,082	(327,936)	(12)
Net change in unrealized appreciation or depreciation on investments	344,127	(672,886)	(92,506)	(3,600)	299,728	232,039	603,761	21
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,940,257	(1,475,715)	330,148	18,404	866,016	2,967,229	1,534,972	304

Changes From Unit Transactions:
Net unit transactions	(1,636,999)	(1,489,197)	(686,690)	(40,177)	1,569,658	(5,693,026)	(1,739,457)	930
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,636,999)	(1,489,197)	(686,690)	(40,177)	1,569,658	(5,693,026)	(1,739,457)	930

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,303,258	(2,964,912)	(356,542)	(21,773)	2,435,674	(2,725,797)	(204,485)	1,234

NET ASSETS AT DECEMBER 31, 2024	$41,557,156	$19,470,330	$9,929,089	$565,749	$7,528,371	$45,348,497	$45,567,672	$7,592
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP SSGA Bond Index Fund - Service Class	LVIP SSGA Bond Index Fund - Standard Class	LVIP SSGA Conservative Index Allocation Fund - Service Class	LVIP SSGA Emerging Markets Equity Index Fund - Service Class	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	LVIP SSGA International Index Fund - Service Class	LVIP SSGA International Managed Volatility Fund - Service Class	LVIP SSGA Large Cap Managed Volatility Fund - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$44,712,220	$67,508	$10,117,240	$1,007,397	$46,611,004	$11,950,071	$19,752,015	$55,690,751

Changes From Operations:
Net investment income (loss)	426,517	802	65,602	24,067	295,115	153,456	200,637	(216,248)
Net realized gain (loss) on investments	(985,879)	(1,248)	123,467	(22,970)	(552,033)	189,685	113,660	9,761,514
Net change in unrealized appreciation or depreciation on investments	2,072,993	2,820	669,578	75,467	5,316,969	1,422,091	2,501,117	2,558,894
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,513,631	2,374	858,647	76,564	5,060,051	1,765,232	2,815,414	12,104,160

Changes From Unit Transactions:
Net unit transactions	208,768	1,055	(83,207)	144,273	(4,471,326)	(925,680)	(3,287,691)	(3,721,371)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	208,768	1,055	(83,207)	144,273	(4,471,326)	(925,680)	(3,287,691)	(3,721,371)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,722,399	3,429	775,440	220,837	588,725	839,552	(472,277)	8,382,789

NET ASSETS AT DECEMBER 31, 2023	46,434,619	70,937	10,892,680	1,228,234	47,199,729	12,789,623	19,279,738	64,073,540

Changes From Operations:
Net investment income (loss)	733,017	5,983	95,783	18,240	515,028	179,802	198,635	(392,068)
Net realized gain (loss) on investments	(769,469)	(907)	142,808	(15,823)	363,442	298,918	405,836	4,717,114
Net change in unrealized appreciation or depreciation on investments	(318,230)	(4,224)	232,957	61,907	2,719,057	(284,557)	(348,430)	9,147,310
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(354,682)	852	471,548	64,324	3,597,527	194,163	256,041	13,472,356

Changes From Unit Transactions:
Net unit transactions	1,114,299	153,085	(946,513)	(14,421)	(7,527,738)	(154,451)	(2,356,697)	(10,948,035)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,114,299	153,085	(946,513)	(14,421)	(7,527,738)	(154,451)	(2,356,697)	(10,948,035)

TOTAL INCREASE (DECREASE) IN NET ASSETS	759,617	153,937	(474,965)	49,903	(3,930,211)	39,712	(2,100,656)	2,524,321

NET ASSETS AT DECEMBER 31, 2024	$47,194,236	$224,874	$10,417,715	$1,278,137	$43,269,518	$12,829,335	$17,179,082	$66,597,861
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP SSGA Mid-Cap Index Fund - Service Class	LVIP SSGA Mid-Cap Index Fund - Standard Class	LVIP SSGA Moderate Index Allocation Fund - Service Class	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	LVIP SSGA Nasdaq-100 Index Fund - Service Class	LVIP SSGA S&P 500 Index Fund - Service Class	LVIP SSGA S&P 500 Index Fund - Standard Class	LVIP SSGA Short-Term Bond Index Fund - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$12,603,219	$72,186	$34,157,392	$15,259,215	$142,584	$133,518,187	$1,146,590	$13,855,915

Changes From Operations:
Net investment income (loss)	(23,891)	593	161,884	66,030	(37,920)	(75,503)	(2,660)	233,632
Net realized gain (loss) on investments	700,034	4,418	1,000,047	642,885	86,471	7,145,864	81,706	(100,324)
Net change in unrealized appreciation or depreciation on investments	1,151,303	6,030	2,680,902	1,278,351	1,368,059	24,959,015	184,536	399,269
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,827,446	11,041	3,842,833	1,987,266	1,416,610	32,029,376	263,582	532,577

Changes From Unit Transactions:
Net unit transactions	300,697	—	(1,377,372)	194,267	4,648,574	1,159,911	(106,230)	1,755,144
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	300,697	—	(1,377,372)	194,267	4,648,574	1,159,911	(106,230)	1,755,144

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,128,143	11,041	2,465,461	2,181,533	6,065,184	33,189,287	157,352	2,287,721

NET ASSETS AT DECEMBER 31, 2023	14,731,362	83,227	36,622,853	17,440,748	6,207,768	166,707,474	1,303,942	16,143,636

Changes From Operations:
Net investment income (loss)	(50,106)	570	235,864	135,675	(27,080)	(669,166)	(7,024)	516,585
Net realized gain (loss) on investments	1,157,683	5,065	924,256	525,693	1,438,236	20,729,654	184,671	(9,951)
Net change in unrealized appreciation or depreciation on investments	783,257	5,030	1,083,150	693,053	(597,887)	17,310,117	114,139	(15,548)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,890,834	10,665	2,243,270	1,354,421	813,269	37,370,605	291,786	491,086

Changes From Unit Transactions:
Net unit transactions	1,505,947	—	(3,557,692)	444,400	(3,673,406)	(5,366,266)	(113,752)	206,256
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,505,947	—	(3,557,692)	444,400	(3,673,406)	(5,366,266)	(113,752)	206,256

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,396,781	10,665	(1,314,422)	1,798,821	(2,860,137)	32,004,339	178,034	697,342

NET ASSETS AT DECEMBER 31, 2024	$18,128,143	$93,892	$35,308,431	$19,239,569	$3,347,631	$198,711,813	$1,481,976	$16,840,978
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP SSGA Small-Cap Index Fund - Service Class	LVIP SSGA Small-Cap Index Fund - Standard Class	LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	LVIP Structured Conservative Allocation Fund - Service Class	LVIP Structured Moderate Allocation Fund - Service Class	LVIP Structured Moderately Aggressive Allocation Fund - Service Class	LVIP T. Rowe Price 2020 Fund - Service Class	LVIP T. Rowe Price 2030 Fund - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$28,279,155	$63,697	$46,664,077	$7,871,062	$40,683,107	$21,433,265	$132,097	$52,266

Changes From Operations:
Net investment income (loss)	(136,215)	435	(268,072)	62,376	282,099	148,490	406	(52)
Net realized gain (loss) on investments	67,268	593	(433,837)	13,982	729,930	473,296	(1,997)	2,645
Net change in unrealized appreciation or depreciation on investments	4,265,953	9,002	6,443,654	553,816	3,221,186	1,912,722	14,928	4,286
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,197,006	10,030	5,741,745	630,174	4,233,215	2,534,508	13,337	6,879

Changes From Unit Transactions:
Net unit transactions	(87,649)	—	(366,381)	(547,401)	(3,483,938)	(864,612)	(27,388)	(3,646)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(87,649)	—	(366,381)	(547,401)	(3,483,938)	(864,612)	(27,388)	(3,646)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,109,357	10,030	5,375,364	82,773	749,277	1,669,896	(14,051)	3,233

NET ASSETS AT DECEMBER 31, 2023	32,388,512	73,727	52,039,441	7,953,835	41,432,384	23,103,161	118,046	55,499

Changes From Operations:
Net investment income (loss)	22,295	940	334,228	110,974	714,521	327,688	506	9
Net realized gain (loss) on investments	1,683,626	2,840	1,298,533	682,940	5,690,194	3,466,686	(3,432)	1,388
Net change in unrealized appreciation or depreciation on investments	1,356,239	3,905	3,169,368	(444,156)	(3,363,600)	(1,878,535)	9,146	3,000
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,062,160	7,685	4,802,129	349,758	3,041,115	1,915,839	6,220	4,397

Changes From Unit Transactions:
Net unit transactions	(1,056,043)	—	(7,275,879)	(685,790)	(3,262,670)	(2,194,532)	(25,073)	(3,649)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(1,056,043)	—	(7,275,879)	(685,790)	(3,262,670)	(2,194,532)	(25,073)	(3,649)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,006,117	7,685	(2,473,750)	(336,032)	(221,555)	(278,693)	(18,853)	748

NET ASSETS AT DECEMBER 31, 2024	$34,394,629	$81,412	$49,565,691	$7,617,803	$41,210,829	$22,824,468	$99,193	$56,247
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP T. Rowe Price 2040 Fund - Service Class	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	LVIP Vanguard Bond Allocation Fund - Service Class	LVIP Vanguard Bond Allocation Fund - Standard Class	LVIP Vanguard Domestic Equity ETF Fund - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$32,572	$20,058,064	$114,920	$14,247,523	$57,048,309	$68,285,423	$5,287	$23,573,890

Changes From Operations:
Net investment income (loss)	31	(327,060)	(2,044)	(37,861)	(30,900)	1,136,937	150	(112,155)
Net realized gain (loss) on investments	1,358	(465,408)	(84)	(172,166)	(54,917)	(1,192,898)	(50)	1,198,906
Net change in unrealized appreciation or depreciation on investments	4,224	4,558,554	24,056	2,236,245	7,346,900	3,000,053	189	4,278,742
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,613	3,766,086	21,928	2,026,218	7,261,083	2,944,092	289	5,365,493

Changes From Unit Transactions:
Net unit transactions	—	457,089	(2,163)	870,139	(1,947,052)	4,041,002	314	(1,140,174)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	457,089	(2,163)	870,139	(1,947,052)	4,041,002	314	(1,140,174)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,613	4,223,175	19,765	2,896,357	5,314,031	6,985,094	603	4,225,319

NET ASSETS AT DECEMBER 31, 2023	38,185	24,281,239	134,685	17,143,880	62,362,340	75,270,517	5,890	27,799,209

Changes From Operations:
Net investment income (loss)	(184)	(362,529)	(2,096)	47,270	422,039	1,602,509	198	(176,158)
Net realized gain (loss) on investments	1,352	3,031,233	21,131	425,772	1,370,496	(865,951)	(26)	2,093,925
Net change in unrealized appreciation or depreciation on investments	234	2,483,635	13,600	1,706,261	5,345,622	(948,598)	(122)	3,355,194
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,402	5,152,339	32,635	2,179,303	7,138,157	(212,040)	50	5,272,961

Changes From Unit Transactions:
Net unit transactions	(39,587)	(1,707,651)	19,281	(2,238,581)	(8,180,088)	6,420,154	654	(2,166,993)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(39,587)	(1,707,651)	19,281	(2,238,581)	(8,180,088)	6,420,154	654	(2,166,993)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,185)	3,444,688	51,916	(59,278)	(1,041,931)	6,208,114	704	3,105,968

NET ASSETS AT DECEMBER 31, 2024	$—	$27,725,927	$186,601	$17,084,602	$61,320,409	$81,478,631	$6,594	$30,905,177
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	LVIP Vanguard International Equity ETF Fund - Service Class	LVIP Wellington Capital Growth Fund - Service Class	LVIP Wellington SMID Cap Value Fund - Service Class	LVIP Western Asset Core Bond Fund - Service Class	Macquarie VIP Asset Strategy Series - Service Class	Macquarie VIP Emerging Markets Series - Service Class	Macquarie VIP Energy Series - Service Class	Macquarie VIP High Income Series - Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$16,814,964	$9,511,168	$7,473,123	$30,234,071	$624,912	$12,193,934	$368,996	$857,791

Changes From Operations:
Net investment income (loss)	232,992	(152,793)	(58,401)	3,012,873	6,618	(37,915)	7,364	42,645
Net realized gain (loss) on investments	(980)	(34,623)	1,148,039	(577,905)	(10,097)	(84,481)	20,852	(39,047)
Net change in unrealized appreciation or depreciation on investments	1,975,817	3,583,689	100,293	(987,458)	81,861	1,495,164	(14,465)	131,766
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,207,829	3,396,273	1,189,931	1,447,510	78,382	1,372,768	13,751	135,364

Changes From Unit Transactions:
Net unit transactions	(726,146)	(464,162)	905,502	2,763,125	(7,776)	(1,217,620)	(32,923)	858,385
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(726,146)	(464,162)	905,502	2,763,125	(7,776)	(1,217,620)	(32,923)	858,385

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,481,683	2,932,111	2,095,433	4,210,635	70,606	155,148	(19,172)	993,749

NET ASSETS AT DECEMBER 31, 2023	18,296,647	12,443,279	9,568,556	34,444,706	695,518	12,349,082	349,824	1,851,540

Changes From Operations:
Net investment income (loss)	192,018	(118,167)	(44,489)	1,719,964	4,106	80,432	4,058	101,488
Net realized gain (loss) on investments	205,751	2,789,159	916,129	(1,079,333)	33,618	167,367	10,779	559
Net change in unrealized appreciation or depreciation on investments	(29,522)	(501,206)	82,266	(951,958)	39,138	207,293	(36,183)	(9,226)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	368,247	2,169,786	953,906	(311,327)	76,862	455,092	(21,346)	92,821

Changes From Unit Transactions:
Net unit transactions	503,662	(14,613,065)	(1,125,562)	854,822	(154,710)	(2,018,500)	(11,806)	(57,234)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	503,662	(14,613,065)	(1,125,562)	854,822	(154,710)	(2,018,500)	(11,806)	(57,234)

TOTAL INCREASE (DECREASE) IN NET ASSETS	871,909	(12,443,279)	(171,656)	543,495	(77,848)	(1,563,408)	(33,152)	35,587

NET ASSETS AT DECEMBER 31, 2024	$19,168,556	$—	$9,396,900	$34,988,201	$617,670	$10,785,674	$316,672	$1,887,127
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Macquarie VIP Mid Cap Growth Series - Service Class	Macquarie VIP Science and Technology Series - Service Class	Macquarie VIP Small Cap Growth Series - Service Class	Macquarie VIP Small Cap Value Series - Service Class	Macquarie VIP Small Cap Value Series - Standard Class	MFS® VIT Growth Series - Initial Class	MFS® VIT Growth Series - Service Class	MFS® VIT Total Return Series - Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$1,800,959	$2,694,971	$871,088	$23,571,030	$398,739	$72,053	$12,780,913	$154,605

Changes From Operations:
Net investment income (loss)	(16,929)	(39,598)	(10,834)	(229,184)	(1,717)	(1,154)	(214,599)	1,040
Net realized gain (loss) on investments	(12,491)	(454,345)	45,506	1,133,504	16,100	6,588	963,387	5,777
Net change in unrealized appreciation or depreciation on investments	325,691	1,155,884	81,850	984,765	15,590	18,467	3,408,343	6,553
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	296,271	661,941	116,522	1,889,085	29,973	23,901	4,157,131	13,370

Changes From Unit Transactions:
Net unit transactions	(988,904)	594,035	132,789	518,748	(23,204)	(4,312)	(1,350,796)	(9,458)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(988,904)	594,035	132,789	518,748	(23,204)	(4,312)	(1,350,796)	(9,458)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(692,633)	1,255,976	249,311	2,407,833	6,769	19,589	2,806,335	3,912

NET ASSETS AT DECEMBER 31, 2023	1,108,326	3,950,947	1,120,399	25,978,863	405,508	91,642	15,587,248	158,517

Changes From Operations:
Net investment income (loss)	(12,487)	(46,472)	(14,117)	(149,515)	(300)	(1,483)	(263,377)	1,796
Net realized gain (loss) on investments	6,172	163,172	(28,557)	1,484,396	16,020	9,471	2,163,620	7,892
Net change in unrealized appreciation or depreciation on investments	19,862	932,002	206,125	1,078,860	19,623	18,519	2,568,951	211
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,547	1,048,702	163,451	2,413,741	35,343	26,507	4,469,194	9,899

Changes From Unit Transactions:
Net unit transactions	(108,538)	(809,925)	51,819	(1,670,992)	(37,545)	(4,923)	(1,772,372)	(1,303)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(108,538)	(809,925)	51,819	(1,670,992)	(37,545)	(4,923)	(1,772,372)	(1,303)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(94,991)	238,777	215,270	742,749	(2,202)	21,584	2,696,822	8,596

NET ASSETS AT DECEMBER 31, 2024	$1,013,335	$4,189,724	$1,335,669	$26,721,612	$403,306	$113,226	$18,284,070	$167,113
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	MFS® VIT Total Return Series - Service Class	MFS® VIT Utilities Series - Initial Class	MFS® VIT Utilities Series - Service Class	MFS® VIT II Core Equity Portfolio - Service Class	MFS® VIT II International Intrinsic Value Portfolio - Service Class	Morgan Stanley VIF Global Infrastructure Portfolio - Class II	Morgan Stanley VIF Growth Portfolio - Class II	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$8,670,573	$156,961	$10,250,696	$16,414	$1,725,620	$562,814	$30,508	$1,465,438

Changes From Operations:
Net investment income (loss)	33,624	3,244	166,391	(233)	(12,542)	6,013	(306)	(8,433)
Net realized gain (loss) on investments	280,100	8,501	623,609	1,100	168,151	64,167	(5,174)	92,340
Net change in unrealized appreciation or depreciation on investments	435,671	(17,454)	(1,173,825)	2,029	118,256	(53,929)	22,313	34,414
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	749,395	(5,709)	(383,825)	2,896	273,865	16,251	16,833	118,321

Changes From Unit Transactions:
Net unit transactions	110,109	(13,667)	(708,647)	(4,504)	(134,739)	(52,539)	254	(283,125)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	110,109	(13,667)	(708,647)	(4,504)	(134,739)	(52,539)	254	(283,125)

TOTAL INCREASE (DECREASE) IN NET ASSETS	859,504	(19,376)	(1,092,472)	(1,608)	139,126	(36,288)	17,087	(164,804)

NET ASSETS AT DECEMBER 31, 2023	9,530,077	137,585	9,158,224	14,806	1,864,746	526,526	47,595	1,300,634

Changes From Operations:
Net investment income (loss)	82,101	1,311	50,356	(168)	209	6,210	(92)	(12,120)
Net realized gain (loss) on investments	471,670	4,506	382,838	3,150	117,492	(52,970)	(19,317)	54,947
Net change in unrealized appreciation or depreciation on investments	24,624	7,748	431,925	(530)	(24,831)	113,170	20,773	48,412
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	578,395	13,565	865,119	2,452	92,870	66,410	1,364	91,239

Changes From Unit Transactions:
Net unit transactions	(37,315)	(5,762)	(1,113,451)	(9,071)	109,952	(592,936)	(48,959)	(44,658)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(37,315)	(5,762)	(1,113,451)	(9,071)	109,952	(592,936)	(48,959)	(44,658)

TOTAL INCREASE (DECREASE) IN NET ASSETS	541,080	7,803	(248,332)	(6,619)	202,822	(526,526)	(47,595)	46,581

NET ASSETS AT DECEMBER 31, 2024	$10,071,157	$145,388	$8,909,892	$8,187	$2,067,568	$—	$—	$1,347,215
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	PIMCO VIT All Asset Portfolio - Advisor Class	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	PIMCO VIT Dynamic Bond Portfolio - Advisor Class	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	Putnam VT George Putnam Balanced Fund - Class IB	Putnam VT Global Health Care Fund - Class IB	Putnam VT Income Fund - Class IB	Putnam VT Large Cap Value Fund - Class IB
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$203,707	$4,355,247	$396,712	$129,713	$7,822,027	$1,905,433	$478,328	$10,838,459

Changes From Operations:
Net investment income (loss)	3,537	577,449	9,058	5,684	(16,040)	(12,662)	23,154	75,017
Net realized gain (loss) on investments	(2,247)	(210,250)	(7,314)	(15,446)	(75,664)	127,678	(6,324)	645,628
Net change in unrealized appreciation or depreciation on investments	12,332	(754,297)	19,628	21,782	1,442,485	19,740	1,886	829,407
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,622	(387,098)	21,372	12,020	1,350,781	134,756	18,716	1,550,052

Changes From Unit Transactions:
Net unit transactions	2,797	(354,922)	(20,082)	(77,056)	(693,426)	(456,846)	13,699	(165,230)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,797	(354,922)	(20,082)	(77,056)	(693,426)	(456,846)	13,699	(165,230)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,419	(742,020)	1,290	(65,036)	657,355	(322,090)	32,415	1,384,822

NET ASSETS AT DECEMBER 31, 2023	220,126	3,613,227	398,002	64,677	8,479,382	1,583,343	510,743	12,223,281

Changes From Operations:
Net investment income (loss)	10,782	4,928	13,739	1,466	(36,562)	(9,663)	20,036	(51,422)
Net realized gain (loss) on investments	(4,531)	(1,824,449)	(5,557)	(7,882)	181,284	85,754	(51,717)	1,053,811
Net change in unrealized appreciation or depreciation on investments	(548)	1,879,173	8,360	7,394	1,174,008	(59,131)	38,377	1,147,226
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,703	59,652	16,542	978	1,318,730	16,960	6,696	2,149,615

Changes From Unit Transactions:
Net unit transactions	(50,361)	(2,498,936)	(26,960)	(37,341)	1,397,088	(126,917)	(113,834)	2,024,066
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,361)	(2,498,936)	(26,960)	(37,341)	1,397,088	(126,917)	(113,834)	2,024,066

TOTAL INCREASE (DECREASE) IN NET ASSETS	(44,658)	(2,439,284)	(10,418)	(36,363)	2,715,818	(109,957)	(107,138)	4,173,681

NET ASSETS AT DECEMBER 31, 2024	$175,468	$1,173,943	$387,584	$28,314	$11,195,200	$1,473,386	$403,605	$16,396,962
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

	Putnam VT Multi-Asset Absolute Return Fund - Class IB	Putnam VT Sustainable Future Fund - Class IB	Putnam VT Sustainable Leaders Fund - Class IB	Templeton Foreign VIP Fund - Class 4	Templeton Global Bond VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 4	Templeton Growth VIP Fund - Class 2	VanEck VIP Global Resources Fund - Class S Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

NET ASSETS AT JANUARY 1, 2023	$272,455	$—	$—	$165,661	$3,906,846	$1,729,092	$1,110,456	$698,586

Changes From Operations:
Net investment income (loss)	11,370	—	—	4,267	(64,881)	(19,688)	18,660	8,543
Net realized gain (loss) on investments	(32,323)	—	—	399	(197,310)	(63,426)	(13,293)	5,702
Net change in unrealized appreciation or depreciation on investments	23,626	—	—	30,218	300,518	104,355	196,046	(54,197)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,673	—	—	34,884	38,327	21,241	201,413	(39,952)

Changes From Unit Transactions:
Net unit transactions	(275,128)	—	—	14,038	(335,517)	(152,027)	(105,115)	(23,166)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(275,128)	—	—	14,038	(335,517)	(152,027)	(105,115)	(23,166)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(272,455)	—	—	48,922	(297,190)	(130,786)	96,298	(63,118)

NET ASSETS AT DECEMBER 31, 2023	—	—	—	214,583	3,609,656	1,598,306	1,206,754	635,468

Changes From Operations:
Net investment income (loss)	—	(1,164)	(3,013)	3,388	(61,177)	(15,522)	(9,323)	6,314
Net realized gain (loss) on investments	—	191	15,816	1,239	(128,974)	(82,072)	7,219	70,959
Net change in unrealized appreciation or depreciation on investments	—	10,131	17,448	(8,547)	(271,555)	(80,646)	46,339	(100,610)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	9,158	30,251	(3,920)	(461,706)	(178,240)	44,235	(23,337)

Changes From Unit Transactions:
Net unit transactions	—	63,526	231,762	(3,604)	(42,428)	(222,857)	(22,985)	(222,335)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	63,526	231,762	(3,604)	(42,428)	(222,857)	(22,985)	(222,335)

TOTAL INCREASE (DECREASE) IN NET ASSETS	—	72,684	262,013	(7,524)	(504,134)	(401,097)	21,250	(245,672)

NET ASSETS AT DECEMBER 31, 2024	$—	$72,684	$262,013	$207,059	$3,105,522	$1,197,209	$1,228,004	$389,796
See accompanying notes

Lincoln New York Account N For Variable Annuities
Statements of changes in net assets (continued)
Years Ended December 31, 2023 and 2024

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Subaccount

NET ASSETS AT JANUARY 1, 2023	$220,738

Changes From Operations:
Net investment income (loss)	37,751
Net realized gain (loss) on investments	(1,846)
Net change in unrealized appreciation or depreciation on investments	13,940
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	49,845

Changes From Unit Transactions:
Net unit transactions	695,288
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	695,288

TOTAL INCREASE (DECREASE) IN NET ASSETS	745,133

NET ASSETS AT DECEMBER 31, 2023	965,871

Changes From Operations:
Net investment income (loss)	12,800
Net realized gain (loss) on investments	36,812
Net change in unrealized appreciation or depreciation on investments	(2,462)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,150

Changes From Unit Transactions:
Net unit transactions	(719,848)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(719,848)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(672,698)

NET ASSETS AT DECEMBER 31, 2024	$293,173
See accompanying notes

Lincoln New York Account N For Variable Annuities
Notes to financial statements
December 31, 2024
1. Accounting Policies and Variable Account Information
The Variable Account: Lincoln New York Account N For Variable Annuities (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on March 4, 2004, are part of the operations of the Company. The Variable Account consists of thirty-one products as follows:

•Lincoln ChoicePlus	•Lincoln ChoicePlus Design 2
•Lincoln ChoicePlus Access	•Lincoln ChoicePlus Design 3
•Lincoln ChoicePlus Advisory	•Lincoln ChoicePlus Fusion
•Lincoln ChoicePlus Assurance (Prime)	•Lincoln ChoicePlus II
•Lincoln ChoicePlus Assurance A Class	•Lincoln ChoicePlus II Access
•Lincoln ChoicePlus Assurance A Share	•Lincoln ChoicePlus II Advance
•Lincoln ChoicePlus Assurance A Share Fee-Based	•Lincoln ChoicePlus II Bonus
•Lincoln ChoicePlus Assurance B Class	•Lincoln ChoicePlus Signature 1
•Lincoln ChoicePlus Assurance B Share	•Lincoln ChoicePlus Signature 2
•Lincoln ChoicePlus Assurance Bonus	•Lincoln Core Income
•Lincoln ChoicePlus Assurance C Share	•Lincoln InvestmentSolutions
•Lincoln ChoicePlus Assurance L Share	•Lincoln Investor Advantage Advisory
•Lincoln ChoicePlus Assurance Series B-Share	•Lincoln Investor Advantage B Share
•Lincoln ChoicePlus Assurance Series C-Share	•Lincoln Investor Advantage C Share
•Lincoln ChoicePlus Assurance Series L-Share	•Lincoln Investor Advantage Fee-Based
•Lincoln ChoicePlus Design 1
The assets of the Variable Account are owned by the Company. The Variable Account’s assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.
Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.
Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.
Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of four hundred fifty-three available mutual funds (the Funds) of thirty open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. International Growth Fund - Series I Shares**
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. American Franchise Fund - Series II Shares
Invesco V.I. Balanced-Risk Allocation Fund - Series I Shares**
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares
Invesco V.I. Comstock Fund - Series I Shares**
Invesco V.I. Comstock Fund - Series II Shares
Invesco V.I. Core Equity Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series II Shares**
Invesco V.I. Diversified Dividend Fund - Series I Shares**
Invesco V.I. Diversified Dividend Fund - Series II Shares
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares**
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares
Invesco V.I. Equity and Income Fund - Series I Shares**
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. EQV International Equity Fund - Series I Shares
Invesco V.I. EQV International Equity Fund - Series II Shares
Invesco V.I. Global Fund - Series II Shares

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

Invesco V.I. Main Street Small Cap Fund®- Series I Shares**
Invesco V.I. Main Street Small Cap Fund®- Series II Shares

AllianceBernstein Variable Products Series Fund:
AB VPS Discovery Value Portfolio - Class A**
AB VPS Discovery Value Portfolio - Class B
AB VPS International Value Portfolio - Class A**
AB VPS International Value Portfolio - Class B**
AB VPS Large Cap Growth Portfolio - Class B
AB VPS Relative Value Portfolio - Class A**
AB VPS Relative Value Portfolio - Class B**
AB VPS Sustainable Global Thematic Portfolio - Class A**
AB VPS Sustainable Global Thematic Portfolio - Class B

ALPS Variable Investment Trust:
ALPS Global Opportunity Portfolio - Class I**
ALPS Global Opportunity Portfolio - Class III
ALPS/Alerian Energy Infrastructure Portfolio - Class I**
ALPS/Alerian Energy Infrastructure Portfolio - Class III

American Funds Insurance Series®:
American Funds Asset Allocation Fund - Class 1
American Funds Asset Allocation Fund - Class 1A**
American Funds Asset Allocation Fund - Class 4
American Funds Capital Income Builder® - Class 1
American Funds Capital Income Builder® - Class 1A**
American Funds Capital Income Builder® - Class 4
American Funds Capital World Bond Fund - Class 1
American Funds Capital World Bond Fund - Class 1A**
American Funds Capital World Growth and Income Fund - Class 1
American Funds Capital World Growth and Income Fund - Class 1A**
American Funds Global Balanced Fund - Class 1**
American Funds Global Balanced Fund - Class 1A**
American Funds Global Balanced Fund - Class 4**
American Funds Global Growth Fund - Class 1**
American Funds Global Growth Fund - Class 1A**
American Funds Global Growth Fund - Class 2
American Funds Global Growth Fund - Class 4
American Funds Global Small Capitalization Fund - Class 1
American Funds Global Small Capitalization Fund - Class 1A**
American Funds Global Small Capitalization Fund - Class 2
American Funds Global Small Capitalization Fund - Class 4
American Funds Growth Fund - Class 1
American Funds Growth Fund - Class 1A**
American Funds Growth Fund - Class 2
American Funds Growth Fund - Class 4
American Funds Growth-Income Fund - Class 1
American Funds Growth-Income Fund - Class 1A**
American Funds Growth-Income Fund - Class 2
American Funds Growth-Income Fund - Class 4
American Funds High-Income Trust - Class 1**
American Funds High-Income Trust - Class 1A**
American Funds International Fund - Class 1
American Funds International Fund - Class 1A**
American Funds International Fund - Class 2
American Funds International Fund - Class 4
American Funds International Growth and Income Fund - Class 1

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

American Funds International Growth and Income Fund - Class 1A**
American Funds Managed Risk Asset Allocation Fund - Class P1**
American Funds Managed Risk Asset Allocation Fund - Class P2
American Funds Managed Risk Growth Fund - Class P1**
American Funds Managed Risk Growth-Income Fund - Class P1**
American Funds Managed Risk International Fund - Class P1**
American Funds Managed Risk Washington Mutual Investors Fund - Class P1**
American Funds Mortgage Fund - Class 1
American Funds Mortgage Fund - Class 1A**
American Funds Mortgage Fund - Class 4
American Funds New World Fund® - Class 1
American Funds New World Fund® - Class 1A**
American Funds New World Fund® - Class 4
American Funds The Bond Fund of America - Class 1
American Funds The Bond Fund of America - Class 1A**
American Funds U.S. Government Securities Fund - Class 1**
American Funds U.S. Government Securities Fund - Class 1A**
American Funds Washington Mutual Investors Fund - Class 1
American Funds Washington Mutual Investors Fund - Class 1A**
American Funds Washington Mutual Investors Fund - Class 4

Columbia Funds Variable Insurance Trust:
Columbia VP Strategic Income Fund - Class 1**
Columbia VP Strategic Income Fund - Class 2

Columbia Funds Variable Series Trust II:
Columbia VP Commodity Strategy Fund - Class 1**
Columbia VP Commodity Strategy Fund - Class 2
Columbia VP Emerging Markets Bond Fund - Class 1**
Columbia VP Emerging Markets Bond Fund - Class 2

Delaware VIP® Trust:
Macquarie VIP Emerging Markets Series - Service Class
Macquarie VIP Emerging Markets Series - Standard Class**
Macquarie VIP Small Cap Value Series - Service Class
Macquarie VIP Small Cap Value Series - Standard Class

Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index VIP Portfolio - Class A
DWS Equity 500 Index VIP Portfolio - Class B**
DWS Small Cap Index VIP Portfolio - Class A
DWS Small Cap Index VIP Portfolio - Class B**

Deutsche DWS Variable Series II:
DWS Alternative Asset Allocation VIP Portfolio - Class A
DWS Alternative Asset Allocation VIP Portfolio - Class B

Eaton Vance Variable Trust:
Eaton Vance VT Floating-Rate Income Fund - ADV Class**
Eaton Vance VT Floating-Rate Income Fund - Initial Class

Fidelity® Variable Insurance Products:
Fidelity® VIP Balanced Portfolio - Initial Class**
Fidelity® VIP Balanced Portfolio - Service Class 2
Fidelity® VIP Consumer Discretionary Portfolio - Initial Class**
Fidelity® VIP Consumer Discretionary Portfolio - Service Class 2
Fidelity® VIP Consumer Staples Portfolio - Initial Class**

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

Fidelity® VIP Consumer Staples Portfolio - Service Class 2
Fidelity® VIP Contrafund® Portfolio - Initial Class**
Fidelity® VIP Contrafund® Portfolio - Service Class**
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Fidelity® VIP Financials Portfolio - Initial Class**
Fidelity® VIP Financials Portfolio - Service Class 2
Fidelity® VIP FundsManager® 50% Portfolio - Investor Class**
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Service Class**
Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® VIP Mid Cap Portfolio - Initial Class**
Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class**
Fidelity® VIP Overseas Portfolio - Service Class**
Fidelity® VIP Overseas Portfolio - Service Class 2**
Fidelity® VIP Strategic Income Portfolio - Initial Class**
Fidelity® VIP Strategic Income Portfolio - Service Class 2
Fidelity® VIP Technology Portfolio - Initial Class**
Fidelity® VIP Technology Portfolio - Service Class 2

First Trust Variable Insurance Trust:
First Trust Capital Strength Hedged Equity Portfolio - Class I
First Trust Capital Strength Portfolio - Class I
First Trust Dorsey Wright Tactical Core Portfolio - Class I
First Trust Growth Strength Portfolio - Class I
First Trust International Developed Capital Strength Portfolio - Class I
First Trust Multi Income Allocation Portfolio - Class I
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I

Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund - Class 1**
Franklin Allocation VIP Fund - Class 4
Franklin Income VIP Fund - Class 1**
Franklin Income VIP Fund - Class 2
Franklin Income VIP Fund - Class 4
Franklin Mutual Shares VIP Fund - Class 1**
Franklin Mutual Shares VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 4
Franklin Rising Dividends VIP Fund - Class 1**
Franklin Rising Dividends VIP Fund - Class 4
Franklin Small Cap Value VIP Fund - Class 1**
Franklin Small Cap Value VIP Fund - Class 4
Franklin Small-Mid Cap Growth VIP Fund - Class 1**
Franklin Small-Mid Cap Growth VIP Fund - Class 2**
Franklin Small-Mid Cap Growth VIP Fund - Class 4
Templeton Foreign VIP Fund - Class 1**
Templeton Foreign VIP Fund - Class 4
Templeton Global Bond VIP Fund - Class 1**
Templeton Global Bond VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 4
Templeton Growth VIP Fund - Class 1**
Templeton Growth VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs VIT Government Money Market Fund - Institutional Shares**
Goldman Sachs VIT Government Money Market Fund - Service Shares

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

Goldman Sachs VIT Large Cap Value Fund - Service Shares
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Institutional Shares**

Hartford Series Fund, Inc.:
Hartford Capital Appreciation HLS Fund - Class IA**
Hartford Capital Appreciation HLS Fund - Class IC

Ivy Variable Insurance Portfolios:
Macquarie VIP Asset Strategy Series - Service Class
Macquarie VIP Asset Strategy Series - Standard Class**
Macquarie VIP Energy Series - Service Class
Macquarie VIP Energy Series - Standard Class**
Macquarie VIP High Income Series - Service Class
Macquarie VIP High Income Series - Standard Class**
Macquarie VIP Mid Cap Growth Series - Service Class
Macquarie VIP Mid Cap Growth Series - Standard Class**
Macquarie VIP Science and Technology Series - Service Class
Macquarie VIP Science and Technology Series - Standard Class**
Macquarie VIP Small Cap Growth Series - Service Class
Macquarie VIP Small Cap Growth Series - Standard Class**

Janus Aspen Series:
Janus Henderson Balanced Portfolio - Service Shares
Janus Henderson Enterprise Portfolio - Service Shares
Janus Henderson Global Research Portfolio - Service Shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Growth Portfolio - Class I**
ClearBridge Variable Growth Portfolio - Class II
ClearBridge Variable Large Cap Growth Portfolio - Class I**
ClearBridge Variable Large Cap Growth Portfolio - Class II
ClearBridge Variable Mid Cap Portfolio - Class I**
ClearBridge Variable Mid Cap Portfolio - Class II
Franklin Multi-Asset Variable Conservative Growth - Class I**
Franklin Multi-Asset Variable Conservative Growth - Class II

Lincoln Variable Insurance Products Trust*:
Lincoln Hedged Nasdaq-100 Fund - Service Class
Lincoln Hedged Nasdaq-100 Fund - Standard Class**
Lincoln Hedged S&P 500 Conservative Fund - Service Class
Lincoln Hedged S&P 500 Conservative Fund - Standard Class**
Lincoln Hedged S&P 500 Fund - Service Class
Lincoln Hedged S&P 500 Fund - Standard Class**
Lincoln Opportunistic Hedged Equity Fund - Service Class
Lincoln Opportunistic Hedged Equity Fund - Standard Class**
LVIP AllianceBernstein Large Cap Growth Fund - Service Class
LVIP AllianceBernstein Large Cap Growth Fund - Standard Class**
LVIP American Balanced Allocation Fund - Service Class
LVIP American Balanced Allocation Fund - Standard Class
LVIP American Century Balanced Fund - Service Class
LVIP American Century Balanced Fund - Standard Class II**
LVIP American Century Capital Appreciation Fund - Service Class
LVIP American Century Capital Appreciation Fund - Standard Class II**
LVIP American Century Disciplined Core Value Fund - Service Class**
LVIP American Century Disciplined Core Value Fund - Standard Class II**
LVIP American Century Inflation Protection Fund - Service Class

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

LVIP American Century Inflation Protection Fund - Standard Class II**
LVIP American Century International Fund - Service Class
LVIP American Century International Fund - Standard Class II**
LVIP American Century Large Company Value Fund - Service Class
LVIP American Century Large Company Value Fund - Standard Class II
LVIP American Century Mid Cap Value Fund - Service Class
LVIP American Century Mid Cap Value Fund - Standard Class II**
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class
LVIP American Century Select Mid Cap Managed Volatility Fund - Standard Class**
LVIP American Century Ultra Fund - Service Class
LVIP American Century Ultra Fund - Standard Class**
LVIP American Century Ultra Fund - Standard Class II**
LVIP American Century Value Fund - Service Class
LVIP American Century Value Fund - Standard Class II**
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class
LVIP American Global Balanced Allocation Managed Risk Fund - Standard Class**
LVIP American Global Growth Allocation Managed Risk Fund - Service Class
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class
LVIP American Global Growth Fund - Service Class II
LVIP American Global Small Capitalization Fund - Service Class II
LVIP American Growth Allocation Fund - Service Class
LVIP American Growth Allocation Fund - Standard Class**
LVIP American Growth Fund - Service Class II
LVIP American Growth-Income Fund - Service Class II
LVIP American Income Allocation Fund - Standard Class**
LVIP American International Fund - Service Class II
LVIP American Preservation Fund - Service Class
LVIP American Preservation Fund - Standard Class**
LVIP Baron Growth Opportunities Fund - Service Class
LVIP Baron Growth Opportunities Fund - Standard Class**
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class
LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class**
LVIP BlackRock Global Allocation Fund - Service Class
LVIP BlackRock Global Allocation Fund - Standard Class
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class
LVIP BlackRock Global Allocation Managed Risk Fund - Standard Class**
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class**
LVIP BlackRock Inflation Protected Bond Fund - Service Class
LVIP BlackRock Inflation Protected Bond Fund - Standard Class
LVIP BlackRock Real Estate Fund - Service Class
LVIP BlackRock Real Estate Fund - Standard Class**
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class**
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
LVIP Blended Mid Cap Managed Volatility Fund - Service Class
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
LVIP Channing Small Cap Value Fund - Service Class
LVIP Channing Small Cap Value Fund - Standard Class**
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class
LVIP Dimensional International Core Equity Fund - Service Class
LVIP Dimensional International Core Equity Fund - Standard Class**
LVIP Dimensional International Equity Managed Volatility Fund - Service Class
LVIP Dimensional International Equity Managed Volatility Fund - Standard Class**
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class**
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class
LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class**
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class**
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class
LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class**
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class**
LVIP Global Conservative Allocation Managed Risk Fund - Service Class
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
LVIP Global Growth Allocation Managed Risk Fund - Service Class
LVIP Global Growth Allocation Managed Risk Fund - Standard Class**
LVIP Global Moderate Allocation Managed Risk Fund - Service Class
LVIP Global Moderate Allocation Managed Risk Fund - Standard Class**
LVIP Government Money Market Fund - Service Class
LVIP Government Money Market Fund - Standard Class
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class
LVIP JPMorgan Core Bond Fund - Service Class
LVIP JPMorgan Core Bond Fund - Standard Class**
LVIP JPMorgan High Yield Fund - Service Class
LVIP JPMorgan High Yield Fund - Standard Class**
LVIP JPMorgan Mid Cap Value Fund - Service Class
LVIP JPMorgan Mid Cap Value Fund - Standard Class**
LVIP JPMorgan Retirement Income Fund - Service Class
LVIP JPMorgan Retirement Income Fund - Standard Class**
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class**
LVIP JPMorgan Small Cap Core Fund - Service Class
LVIP JPMorgan Small Cap Core Fund - Standard Class**
LVIP JPMorgan U.S. Equity Fund - Service Class
LVIP JPMorgan U.S. Equity Fund - Standard Class**
LVIP Loomis Sayles Global Growth Fund - Service Class
LVIP Loomis Sayles Global Growth Fund - Standard Class**
LVIP Macquarie Bond Fund - Service Class
LVIP Macquarie Bond Fund - Standard Class
LVIP Macquarie Diversified Floating Rate Fund - Service Class
LVIP Macquarie Diversified Floating Rate Fund - Standard Class**
LVIP Macquarie Diversified Income Fund - Service Class
LVIP Macquarie Diversified Income Fund - Standard Class
LVIP Macquarie High Yield Fund - Service Class
LVIP Macquarie High Yield Fund - Standard Class
LVIP Macquarie Limited-Term Diversified Income Fund - Service Class
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class
LVIP Macquarie Mid Cap Value Fund - Service Class
LVIP Macquarie Mid Cap Value Fund - Standard Class**

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

LVIP Macquarie SMID Cap Core Fund - Service Class
LVIP Macquarie SMID Cap Core Fund - Standard Class
LVIP Macquarie Social Awareness Fund - Service Class
LVIP Macquarie Social Awareness Fund - Standard Class
LVIP Macquarie U.S. Growth Fund - Service Class
LVIP Macquarie U.S. Growth Fund - Standard Class**
LVIP Macquarie U.S. REIT Fund - Service Class
LVIP Macquarie U.S. REIT Fund - Standard Class
LVIP Macquarie Value Fund - Service Class
LVIP Macquarie Value Fund - Standard Class
LVIP Macquarie Wealth Builder Fund - Service Class
LVIP Macquarie Wealth Builder Fund - Standard Class
LVIP MFS International Growth Fund - Service Class
LVIP MFS International Growth Fund - Standard Class**
LVIP MFS Value Fund - Service Class
LVIP MFS Value Fund - Standard Class**
LVIP Mondrian Global Income Fund - Service Class
LVIP Mondrian Global Income Fund - Standard Class**
LVIP Mondrian International Value Fund - Service Class
LVIP Mondrian International Value Fund - Standard Class
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class
LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class**
LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class
LVIP Multi-Manager International Equity Managed Volatility Fund - Standard Class**
LVIP PIMCO Low Duration Bond Fund - Service Class
LVIP PIMCO Low Duration Bond Fund - Standard Class
LVIP SSGA Bond Index Fund - Service Class
LVIP SSGA Bond Index Fund - Standard Class
LVIP SSGA Conservative Index Allocation Fund - Service Class
LVIP SSGA Conservative Index Allocation Fund - Standard Class**
LVIP SSGA Emerging Markets Equity Index Fund - Service Class
LVIP SSGA Emerging Markets Equity Index Fund - Standard Class**
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class**
LVIP SSGA International Index Fund - Service Class
LVIP SSGA International Index Fund - Standard Class**
LVIP SSGA International Managed Volatility Fund - Service Class
LVIP SSGA International Managed Volatility Fund - Standard Class**
LVIP SSGA Large Cap Managed Volatility Fund - Service Class
LVIP SSGA Large Cap Managed Volatility Fund - Standard Class**
LVIP SSGA Mid-Cap Index Fund - Service Class
LVIP SSGA Mid-Cap Index Fund - Standard Class
LVIP SSGA Moderate Index Allocation Fund - Service Class
LVIP SSGA Moderate Index Allocation Fund - Standard Class**
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class**
LVIP SSGA Nasdaq-100 Index Fund - Service Class
LVIP SSGA Nasdaq-100 Index Fund - Standard Class**
LVIP SSGA S&P 500 Index Fund - Service Class
LVIP SSGA S&P 500 Index Fund - Standard Class
LVIP SSGA Short-Term Bond Index Fund - Service Class
LVIP SSGA Short-Term Bond Index Fund - Standard Class**
LVIP SSGA Small-Cap Index Fund - Service Class
LVIP SSGA Small-Cap Index Fund - Standard Class
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class
LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class**
LVIP Structured Conservative Allocation Fund - Service Class

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

LVIP Structured Conservative Allocation Fund - Standard Class**
LVIP Structured Moderate Allocation Fund - Service Class
LVIP Structured Moderate Allocation Fund - Standard Class**
LVIP Structured Moderately Aggressive Allocation Fund - Service Class
LVIP Structured Moderately Aggressive Allocation Fund - Standard Class**
LVIP T. Rowe Price 2020 Fund - Service Class
LVIP T. Rowe Price 2020 Fund - Standard Class**
LVIP T. Rowe Price 2030 Fund - Service Class
LVIP T. Rowe Price 2030 Fund - Standard Class**
LVIP T. Rowe Price 2040 Fund - Service Class**
LVIP T. Rowe Price 2040 Fund - Standard Class**
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class**
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class
LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class**
LVIP Vanguard Bond Allocation Fund - Service Class
LVIP Vanguard Bond Allocation Fund - Standard Class
LVIP Vanguard Domestic Equity ETF Fund - Service Class
LVIP Vanguard Domestic Equity ETF Fund - Standard Class**
LVIP Vanguard International Equity ETF Fund - Service Class
LVIP Vanguard International Equity ETF Fund - Standard Class**
LVIP Wellington SMID Cap Value Fund - Service Class
LVIP Wellington SMID Cap Value Fund - Standard Class**
LVIP Western Asset Core Bond Fund - Service Class
LVIP Western Asset Core Bond Fund - Standard Class**

Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC
Lord Abbett Series Fund Developing Growth Portfolio - Class VC
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC

MFS® Variable Insurance Trust:
MFS® VIT Growth Series - Initial Class
MFS® VIT Growth Series - Service Class
MFS® VIT Total Return Series - Initial Class
MFS® VIT Total Return Series - Service Class
MFS® VIT Utilities Series - Initial Class
MFS® VIT Utilities Series - Service Class

MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio - Service Class
MFS® VIT II International Intrinsic Value Portfolio - Initial Class**
MFS® VIT II International Intrinsic Value Portfolio - Service Class

Morgan Stanley Variable Insurance Fund, Inc. (VIF):
Morgan Stanley VIF Growth Portfolio - Class II**

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class**
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class

Northern Lights Variable Trust:
TOPS® Balanced ETF Portfolio - Service Class Shares**
TOPS® Moderate Growth ETF Portfolio - Service Class Shares**

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

PIMCO Variable Insurance Trust:
PIMCO VIT All Asset Portfolio - Advisor Class
PIMCO VIT All Asset Portfolio - Institutional Class**
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class**
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Institutional Class**
PIMCO VIT Dynamic Bond Portfolio - Advisor Class
PIMCO VIT Dynamic Bond Portfolio - Institutional Class**
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
PIMCO VIT Emerging Markets Bond Portfolio - Institutional Class**

Putnam Variable Trust:
Putnam VT George Putnam Balanced Fund - Class IA**
Putnam VT George Putnam Balanced Fund - Class IB
Putnam VT Global Health Care Fund - Class IA**
Putnam VT Global Health Care Fund - Class IB
Putnam VT Income Fund - Class IA**
Putnam VT Income Fund - Class IB
Putnam VT Large Cap Value Fund - Class IA**
Putnam VT Large Cap Value Fund - Class IB
Putnam VT Sustainable Future Fund - Class IA**
Putnam VT Sustainable Future Fund - Class IB
Putnam VT Sustainable Leaders Fund - Class IA**
Putnam VT Sustainable Leaders Fund - Class IB

Rydex Variable Trust:
Guggenheim VT Multi-Hedge Strategies

VanEck VIP Trust:
VanEck VIP Global Resources Fund - Class S Shares
VanEck VIP Global Resources Fund - Initial Class Shares**

Virtus Variable Insurance Trust:
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class I Shares**
* Denotes an affiliate of the Company
** Available fund with no money invested at December 31, 2024
Each subaccount invests in shares of a single underlying Fund. The investment performance of the subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders’ investments in the Fund and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.
Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2024. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.
Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account’s investments in the Funds have not been classified in the fair value hierarchy.
Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)
ASC 946-10-15, “Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions” provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity’s purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.
Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.
Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a “life insurance company” under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account’s Net Investment Income (Loss) and the Net Realized Gain (Loss) on Investments.
Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state, and mortality tables based on issue year. For issue years 2015 and later, the 2012 IAM Table is used. Issue years 1998 to 2014 use the A2000 individual mortality table. Issue years 1985 to 1997 use the 1983a individual mortality table. Issue years 1976 to 1985 use the 1971 individual mortality table. Tables used for issues prior to 1976 include the Code Progressive with 4-year setback table and Code 49 table.
Segment Reporting: In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of its operations.
Each subaccount of the Variable Account constitutes a single operating segment and therefore, a single reportable segment because the CODM manages the activities of the Variable Account using information of each fund. The Variable Account is engaged in a single line of business as a registered unit investment trust. The Variable Account is a funding vehicle for individual variable annuity contracts with assets owned by the Company to support the liabilities of the applicable insurance contracts. The subaccounts have identified the Board of Directors of the Lincoln Financial Investments Corporation as the chief operating decision maker ("CODM") as the Variable Account does not have employees and is not a separate legal entity.
The CODM uses Net Increase (Decrease) in Net Assets Resulting from Operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the subaccounts within the Variable Account. The accounting policies used to measure profit and loss of the segments are the same as those described in the Accounting Policies and Variable Account Information (see note 1). The measure of segment assets is reported on the Statements of assets and liabilities as Total Assets and significant segment expenses are listed on the Statements of operations. Refer to the Statements of operations and Statements of changes in net assets for each subaccount's operating segment results as of December 31, 2024 and 2023.
Investment Fund Changes: During 2023, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2023, the 2023 Statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2023:

Fidelity® VIP Consumer Discretionary Portfolio - Initial Class	First Trust Growth Strength Portfolio – Class I
Fidelity® VIP Consumer Discretionary Portfolio - Service Class 2	Lincoln Opportunistic Hedged Equity Fund - Service Class
Fidelity® VIP Consumer Staples Portfolio - Initial Class	Lincoln Opportunistic Hedged Equity Fund - Standard Class
Fidelity® VIP Consumer Staples Portfolio - Service Class 2	LVIP JPMorgan Mid Cap Value Fund - Service Class
Fidelity® VIP Financials Portfolio - Initial Class	LVIP JPMorgan Mid Cap Value Fund - Standard Class
Fidelity® VIP Financials Portfolio - Service Class 2	LVIP JPMorgan Small Cap Core Fund - Service Class
Fidelity® VIP Technology Portfolio - Initial Class	LVIP JPMorgan U.S. Equity Fund - Service Class
Fidelity® VIP Technology Portfolio - Service Class 2	Putnam VT Sustainable Future Fund - Class IA
First Trust Capital Strength Hedged Equity Portfolio – Class I	Putnam VT Sustainable Leaders Fund - Class IA

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)
Also during 2023, the Lincoln Variable Insurance Products Trust assumed the assets and liabilities of the JPMorgan Insurance Trust. The following funds were affected:

Predecessor Fund	Fund
JPMorgan Insurance Trust Core Bond Portfolio - Class 2	LVIP JPMorgan Core Bond Fund - Service Class
JPMorgan Insurance Trust Core Bond Portfolio - Class 1	LVIP JPMorgan Core Bond Fund - Standard Class
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1	LVIP JPMorgan Small Cap Core Fund - Standard Class
JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1	LVIP JPMorgan U.S. Equity Fund - Standard Class
Also during 2023, the following funds changed their names:

Previous Fund Name	New Fund Name
AB VPS Small/Mid Cap Value Portfolio - Class A	AB VPS Discovery Value Portfolio - Class A
AB VPS Small/Mid Cap Value Portfolio - Class B	AB VPS Discovery Value Portfolio - Class B
AB VPS Growth and Income Portfolio - Class A	AB VPS Relative Value Portfolio - Class A
AB VPS Growth and Income Portfolio - Class B	AB VPS Relative Value Portfolio - Class B
ALPS/Red Rocks Global Opportunity Portfolio - Class I	ALPS Global Opportunity Portfolio - Class I
ALPS/Red Rocks Global Opportunity Portfolio - Class III	ALPS Global Opportunity Portfolio - Class III
Lincoln Nasdaq-100 Buffer Fund Sep - Service Class	Lincoln Hedged Nasdaq-100 Fund - Service Class
Lincoln Nasdaq-100 Buffer Fund Dec - Service Class	Lincoln Hedged Nasdaq-100 Fund 2 - Service Class
Lincoln S&P 500 Ultra Buffer Fund Aug - Service Class	Lincoln Hedged S&P 500 Conservative Fund - Service Class
Lincoln S&P 500 Buffer Fund Nov - Service Class	Lincoln Hedged S&P 500 Conservative Fund 2 - Service Class
Lincoln S&P 500 Buffer Fund Aug - Service Class	Lincoln Hedged S&P 500 Fund - Service Class
Lincoln S&P 500 Ultra Buffer Fund Nov - Service Class	Lincoln Hedged S&P 500 Fund 2 - Service Class
LVIP BlackRock Global Real Estate Fund - Service Class	LVIP BlackRock Real Estate Fund - Service Class
LVIP BlackRock Global Real Estate Fund - Standard Class	LVIP BlackRock Real Estate Fund - Standard Class
LVIP Delaware REIT Fund - Service Class	LVIP Delaware U.S. REIT Fund - Service Class
LVIP Delaware REIT Fund - Standard Class	LVIP Delaware U.S. REIT Fund - Standard Class
LVIP SSGA Emerging Markets 100 Fund - Service Class	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
LVIP SSGA Emerging Markets 100 Fund - Standard Class	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
LVIP SSGA Developed International 150 Fund - Service Class	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class
LVIP SSGA Developed International 150 Fund - Standard Class	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class
LVIP SSGA Large Cap 100 Fund - Service Class	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class
LVIP SSGA Large Cap 100 Fund - Standard Class	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class
LVIP SSGA Small-Mid Cap 200 Fund - Service Class	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class
LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class
LVIP Global Income Fund - Service Class	LVIP Mondrian Global Income Fund - Service Class
LVIP Global Income Fund - Standard Class	LVIP Mondrian Global Income Fund - Standard Class
LVIP SSGA Conservative Structured Allocation Fund - Service Class	LVIP Structured Conservative Allocation Fund - Service Class
LVIP SSGA Conservative Structured Allocation Fund - Standard Class	LVIP Structured Conservative Allocation Fund - Standard Class
LVIP SSGA Moderate Structured Allocation Fund - Service Class	LVIP Structured Moderate Allocation Fund - Service Class
LVIP SSGA Moderate Structured Allocation Fund - Standard Class	LVIP Structured Moderate Allocation Fund - Standard Class
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Service Class	LVIP Structured Moderately Aggressive Allocation Fund - Service Class
LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)
Also during 2023, the following funds ceased to be available as investment options to Variable Account contract owners:

JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	JPMorgan Insurance Trust Income Builder Portfolio - Class 2
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	Putnam VT Multi-Asset Absolute Return Fund - Class IA
JPMorgan Insurance Trust Income Builder Portfolio - Class 1	Putnam VT Multi-Asset Absolute Return Fund - Class IB
During 2024, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2024, the 2024 Statements of operations and Statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2024:

Lincoln Hedged Nasdaq-100 Fund - Standard Class	LVIP American Century Disciplined Core Value Fund - Service Class
Lincoln Hedged S&P 500 Conservative Fund - Standard Class	LVIP American Century International Fund - Service Class
Lincoln Hedged S&P 500 Fund - Standard Class	LVIP American Century Mid Cap Value Fund - Service Class
LVIP American Century Capital Appreciation Fund - Service Class	LVIP American Century Ultra Fund - Standard Class II
LVIP American Century Capital Appreciation Fund - Standard Class II	LVIP American Century Value Fund - Standard Class II
Also during 2024, the Lincoln Variable Insurance Products Trust assumed the assets and liabilities of the American Century Variable Portfolios, Inc. The following funds were affected:

Predecessor Fund	Fund
American Century VP Balanced Fund - Class II	LVIP American Century Balanced Fund - Service Class
American Century VP Balanced Fund - Class I	LVIP American Century Balanced Fund - Standard Class II
American Century VP Disciplined Core Value Fund - Class I	LVIP American Century Disciplined Core Value Fund - Standard Class II
American Century VP Inflation Protection Fund - Class II	LVIP American Century Inflation Protection Fund - Service Class
American Century VP Inflation Protection Fund - Class I	LVIP American Century Inflation Protection Fund - Standard Class II
American Century VP International Fund - Class I	LVIP American Century International Fund - Standard Class II
American Century VP Large Company Value Fund - Class II	LVIP American Century Large Company Value Fund - Service Class
American Century VP Large Company Value Fund - Class I	LVIP American Century Large Company Value Fund - Standard Class II
American Century VP Mid Cap Value - Class I	LVIP American Century Mid Cap Value Fund - Standard Class II
American Century VP Value Fund - Class II	LVIP American Century Value Fund - Service Class
Also during 2024, the following funds changed their names:

Previous Fund Name	New Fund Name
ClearBridge Variable Aggressive Growth Portfolio - Class I	ClearBridge Variable Growth Portfolio - Class I
ClearBridge Variable Aggressive Growth Portfolio - Class II	ClearBridge Variable Growth Portfolio - Class II
Lincoln Nasdaq-100 Buffer Fund Mar - Service Class	Lincoln Hedged Nasdaq-100 Fund 3 - Service Class
Lincoln Nasdaq-100 Buffer Fund Jun - Service Class	Lincoln Hedged Nasdaq-100 Fund 4 - Service Class
Lincoln S&P 500 Ultra Buffer Fund May - Service Class	Lincoln Hedged S&P 500 Conservative Fund - Service Class
Lincoln S&P 500 Ultra Buffer Fund Feb - Service Class	Lincoln Hedged S&P 500 Conservative Fund 3 - Service Class
Lincoln Hedged S&P 500 Conservative Fund - Service Class	Lincoln Hedged S&P 500 Conservative Fund 4 - Service Class
Lincoln S&P 500 Buffer Fund May - Service Class	Lincoln Hedged S&P 500 Fund - Service Class
Lincoln S&P 500 Buffer Fund Feb - Service Class	Lincoln Hedged S&P 500 Fund 3 - Service Class
Lincoln Hedged S&P 500 Fund - Service Class	Lincoln Hedged S&P 500 Fund 4 - Service Class
LVIP T. Rowe Price Growth Stock Fund - Service Class	LVIP AllianceBernstein Large Cap Growth Fund - Service Class
LVIP T. Rowe Price Growth Stock Fund - Standard Class	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class
LVIP Delaware Bond Fund - Service Class	LVIP Macquarie Bond Fund - Service Class
LVIP Delaware Bond Fund - Standard Class	LVIP Macquarie Bond Fund - Standard Class
LVIP Delaware Diversified Floating Rate Fund - Service Class	LVIP Macquarie Diversified Floating Rate Fund - Service Class
LVIP Delaware Diversified Floating Rate Fund - Standard Class	LVIP Macquarie Diversified Floating Rate Fund - Standard Class
LVIP Delaware Diversified Income Fund - Service Class	LVIP Macquarie Diversified Income Fund - Service Class
LVIP Delaware Diversified Income Fund - Standard Class	LVIP Macquarie Diversified Income Fund - Standard Class
LVIP Delaware High Yield Fund - Service Class	LVIP Macquarie High Yield Fund - Service Class
LVIP Delaware High Yield Fund - Standard Class	LVIP Macquarie High Yield Fund - Standard Class
LVIP Delaware Limited-Term Diversified Income Fund - Service Class	LVIP Macquarie Limited-Term Diversified Income Fund - Service Class
LVIP Delaware Limited-Term Diversified Income Fund - Standard Class	LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP Delaware Mid Cap Value Fund - Service Class	LVIP Macquarie Mid Cap Value Fund - Service Class
LVIP Delaware Mid Cap Value Fund - Standard Class	LVIP Macquarie Mid Cap Value Fund - Standard Class
LVIP Delaware SMID Cap Core Fund - Service Class	LVIP Macquarie SMID Cap Core Fund - Service Class
LVIP Delaware SMID Cap Core Fund - Standard Class	LVIP Macquarie SMID Cap Core Fund - Standard Class
LVIP Delaware Social Awareness Fund - Service Class	LVIP Macquarie Social Awareness Fund - Service Class
LVIP Delaware Social Awareness Fund - Standard Class	LVIP Macquarie Social Awareness Fund - Standard Class
LVIP Delaware U.S. Growth Fund - Service Class	LVIP Macquarie U.S. Growth Fund - Service Class
LVIP Delaware U.S. Growth Fund - Standard Class	LVIP Macquarie U.S. Growth Fund - Standard Class
LVIP Delaware U.S. REIT Fund - Service Class	LVIP Macquarie U.S. REIT Fund - Service Class
LVIP Delaware U.S. REIT Fund - Standard Class	LVIP Macquarie U.S. REIT Fund - Standard Class
LVIP Delaware Value Fund - Service Class	LVIP Macquarie Value Fund - Service Class
LVIP Delaware Value Fund - Standard Class	LVIP Macquarie Value Fund - Standard Class
LVIP Delaware Wealth Builder Fund - Service Class	LVIP Macquarie Wealth Builder Fund - Service Class
LVIP Delaware Wealth Builder Fund - Standard Class	LVIP Macquarie Wealth Builder Fund - Standard Class
LVIP MFS International Equity Managed Volatility Fund - Service Class	LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class
LVIP MFS International Equity Managed Volatility Fund - Standard Class	LVIP Multi-Manager International Equity Managed Volatility Fund - Standard Class
Delaware Ivy VIP Asset Strategy Portfolio - Class II	Macquarie VIP Asset Strategy Series - Service Class
Delaware Ivy VIP Asset Strategy Portfolio - Class I	Macquarie VIP Asset Strategy Series - Standard Class
Delaware VIP® Emerging Markets Series - Service Class	Macquarie VIP Emerging Markets Series - Service Class
Delaware VIP® Emerging Markets Series - Standard Class	Macquarie VIP Emerging Markets Series - Standard Class
Delaware Ivy VIP Energy Portfolio - Class II	Macquarie VIP Energy Series - Service Class
Delaware Ivy VIP Energy Portfolio - Class I	Macquarie VIP Energy Series - Standard Class
Delaware Ivy VIP High Income Portfolio - Class II	Macquarie VIP High Income Series - Service Class
Delaware Ivy VIP High Income Portfolio - Class I	Macquarie VIP High Income Series - Standard Class
Delaware Ivy VIP Mid Cap Growth Portfolio - Class II	Macquarie VIP Mid Cap Growth Series - Service Class
Delaware Ivy VIP Mid Cap Growth Portfolio - Class I	Macquarie VIP Mid Cap Growth Series - Standard Class
Delaware Ivy VIP Science and Technology Portfolio - Class II	Macquarie VIP Science and Technology Series - Service Class
Delaware Ivy VIP Science and Technology Portfolio - Class I	Macquarie VIP Science and Technology Series - Standard Class
Delaware Ivy VIP Small Cap Growth Portfolio - Class II	Macquarie VIP Small Cap Growth Series - Service Class
Delaware Ivy VIP Small Cap Growth Portfolio - Class I	Macquarie VIP Small Cap Growth Series - Standard Class
Delaware VIP® Small Cap Value Series - Service Class	Macquarie VIP Small Cap Value Series - Service Class
Delaware VIP® Small Cap Value Series - Standard Class	Macquarie VIP Small Cap Value Series - Standard Class

Also during 2024, the following fund mergers occurred:

Fund Acquired	Acquiring Fund
LVIP Wellington Capital Growth Fund - Service Class	LVIP American Century Ultra Fund - Service Class
LVIP Wellington Capital Growth Fund - Standard Class	LVIP American Century Ultra Fund - Standard Class
Also during 2024, the following funds ceased to be available as investment options to Variable Account contract owners:

First Trust Capital Strength Portfolio - Class II	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II
First Trust Dorsey Wright Tactical Core Portfolio - Class II	Guggenheim VT Long Short Equity
First Trust International Developed Capital Strength Portfolio - Class II	Morgan Stanley VIF Global Infrastructure Portfolio - Class I
First Trust Multi Income Allocation Portfolio - Class II	Morgan Stanley VIF Global Infrastructure Portfolio - Class II

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
1. Accounting Policies and Variable Account Information (continued)
Also during 2024, the following fund liquidations occurred:

Liquidating Fund Name	New Fund Name
Lincoln Hedged Nasdaq-100 Fund 2 - Service Class	Lincoln Hedged Nasdaq-100 Fund - Service Class
Lincoln Hedged Nasdaq-100 Fund 3 - Service Class	Lincoln Hedged Nasdaq-100 Fund - Service Class
Lincoln Hedged Nasdaq-100 Fund 4 - Service Class	Lincoln Hedged Nasdaq-100 Fund - Service Class
Lincoln Hedged S&P 500 Conservative Fund 2 - Service Class	Lincoln Hedged S&P 500 Conservative Fund - Service Class
Lincoln Hedged S&P 500 Conservative Fund 3 - Service Class	Lincoln Hedged S&P 500 Conservative Fund - Service Class
Lincoln Hedged S&P 500 Conservative Fund 4 - Service Class	Lincoln Hedged S&P 500 Conservative Fund - Service Class
Lincoln Hedged S&P 500 Fund 2 - Service Class	Lincoln Hedged S&P 500 Fund - Service Class
Lincoln Hedged S&P 500 Fund 3 - Service Class	Lincoln Hedged S&P 500 Fund - Service Class
Lincoln Hedged S&P 500 Fund 4 - Service Class	Lincoln Hedged S&P 500 Fund - Service Class

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
2. Mortality and Expense Guarantees and Other Transactions with Affiliates
Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the Statements of operations. The ranges of rates are as follows for the thirty-one contract types within the Variable Account:

-Lincoln ChoicePlus Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)
-Lincoln ChoicePlus Advisory at a daily rate of .0005479% to .0056164% (.20% to 2.05% on an annual basis)
-Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)
-Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)
-Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0071233% (.60% to 2.60% on an annual basis)
-Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)
For policies issued on or after to 5/22/17 at a daily rate of .0005479% to .0057534% (.20% to 2.10% on an annual basis)
-Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
-Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)
-Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0091781% (1.40% to 3.35% on an annual basis)
-Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)
-Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0095890% (1.40% to 3.50% on an annual basis)
-Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)
-Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0045205% to .0095890% (1.65% to 3.50% on an annual basis)
-Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0045205% to .0095890% (1.65% to 3.50% on an annual basis)
-Lincoln ChoicePlus at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis)
-Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0080822% (1.10% to 2.95% on an annual basis)
-Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)
-Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0093151% (1.10% to 3.40% on an annual basis)
-Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (.80% to 2.35% on an annual basis)
-Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0089041% (1.40% to 3.25% on an annual basis)
-Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0090411% (1.40% to 3.30% on an annual basis)
-Lincoln ChoicePlus II at a daily rate of .0034247% to .0082192% (1.25% to 3.00% on an annual basis)
-Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
-Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0084932% (1.25% to 3.10% on an annual basis)
-Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0094521% (1.40% to 3.45% on an annual basis)
-Lincoln Core Income at a daily rate of .0015068% to .0031507% (.55% to 1.15% on an annual basis)
-Lincoln InvestmentSolutions at a daily rate of .0016438% to .0067123% (.60% to 2.45% on an annual basis)
-Lincoln Investor Advantage Advisory at a daily rate of .0002740% to .0013699% (.10% to .50% on an annual basis)
-Lincoln Investor Advantage B Share at a daily rate of .0026027% to .0041096% (.95% to 1.50% on an annual basis)
-Lincoln Investor Advantage C-Share at a daily rate of .0034247% to .0045205% (1.25% to 1.65% on an annual basis)
-Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (.15% to .70% on an annual basis)
The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2024 and 2023 were $27,692,174 and $27,511,555, respectively.
For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the year ended December 31, 2024, there were no sales charges retained by the Company. For the year ended December 31, 2023, sales charges amounted to $1,973.
Surrender, contract and all other charges are included within Net unit transactions on the Statements of changes in net assets.

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights
A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2024, follows:

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

AB VPS Discovery Value Portfolio - Class B	2024		0.30%	3.25%	14.50	64.68	275,625	10,711,909	6.21%	9.39%	0.64%
	2023		0.10%	3.25%	14.79	59.90	315,449	11,293,079	13.13%	16.75%	0.81%
	2022		0.10%	3.25%	13.03	52.08	335,666	10,488,190	-18.51%	-15.90%	0.84%
	2021		0.10%	3.25%	15.94	62.87	354,316	13,307,885	31.27%	34.77%	0.62%
	2020		0.65%	3.25%	12.10	47.11	327,609	9,450,472	-0.04%	2.39%	0.80%

AB VPS Large Cap Growth Portfolio - Class B	2024		1.40%	2.10%	35.07	82.19	5,706	237,624	22.36%	23.22%	0.00%
	2023		1.40%	2.10%	28.53	66.84	5,949	204,827	31.99%	32.92%	0.00%
	2022		1.40%	2.10%	21.52	50.38	6,568	178,021	-30.17%	-29.68%	0.00%
	2021		1.40%	2.10%	30.68	71.78	13,459	522,623	26.48%	26.86%	0.00%
	2020		1.40%	1.70%	24.25	56.71	14,686	420,111	32.87%	33.27%	0.00%

AB VPS Sustainable Global Thematic Portfolio - Class B	2024		0.50%	2.70%	12.73	41.41	86,288	2,503,158	3.14%	5.44%	0.00%
	2023		1.10%	2.70%	12.18	39.71	98,072	2,719,052	12.62%	14.44%	0.03%
	2022		0.80%	2.80%	10.67	34.88	104,034	2,553,762	-29.18%	-27.75%	0.00%
	2021		0.80%	2.80%	14.86	48.66	104,337	3,559,563	19.20%	21.61%	0.00%
	2020		0.80%	2.80%	12.30	40.34	109,302	3,080,003	35.24%	38.00%	0.44%

ALPS Global Opportunity Portfolio - Class III	2024		0.95%	1.50%	16.16	20.08	26,032	454,219	16.25%	16.89%	6.52%
	2023		0.95%	1.50%	13.88	17.20	34,786	535,701	26.88%	27.58%	0.00%
	2022		0.95%	1.50%	11.13	13.50	34,874	419,424	-29.97%	-29.58%	12.85%
	2021		0.95%	1.50%	15.80	19.21	30,815	535,419	22.09%	22.76%	4.58%
	2020		0.95%	1.50%	12.87	15.67	29,156	417,813	7.62%	8.22%	11.59%

ALPS/Alerian Energy Infrastructure Portfolio - Class III	2024		0.10%	1.50%	14.45	20.37	63,358	1,141,368	38.51%	40.46%	3.57%
	2023		0.10%	1.50%	10.43	14.50	87,939	1,157,352	12.21%	13.79%	2.96%
	2022		0.95%	1.50%	9.30	11.86	96,230	1,101,178	15.58%	16.21%	4.80%
	2021		0.95%	1.50%	8.05	10.21	64,876	610,458	35.72%	36.47%	1.28%
	2020		0.95%	1.50%	5.93	7.48	32,069	204,647	-26.24%	-25.84%	2.88%

American Funds Asset Allocation Fund - Class 1	2024		0.65%	0.65%	30.67	30.67	242	7,422	15.98%	15.98%	2.42%
	2023		0.65%	0.65%	26.44	26.44	249	6,586	13.81%	13.81%	2.50%
	2022		0.65%	0.65%	23.23	23.23	246	5,712	-13.76%	-13.76%	2.10%
	2021		0.65%	0.65%	26.94	26.94	261	7,024	14.67%	14.67%	1.78%
	2020		0.65%	0.65%	23.49	23.49	267	6,269	11.99%	11.99%	1.97%

American Funds Asset Allocation Fund - Class 4	2024		0.50%	1.65%	15.33	21.17	1,191,082	20,061,093	14.21%	15.53%	1.94%
	2023		0.50%	1.65%	13.38	18.32	1,256,975	18,851,897	12.16%	13.46%	2.08%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.50%	1.65%	11.89	16.15	1,182,637	15,887,052	-15.08%	-14.09%	1.73%
	2021		0.50%	1.65%	13.96	18.80	1,050,974	16,947,189	12.96%	14.27%	1.36%
	2020		0.50%	1.65%	12.33	15.95	996,743	14,369,688	10.32%	11.10%	1.52%

American Funds Capital Income Builder® - Class 1	2024		0.65%	0.65%	16.20	16.20	244	3,955	9.74%	9.74%	3.25%
	2023		0.65%	0.65%	14.77	14.77	466	6,887	8.57%	8.57%	2.95%
	2022		0.65%	0.65%	13.60	13.60	725	9,859	-7.50%	-7.50%	2.87%
	2021		0.65%	0.65%	14.70	14.70	979	14,391	14.56%	14.56%	2.87%
	2020		0.65%	0.65%	12.83	12.83	1,207	15,494	3.97%	3.97%	3.13%

American Funds Capital Income Builder® - Class 4	2024		0.95%	1.65%	13.39	14.64	235,376	3,282,362	8.13%	8.89%	3.16%
	2023		0.95%	1.65%	12.34	13.47	249,387	3,200,165	6.98%	7.73%	2.93%
	2022		0.95%	1.65%	11.50	12.52	181,217	2,175,469	-8.89%	-8.25%	2.55%
	2021		0.95%	1.65%	12.59	13.67	164,932	2,175,529	12.80%	13.60%	2.59%
	2020		0.95%	1.65%	11.12	12.05	149,343	1,748,252	2.41%	3.13%	2.68%

American Funds Capital World Bond Fund - Class 1	2024		0.65%	0.65%	9.95	9.95	657	6,538	-3.39%	-3.39%	2.67%
	2023		0.65%	0.65%	10.30	10.30	579	5,967	5.70%	5.70%	0.00%
	2022		0.65%	0.65%	9.75	9.75	547	5,333	-17.97%	-17.97%	0.29%
	2021		0.65%	0.65%	11.88	11.88	518	6,151	-5.35%	-5.35%	0.31%
	2020		0.65%	0.65%	12.55	12.55	7,324	91,933	9.46%	9.46%	1.56%

American Funds Capital World Growth and Income Fund - Class 1	2024		0.65%	0.65%	29.79	29.79	2,981	88,802	13.50%	13.50%	1.92%
	2023		0.65%	0.65%	26.25	26.25	3,122	81,938	20.43%	20.43%	2.12%
	2022		0.65%	0.65%	21.80	21.80	3,122	68,042	-17.67%	-17.67%	2.79%
	2021		0.65%	0.65%	26.47	26.47	2,525	66,839	14.28%	14.28%	1.96%
	2020		0.65%	0.65%	23.16	23.16	2,140	49,568	8.32%	8.32%	1.72%

American Funds Global Growth Fund - Class 2	2024		0.75%	3.15%	14.77	55.65	203,510	9,445,742	10.16%	12.83%	1.54%
	2023		0.75%	3.15%	24.64	49.56	217,415	9,029,595	18.80%	21.69%	0.89%
	2022		0.75%	3.15%	20.74	40.93	239,302	8,375,192	-27.08%	-25.30%	0.66%
	2021		0.75%	3.15%	28.45	55.07	256,489	12,126,577	12.81%	15.55%	0.33%
	2020		0.75%	3.15%	25.22	47.90	278,165	11,564,831	26.42%	29.49%	0.34%

American Funds Global Growth Fund - Class 4	2024		0.10%	1.65%	16.80	26.27	365,948	7,961,265	11.53%	13.28%	1.40%
	2023		0.10%	1.65%	15.02	22.22	373,403	7,245,190	20.29%	22.17%	0.70%
	2022		0.10%	1.65%	12.45	18.37	379,445	6,063,882	-26.15%	-24.99%	0.47%
	2021		0.10%	1.65%	16.81	24.74	295,553	6,684,150	14.24%	15.16%	0.21%
	2020		0.85%	1.65%	14.82	21.54	275,112	5,513,911	28.04%	29.06%	0.16%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

American Funds Global Small Capitalization Fund - Class 1	2024		0.65%	0.65%	34.06	34.06	1,985	67,608	1.93%	1.93%	1.24%
	2023		0.65%	0.65%	33.42	33.42	1,985	66,330	15.70%	15.70%	0.49%
	2022		0.65%	0.65%	28.88	28.88	1,985	57,328	-29.83%	-29.83%	0.00%
	2021		0.65%	0.65%	41.16	41.16	1,887	77,681	6.28%	6.28%	0.00%
	2020		0.65%	0.65%	38.73	38.73	1,543	59,777	29.21%	29.21%	0.20%

American Funds Global Small Capitalization Fund - Class 2	2024		0.65%	2.80%	10.96	52.63	170,669	5,298,259	-0.49%	1.67%	1.06%
	2023		0.65%	2.85%	11.38	52.26	186,331	5,761,797	12.91%	15.42%	0.26%
	2022		0.65%	3.00%	15.52	45.71	201,187	5,488,299	-31.64%	-30.01%	0.00%
	2021		0.65%	3.00%	22.70	65.94	203,356	8,132,210	3.58%	6.05%	0.00%
	2020		0.65%	3.00%	21.91	62.77	230,506	8,746,002	25.89%	28.88%	0.17%

American Funds Global Small Capitalization Fund - Class 4	2024		0.10%	1.65%	11.64	16.95	54,525	762,825	0.45%	2.02%	0.87%
	2023		0.10%	1.65%	11.55	16.62	69,212	992,567	13.89%	15.67%	0.03%
	2022		0.10%	1.65%	10.11	14.37	57,234	716,309	-30.84%	-29.76%	0.00%
	2021		0.10%	1.65%	14.79	20.45	49,975	906,053	4.84%	6.32%	0.00%
	2020		0.10%	1.50%	14.03	18.30	38,979	691,758	27.46%	28.30%	0.13%

American Funds Growth Fund - Class 1	2024		0.65%	0.65%	103.29	103.29	143	14,808	31.14%	31.14%	0.56%
	2023		0.65%	0.65%	78.76	78.76	170	13,382	37.96%	37.96%	0.59%
	2022		0.65%	0.65%	57.09	57.09	192	10,973	-30.23%	-30.23%	0.61%
	2021		0.65%	0.65%	81.83	81.83	170	13,934	21.50%	21.50%	0.06%
	2020		0.65%	0.65%	67.35	67.35	3,331	224,335	51.47%	51.47%	0.57%

American Funds Growth Fund - Class 2	2024		0.65%	3.15%	16.73	113.42	701,009	57,998,455	27.55%	30.77%	0.33%
	2023		0.65%	3.15%	13.04	87.56	791,705	50,768,903	34.19%	37.59%	0.36%
	2022		0.65%	3.15%	29.25	64.25	876,247	41,891,400	-32.11%	-30.39%	0.31%
	2021		0.65%	3.15%	43.08	93.18	955,804	66,337,194	18.16%	21.20%	0.21%
	2020		0.65%	3.15%	36.45	77.61	1,095,417	63,392,648	47.37%	51.10%	0.32%

American Funds Growth Fund - Class 4	2024		0.10%	1.65%	25.66	45.03	893,684	27,156,210	29.15%	31.16%	0.17%
	2023		0.10%	1.65%	19.81	36.14	827,215	19,952,403	35.88%	38.00%	0.17%
	2022		0.10%	1.65%	14.53	26.24	739,321	13,074,717	-31.26%	-30.18%	0.11%
	2021		0.10%	1.65%	21.08	37.66	564,798	15,528,244	19.69%	21.56%	0.06%
	2020		0.10%	1.65%	17.56	31.04	473,567	11,761,437	49.23%	51.56%	0.20%

American Funds Growth-Income Fund - Class 1	2024		0.65%	1.65%	48.83	69.79	4,751	321,011	22.51%	23.73%	1.35%
	2023		0.65%	1.65%	39.86	56.41	4,864	264,129	24.39%	25.65%	1.62%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.65%	1.65%	32.04	44.89	4,991	214,490	-17.66%	-16.83%	1.56%
	2021		0.65%	1.65%	38.92	53.98	4,847	250,044	22.38%	23.61%	1.13%
	2020		0.65%	1.65%	31.80	43.67	7,545	318,563	11.95%	13.08%	1.68%

American Funds Growth-Income Fund - Class 2	2024		0.65%	3.15%	17.37	70.11	1,020,392	53,592,386	20.37%	23.42%	1.09%
	2023		0.65%	3.15%	14.69	57.35	1,128,531	48,700,154	22.23%	25.32%	1.36%
	2022		0.65%	3.15%	16.53	46.20	1,238,730	43,433,150	-19.09%	-17.03%	1.24%
	2021		0.65%	3.15%	20.38	56.22	1,410,352	60,141,179	20.26%	23.29%	1.11%
	2020		0.65%	3.15%	16.91	46.03	1,547,143	53,926,940	10.03%	12.81%	1.33%

American Funds Growth-Income Fund - Class 4	2024		0.10%	1.65%	19.44	30.57	509,312	11,671,587	21.89%	23.79%	0.95%
	2023		0.10%	1.65%	15.90	24.79	502,450	9,532,549	23.77%	25.70%	1.22%
	2022		0.10%	1.65%	12.81	19.31	488,250	7,585,110	-18.07%	-16.79%	1.15%
	2021		0.10%	1.65%	15.59	23.44	398,974	7,941,692	21.77%	23.68%	0.99%
	2020		0.10%	1.65%	12.76	19.15	332,716	5,620,528	11.40%	13.14%	1.22%

American Funds High-Income Trust - Class 1	2020		0.65%	0.65%	15.66	15.66	4,317	67,587	7.51%	7.51%	9.41%

American Funds International Fund - Class 1	2024		0.65%	1.65%	17.28	22.93	4,275	86,360	1.71%	2.73%	1.44%
	2023		0.65%	1.65%	16.99	22.32	4,463	88,359	14.22%	15.37%	1.55%
	2022		0.65%	1.65%	14.88	19.35	4,766	81,872	-21.87%	-21.09%	2.03%
	2021		0.65%	1.65%	19.04	24.51	4,473	97,225	-2.85%	-1.87%	2.74%
	2020		0.65%	1.65%	19.60	24.98	4,257	94,628	12.40%	13.53%	0.92%

American Funds International Fund - Class 2	2024		0.75%	3.20%	10.30	33.79	535,266	12,129,424	-0.09%	2.39%	1.16%
	2023		0.75%	3.20%	10.64	33.28	572,293	12,835,527	12.20%	14.98%	1.29%
	2022		0.65%	3.20%	9.45	29.20	634,398	12,554,134	-23.29%	-21.30%	1.71%
	2021		0.65%	3.20%	12.29	37.45	673,257	17,098,918	-4.60%	-2.12%	2.37%
	2020		0.65%	3.20%	12.84	38.63	732,582	19,333,703	10.38%	13.23%	0.66%

American Funds International Fund - Class 4	2024		0.85%	1.65%	9.82	12.33	359,497	4,031,063	1.25%	2.06%	1.00%
	2023		0.85%	1.65%	9.67	12.11	366,311	4,075,232	13.67%	14.58%	1.10%
	2022		0.85%	1.65%	8.48	10.60	370,008	3,611,600	-22.32%	-21.69%	1.59%
	2021		0.85%	1.65%	10.89	13.57	328,156	4,172,645	-3.32%	-2.55%	2.42%
	2020		0.85%	1.65%	11.23	13.96	273,059	3,657,855	11.80%	12.69%	0.47%

American Funds International Growth and Income Fund - Class 1	2024		0.65%	0.65%	16.57	16.57	11,490	190,412	2.97%	2.97%	2.71%
	2023		0.65%	0.65%	16.09	16.09	11,490	184,915	15.33%	15.33%	2.72%
	2022		0.65%	0.65%	13.95	13.95	11,490	160,338	-15.56%	-15.56%	3.01%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2021		0.65%	0.65%	16.52	16.52	10,973	181,319	4.96%	4.96%	2.98%
	2020		0.65%	0.65%	15.74	15.74	4,425	69,670	5.55%	5.55%	1.90%

American Funds Managed Risk Asset Allocation Fund - Class P2	2024		1.30%	2.90%	13.33	19.20	636,729	12,047,414	11.35%	13.15%	1.94%
	2023		1.30%	2.90%	11.97	16.97	758,753	12,689,570	7.08%	8.81%	1.84%
	2022		1.30%	2.90%	11.18	15.59	909,156	13,986,757	-16.43%	-15.08%	2.17%
	2021		1.30%	2.90%	13.38	18.36	995,032	18,051,433	9.29%	11.05%	1.36%
	2020		1.30%	2.90%	12.24	16.54	1,178,568	19,276,148	2.86%	4.51%	1.52%

American Funds Mortgage Fund - Class 1	2024		0.65%	0.65%	11.55	11.55	8,899	102,781	0.27%	0.27%	4.79%
	2023		0.65%	0.65%	11.52	11.52	8,899	102,502	3.36%	3.36%	4.02%
	2022		0.65%	0.65%	11.14	11.14	8,899	99,173	-10.34%	-10.34%	1.49%
	2021	5/19/2021	0.65%	0.65%	12.43	12.43	8,536	106,098	0.18%	0.18%	0.72%

American Funds Mortgage Fund - Class 4	2024		0.95%	1.50%	9.41	9.92	29,391	286,706	-1.15%	-0.60%	4.37%
	2023		0.95%	1.50%	9.52	9.98	30,229	297,108	1.97%	2.53%	2.84%
	2022		0.50%	1.50%	9.34	10.07	48,967	478,731	-11.50%	-10.61%	1.69%
	2021		0.50%	1.50%	10.55	10.94	55,468	613,286	-2.26%	-1.72%	0.33%
	2020		0.95%	1.50%	10.79	11.13	23,146	253,556	4.80%	5.37%	1.17%

American Funds New World Fund® - Class 1	2024		0.65%	1.65%	15.65	17.94	3,888	68,129	5.11%	6.16%	1.64%
	2023		0.65%	1.65%	14.89	16.89	3,912	64,605	14.32%	15.47%	1.70%
	2022		0.65%	1.65%	13.02	14.63	3,961	56,649	-23.14%	-22.37%	1.62%
	2021		0.65%	1.65%	16.95	18.85	3,646	67,226	3.44%	4.48%	1.11%
	2020		0.65%	1.65%	16.38	18.04	3,460	61,102	21.86%	23.09%	0.25%

American Funds New World Fund® - Class 4	2024		0.10%	1.65%	12.31	17.04	216,400	2,876,396	4.59%	6.23%	1.17%
	2023		0.10%	1.65%	11.73	16.04	212,071	2,699,295	13.78%	15.55%	1.19%
	2022		0.10%	1.65%	10.28	13.88	223,645	2,528,253	-23.53%	-22.33%	1.12%
	2021		0.10%	1.65%	13.40	16.68	205,935	3,043,295	2.92%	4.32%	0.69%
	2020		0.30%	1.65%	12.98	15.99	116,218	1,727,132	21.29%	22.92%	0.04%

American Funds The Bond Fund of America - Class 1	2024		0.65%	0.65%	12.57	12.57	4,310	54,156	0.84%	0.84%	4.47%
	2023		0.65%	0.65%	12.46	12.46	3,960	49,344	4.52%	4.52%	3.86%
	2022		0.65%	0.65%	11.92	11.92	3,537	42,165	-12.83%	-12.83%	3.39%
	2021		0.65%	0.65%	13.68	13.68	3,032	41,471	-0.79%	-0.79%	1.84%
	2020		0.65%	0.65%	13.79	13.79	2,173	29,960	9.24%	9.24%	2.70%

American Funds Washington Mutual Investors Fund - Class 1	2024		1.65%	1.65%	36.25	36.25	2,275	82,475	17.45%	17.45%	1.75%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2023		1.65%	1.65%	30.86	30.86	2,659	82,058	15.73%	15.73%	2.04%
	2022		1.65%	1.65%	26.67	26.67	2,976	79,366	-9.78%	-9.78%	2.04%
	2021		1.65%	1.65%	29.56	29.56	3,385	100,050	26.02%	26.02%	1.60%
	2020		1.65%	1.65%	23.45	23.45	4,164	97,659	7.26%	7.26%	1.94%

American Funds Washington Mutual Investors Fund - Class 4	2024		0.10%	1.65%	17.64	25.34	367,430	7,020,702	16.91%	18.73%	1.45%
	2023		0.10%	1.65%	15.04	21.56	353,359	5,785,444	15.06%	16.85%	1.71%
	2022		0.10%	1.65%	13.03	18.63	359,858	5,153,809	-10.18%	-8.78%	2.13%
	2021		0.10%	1.65%	14.68	20.63	157,210	2,790,711	25.43%	27.38%	1.46%
	2020		0.10%	1.65%	11.62	16.36	89,075	1,333,398	6.69%	7.45%	1.69%

BlackRock Global Allocation V.I. Fund - Class I	2021		0.65%	0.65%	24.57	24.57	1,501	36,872	5.98%	5.98%	0.89%
	2020		0.65%	0.65%	23.18	23.18	1,700	39,404	20.22%	20.22%	1.28%

BlackRock Global Allocation V.I. Fund - Class III	2021		0.30%	3.20%	14.51	23.86	2,550,010	53,197,734	3.06%	6.10%	0.81%
	2020		0.30%	3.20%	14.08	22.57	2,802,876	55,526,605	16.91%	20.35%	1.26%

ClearBridge Variable Growth Portfolio - Class II	2024		0.95%	1.50%	13.47	17.35	62,778	944,681	10.75%	11.36%	0.11%
	2023		0.95%	1.50%	12.42	15.61	72,170	1,003,079	22.29%	22.96%	0.07%
	2022		0.95%	1.50%	10.10	12.71	58,038	688,277	-27.68%	-27.28%	0.00%
	2021		0.95%	1.50%	13.90	17.51	51,324	859,845	8.40%	9.00%	0.16%
	2020		0.95%	1.50%	12.75	16.09	51,664	799,858	15.98%	16.62%	0.53%

ClearBridge Variable Large Cap Growth Portfolio - Class II	2024		0.30%	3.25%	22.59	28.81	942,653	24,688,325	23.49%	27.18%	0.00%
	2023		0.30%	3.25%	17.88	22.65	1,223,847	25,591,360	39.08%	43.23%	0.00%
	2022		0.50%	3.25%	12.56	15.64	1,013,294	14,933,464	-34.58%	-32.75%	0.00%
	2021		0.50%	3.25%	18.77	22.62	926,174	20,505,236	17.74%	20.48%	0.00%
	2020		0.95%	3.25%	15.58	18.80	976,229	18,046,001	26.25%	29.18%	0.02%

ClearBridge Variable Mid Cap Portfolio - Class II	2024		0.20%	2.65%	15.83	19.18	244,348	4,378,956	6.86%	9.52%	0.37%
	2023		0.20%	2.65%	14.82	17.71	249,189	4,133,983	9.67%	12.40%	0.02%
	2022		0.55%	2.65%	13.23	15.79	224,331	3,358,164	-27.46%	-25.91%	0.10%
	2021		0.55%	2.65%	17.86	21.37	199,736	4,064,798	25.03%	27.68%	0.03%
	2020		0.55%	2.65%	14.89	16.79	187,646	3,012,873	12.09%	14.13%	0.04%

Columbia VP Commodity Strategy Fund - Class 2	2024		0.10%	1.50%	13.31	14.91	31,080	440,209	5.50%	6.99%	2.57%
	2023		0.10%	1.35%	12.98	13.94	63,524	851,124	-8.38%	-7.23%	22.67%
	2022		0.10%	1.10%	14.13	15.03	55,848	814,671	17.40%	18.58%	28.93%
	2021		0.10%	1.10%	12.04	12.04	16,106	202,517	30.57%	30.57%	0.00%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2020		1.10%	1.10%	9.22	9.22	833	7,675	-2.63%	-2.63%	29.25%

Columbia VP Emerging Markets Bond Fund - Class 2	2024		0.10%	1.65%	10.07	11.42	17,113	182,936	4.40%	6.03%	4.95%
	2023		0.10%	1.65%	9.64	10.77	16,737	169,877	8.22%	9.91%	5.10%
	2022		0.10%	1.65%	8.91	9.80	26,517	247,725	-17.53%	-16.24%	3.68%
	2021		0.10%	1.65%	10.80	11.70	56,150	645,201	-4.05%	-2.55%	3.74%
	2020		0.10%	1.65%	11.26	12.01	38,774	459,764	5.41%	7.06%	3.12%

Columbia VP Strategic Income Fund - Class 2	2024		0.95%	1.65%	11.09	11.60	54,204	616,773	2.80%	3.52%	4.85%
	2023		0.95%	1.65%	10.77	11.23	97,666	1,096,572	7.42%	8.17%	2.79%
	2022		0.95%	1.65%	10.05	10.39	68,828	701,284	-12.97%	-12.35%	2.23%
	2021		0.95%	1.65%	11.54	11.88	106,681	1,243,477	-0.04%	0.67%	4.09%
	2020		0.95%	1.65%	11.52	11.81	24,432	285,643	4.88%	5.62%	2.65%

DWS Alternative Asset Allocation VIP Portfolio - Class A	2024		0.65%	0.65%	17.95	17.95	424	7,606	4.95%	4.95%	3.85%
	2023		0.65%	0.65%	17.10	17.10	575	9,833	5.50%	5.50%	7.10%
	2022		0.65%	0.65%	16.21	16.21	756	12,261	-8.02%	-8.02%	7.74%
	2021		0.65%	0.65%	17.63	17.63	963	16,977	12.01%	12.01%	2.10%
	2020		0.65%	0.65%	15.74	15.74	1,133	17,835	5.02%	5.02%	2.73%

DWS Alternative Asset Allocation VIP Portfolio - Class B	2024		0.20%	2.95%	10.42	15.96	208,076	3,047,950	2.24%	5.09%	3.38%
	2023		0.20%	2.95%	10.18	15.33	214,920	3,044,664	2.60%	5.46%	6.37%
	2022		0.20%	2.95%	9.92	14.67	232,309	3,163,957	-10.42%	-7.92%	7.16%
	2021		0.20%	2.95%	11.07	16.07	257,251	3,901,119	9.08%	12.12%	1.68%
	2020		0.20%	2.95%	10.14	14.46	277,586	3,803,849	2.26%	5.12%	2.56%

DWS Equity 500 Index VIP Portfolio - Class A	2024		1.25%	1.70%	44.27	71.07	13,416	817,657	22.53%	23.08%	1.21%
	2023		1.25%	1.70%	36.02	57.95	13,746	684,023	23.88%	24.44%	1.37%
	2022		1.25%	1.70%	28.99	46.73	15,146	603,721	-19.72%	-19.35%	1.21%
	2021		1.25%	1.70%	36.00	58.15	18,543	889,729	26.24%	26.80%	1.44%
	2020		1.25%	1.70%	28.43	46.02	18,939	720,637	16.11%	16.63%	1.70%

DWS Small Cap Index VIP Portfolio - Class A	2024		1.25%	1.70%	47.23	56.72	5,273	276,154	9.28%	9.77%	1.16%
	2023		1.25%	1.70%	43.22	51.85	5,429	259,974	14.79%	15.31%	1.12%
	2022		1.25%	1.70%	37.65	45.13	6,594	274,878	-21.98%	-21.62%	0.89%
	2021		1.25%	1.70%	48.25	57.78	7,567	400,122	12.57%	13.08%	0.82%
	2020		1.25%	1.70%	42.86	51.28	7,801	366,153	17.42%	17.95%	1.11%

Eaton Vance VT Floating-Rate Income Fund - Initial Class	2024		0.10%	1.65%	11.83	13.88	229,843	2,888,795	5.92%	7.57%	7.94%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2023		0.10%	1.65%	11.13	12.95	323,273	3,926,909	9.39%	11.10%	8.25%
	2022		0.10%	1.65%	10.15	11.70	156,442	1,711,736	-4.33%	-2.84%	4.91%
	2021		0.10%	1.65%	10.73	11.58	99,487	1,132,757	1.90%	2.62%	2.87%
	2020		0.95%	1.65%	10.45	11.30	30,298	332,100	0.34%	1.05%	3.52%

Fidelity® VIP Balanced Portfolio - Service Class 2	2024		0.30%	2.70%	15.94	18.24	3,215,221	55,082,921	12.55%	15.28%	1.70%
	2023		0.10%	2.65%	14.19	15.97	2,968,071	44,572,810	18.07%	21.11%	1.61%
	2022		0.10%	2.65%	12.02	13.19	2,545,936	32,004,761	-20.33%	-18.27%	1.09%
	2021		0.10%	2.65%	15.09	16.14	2,112,530	32,931,169	14.91%	17.89%	0.89%
	2020		0.10%	2.65%	13.13	13.46	768,647	10,282,329	18.93%	20.73%	1.58%

Fidelity® VIP Consumer Discretionary Portfolio - Service Class 2	2024	2/15/2024	0.95%	0.95%	13.65	13.65	5,291	72,238	20.47%	20.47%	0.00%

Fidelity® VIP Consumer Staples Portfolio - Service Class 2	2024		1.50%	1.50%	10.24	10.24	3,997	41,107	3.72%	3.72%	3.33%
	2023	9/20/2023	1.50%	1.50%	9.88	9.88	1,999	19,746	0.09%	0.09%	1.65%

Fidelity® VIP Contrafund® Portfolio - Service Class 2	2024		0.20%	3.25%	18.56	86.89	1,815,566	110,050,104	29.18%	33.18%	0.03%
	2023		0.20%	3.25%	14.31	65.93	1,842,234	85,893,645	28.86%	32.86%	0.26%
	2022		0.30%	3.25%	16.16	50.15	1,920,438	68,973,479	-28.84%	-26.71%	0.27%
	2021		0.30%	3.25%	22.68	69.08	1,877,393	93,993,191	23.44%	26.69%	0.03%
	2020		0.65%	3.25%	18.34	54.86	1,887,885	75,831,538	26.07%	29.39%	0.08%

Fidelity® VIP Financials Portfolio - Service Class 2	2024	2/28/2024	0.95%	0.95%	15.12	15.12	6,476	97,916	25.89%	25.89%	5.83%

Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	2024		0.95%	2.65%	13.27	15.17	133,871	1,988,880	5.55%	7.36%	2.18%
	2023		0.95%	2.65%	12.41	14.38	144,224	2,008,284	9.71%	11.59%	2.29%
	2022		0.95%	3.05%	11.17	12.91	162,400	2,034,995	-16.62%	-14.85%	1.94%
	2021		0.95%	3.05%	13.36	15.18	159,957	2,370,536	6.58%	8.84%	1.01%
	2020		0.95%	3.05%	12.28	13.97	115,899	1,581,783	10.47%	12.81%	1.02%

Fidelity® VIP Growth Portfolio - Initial Class	2024		1.40%	1.40%	51.99	51.99	5,939	308,723	28.58%	28.58%	0.00%
	2023		1.40%	1.40%	40.43	40.43	5,949	240,541	34.34%	34.34%	0.10%
	2022		1.40%	1.40%	30.10	30.10	9,188	276,510	-25.51%	-25.51%	0.66%
	2021		1.40%	1.40%	40.40	40.40	10,917	441,064	21.50%	21.50%	0.00%
	2020		1.40%	1.40%	33.25	33.25	11,521	383,098	41.89%	41.89%	0.07%

Fidelity® VIP Growth Portfolio - Service Class 2	2024		0.20%	2.90%	23.27	92.28	666,127	39,715,794	26.36%	29.84%	0.00%
	2023		0.50%	2.90%	18.32	72.09	626,868	29,389,723	32.01%	35.21%	0.00%
	2022		0.50%	2.90%	21.61	53.90	595,216	20,420,518	-26.80%	-25.02%	0.32%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2021		0.50%	2.90%	29.07	72.69	497,375	24,129,265	19.38%	21.96%	0.00%
	2020		0.80%	2.95%	24.40	60.10	539,593	22,065,822	39.38%	42.33%	0.04%

Fidelity® VIP Mid Cap Portfolio - Service Class 2	2024		0.10%	3.25%	17.65	44.53	1,197,703	45,140,757	13.43%	17.06%	0.34%
	2023		0.10%	3.25%	15.54	38.48	1,260,033	42,039,254	11.13%	14.69%	0.39%
	2022		0.10%	3.25%	13.96	33.94	1,291,430	38,383,538	-17.69%	-15.05%	0.27%
	2021		0.10%	3.25%	16.93	40.42	1,298,172	46,810,745	21.30%	25.18%	0.36%
	2020		0.10%	3.25%	13.94	32.66	1,398,962	41,147,125	14.10%	17.75%	0.39%

Fidelity® VIP Strategic Income Portfolio - Service Class 2	2024		0.10%	1.65%	11.23	12.92	320,752	3,802,413	4.05%	5.67%	4.21%
	2023		0.10%	1.65%	10.76	12.22	212,937	2,394,387	7.39%	9.07%	4.08%
	2022		0.10%	1.65%	9.99	11.27	250,306	2,625,895	-12.97%	-11.61%	3.48%
	2021		0.10%	1.65%	11.44	12.68	217,586	2,633,217	1.84%	3.43%	2.92%
	2020		0.10%	1.65%	11.20	12.26	133,513	1,570,455	5.41%	7.05%	3.28%

Fidelity® VIP Technology Portfolio - Service Class 2	2024	1/25/2024	0.95%	1.35%	14.70	14.78	626,921	9,218,420	6.78%	26.50%	0.00%
	2023	11/14/2023	0.10%	0.10%	11.06	11.06	4,837	53,514	6.10%	6.10%	0.12%

First Trust Capital Strength Hedged Equity Portfolio - Class I	2024		1.30%	1.30%	9.88	9.88	54,658	537,224	1.10%	1.10%	1.22%
	2023	11/6/2023	1.30%	1.30%	9.77	9.77	3,510	34,306	0.02%	0.02%	0.32%

First Trust Capital Strength Portfolio - Class I	2024		0.10%	3.05%	13.83	15.85	304,313	4,559,178	7.09%	10.29%	0.77%
	2023		0.95%	1.70%	13.56	13.94	250,923	3,452,484	5.94%	6.73%	1.07%
	2022		0.95%	1.70%	12.80	13.06	150,071	1,944,405	-12.19%	-11.53%	0.71%
	2021		0.95%	1.70%	14.61	14.68	89,667	1,316,553	23.37%	23.74%	0.68%
	2020	6/30/2020	1.25%	1.55%	11.85	11.87	12,013	142,501	2.04%	7.06%	0.08%

First Trust Dorsey Wright Tactical Core Portfolio - Class I	2024		0.95%	1.65%	12.71	15.23	61,350	812,355	10.69%	11.47%	0.79%
	2023		0.95%	1.65%	11.45	13.87	88,987	1,113,666	9.46%	10.23%	2.08%
	2022		0.95%	1.65%	10.43	12.60	91,005	1,033,702	-18.41%	-17.84%	1.54%
	2021		0.95%	1.65%	12.93	15.36	94,906	1,315,985	12.01%	12.79%	0.47%
	2020		0.95%	1.65%	11.47	13.64	42,184	564,249	9.27%	10.04%	0.50%

First Trust Growth Strength Portfolio - Class I	2024		0.95%	1.55%	14.28	14.42	57,034	816,427	13.36%	14.04%	0.00%
	2023	6/6/2023	0.95%	1.55%	12.60	12.64	24,850	313,923	11.30%	19.40%	0.10%

First Trust International Developed Capital Strength Portfolio - Class I	2024		0.95%	1.55%	10.43	14.48	74,873	1,046,977	0.20%	0.80%	1.65%
	2023		0.95%	1.35%	14.16	14.37	21,101	278,225	15.33%	15.80%	0.72%
	2022		0.95%	1.35%	12.27	12.41	14,043	174,143	-20.46%	-20.14%	0.90%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2021	1/11/2021	0.95%	1.35%	15.43	15.54	3,181	49,355	10.60%	16.13%	0.91%

First Trust Multi Income Allocation Portfolio - Class I	2024		0.95%	1.50%	13.24	14.78	33,680	477,515	8.34%	8.94%	4.96%
	2023		0.95%	1.50%	12.21	13.58	35,243	459,392	7.32%	7.91%	3.40%
	2022		0.95%	1.50%	11.36	12.61	37,963	459,093	-8.90%	-8.40%	3.13%
	2021		0.95%	1.50%	12.45	13.78	31,826	426,743	11.01%	11.62%	2.14%
	2020		0.95%	1.50%	11.31	12.37	34,756	425,179	0.96%	1.52%	2.28%

First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	2024		0.20%	2.65%	13.20	17.24	754,789	11,351,747	3.24%	5.80%	2.32%
	2023		0.20%	2.65%	12.62	16.44	863,517	12,185,291	7.62%	10.29%	2.14%
	2022		0.20%	3.05%	11.58	15.04	1,055,842	13,461,438	-14.84%	-12.38%	1.50%
	2021		0.20%	3.05%	13.37	17.32	1,076,672	17,247,178	8.88%	12.02%	0.95%
	2020		0.20%	3.05%	12.07	15.60	1,106,144	15,995,514	4.57%	7.59%	1.49%

Franklin Allocation VIP Fund - Class 4	2024		0.80%	2.65%	12.08	14.53	214,888	2,799,703	6.04%	8.02%	1.86%
	2023		0.80%	2.65%	11.40	13.50	213,717	2,589,031	11.63%	13.71%	1.22%
	2022		0.95%	2.65%	10.21	11.90	131,695	1,422,230	-18.39%	-16.99%	1.45%
	2021		0.95%	2.65%	12.51	14.36	62,043	838,885	8.62%	10.48%	1.50%
	2020		0.95%	2.65%	11.67	13.02	59,875	752,276	9.87%	10.70%	1.37%

Franklin Income VIP Fund - Class 2	2024		0.75%	3.25%	11.74	23.01	776,796	16,344,715	3.78%	6.40%	5.21%
	2023		0.75%	3.25%	12.59	21.73	891,701	17,918,192	5.15%	7.81%	5.05%
	2022		0.60%	3.25%	12.08	20.26	1,038,898	19,630,722	-8.50%	-6.04%	4.80%
	2021		0.60%	3.25%	13.20	21.70	1,196,878	24,293,855	13.02%	16.05%	4.71%
	2020		0.60%	3.25%	11.68	18.82	1,330,771	23,527,326	-2.53%	0.09%	5.82%

Franklin Income VIP Fund - Class 4	2024		0.30%	3.00%	12.81	15.96	989,348	14,077,798	3.91%	6.76%	5.02%
	2023		0.30%	3.00%	12.29	14.95	1,012,316	13,662,769	5.34%	8.22%	4.72%
	2022		0.30%	3.05%	11.48	13.81	833,196	10,553,816	-8.43%	-5.88%	4.66%
	2021		0.30%	3.05%	12.32	14.68	724,616	9,882,548	13.09%	16.24%	4.33%
	2020		0.30%	3.05%	10.71	12.63	653,745	7,763,144	-2.44%	0.28%	5.58%

Franklin Multi-Asset Variable Conservative Growth - Class II	2024		1.30%	3.25%	12.65	14.67	88,652	1,279,681	8.01%	10.13%	2.13%
	2023		1.30%	3.25%	11.71	13.32	115,258	1,517,251	10.62%	12.80%	2.17%
	2022		1.30%	3.25%	10.58	11.81	113,178	1,321,392	-17.07%	-15.44%	1.92%
	2021		1.30%	3.25%	12.76	13.97	107,379	1,459,851	7.57%	9.69%	3.31%
	2020		1.30%	3.25%	11.86	12.73	112,262	1,396,030	7.23%	9.34%	1.99%

Franklin Mutual Shares VIP Fund - Class 2	2024		0.65%	2.95%	12.64	26.46	465,360	9,773,438	8.04%	10.55%	1.94%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2023		0.65%	2.95%	12.17	23.97	536,060	10,350,639	10.17%	12.73%	1.84%
	2022		0.65%	2.95%	13.83	21.29	604,346	10,483,759	-10.12%	-8.03%	1.77%
	2021		0.65%	2.95%	15.36	23.19	711,992	13,578,912	15.71%	18.40%	2.83%
	2020		0.65%	2.95%	13.25	19.61	853,724	13,846,134	-7.81%	-5.66%	2.90%

Franklin Mutual Shares VIP Fund - Class 4	2024		0.10%	3.10%	13.08	16.71	277,895	4,171,093	7.77%	11.05%	1.84%
	2023		0.10%	3.10%	12.14	15.04	295,197	4,045,381	9.85%	13.20%	1.78%
	2022		0.10%	3.10%	11.05	13.29	289,359	3,548,260	-10.29%	-7.56%	1.81%
	2021		0.10%	3.10%	12.12	14.38	289,598	3,890,811	15.43%	18.94%	2.84%
	2020		0.10%	3.10%	10.28	12.09	282,114	3,232,801	-8.07%	-5.26%	3.05%

Franklin Rising Dividends VIP Fund - Class 4	2024		0.10%	1.65%	18.13	27.07	153,079	3,065,413	8.87%	10.58%	0.93%
	2023		0.10%	1.65%	16.60	24.58	147,229	2,717,488	10.15%	11.87%	0.86%
	2022		0.95%	1.50%	15.03	20.84	120,482	2,053,335	-12.01%	-11.52%	0.81%
	2021		0.95%	1.50%	17.05	23.59	78,151	1,575,283	24.74%	25.43%	0.73%
	2020		0.95%	1.65%	13.65	18.84	68,828	1,160,976	13.95%	14.75%	1.24%

Franklin Small Cap Value VIP Fund - Class 4	2024		0.10%	1.65%	14.74	20.91	56,892	930,492	9.78%	11.49%	0.80%
	2023		0.10%	1.65%	13.39	18.83	97,832	1,441,557	10.83%	12.56%	0.39%
	2022		0.95%	1.65%	12.27	15.59	57,348	765,437	-11.58%	-10.96%	1.03%
	2021		0.95%	1.65%	13.78	17.53	68,214	1,027,800	23.12%	23.99%	0.68%
	2020		0.95%	1.65%	11.11	14.16	22,352	311,306	3.41%	4.14%	1.33%

Franklin Small-Mid Cap Growth VIP Fund - Class 4	2024		0.10%	1.65%	16.96	24.40	42,655	848,838	9.07%	10.78%	0.00%
	2023		0.10%	1.65%	15.50	22.03	45,293	859,485	24.63%	26.57%	0.00%
	2022		0.10%	1.65%	12.40	17.40	49,193	737,271	-34.85%	-33.83%	0.00%
	2021		0.10%	1.65%	19.26	26.30	37,923	896,374	8.06%	9.75%	0.00%
	2020		0.10%	1.65%	17.70	23.68	46,683	1,073,777	52.47%	53.54%	0.00%

Goldman Sachs VIT Government Money Market Fund - Service Shares	2024		1.10%	1.50%	9.90	10.33	13,724	140,458	3.33%	3.75%	4.80%
	2023		1.10%	1.50%	9.58	9.96	15,603	154,238	3.22%	3.63%	4.57%
	2022		1.10%	1.50%	9.28	9.61	61,206	570,638	-0.12%	0.28%	1.87%
	2021		1.10%	1.50%	9.30	9.58	15,717	149,539	-1.48%	-1.09%	0.01%
	2020		1.10%	1.50%	9.44	9.69	22,698	219,425	-1.23%	-0.83%	0.26%

Goldman Sachs VIT Large Cap Value Fund - Service Shares	2024		0.65%	2.45%	15.75	42.60	31,166	1,152,585	13.97%	16.04%	1.09%
	2023		0.65%	2.85%	13.77	36.72	37,898	1,233,928	9.54%	11.98%	1.48%
	2022		0.65%	2.45%	25.43	32.79	41,095	1,193,964	-8.83%	-7.18%	1.07%
	2021		0.65%	2.45%	27.89	35.32	46,847	1,481,585	20.93%	23.13%	0.87%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2020		0.65%	2.45%	22.92	28.69	57,363	1,486,422	1.23%	3.07%	1.19%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	2024		0.95%	1.50%	9.79	11.12	35,069	379,749	1.58%	2.14%	2.54%
	2023		0.95%	1.50%	9.64	10.89	36,496	386,996	5.93%	6.51%	6.29%
	2022		0.95%	1.50%	9.10	10.22	38,132	378,423	-8.00%	-7.49%	3.64%
	2021		0.95%	1.50%	9.89	11.05	33,244	355,103	3.10%	3.67%	1.78%
	2020		0.95%	1.50%	9.59	10.66	11,490	113,021	4.99%	5.57%	1.61%

Guggenheim VT Long Short Equity	2024		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.16%
	2023		0.10%	1.65%	11.38	13.78	25,293	319,723	10.91%	12.64%	0.25%
	2022		0.95%	1.65%	10.42	11.51	29,361	333,532	-15.79%	-15.20%	0.47%
	2021		0.95%	1.65%	12.29	13.59	23,398	312,994	21.77%	22.63%	0.65%
	2020		0.95%	1.65%	10.02	11.10	23,299	254,593	3.21%	3.94%	0.86%

Guggenheim VT Multi-Hedge Strategies	2024		0.10%	1.50%	10.54	11.82	36,235	395,054	-4.89%	-3.55%	4.88%
	2023		0.10%	1.50%	11.08	12.25	47,656	544,761	2.70%	4.14%	2.83%
	2022		0.10%	1.50%	10.79	11.76	45,758	507,366	-4.72%	-3.38%	1.09%
	2021		0.10%	1.50%	11.32	12.17	42,832	500,502	6.50%	8.00%	0.00%
	2020		0.10%	1.50%	10.83	10.92	38,301	416,135	6.21%	6.37%	1.69%

Hartford Capital Appreciation HLS Fund - Class IC	2024		0.95%	1.50%	18.53	24.37	34,546	808,789	18.80%	19.46%	0.26%
	2023		0.95%	1.50%	15.51	20.43	42,705	843,245	17.60%	18.25%	0.38%
	2022		0.95%	1.50%	13.12	17.30	43,867	733,253	-16.97%	-16.51%	0.25%
	2021		0.95%	1.65%	15.71	20.76	44,603	894,841	12.32%	13.10%	0.03%
	2020		0.95%	1.65%	17.90	18.38	50,103	906,428	19.51%	19.99%	0.52%

Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	2024		0.95%	1.65%	10.55	12.13	28,687	314,461	-3.42%	-2.74%	0.27%
	2023		0.30%	1.65%	10.89	13.49	72,504	858,497	18.66%	20.28%	0.30%
	2022		0.30%	1.65%	9.15	11.21	83,600	836,316	-28.36%	-27.38%	0.00%
	2021		0.30%	1.65%	12.92	15.44	75,414	1,061,040	8.32%	9.79%	0.00%
	2020		0.30%	1.65%	11.84	14.07	70,670	924,264	19.06%	20.68%	0.65%

Invesco V.I. American Franchise Fund - Series I Shares	2024		1.40%	2.60%	19.70	36.85	6,603	150,814	31.43%	33.02%	0.00%
	2023		1.40%	2.60%	14.85	28.04	6,833	119,067	37.32%	38.97%	0.00%
	2022		1.40%	2.60%	10.71	20.42	6,978	88,621	-32.89%	-32.07%	0.00%
	2021		1.40%	2.60%	15.81	42.27	7,445	152,147	9.06%	10.37%	0.00%
	2020		1.40%	2.60%	14.36	38.57	7,823	147,153	38.71%	40.38%	0.07%

Invesco V.I. American Franchise Fund - Series II Shares	2024		1.70%	1.70%	42.69	42.69	1,061	45,290	32.30%	32.30%	0.00%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2023		1.70%	1.70%	32.27	32.27	1,058	34,132	38.23%	38.23%	0.00%
	2022		1.70%	1.70%	23.35	23.35	1,054	24,619	-32.46%	-32.46%	0.00%
	2021		1.70%	1.70%	34.56	34.56	1,051	36,339	9.77%	9.77%	0.00%
	2020		1.70%	1.70%	31.49	31.49	1,048	33,005	39.61%	39.61%	0.00%

Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	2024		0.10%	1.65%	11.31	13.36	18,240	219,198	1.86%	3.46%	5.85%
	2023		0.10%	1.65%	11.03	12.91	28,097	332,669	4.66%	6.29%	0.00%
	2022		0.10%	1.65%	10.46	12.15	29,466	332,863	-15.92%	-14.60%	7.06%
	2021		0.10%	1.65%	12.35	14.23	31,430	421,412	7.47%	9.14%	2.98%
	2020		0.10%	1.65%	11.41	13.15	32,848	409,283	8.19%	9.89%	6.69%

Invesco V.I. Comstock Fund - Series II Shares	2024		0.10%	1.65%	16.61	24.18	47,719	826,690	12.99%	14.75%	1.47%
	2023		0.10%	1.65%	14.65	21.07	49,211	755,365	10.26%	11.98%	1.52%
	2022		0.95%	1.65%	13.50	18.08	41,338	577,144	-0.81%	-0.11%	1.39%
	2021		0.95%	1.65%	13.51	18.13	17,361	258,280	31.07%	31.79%	1.99%
	2020		0.95%	1.50%	10.25	13.77	6,606	86,379	-2.56%	-2.02%	2.23%

Invesco V.I. Core Equity Fund - Series I Shares	2024		1.40%	1.40%	26.17	26.17	2,355	61,619	23.86%	23.86%	0.71%
	2023		1.40%	1.40%	21.13	21.13	2,416	51,044	21.65%	21.65%	0.75%
	2022		1.40%	1.40%	17.37	17.37	2,882	50,055	-21.65%	-21.65%	0.79%
	2021		1.40%	1.40%	22.17	22.17	4,959	109,924	25.96%	25.96%	0.51%
	2020		1.40%	1.40%	17.60	17.60	7,379	129,851	12.27%	12.27%	1.37%

Invesco V.I. Core Equity Fund - Series II Shares	2021	7/15/2021	1.70%	1.70%	29.01	29.01	1,862	54,026	7.86%	7.86%	0.43%

Invesco V.I. Diversified Dividend Fund - Series II Shares	2024		0.10%	1.65%	15.38	19.64	99,143	1,677,327	11.11%	12.85%	1.68%
	2023		0.10%	1.50%	13.80	17.57	105,040	1,583,381	7.15%	8.66%	1.69%
	2022		0.10%	1.50%	12.86	16.34	119,076	1,687,089	-3.39%	-2.02%	1.75%
	2021		0.10%	1.50%	13.49	16.84	115,779	1,706,344	16.83%	17.47%	2.23%
	2020		0.95%	1.65%	11.48	14.36	52,200	719,835	-1.76%	-1.08%	2.87%

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	2024		0.20%	3.25%	15.01	25.47	1,046,831	22,114,631	8.87%	12.24%	1.43%
	2023		0.20%	3.25%	15.65	22.76	1,132,159	21,564,110	9.80%	13.21%	1.11%
	2022		0.30%	3.25%	13.98	20.17	1,317,244	22,538,184	-14.87%	-12.32%	0.85%
	2021		0.30%	3.25%	16.12	23.05	1,251,239	24,866,283	24.77%	28.50%	1.19%
	2020		0.30%	3.25%	12.81	17.62	1,022,473	15,844,057	8.82%	12.08%	1.34%

Invesco V.I. Equity and Income Fund - Series II Shares	2024		0.95%	1.65%	14.54	18.67	33,600	539,732	10.08%	10.85%	0.98%
	2023		0.95%	1.65%	13.17	16.87	105,536	1,497,705	8.43%	9.20%	1.83%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.95%	1.65%	12.11	15.47	96,744	1,255,511	-9.23%	-8.59%	3.14%
	2021		0.95%	1.65%	13.50	16.95	11,125	169,929	16.41%	17.23%	1.37%
	2020		0.95%	1.65%	11.51	14.48	50,357	722,336	7.86%	8.62%	2.28%

Invesco V.I. EQV International Equity Fund - Series I Shares	2024		1.40%	1.40%	20.61	20.61	410	8,441	-0.78%	-0.78%	1.72%
	2023		1.40%	1.40%	20.77	20.77	440	9,134	16.50%	16.50%	0.20%
	2022		1.40%	1.40%	17.83	17.83	448	7,996	-19.44%	-19.44%	1.74%
	2021		1.40%	1.40%	22.13	22.13	448	9,924	4.42%	4.42%	1.29%
	2020		1.40%	1.40%	21.19	21.19	448	9,502	12.43%	12.43%	2.45%

Invesco V.I. EQV International Equity Fund - Series II Shares	2024		0.30%	3.20%	11.45	35.22	405,544	6,024,593	-2.82%	0.04%	1.49%
	2023		0.30%	3.20%	11.78	35.54	434,172	6,543,453	14.16%	17.51%	0.00%
	2022		0.30%	3.20%	10.32	30.53	418,383	5,531,302	-21.08%	-18.75%	1.51%
	2021		0.30%	3.20%	13.08	37.94	357,997	5,934,030	2.28%	4.69%	1.15%
	2020		0.85%	3.20%	12.79	36.37	235,279	4,005,288	10.16%	12.72%	2.17%

Invesco V.I. Global Fund - Series II Shares	2024		0.75%	1.05%	37.38	56.88	6,377	271,129	14.57%	14.92%	0.00%
	2023		0.75%	1.05%	32.54	49.50	6,585	244,514	33.04%	33.44%	0.00%
	2022		0.75%	1.05%	24.40	37.09	7,674	213,437	-32.65%	-32.45%	0.00%
	2021		0.75%	1.05%	36.13	54.91	6,985	287,321	13.97%	14.31%	0.00%
	2020		0.75%	1.30%	31.63	48.03	8,466	313,710	25.69%	26.39%	0.44%

Invesco V.I. Main Street Small Cap Fund®- Series II Shares	2024		0.10%	1.50%	16.16	23.98	110,143	1,937,265	10.73%	12.30%	0.00%
	2023		0.10%	1.50%	14.57	21.44	103,281	1,628,613	16.06%	17.71%	0.96%
	2022		0.10%	1.50%	12.54	17.80	99,196	1,348,964	-17.29%	-16.12%	0.34%
	2021		0.10%	1.50%	15.14	21.26	47,425	804,480	20.44%	21.11%	0.20%
	2020		0.95%	1.50%	12.55	17.58	33,993	495,028	17.85%	18.50%	0.39%

Janus Henderson Balanced Portfolio - Service Shares	2024		1.35%	1.70%	41.28	44.28	15,410	662,881	13.21%	13.60%	1.76%
	2023		1.35%	1.70%	36.47	39.00	15,405	584,472	13.19%	13.57%	1.79%
	2022		1.35%	1.70%	32.22	34.35	13,775	459,793	-18.02%	-17.74%	0.97%
	2021		1.35%	1.70%	39.30	41.78	14,099	573,763	14.94%	15.37%	0.68%
	2020		1.35%	1.70%	34.19	36.24	14,252	504,330	12.11%	12.59%	1.43%

Janus Henderson Enterprise Portfolio - Service Shares	2024		1.40%	2.70%	45.52	98.36	4,953	450,141	12.25%	13.73%	0.63%
	2023		1.40%	2.70%	40.55	86.67	5,130	410,549	14.64%	16.14%	0.09%
	2022		1.40%	2.70%	35.38	74.78	4,999	343,335	-18.39%	-17.33%	0.08%
	2021		1.40%	2.70%	43.35	90.62	5,289	439,998	13.40%	14.92%	0.24%
	2020		1.40%	2.70%	38.22	79.01	5,458	395,535	16.03%	17.52%	0.00%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

Janus Henderson Global Research Portfolio - Service Shares	2024		1.40%	2.40%	28.86	41.81	6,781	247,883	20.34%	21.56%	0.60%
	2023		1.50%	2.40%	23.98	34.43	6,833	205,508	23.47%	24.59%	0.85%
	2022		1.50%	1.50%	27.64	27.64	785	20,215	-20.81%	-20.81%	0.95%
	2021		1.50%	1.50%	34.90	34.90	606	21,153	16.05%	16.05%	0.36%
	2020		1.50%	1.50%	30.07	30.07	598	17,994	17.98%	17.98%	0.56%

JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	2022		1.10%	2.30%	11.17	12.25	22,828	276,432	-19.69%	-18.72%	1.41%
	2021		1.10%	2.30%	13.91	15.07	24,086	359,097	6.78%	8.07%	0.76%
	2020		1.10%	2.30%	13.03	13.95	29,801	410,667	12.78%	14.14%	1.89%

JPMorgan Insurance Trust Income Builder Portfolio - Class 2	2022		1.10%	1.65%	10.24	11.37	27,018	292,598	-13.94%	-13.46%	3.40%
	2021		1.10%	1.65%	12.66	13.13	23,340	296,329	6.45%	7.03%	2.93%
	2020		1.10%	1.65%	11.89	12.27	28,615	343,507	3.49%	4.06%	4.11%

Lincoln Hedged Nasdaq-100 Fund - Service Class	2024	10/16/2024	1.55%	1.55%	10.77	10.77	1,142	12,303	2.99%	2.99%	0.00%

Lincoln Hedged S&P 500 Conservative Fund - Service Class	2024	8/15/2024	1.55%	1.55%	10.54	10.54	932	9,821	3.15%	3.15%	0.02%

Lincoln Hedged S&P 500 Fund - Service Class	2024	11/20/2024	0.95%	1.65%	10.73	12.79	5,191	59,993	-0.64%	0.42%	0.18%

Lincoln iShares® Global Growth Allocation Fund - Standard Class	2021		0.75%	0.75%	16.34	16.34	5,749	93,939	13.06%	13.06%	1.77%
	2020		0.75%	0.75%	14.45	14.45	5,798	83,799	12.45%	12.45%	1.65%

Lincoln Opportunistic Hedged Equity Fund - Service Class	2024	10/10/2024	1.25%	1.25%	11.46	11.46	1,663	19,057	0.83%	0.83%	0.01%

Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	2024		0.95%	1.65%	11.01	12.92	227,426	2,658,878	4.97%	5.71%	5.75%
	2023		0.95%	1.65%	10.46	12.24	231,341	2,572,221	4.81%	5.54%	4.93%
	2022		0.10%	1.65%	9.95	11.62	250,943	2,644,570	-14.23%	-12.89%	4.70%
	2021		0.10%	1.65%	11.73	13.47	193,491	2,396,556	1.59%	2.30%	3.77%
	2020		0.95%	1.65%	11.47	13.18	102,796	1,307,758	5.55%	6.29%	2.57%

Lord Abbett Series Fund Developing Growth Portfolio - Class VC	2024		0.95%	1.65%	15.42	22.42	58,253	1,078,924	20.18%	21.02%	0.15%
	2023		0.95%	1.65%	12.79	18.55	61,526	940,351	6.40%	7.15%	0.00%
	2022		0.95%	1.65%	11.99	17.34	61,603	878,618	-37.03%	-36.59%	0.00%
	2021		0.95%	1.65%	19.25	27.39	105,211	2,206,494	-4.34%	-3.67%	0.00%
	2020		0.95%	1.65%	19.99	28.47	94,528	2,151,101	69.78%	70.97%	0.00%

Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	2024		0.75%	1.30%	33.12	47.06	2,255	99,623	15.14%	15.78%	0.73%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2023		0.75%	1.30%	28.62	40.65	2,405	91,841	13.15%	13.78%	0.60%
	2022		0.75%	1.30%	25.17	35.72	2,474	83,086	-13.12%	-12.64%	1.07%
	2021		0.75%	1.30%	28.83	40.89	2,584	99,404	25.64%	26.36%	0.82%
	2020		0.75%	1.30%	22.83	32.36	2,823	85,770	0.44%	1.01%	1.29%

Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	2024		0.10%	1.65%	10.32	11.70	264,817	2,856,865	3.42%	5.03%	4.38%
	2023		0.10%	1.65%	9.98	11.14	298,853	3,140,935	3.33%	4.95%	4.63%
	2022		0.50%	1.65%	9.66	10.64	285,843	2,867,264	-6.61%	-5.53%	3.07%
	2021		0.50%	1.65%	10.34	10.79	230,523	2,473,093	-1.02%	-0.32%	2.49%
	2020		0.95%	1.65%	10.45	10.84	171,281	1,830,261	1.44%	2.16%	2.97%

LVIP AllianceBernstein Large Cap Growth Fund - Service Class	2024		0.10%	2.90%	15.75	61.05	607,757	24,999,406	22.03%	25.48%	0.00%
	2023		0.10%	2.90%	22.16	48.99	678,152	23,046,445	41.79%	45.81%	0.00%
	2022		0.10%	2.95%	15.39	34.70	681,476	16,170,280	-42.59%	-40.93%	0.00%
	2021		0.10%	3.00%	26.96	59.04	641,781	26,513,483	16.59%	20.04%	0.00%
	2020		0.10%	3.00%	22.64	49.43	681,637	24,092,126	32.07%	35.98%	0.00%

LVIP American Balanced Allocation Fund - Service Class	2024		0.10%	1.65%	13.85	17.49	494,260	7,752,655	8.92%	10.62%	2.25%
	2023		0.95%	1.65%	12.67	15.26	490,647	7,037,290	11.42%	12.20%	2.78%
	2022		0.95%	1.65%	11.34	13.62	428,484	5,574,884	-16.32%	-15.73%	1.68%
	2021		0.95%	1.65%	13.51	16.18	425,216	6,599,913	8.44%	9.20%	2.25%
	2020		0.95%	1.65%	12.42	14.84	362,912	5,253,573	14.08%	14.88%	1.65%

LVIP American Balanced Allocation Fund - Standard Class	2024		0.65%	0.65%	22.63	22.63	95	2,149	10.40%	10.40%	1.83%
	2023		0.65%	0.65%	20.50	20.50	181	3,718	12.94%	12.94%	2.37%
	2022		0.65%	0.65%	18.15	18.15	282	5,117	-15.18%	-15.18%	1.73%
	2021		0.65%	0.65%	21.40	21.40	381	8,145	9.91%	9.91%	2.26%
	2020		0.65%	0.65%	19.47	19.47	470	9,141	15.63%	15.63%	1.88%

LVIP American Century Balanced Fund - Service Class	2024		0.30%	2.85%	13.04	17.81	804,600	13,493,071	8.65%	11.45%	1.83%
	2023		0.30%	2.85%	11.92	16.05	818,800	12,452,516	12.86%	15.77%	1.72%
	2022		0.30%	2.95%	12.03	13.93	756,082	9,982,900	-19.87%	-17.72%	0.95%
	2021		0.30%	2.95%	15.02	17.00	817,491	13,322,295	12.12%	15.13%	0.47%
	2020		0.30%	2.95%	13.39	14.83	802,795	11,480,655	9.01%	11.93%	0.94%

LVIP American Century Capital Appreciation Fund - Service Class	2024	11/18/2024	1.30%	1.55%	11.36	11.38	12,223	139,106	-0.90%	-0.87%	0.00%

LVIP American Century Inflation Protection Fund - Service Class	2024	11/18/2024	1.30%	1.55%	9.80	10.14	3,865	39,127	-1.64%	-0.87%	0.20%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP American Century International Fund - Service Class	2024	10/16/2024	1.30%	1.30%	9.72	9.72	1,503	14,613	-5.74%	-5.74%	0.57%

LVIP American Century Large Company Value Fund - Service Class	2024		0.30%	3.25%	13.81	17.30	528,507	8,292,499	6.98%	10.19%	2.38%
	2023		0.30%	3.25%	12.91	15.70	566,326	8,167,001	0.46%	3.46%	2.44%
	2022		0.95%	3.25%	12.85	14.47	577,077	8,157,896	-3.64%	-1.40%	2.01%
	2021		0.95%	3.25%	13.34	14.70	366,801	5,251,732	17.64%	20.38%	1.29%
	2020		0.95%	3.25%	11.34	12.24	320,133	3,825,795	-0.79%	1.52%	1.62%

LVIP American Century Large Company Value Fund - Standard Class II	2024		0.65%	0.65%	17.04	17.04	251	4,280	10.00%	10.00%	2.16%
	2023		0.65%	0.65%	15.49	15.49	480	7,434	3.21%	3.21%	2.61%
	2022		0.65%	0.65%	15.01	15.01	746	11,195	-0.91%	-0.91%	2.08%
	2021		0.65%	0.65%	15.14	15.14	1,007	15,253	20.92%	20.92%	1.39%
	2020		0.65%	0.65%	12.52	12.52	1,242	15,559	1.95%	1.95%	1.74%

LVIP American Century Mid Cap Value Fund - Service Class	2024	10/3/2024	1.10%	1.70%	10.32	10.36	7,509	77,563	-6.24%	0.22%	2.11%

LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	2024		0.30%	3.30%	15.37	20.75	2,077,724	41,169,417	7.92%	11.21%	1.61%
	2023		0.30%	3.30%	14.24	18.71	2,397,216	43,193,339	5.58%	8.80%	1.34%
	2022		0.50%	3.00%	14.69	17.35	2,354,254	39,550,191	-10.46%	-8.19%	1.74%
	2021		0.50%	3.00%	16.47	19.02	2,445,430	45,183,415	17.28%	20.18%	0.93%
	2020		0.50%	2.95%	14.04	15.93	2,681,070	41,638,253	1.77%	4.30%	0.76%

LVIP American Century Ultra Fund - Service Class	2024	7/8/2024	0.30%	2.95%	11.38	11.57	1,218,656	14,002,759	2.84%	6.56%	0.00%

LVIP American Century Value Fund - Service Class	2024	10/11/2024	1.10%	1.70%	10.29	10.33	5,465	56,414	-4.22%	-3.69%	3.32%

LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	2024		1.30%	1.55%	13.46	13.81	188,254	2,556,238	7.80%	8.07%	2.15%
	2023		1.30%	1.55%	12.48	12.78	235,407	2,960,904	9.69%	9.97%	2.48%
	2022		1.30%	1.55%	11.38	11.62	254,191	2,912,156	-17.12%	-16.91%	1.83%
	2021		1.30%	1.55%	13.73	13.99	265,381	3,666,322	7.30%	7.57%	2.43%
	2020		1.30%	1.55%	12.80	13.00	271,561	3,502,274	8.02%	8.29%	1.63%

LVIP American Global Growth Allocation Managed Risk Fund - Service Class	2024		1.25%	2.35%	12.84	14.39	373,013	5,287,464	9.27%	10.48%	1.66%
	2023		1.25%	2.35%	11.75	13.03	484,020	6,212,427	10.93%	12.16%	2.30%
	2022		1.30%	2.35%	10.59	11.57	524,883	6,016,180	-20.32%	-19.47%	1.11%
	2021		1.30%	2.35%	13.29	14.36	643,258	9,159,812	8.21%	9.35%	1.73%
	2020		1.30%	2.35%	12.28	13.14	710,954	9,271,120	7.94%	9.08%	1.15%

LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	2024		0.65%	0.65%	19.54	19.54	11,159	218,039	11.53%	11.53%	2.22%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2023		0.65%	0.65%	17.52	17.52	11,891	208,321	13.23%	13.23%	2.72%
	2022		0.65%	0.65%	15.47	15.47	12,683	196,235	-18.66%	-18.66%	1.55%
	2021		0.65%	0.65%	19.02	19.02	13,507	256,937	10.45%	10.45%	2.15%
	2020		0.65%	0.65%	17.22	17.22	14,344	247,030	10.18%	10.18%	1.53%

LVIP American Global Growth Fund - Service Class II	2024		0.30%	3.25%	12.46	44.04	465,606	17,835,130	9.63%	12.91%	1.19%
	2023		0.30%	3.25%	11.26	39.14	508,095	17,443,211	18.25%	21.79%	0.52%
	2022		0.30%	3.25%	15.49	32.25	533,918	15,202,430	-27.42%	-25.24%	0.57%
	2021		0.30%	3.25%	21.27	43.30	531,408	20,513,028	12.31%	15.27%	0.00%
	2020		0.65%	3.25%	18.87	37.56	474,020	15,964,150	26.15%	29.15%	0.00%

LVIP American Global Small Capitalization Fund - Service Class II	2024		0.20%	2.75%	9.87	22.64	105,077	2,232,228	-0.83%	1.73%	1.87%
	2023		0.20%	2.75%	9.92	22.47	114,135	2,412,008	12.58%	15.49%	0.00%
	2022		0.20%	2.75%	14.15	19.64	132,335	2,457,155	-31.76%	-29.99%	4.42%
	2021		0.20%	2.75%	20.22	28.32	127,029	3,420,874	3.41%	6.08%	0.00%
	2020		0.20%	2.95%	19.06	26.95	133,887	3,438,908	25.47%	28.96%	0.00%

LVIP American Growth Allocation Fund - Service Class	2024		0.95%	1.50%	14.07	17.52	228,392	3,486,482	9.95%	10.56%	1.82%
	2023		0.95%	1.65%	12.78	15.87	232,828	3,260,201	12.68%	13.47%	2.53%
	2022		0.95%	1.65%	11.31	14.01	220,659	2,723,727	-17.33%	-16.75%	1.24%
	2021		0.95%	1.65%	13.64	16.85	231,672	3,462,638	8.70%	9.46%	1.95%
	2020		0.95%	1.65%	12.64	15.42	197,215	2,746,006	15.06%	15.69%	1.32%

LVIP American Growth Fund - Service Class II	2024		0.20%	3.05%	16.63	75.35	1,527,154	107,136,553	27.25%	30.92%	0.03%
	2023		0.20%	3.05%	12.98	57.68	1,699,532	92,227,588	33.85%	37.72%	0.01%
	2022		0.20%	3.05%	21.63	42.28	1,721,186	68,469,734	-32.29%	-30.33%	1.65%
	2021		0.20%	3.05%	31.08	61.27	1,520,425	87,847,790	17.93%	21.33%	0.55%
	2020		0.20%	3.05%	25.36	50.98	1,423,951	68,426,564	47.00%	51.25%	0.00%

LVIP American Growth-Income Fund - Service Class II	2024		0.20%	3.25%	27.63	53.22	1,619,352	81,124,528	19.85%	23.56%	0.85%
	2023		0.20%	3.25%	22.38	43.48	1,700,226	69,761,257	21.70%	25.46%	1.01%
	2022		0.30%	3.25%	17.86	34.99	1,733,340	57,321,076	-19.46%	-17.05%	2.41%
	2021		0.30%	3.25%	21.53	42.54	1,724,135	69,482,229	19.73%	23.32%	0.80%
	2020		0.30%	3.25%	17.46	34.79	1,627,004	53,680,837	9.52%	12.80%	1.47%

LVIP American International Fund - Service Class II	2024		0.30%	3.25%	11.08	17.66	930,118	14,756,295	-0.54%	2.44%	0.78%
	2023		0.30%	3.25%	11.14	17.38	950,793	14,922,812	11.72%	15.07%	0.95%
	2022		0.30%	3.25%	9.96	16.32	973,218	13,398,316	-23.60%	-21.31%	2.38%
	2021		0.30%	3.25%	13.01	20.80	922,612	16,340,963	-4.98%	-2.14%	2.12%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2020		0.30%	3.25%	13.67	21.32	886,526	16,196,646	9.94%	13.23%	0.25%

LVIP American Preservation Fund - Service Class	2024		0.10%	1.50%	9.35	10.78	105,924	1,028,545	1.35%	2.78%	4.00%
	2023		0.10%	1.50%	9.22	10.49	102,139	970,372	2.20%	3.64%	2.89%
	2022		0.10%	1.50%	9.02	10.12	121,409	1,128,941	-8.36%	-7.06%	1.65%
	2021		0.10%	1.65%	9.71	10.89	151,967	1,542,882	-2.49%	-0.95%	2.33%
	2020		0.10%	1.65%	10.08	10.99	135,508	1,393,684	3.87%	5.35%	2.06%

LVIP Baron Growth Opportunities Fund - Service Class	2024		0.10%	3.15%	13.93	46.15	526,581	19,872,007	2.18%	5.34%	0.20%
	2023		0.10%	3.15%	18.50	44.12	667,237	23,219,937	14.16%	17.76%	0.00%
	2022		0.30%	3.15%	16.20	37.86	654,768	19,816,441	-28.14%	-26.05%	0.00%
	2021		0.30%	3.15%	22.53	52.58	574,421	24,954,483	15.04%	18.36%	0.00%
	2020		0.30%	3.15%	19.57	45.61	612,682	22,914,685	29.93%	33.68%	0.00%

LVIP BlackRock Advantage Allocation Fund - Service Class	2022		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.89%
	2021		0.95%	3.05%	12.87	17.34	124,587	2,073,260	4.21%	6.42%	1.09%
	2020		0.95%	3.05%	12.10	16.32	113,361	1,778,936	9.46%	11.78%	1.93%

LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	2024		0.30%	3.30%	14.33	27.10	5,002,673	108,970,341	7.61%	10.89%	2.45%
	2023		0.30%	3.30%	13.33	24.56	5,717,590	113,616,740	5.58%	8.80%	2.44%
	2022		0.50%	3.30%	12.62	23.26	5,892,825	109,244,472	-5.70%	-3.02%	2.03%
	2021		0.50%	3.30%	13.37	24.01	6,437,237	124,285,998	18.78%	22.15%	1.79%
	2020		0.50%	3.30%	10.95	19.68	7,407,240	118,315,175	-2.11%	0.36%	1.92%

LVIP BlackRock Global Allocation Fund - Service Class	2024		0.30%	3.20%	12.39	24.46	2,035,938	42,116,737	5.79%	8.91%	0.99%
	2023		0.30%	3.20%	11.67	22.54	2,380,746	45,997,061	9.78%	13.01%	2.47%
	2022	6/3/2022	0.30%	3.20%	10.59	20.01	2,636,619	45,714,059	-6.81%	-5.24%	0.23%

LVIP BlackRock Global Allocation Fund - Standard Class	2024		0.65%	0.65%	25.39	25.39	813	20,639	8.80%	8.80%	1.21%
	2023		0.65%	0.65%	23.34	23.34	1,008	23,517	12.89%	12.89%	2.60%
	2022	6/3/2022	0.65%	0.65%	20.67	20.67	1,246	25,767	-5.29%	-5.29%	0.36%

LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	2024		0.65%	3.05%	10.23	13.55	5,015,842	60,953,151	5.94%	8.51%	3.00%
	2023		0.65%	3.05%	9.67	12.49	5,707,115	64,570,484	7.91%	10.53%	2.27%
	2022		0.65%	3.05%	8.96	11.30	6,407,692	66,171,928	-20.53%	-18.60%	2.50%
	2021		0.65%	3.05%	11.33	13.88	6,836,144	87,439,950	4.19%	6.66%	4.48%
	2020		0.65%	3.00%	10.87	13.01	7,040,095	85,172,385	7.15%	9.70%	1.60%

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	2024		0.30%	3.30%	11.68	14.68	2,197,641	29,806,681	7.19%	10.46%	1.95%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2023		0.30%	3.30%	10.89	13.34	2,307,176	28,672,772	7.67%	10.95%	1.75%
	2022		0.30%	3.30%	10.12	12.06	2,641,616	30,019,948	-19.52%	-17.06%	1.18%
	2021		0.30%	3.30%	12.57	14.64	2,771,600	38,450,782	8.66%	11.97%	0.95%
	2020		0.30%	3.30%	11.73	13.11	2,865,411	35,886,709	-1.38%	1.32%	1.22%

LVIP BlackRock Inflation Protected Bond Fund - Service Class	2024		0.10%	3.30%	7.79	12.52	5,407,446	58,957,502	-0.94%	2.28%	3.67%
	2023		0.10%	3.30%	7.86	12.31	5,579,757	60,437,098	1.41%	4.71%	2.10%
	2022		0.10%	3.30%	7.74	11.82	5,828,788	61,170,127	-8.03%	-5.04%	8.78%
	2021		0.10%	3.30%	8.42	12.59	5,838,122	65,283,980	1.07%	4.30%	6.66%
	2020		0.10%	3.25%	8.33	12.13	5,071,725	55,011,926	1.66%	4.70%	0.16%

LVIP BlackRock Inflation Protected Bond Fund - Standard Class	2024		0.65%	0.65%	12.96	12.96	10,852	140,643	1.97%	1.97%	3.96%
	2023		0.65%	0.65%	12.71	12.71	10,983	139,584	4.39%	4.39%	2.43%
	2022		0.65%	0.65%	12.17	12.17	11,195	136,299	-5.32%	-5.32%	9.31%
	2021		0.65%	0.65%	12.86	12.86	11,102	142,765	3.99%	3.99%	10.06%
	2020		0.65%	0.65%	12.37	12.37	1,615	19,973	4.59%	4.59%	0.17%

LVIP BlackRock Real Estate Fund - Service Class	2024		0.10%	2.90%	7.99	17.64	486,584	4,866,154	-1.54%	1.25%	2.56%
	2023		0.10%	2.90%	8.11	17.54	494,439	4,936,273	9.56%	12.67%	2.68%
	2022		0.10%	2.90%	7.39	16.08	535,410	4,820,039	-30.86%	-28.89%	1.33%
	2021		0.10%	2.90%	10.68	22.72	525,674	6,766,456	24.05%	26.93%	6.52%
	2020		0.60%	2.90%	8.60	17.90	573,604	5,855,465	-5.24%	-3.03%	5.23%

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	2024		0.30%	3.20%	12.84	16.01	3,345,791	49,962,619	9.47%	12.69%	1.54%
	2023		0.30%	3.20%	11.73	14.26	3,842,177	51,497,056	8.43%	11.62%	1.53%
	2022		0.65%	3.20%	10.82	12.82	4,235,356	51,475,822	-19.43%	-17.35%	1.08%
	2021		0.65%	3.20%	13.62	15.51	4,253,198	63,054,756	10.94%	13.52%	0.96%
	2020		0.65%	2.95%	12.28	13.66	4,077,558	53,684,565	-0.01%	2.31%	1.17%

LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	2024		0.50%	3.30%	16.51	49.82	2,406,592	99,162,159	25.86%	29.44%	0.01%
	2023		0.50%	3.30%	13.02	38.83	2,921,540	93,970,018	29.48%	33.15%	0.16%
	2022		0.50%	3.30%	12.96	29.43	3,282,553	80,039,521	-29.29%	-27.28%	0.00%
	2021		0.20%	3.30%	17.82	40.84	3,080,078	104,491,167	26.29%	29.89%	0.00%
	2020		0.50%	3.30%	13.72	31.73	3,405,788	90,149,420	19.92%	22.89%	0.15%

LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	2024		1.25%	2.50%	33.63	54.31	2,113	85,953	27.19%	28.79%	0.01%
	2023		1.25%	2.50%	26.44	42.17	2,507	78,211	30.84%	32.49%	0.39%
	2022		1.25%	2.50%	20.21	31.83	2,978	69,432	-28.55%	-27.65%	0.00%
	2021		1.25%	2.50%	28.28	43.99	4,293	146,365	27.63%	29.24%	0.00%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2020		1.25%	2.50%	22.16	34.04	5,287	140,352	20.76%	22.28%	0.31%

LVIP Blended Mid Cap Managed Volatility Fund - Service Class	2024		0.30%	3.30%	14.24	28.59	2,686,453	56,910,451	15.07%	18.57%	0.01%
	2023		0.30%	3.30%	12.29	24.52	3,257,046	58,935,076	13.65%	17.11%	0.04%
	2022		0.50%	3.00%	12.09	21.50	3,436,455	53,768,486	-26.01%	-24.14%	0.00%
	2021		0.20%	3.00%	16.13	29.04	3,287,797	68,463,213	9.66%	12.44%	0.00%
	2020		0.50%	3.00%	14.96	26.45	3,417,358	63,815,467	23.64%	26.77%	0.00%

LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	2024		0.65%	0.65%	42.08	42.08	169	7,107	18.45%	18.45%	0.01%
	2023		0.65%	0.65%	35.53	35.53	184	6,542	16.99%	16.99%	0.29%
	2022		0.65%	0.65%	30.37	30.37	186	5,634	-24.06%	-24.06%	0.00%
	2021		0.65%	0.65%	39.99	39.99	174	6,970	12.56%	12.56%	0.00%
	2020		0.65%	0.65%	35.53	35.53	183	6,499	26.88%	26.88%	0.00%

LVIP Channing Small Cap Value Fund - Service Class	2024		1.30%	1.55%	11.21	11.28	39,959	447,811	8.88%	9.16%	0.50%
	2023		1.30%	1.30%	10.33	10.33	19,470	201,041	18.11%	18.11%	1.33%
	2022	12/19/2022	1.30%	1.30%	8.75	8.75	485	4,245	1.91%	1.91%	0.00%

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	2024		0.80%	2.95%	18.87	23.90	1,613,504	35,561,740	18.32%	20.89%	0.48%
	2023		0.80%	3.15%	15.63	19.77	1,937,549	35,636,917	18.32%	21.14%	0.68%
	2022		0.65%	3.15%	13.21	16.54	2,252,704	34,445,863	-20.29%	-18.27%	0.53%
	2021		0.65%	3.15%	16.57	20.24	2,319,548	43,770,933	17.85%	20.83%	0.18%
	2020		0.65%	3.15%	14.06	16.75	2,658,609	41,874,417	10.91%	13.71%	0.55%

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	2024		0.65%	0.65%	25.26	25.26	256	6,472	21.50%	21.50%	0.85%
	2023		0.65%	0.65%	20.79	20.79	285	5,933	21.74%	21.74%	1.08%
	2022		0.65%	0.65%	17.08	17.08	305	5,204	-17.98%	-17.98%	0.91%
	2021		0.65%	0.65%	20.82	20.82	303	6,316	21.26%	21.26%	0.55%
	2020		0.65%	0.65%	17.17	17.17	334	5,728	14.12%	14.12%	0.94%

LVIP Dimensional International Core Equity Fund - Service Class	2024		0.10%	3.15%	10.85	15.78	752,214	9,729,678	-0.38%	2.70%	2.18%
	2023		0.10%	3.15%	10.90	15.36	763,063	9,681,538	12.13%	15.61%	2.84%
	2022		0.95%	3.15%	9.72	12.59	757,135	8,420,929	-16.32%	-14.45%	3.36%
	2021		0.95%	3.15%	11.61	14.71	657,149	8,511,763	9.43%	11.87%	2.20%
	2020		0.95%	3.15%	10.61	11.92	592,984	6,854,158	3.30%	5.44%	1.57%

LVIP Dimensional International Equity Managed Volatility Fund - Service Class	2024		0.30%	3.30%	9.03	14.21	3,421,342	40,521,581	1.04%	4.12%	2.50%
	2023		0.30%	3.30%	8.93	13.73	3,559,989	40,958,254	12.63%	16.06%	3.29%
	2022		0.55%	3.05%	8.40	11.89	3,746,442	37,602,269	-14.04%	-11.86%	3.07%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2021		0.10%	3.05%	9.78	13.53	3,622,378	41,621,868	11.62%	14.45%	2.83%
	2020		0.55%	3.05%	8.76	11.86	3,762,100	38,112,740	-9.46%	-7.40%	1.65%

LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	2024		0.10%	3.15%	18.95	44.84	573,118	19,568,498	16.62%	20.22%	0.80%
	2023		0.10%	3.15%	19.89	38.37	610,847	17,874,001	18.56%	22.23%	1.09%
	2022		0.10%	3.15%	16.35	32.30	578,593	14,381,360	-18.16%	-15.63%	1.08%
	2021		0.10%	3.15%	19.46	39.39	499,873	15,736,370	23.16%	26.95%	0.88%
	2020		0.10%	3.15%	16.62	31.92	479,586	12,280,801	12.40%	15.85%	1.23%

LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	2024		0.65%	0.65%	67.68	67.68	107	7,203	19.99%	19.99%	1.08%
	2023		0.65%	0.65%	56.41	56.41	117	6,600	21.99%	21.99%	1.38%
	2022		0.65%	0.65%	46.24	46.24	121	5,588	-15.80%	-15.80%	1.34%
	2021		0.65%	0.65%	54.92	54.92	129	7,088	26.69%	26.69%	1.14%
	2020		0.65%	0.65%	43.35	43.35	146	6,328	15.64%	15.64%	1.55%

LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2024		0.10%	3.15%	20.06	26.74	622,916	14,691,944	14.49%	18.04%	0.80%
	2023		0.10%	3.15%	17.52	22.65	742,403	14,989,513	17.59%	21.23%	1.07%
	2022		0.10%	3.15%	14.90	18.69	706,483	11,898,291	-16.79%	-14.21%	1.06%
	2021		0.10%	3.15%	17.91	20.53	673,085	13,389,256	23.51%	26.25%	0.91%
	2020		0.95%	3.15%	14.50	16.29	650,896	10,279,705	11.48%	13.96%	1.14%

LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	2024		0.10%	3.30%	17.74	35.99	2,174,938	63,538,474	16.45%	20.25%	1.10%
	2023		0.10%	3.30%	15.23	30.16	2,652,752	65,402,293	17.70%	21.52%	0.94%
	2022		0.10%	3.30%	12.94	25.00	2,800,290	57,600,701	-17.67%	-14.99%	0.82%
	2021		0.10%	3.30%	15.72	29.63	2,784,950	68,364,827	23.25%	27.25%	0.76%
	2020		0.10%	3.30%	16.06	23.46	3,187,077	62,423,757	11.66%	14.89%	0.87%

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	2024		0.65%	3.05%	21.62	28.58	1,603,193	40,803,528	23.38%	26.37%	9.06%
	2023		0.65%	3.05%	15.57	22.62	1,924,099	39,351,361	21.06%	24.00%	0.68%
	2022		0.65%	3.05%	12.68	18.24	2,173,331	36,219,377	-21.63%	-19.73%	0.64%
	2021		0.65%	3.05%	15.96	22.72	2,255,145	47,162,272	22.80%	25.72%	0.96%
	2020		0.65%	3.00%	15.11	18.07	2,487,888	41,734,744	16.30%	19.07%	0.33%

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	2024		0.65%	0.65%	29.77	29.77	217	6,460	26.81%	26.81%	9.70%
	2023		0.65%	0.65%	23.47	23.47	252	5,905	24.44%	24.44%	1.03%
	2022		0.65%	0.65%	18.86	18.86	278	5,246	-19.45%	-19.45%	1.02%
	2021		0.65%	0.65%	23.42	23.42	268	6,283	26.16%	26.16%	1.32%
	2020		0.65%	0.65%	18.56	18.56	307	5,706	19.48%	19.48%	0.65%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	2024		0.65%	3.30%	10.95	24.15	3,703,357	56,680,716	8.62%	11.53%	1.25%
	2023		0.65%	3.30%	10.04	21.68	4,347,699	60,311,879	13.15%	16.19%	1.34%
	2022		0.65%	3.30%	9.75	18.69	4,735,193	56,967,267	-15.13%	-12.85%	1.28%
	2021		0.65%	3.30%	11.45	21.48	5,031,800	70,087,800	13.56%	16.33%	0.90%
	2020		0.65%	3.00%	10.07	18.50	5,633,525	68,081,942	9.06%	11.73%	0.80%

LVIP Franklin Templeton Multi-Asset Opportunities Fund - Service Class	2022		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.87%
	2021		1.10%	3.05%	13.76	15.10	142,240	2,115,503	7.60%	9.72%	1.61%
	2020		1.10%	3.05%	12.79	13.78	136,193	1,852,088	10.28%	12.45%	1.05%

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class	2024		0.50%	2.95%	10.64	14.10	407,484	5,226,807	5.48%	8.09%	2.99%
	2023		0.50%	2.95%	10.07	13.12	463,732	5,566,178	6.57%	9.22%	2.96%
	2022		0.50%	2.95%	9.29	12.44	509,947	5,670,783	-14.61%	-12.49%	9.93%
	2021		0.50%	2.95%	10.79	14.27	534,380	6,862,867	5.36%	7.97%	5.20%
	2020		0.50%	2.95%	10.00	13.27	599,268	7,197,429	-0.58%	1.89%	3.31%

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	2024		0.65%	0.65%	19.66	19.66	3,342	65,708	8.20%	8.20%	3.38%
	2023		0.65%	0.65%	18.17	18.17	3,480	63,253	9.33%	9.33%	3.26%
	2022		0.65%	0.65%	16.62	16.62	3,642	60,539	-12.40%	-12.40%	10.25%
	2021		0.65%	0.65%	18.98	18.98	3,660	69,456	8.08%	8.08%	8.07%
	2020		0.65%	0.65%	17.56	17.56	754	13,238	1.99%	1.99%	3.42%

LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class	2024		0.80%	3.05%	11.27	19.46	450,577	6,229,473	0.40%	2.69%	3.41%
	2023		0.80%	3.05%	11.20	18.95	501,184	6,801,294	15.06%	17.68%	4.02%
	2022		0.80%	3.05%	9.71	16.10	571,457	6,648,490	-10.03%	-7.98%	7.31%
	2021		0.80%	3.05%	10.77	17.50	609,711	7,761,750	9.49%	11.98%	4.23%
	2020		0.80%	3.05%	9.82	15.63	640,272	7,329,290	-7.21%	-5.10%	2.49%

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class	2024		0.10%	3.05%	18.22	50.51	443,588	17,060,105	23.84%	27.55%	0.74%
	2023		0.10%	3.05%	14.74	40.74	454,847	15,067,300	13.57%	16.97%	1.33%
	2022		0.85%	3.05%	16.25	35.84	499,632	14,430,343	-12.90%	-10.96%	2.56%
	2021		0.85%	3.05%	18.34	41.11	541,128	18,186,240	27.60%	30.30%	2.07%
	2020		0.95%	3.05%	14.38	32.18	602,637	15,705,488	-0.37%	1.75%	2.43%

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	2024		0.65%	0.65%	75.09	75.09	5,391	404,813	27.16%	27.16%	1.07%
	2023		0.65%	0.65%	59.05	59.05	5,391	318,357	16.63%	16.63%	1.69%
	2022		0.65%	0.65%	50.64	50.64	5,391	272,972	-10.55%	-10.55%	2.97%
	2021	5/19/2021	0.65%	0.65%	56.61	56.61	5,181	293,325	7.88%	7.88%	2.27%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class	2024		0.75%	3.15%	16.31	40.54	370,762	12,117,641	9.41%	12.06%	0.88%
	2023		0.30%	3.15%	15.88	36.18	396,446	11,992,717	11.68%	14.91%	1.35%
	2022		0.75%	3.15%	13.97	31.63	452,438	11,603,350	-15.38%	-13.32%	2.55%
	2021		0.75%	3.15%	16.21	36.49	785,652	19,740,057	29.19%	32.32%	2.79%
	2020		0.75%	3.15%	12.55	27.57	406,057	10,044,350	2.44%	4.93%	2.63%

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	2024		0.65%	1.65%	30.13	53.68	786	33,563	11.34%	12.46%	1.07%
	2023		0.65%	1.65%	27.06	47.73	878	33,629	13.65%	14.79%	1.72%
	2022		0.65%	1.65%	23.81	41.58	855	27,710	-13.88%	-13.02%	3.58%
	2021		0.65%	1.65%	27.65	47.80	834	30,178	31.47%	32.79%	2.33%
	2020		0.65%	1.65%	21.03	36.00	979	25,974	4.25%	5.30%	2.87%

LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	2024		0.80%	3.00%	11.67	13.35	1,013,888	13,184,114	8.47%	10.88%	2.48%
	2023		0.80%	3.00%	10.76	12.04	1,015,074	11,947,337	10.44%	12.89%	1.72%
	2022		0.80%	3.00%	9.74	10.67	848,758	8,861,744	-22.11%	-20.38%	2.17%
	2021		0.80%	3.00%	12.64	13.38	722,383	9,513,681	11.46%	13.48%	3.15%
	2020		0.85%	2.65%	11.37	11.79	481,150	5,624,933	3.49%	5.27%	1.84%

LVIP Global Conservative Allocation Managed Risk Fund - Service Class	2024		0.65%	3.20%	10.54	19.80	2,960,120	53,692,129	4.05%	6.74%	3.06%
	2023		0.65%	3.20%	10.10	18.55	3,334,001	57,152,544	6.00%	8.74%	1.64%
	2022		0.65%	3.20%	9.50	17.06	3,848,244	61,278,640	-18.27%	-16.16%	2.22%
	2021		0.65%	3.20%	11.59	20.38	4,381,157	83,987,980	3.98%	6.67%	3.17%
	2020		0.65%	3.20%	11.11	19.22	4,668,077	84,495,864	3.45%	6.12%	1.88%

LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	2024		1.70%	1.70%	19.03	19.03	7,115	135,374	5.89%	5.89%	3.40%
	2023		1.70%	1.70%	17.97	17.97	7,635	137,179	7.87%	7.87%	1.96%
	2022		1.70%	1.70%	16.66	16.66	8,203	136,636	-16.82%	-16.82%	2.57%
	2021		1.70%	1.70%	20.03	20.03	8,814	176,512	5.82%	5.82%	3.41%
	2020		1.70%	1.70%	18.92	18.92	9,374	177,389	5.27%	5.27%	2.14%

LVIP Global Growth Allocation Managed Risk Fund - Service Class	2024		0.65%	3.20%	10.94	19.33	13,485,129	240,046,847	7.37%	10.15%	2.54%
	2023		0.65%	3.20%	10.18	17.66	15,469,928	253,334,127	9.49%	12.31%	1.59%
	2022		0.65%	3.20%	9.29	15.82	17,555,063	258,513,610	-21.44%	-19.41%	2.16%
	2021		0.65%	3.20%	11.81	19.74	18,776,681	347,628,181	8.95%	11.76%	2.74%
	2020		0.65%	3.20%	10.83	17.77	21,106,833	352,769,615	2.27%	4.91%	1.88%

LVIP Global Moderate Allocation Managed Risk Fund - Service Class	2024		0.10%	3.45%	10.83	19.70	12,003,726	219,317,382	6.19%	9.81%	2.63%
	2023		0.10%	3.45%	10.14	18.15	14,022,083	236,970,188	7.77%	11.44%	1.63%
	2022		0.10%	3.45%	9.49	16.47	15,472,029	238,112,578	-20.38%	-17.67%	2.30%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2021		0.10%	3.45%	13.28	20.24	16,973,152	321,805,946	7.06%	10.42%	2.68%
	2020		0.10%	3.20%	12.41	18.54	19,026,359	331,568,596	2.50%	5.75%	1.77%

LVIP Government Money Market Fund - Service Class	2024		0.10%	3.25%	7.27	11.31	3,077,362	30,393,231	1.33%	4.57%	4.57%
	2023		0.10%	3.25%	7.17	10.82	3,837,541	36,646,819	1.15%	4.39%	4.38%
	2022		0.85%	3.25%	7.09	9.93	4,388,377	40,454,521	-2.10%	0.27%	1.42%
	2021		0.85%	3.25%	7.23	9.92	2,328,858	21,204,867	-3.18%	-0.83%	0.01%
	2020		0.85%	3.25%	7.47	10.01	2,824,517	25,841,935	-3.00%	-0.64%	0.14%

LVIP Government Money Market Fund - Standard Class	2024		1.25%	2.70%	7.86	10.60	42,547	418,234	2.14%	3.63%	4.84%
	2023		1.25%	2.70%	7.70	10.25	46,421	444,580	1.96%	3.45%	4.60%
	2022		1.25%	2.70%	7.55	9.92	84,978	778,735	-1.40%	0.04%	1.40%
	2021		1.25%	2.70%	7.66	9.93	68,201	636,251	-2.65%	-1.23%	0.01%
	2020		1.25%	2.70%	7.87	10.07	109,776	1,035,511	-2.39%	-0.97%	0.21%

LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	2024		0.65%	3.30%	13.16	17.90	2,196,420	35,759,279	9.01%	11.93%	1.60%
	2023		0.65%	3.30%	12.07	15.99	2,517,294	36,951,919	8.16%	11.07%	1.74%
	2022		0.65%	3.30%	11.16	14.40	2,692,955	35,915,344	-10.27%	-7.86%	1.45%
	2021		0.65%	3.30%	12.44	15.62	2,961,463	43,216,722	16.29%	19.41%	1.06%
	2020		0.65%	3.30%	10.98	13.08	3,349,635	41,279,893	3.63%	6.25%	1.28%

LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	2024		0.65%	0.65%	18.60	18.60	347	6,460	12.33%	12.33%	2.05%
	2023		0.65%	0.65%	16.56	16.56	360	5,953	11.45%	11.45%	2.18%
	2022		0.65%	0.65%	14.86	14.86	355	5,269	-7.53%	-7.53%	1.81%
	2021		0.65%	0.65%	16.06	16.06	394	6,330	19.81%	19.81%	1.46%
	2020		0.65%	0.65%	13.41	13.41	422	5,664	6.63%	6.63%	1.69%

LVIP JPMorgan Core Bond Fund - Service Class	2024		0.10%	3.30%	8.22	10.67	2,581,403	24,731,742	-1.84%	1.36%	4.76%
	2023		0.10%	3.30%	8.37	10.52	1,953,786	18,688,285	2.22%	5.56%	3.27%
	2022		0.10%	3.30%	8.19	9.97	1,619,586	14,873,592	-15.57%	-12.82%	1.74%
	2021		0.10%	3.30%	9.72	11.44	1,577,260	16,853,043	-4.81%	-1.76%	1.65%
	2020		0.10%	3.25%	10.21	11.64	1,299,311	14,302,800	4.24%	7.57%	1.79%

LVIP JPMorgan High Yield Fund - Service Class	2024		0.10%	3.25%	10.79	19.42	732,197	12,137,374	4.37%	7.71%	6.61%
	2023		0.10%	3.25%	10.27	18.12	759,052	11,928,532	7.93%	11.38%	4.50%
	2022		0.10%	3.25%	9.60	16.35	798,290	11,454,673	-13.32%	-10.55%	5.11%
	2021		0.10%	3.25%	11.06	18.37	878,436	14,265,428	2.77%	6.06%	4.34%
	2020		0.10%	3.25%	10.74	17.41	823,625	12,715,496	2.08%	4.65%	4.75%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP JPMorgan Mid Cap Value Fund - Service Class	2024		1.10%	1.55%	12.55	12.64	62,038	781,605	12.27%	12.78%	1.37%
	2023	6/16/2023	1.10%	1.55%	11.18	11.21	7,448	83,371	7.62%	9.55%	1.81%

LVIP JPMorgan Retirement Income Fund - Service Class	2024		0.30%	2.95%	11.32	14.92	367,247	4,844,958	4.57%	7.38%	2.88%
	2023		0.30%	2.95%	10.76	14.03	377,623	4,671,713	8.09%	10.99%	3.35%
	2022		1.25%	2.95%	10.20	12.76	385,024	4,294,571	-16.07%	-14.63%	1.88%
	2021		0.95%	2.95%	11.96	14.95	356,827	4,597,203	2.53%	4.61%	2.08%
	2020		0.95%	2.95%	11.48	14.33	336,324	4,083,113	6.03%	8.17%	2.33%

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	2024		0.65%	3.30%	13.44	26.70	1,882,634	36,907,383	11.41%	14.40%	1.02%
	2023		0.65%	3.30%	12.07	23.88	2,306,290	39,970,780	8.17%	11.08%	1.27%
	2022		0.65%	3.30%	11.16	22.00	2,490,093	39,232,560	-12.34%	-9.98%	1.08%
	2021		0.65%	3.30%	12.73	25.01	2,806,275	49,581,990	24.57%	27.91%	0.73%
	2020		0.65%	3.30%	11.63	20.00	3,379,725	47,060,033	-1.31%	1.04%	0.92%

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	2020		0.65%	0.65%	26.86	26.86	4,330	116,275	1.29%	1.29%	1.34%

LVIP JPMorgan Small Cap Core Fund - Service Class	2024		1.30%	1.65%	12.37	12.44	110,009	1,367,216	9.62%	10.00%	0.99%
	2023	7/17/2023	0.10%	1.65%	11.28	11.39	32,042	362,657	2.34%	14.05%	1.30%

LVIP JPMorgan U.S. Equity Fund - Service Class	2024		0.95%	2.60%	13.81	14.19	296,249	4,180,444	20.51%	22.51%	0.48%
	2023	7/3/2023	0.95%	2.60%	11.46	11.58	98,342	1,134,883	3.47%	11.93%	0.94%

LVIP Loomis Sayles Global Growth Fund - Service Class	2024		0.10%	1.10%	19.33	20.65	11,992	238,405	20.97%	22.18%	0.00%
	2023		0.10%	1.10%	15.98	16.90	7,373	121,883	34.89%	36.24%	0.12%
	2022		0.10%	1.10%	11.85	12.41	8,302	101,102	-26.81%	-26.08%	0.00%
	2021		0.10%	1.10%	16.18	16.78	6,518	106,966	4.59%	5.64%	0.00%
	2020	10/1/2020	0.10%	1.50%	15.31	15.89	28,619	439,759	4.91%	11.74%	0.10%

LVIP Macquarie Bond Fund - Service Class	2024		0.10%	3.30%	7.92	15.35	16,953,097	225,162,870	-2.04%	1.15%	4.61%
	2023		0.10%	3.30%	8.08	15.26	16,530,775	220,809,272	2.14%	5.46%	2.90%
	2022		0.10%	3.30%	7.90	14.55	16,018,058	205,993,261	-16.80%	-14.09%	2.82%
	2021		0.10%	3.30%	9.49	17.03	16,161,729	244,967,566	-5.32%	-2.24%	1.75%
	2020		0.10%	3.30%	10.02	17.52	14,004,207	220,358,507	5.98%	9.37%	2.05%

LVIP Macquarie Bond Fund - Standard Class	2024		1.25%	2.80%	9.39	21.03	168,549	2,606,395	-1.20%	0.35%	5.35%
	2023		1.25%	2.80%	9.50	20.99	149,105	2,417,838	3.01%	4.62%	3.14%
	2022		1.25%	2.80%	9.21	20.09	147,512	2,318,196	-16.08%	-14.77%	2.86%
	2021		1.25%	2.80%	10.96	23.61	185,469	3,540,669	-4.51%	-3.02%	1.98%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2020		1.25%	2.80%	11.47	24.38	197,652	3,921,561	6.83%	8.50%	2.34%

LVIP Macquarie Diversified Floating Rate Fund - Service Class	2024		0.10%	3.20%	8.07	11.97	4,866,229	49,510,300	2.47%	5.69%	4.56%
	2023		0.10%	3.20%	7.88	11.32	5,133,618	50,231,211	2.00%	5.21%	4.88%
	2022		0.10%	3.20%	7.72	10.76	5,323,305	50,172,418	-3.31%	-0.26%	2.12%
	2021		0.10%	3.20%	7.99	10.79	5,492,002	52,622,812	-3.01%	0.04%	0.96%
	2020		0.10%	3.20%	8.23	10.83	5,135,272	49,895,719	-2.07%	1.01%	1.26%

LVIP Macquarie Diversified Floating Rate Fund - Standard Class	2023		0.65%	0.65%	11.50	11.50	12,817	147,453	4.88%	4.88%	5.28%
	2022		0.65%	0.65%	10.97	10.97	12,817	140,587	-0.55%	-0.55%	2.45%
	2021		0.65%	0.65%	11.03	11.03	12,321	135,897	-0.25%	-0.25%	1.36%
	2020		0.65%	0.65%	11.06	11.06	8,826	97,587	0.71%	0.71%	1.66%

LVIP Macquarie Diversified Income Fund - Service Class	2024		0.20%	3.25%	8.16	17.22	6,141,804	92,179,096	-1.58%	1.47%	3.95%
	2023		0.10%	3.25%	8.29	17.15	6,215,150	93,515,612	2.55%	5.83%	3.77%
	2022		0.50%	3.25%	8.08	16.40	6,357,796	91,912,362	-16.87%	-14.55%	2.92%
	2021		0.50%	3.25%	9.72	19.33	6,939,785	118,641,133	-4.77%	-2.11%	4.35%
	2020		0.50%	3.25%	10.21	19.90	6,729,118	119,217,239	7.15%	9.97%	2.40%

LVIP Macquarie Diversified Income Fund - Standard Class	2024		0.65%	1.65%	11.55	16.41	13,114	198,826	0.31%	1.32%	4.29%
	2023		0.65%	1.65%	11.51	16.20	13,065	196,063	4.50%	5.55%	4.09%
	2022		0.65%	1.65%	11.02	15.34	13,048	185,932	-15.27%	-14.41%	3.38%
	2021		0.65%	1.65%	13.00	17.93	12,859	213,182	-2.91%	-1.94%	5.18%
	2020		0.65%	1.65%	13.39	18.28	12,948	220,409	9.22%	10.32%	2.57%

LVIP Macquarie High Yield Fund - Service Class	2024		0.10%	2.90%	10.56	33.67	168,396	3,863,873	3.30%	6.23%	6.18%
	2023		0.10%	2.90%	10.05	32.17	166,326	3,774,318	9.13%	12.22%	5.65%
	2022		0.75%	2.90%	9.86	29.10	239,122	4,323,374	-14.19%	-12.32%	6.24%
	2021		0.75%	2.90%	13.98	33.47	187,832	4,670,862	1.60%	3.80%	8.95%
	2020		0.75%	2.90%	13.76	32.52	197,748	4,810,450	3.83%	6.09%	5.74%

LVIP Macquarie High Yield Fund - Standard Class	2024		1.40%	2.35%	19.53	28.83	4,611	122,745	4.19%	5.18%	6.38%
	2023		1.40%	2.35%	18.75	27.41	4,877	123,022	10.05%	11.10%	6.60%
	2022		1.40%	2.35%	17.04	24.67	5,767	131,755	-13.47%	-12.64%	5.08%
	2021		1.40%	2.35%	19.69	28.24	7,654	202,988	2.49%	3.46%	9.67%
	2020		1.40%	2.35%	19.21	27.30	7,874	201,337	4.75%	5.75%	6.08%

LVIP Macquarie Limited-Term Diversified Income Fund - Service Class	2024		0.10%	3.15%	7.88	13.41	2,963,107	33,819,032	0.77%	3.89%	3.60%
	2023		0.10%	3.15%	7.82	12.98	3,270,300	36,493,641	1.43%	4.57%	3.18%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.20%	3.15%	7.71	12.48	3,427,048	37,143,867	-7.37%	-4.60%	2.07%
	2021		0.20%	3.15%	8.33	13.14	3,983,625	45,891,896	-4.11%	-1.25%	1.34%
	2020		0.20%	3.15%	8.68	13.37	3,827,623	45,315,337	0.89%	3.92%	1.50%

LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	2024		0.65%	0.65%	12.99	12.99	1,806	23,471	3.62%	3.62%	4.14%
	2023		0.65%	0.65%	12.54	12.54	1,653	20,727	4.31%	4.31%	3.68%
	2022		0.65%	0.65%	12.02	12.02	1,511	18,164	-4.74%	-4.74%	2.70%
	2021		0.65%	0.65%	12.62	12.62	1,368	17,258	-1.32%	-1.32%	1.90%
	2020		0.65%	0.65%	12.79	12.79	922	11,791	3.63%	3.63%	1.78%

LVIP Macquarie Mid Cap Value Fund - Service Class	2024		0.10%	3.00%	12.13	38.38	368,116	9,798,159	11.04%	14.32%	1.07%
	2023		0.10%	3.00%	10.66	33.81	387,198	9,345,392	7.58%	10.74%	1.32%
	2022		0.30%	3.00%	16.24	30.74	406,501	8,908,690	-11.88%	-9.47%	1.32%
	2021		0.30%	3.00%	20.58	34.13	370,883	9,198,500	27.57%	30.41%	1.06%
	2020		0.80%	3.00%	16.11	26.17	380,596	7,303,913	-2.65%	-0.64%	2.57%

LVIP Macquarie SMID Cap Core Fund - Service Class	2024		0.10%	2.95%	19.09	68.91	238,715	9,970,305	11.06%	14.28%	0.37%
	2023		0.10%	2.95%	16.92	61.22	237,318	9,322,962	12.73%	15.99%	0.95%
	2022		0.30%	2.95%	14.77	53.58	231,888	8,231,678	-16.49%	-14.25%	0.18%
	2021		0.30%	3.00%	17.41	63.30	238,502	10,127,305	19.19%	22.46%	0.57%
	2020		0.30%	3.00%	14.36	52.36	257,806	9,160,358	7.46%	10.41%	0.29%

LVIP Macquarie SMID Cap Core Fund - Standard Class	2024		1.40%	1.40%	42.23	42.23	6,243	263,674	13.14%	13.14%	0.61%
	2023		1.40%	1.40%	37.33	37.33	7,526	280,929	14.83%	14.83%	1.13%
	2022		1.40%	1.40%	32.51	32.51	7,904	256,933	-14.93%	-14.93%	0.35%
	2021		1.40%	1.40%	38.21	38.21	12,609	481,829	21.47%	21.47%	0.96%
	2020		1.40%	1.40%	31.46	31.46	13,032	409,990	9.54%	9.54%	0.56%

LVIP Macquarie Social Awareness Fund - Service Class	2024		0.95%	3.00%	25.51	66.76	109,565	5,068,224	17.08%	19.51%	0.46%
	2023		0.95%	3.00%	21.43	56.09	125,593	5,023,837	25.89%	28.50%	0.67%
	2022		0.95%	3.00%	16.74	43.82	134,018	4,195,752	-22.36%	-20.75%	0.78%
	2021		0.95%	3.00%	21.68	55.52	137,902	5,485,507	22.27%	24.80%	0.48%
	2020		0.95%	3.00%	26.19	44.67	150,827	4,973,737	15.86%	18.02%	0.94%

LVIP Macquarie Social Awareness Fund - Standard Class	2024		1.25%	2.60%	40.09	75.34	3,044	207,728	17.97%	19.56%	0.84%
	2023		1.25%	2.60%	33.98	63.23	3,847	219,034	26.84%	28.56%	0.95%
	2022		1.25%	2.60%	26.79	49.36	5,053	229,022	-21.78%	-20.71%	1.13%
	2021		1.25%	2.60%	34.25	62.47	5,713	326,459	23.19%	24.86%	0.84%
	2020		1.25%	2.60%	27.80	50.21	6,128	279,886	16.61%	18.20%	1.31%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP Macquarie U.S. Growth Fund - Service Class	2024		0.20%	3.25%	23.20	78.62	206,960	13,054,383	29.39%	33.40%	0.00%
	2023		0.20%	3.25%	15.54	59.72	277,423	13,397,875	43.18%	47.61%	0.00%
	2022		0.30%	3.25%	17.38	41.03	236,521	7,758,609	-30.19%	-28.10%	0.00%
	2021		0.30%	3.25%	27.97	57.81	232,668	10,780,858	13.98%	16.98%	0.00%
	2020		0.65%	3.25%	24.54	49.89	228,464	9,110,548	39.10%	42.75%	0.00%

LVIP Macquarie U.S. REIT Fund - Service Class	2024		0.10%	2.90%	10.25	46.99	304,361	8,231,230	4.47%	7.44%	2.78%
	2023		0.10%	2.90%	9.79	44.31	333,779	8,559,479	9.04%	12.13%	3.12%
	2022		0.10%	2.90%	9.65	40.03	341,113	8,085,200	-27.66%	-25.60%	2.80%
	2021		0.10%	2.90%	13.14	54.51	361,356	11,778,938	38.47%	42.26%	2.37%
	2020		0.20%	2.90%	9.34	38.78	405,814	9,452,079	-13.20%	-10.82%	1.67%

LVIP Macquarie U.S. REIT Fund - Standard Class	2024		1.40%	2.15%	20.99	54.45	6,282	338,826	5.58%	6.37%	3.23%
	2023		1.40%	2.15%	19.88	51.19	6,358	322,155	10.18%	11.01%	3.00%
	2022		1.40%	2.15%	18.04	46.11	7,728	353,077	-26.89%	-26.34%	3.16%
	2021		1.40%	2.15%	24.68	62.60	7,911	490,084	40.03%	41.08%	3.03%
	2020		1.40%	2.15%	17.62	44.37	7,999	350,846	-12.31%	-11.65%	2.22%

LVIP Macquarie Value Fund - Service Class	2024		0.10%	3.25%	13.15	46.54	348,375	10,733,516	3.44%	6.75%	1.55%
	2023		0.10%	3.25%	12.63	44.26	393,304	11,472,260	-0.12%	3.07%	1.37%
	2022		0.10%	3.25%	14.47	43.58	418,267	12,251,801	-6.64%	-3.65%	1.51%
	2021		0.10%	3.25%	15.21	45.92	438,605	13,736,831	18.15%	21.92%	4.96%
	2020		0.10%	3.25%	12.63	38.23	483,314	12,727,607	-2.83%	-0.17%	1.83%

LVIP Macquarie Value Fund - Standard Class	2024		1.40%	1.40%	41.36	41.36	1,121	46,353	5.69%	5.69%	1.77%
	2023		1.40%	1.40%	39.13	39.13	1,288	50,391	2.05%	2.05%	1.71%
	2022		1.40%	1.40%	38.35	38.35	1,319	50,591	-4.61%	-4.61%	1.80%
	2021		1.40%	1.40%	40.20	40.20	1,367	54,969	20.72%	20.72%	5.69%
	2020		1.40%	1.40%	33.30	33.30	1,405	46,798	-0.98%	-0.98%	2.23%

LVIP Macquarie Wealth Builder Fund - Service Class	2024		1.15%	2.85%	12.62	26.25	99,891	2,179,213	4.87%	6.67%	2.56%
	2023		1.15%	2.85%	11.87	24.67	102,270	2,100,367	6.56%	8.39%	2.77%
	2022		1.30%	2.85%	10.99	22.82	93,406	1,760,693	-13.92%	-12.58%	2.04%
	2021		1.30%	2.85%	12.60	25.65	85,772	1,841,597	8.37%	10.07%	2.01%
	2020		1.30%	2.85%	11.47	23.35	76,750	1,471,478	2.40%	4.00%	1.77%

LVIP Macquarie Wealth Builder Fund - Standard Class	2024		1.70%	2.45%	17.84	25.67	1,305	32,806	5.56%	6.36%	1.32%
	2023		1.40%	2.45%	16.90	25.80	4,557	114,647	7.25%	8.38%	2.80%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		1.40%	2.45%	15.76	23.81	4,871	112,892	-13.36%	-12.44%	2.25%
	2021		1.40%	2.45%	18.19	27.19	4,974	131,634	9.09%	10.23%	2.01%
	2020		1.40%	2.45%	16.67	24.67	5,638	135,761	3.07%	4.15%	2.03%

LVIP MFS International Growth Fund - Service Class	2024		0.10%	3.25%	12.80	26.70	726,233	11,881,343	4.38%	7.72%	1.28%
	2023		0.10%	3.25%	12.22	24.96	784,139	12,081,187	10.76%	14.31%	1.86%
	2022		0.10%	3.25%	10.99	21.99	855,332	11,657,662	-17.24%	-14.58%	0.81%
	2021		0.10%	3.25%	13.22	25.92	889,609	14,343,846	7.42%	10.86%	0.46%
	2020		0.10%	3.25%	12.26	23.55	917,605	13,497,062	10.59%	14.13%	0.72%

LVIP MFS Value Fund - Service Class	2024		0.10%	3.25%	14.00	37.88	1,642,276	41,557,156	7.99%	11.46%	1.47%
	2023		0.10%	3.25%	12.88	34.23	1,672,902	39,253,898	4.35%	7.69%	1.58%
	2022		0.10%	3.25%	15.60	32.81	1,634,685	36,508,820	-9.31%	-6.40%	1.54%
	2021		0.10%	3.25%	16.87	35.24	1,739,106	41,957,256	21.15%	25.03%	1.22%
	2020		0.10%	3.25%	13.91	28.33	1,650,308	32,936,763	0.09%	3.20%	1.50%

LVIP Mondrian Global Income Fund - Service Class	2024		0.20%	3.15%	6.40	10.60	2,168,170	19,470,330	-8.33%	-5.58%	1.91%
	2023		0.30%	3.15%	6.98	11.27	2,313,477	22,435,242	0.55%	3.45%	0.00%
	2022		0.30%	3.15%	6.94	10.94	2,377,462	22,600,829	-17.97%	-15.60%	0.00%
	2021		0.10%	3.15%	8.46	13.00	2,552,349	29,123,646	-8.27%	-5.95%	2.90%
	2020		0.65%	3.15%	9.22	13.82	2,459,532	30,158,555	3.22%	5.83%	1.39%

LVIP Mondrian International Value Fund - Service Class	2024		0.10%	3.25%	10.64	27.45	530,606	9,929,089	1.09%	4.33%	2.86%
	2023		0.10%	3.25%	10.47	26.64	562,798	10,285,631	15.98%	19.69%	3.04%
	2022		0.10%	3.25%	8.98	22.54	596,811	9,315,214	-13.83%	-11.07%	2.59%
	2021		0.10%	3.25%	10.37	25.66	573,918	10,392,556	7.44%	10.88%	3.15%
	2020		0.10%	3.25%	9.44	23.44	593,274	9,857,104	-8.24%	-5.50%	2.22%

LVIP Mondrian International Value Fund - Standard Class	2024		1.25%	2.55%	13.97	30.59	20,532	565,749	2.06%	3.40%	3.09%
	2023		1.25%	2.55%	13.68	29.69	21,864	587,522	17.09%	18.62%	3.10%
	2022		1.25%	2.55%	11.68	25.12	27,100	623,145	-13.01%	-11.87%	2.78%
	2021		1.25%	2.55%	13.42	28.60	28,501	746,410	8.46%	9.88%	3.38%
	2020		1.25%	2.55%	12.37	26.12	30,033	705,388	-7.36%	-6.15%	2.43%

LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	2024		1.10%	3.00%	14.71	18.01	433,860	7,528,371	13.00%	15.16%	1.20%
	2023		1.10%	3.00%	13.02	15.64	339,556	5,092,697	21.87%	24.21%	0.96%
	2022		1.10%	3.00%	10.68	12.59	374,167	4,535,470	-20.64%	-19.11%	1.29%
	2021		1.10%	3.00%	13.51	15.56	393,835	5,938,105	12.13%	14.23%	1.57%
	2020		1.10%	2.95%	12.05	13.63	336,021	4,459,169	11.73%	13.81%	2.07%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class	2024		0.30%	3.30%	11.28	14.92	3,366,553	45,348,497	4.23%	7.41%	1.75%
	2023		0.30%	3.30%	10.80	13.94	3,789,364	48,074,294	9.91%	13.25%	1.73%
	2022		0.65%	3.30%	9.80	12.35	3,893,719	44,142,774	-19.19%	-17.01%	0.96%
	2021		0.20%	3.30%	12.20	14.88	3,701,510	50,959,285	8.50%	11.41%	0.82%
	2020		0.65%	3.30%	11.20	13.35	3,722,704	46,430,136	-0.73%	1.58%	1.06%

LVIP PIMCO Low Duration Bond Fund - Service Class	2024		0.10%	3.15%	8.40	11.21	4,549,372	45,567,672	1.62%	4.76%	4.17%
	2023		0.10%	3.15%	8.26	10.70	4,716,050	45,772,157	1.37%	4.51%	3.17%
	2022		0.10%	3.15%	8.15	10.24	4,949,732	46,453,966	-8.06%	-5.21%	1.84%
	2021		0.10%	3.15%	8.86	10.80	5,303,079	53,148,637	-3.96%	-0.99%	1.40%
	2020		0.10%	3.15%	9.23	10.93	5,128,084	52,718,711	0.61%	3.73%	1.63%

LVIP PIMCO Low Duration Bond Fund - Standard Class	2024		0.65%	0.65%	11.25	11.25	675	7,592	4.45%	4.45%	4.88%
	2023		0.65%	0.65%	10.77	10.77	591	6,358	4.19%	4.19%	3.60%
	2022		0.65%	0.65%	10.33	10.33	574	5,937	-5.49%	-5.49%	2.15%
	2021		0.65%	0.65%	10.94	10.94	623	6,808	-1.29%	-1.29%	1.70%
	2020		0.65%	0.65%	11.08	11.08	554	6,135	3.42%	3.42%	1.87%

LVIP SSGA Bond Index Fund - Service Class	2024		0.20%	3.25%	7.58	12.83	4,396,269	47,194,236	-2.42%	0.60%	3.16%
	2023		0.20%	3.25%	7.76	12.81	4,288,158	46,434,619	1.67%	4.83%	2.58%
	2022		0.30%	3.25%	7.64	12.28	4,252,582	44,712,220	-16.42%	-13.92%	1.83%
	2021		0.30%	3.25%	9.14	14.32	4,675,500	57,870,025	-5.35%	-2.52%	1.69%
	2020		0.30%	3.30%	9.65	14.74	4,384,509	56,293,260	3.80%	6.90%	1.95%

LVIP SSGA Bond Index Fund - Standard Class	2024		1.65%	1.65%	10.26	10.26	19,123	224,874	-0.60%	-0.60%	4.99%
	2023		1.65%	1.65%	10.32	10.32	6,870	70,937	3.57%	3.57%	2.82%
	2022		1.65%	1.65%	9.97	9.97	6,772	67,508	-14.86%	-14.86%	2.15%
	2021		1.65%	1.65%	11.71	11.71	7,259	84,996	-3.58%	-3.58%	1.94%
	2020		1.65%	1.65%	12.14	12.14	6,829	82,926	5.73%	5.73%	2.24%

LVIP SSGA Conservative Index Allocation Fund - Service Class	2024		0.80%	2.80%	12.27	17.11	707,901	10,417,715	2.77%	4.84%	2.42%
	2023		0.95%	2.80%	11.76	15.36	781,087	10,892,680	7.41%	9.41%	2.17%
	2022		0.95%	2.80%	10.79	14.26	784,593	10,117,240	-17.31%	-15.77%	2.48%
	2021		0.95%	2.80%	12.87	16.96	759,538	11,838,464	3.17%	5.10%	2.00%
	2020		0.95%	2.80%	12.29	16.17	646,410	9,911,135	8.82%	10.86%	1.91%

LVIP SSGA Emerging Markets Equity Index Fund - Service Class	2024		0.10%	1.70%	10.95	12.08	112,461	1,278,137	4.74%	6.43%	2.52%
	2023		0.10%	1.70%	10.46	11.35	113,975	1,228,234	6.73%	8.45%	3.22%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.10%	1.70%	9.80	10.47	100,330	1,007,397	-22.71%	-21.46%	3.23%
	2021		0.10%	1.70%	12.67	13.33	67,443	869,216	-5.16%	-3.63%	2.61%
	2020		0.10%	3.25%	13.36	13.52	39,857	539,024	14.94%	15.58%	2.33%

LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	2024		0.30%	3.00%	11.20	18.81	2,613,778	43,269,518	6.46%	9.37%	2.68%
	2023		0.30%	3.00%	10.51	17.28	3,071,845	47,199,729	9.88%	12.89%	2.19%
	2022		0.65%	3.00%	9.55	15.38	3,383,031	46,611,004	-17.07%	-15.10%	3.50%
	2021		0.65%	3.00%	11.51	18.15	3,640,525	59,372,302	8.97%	11.57%	4.66%
	2020		0.65%	3.00%	11.17	16.29	4,058,134	59,870,577	3.60%	6.06%	1.60%

LVIP SSGA International Index Fund - Service Class	2024		0.30%	3.25%	10.15	15.68	1,017,809	12,829,335	-0.33%	2.66%	2.98%
	2023		0.30%	3.25%	10.14	19.20	1,033,282	12,789,623	13.52%	16.92%	2.94%
	2022		0.10%	3.25%	8.90	16.50	1,121,376	11,950,071	-17.27%	-14.62%	4.17%
	2021		0.10%	3.25%	10.71	19.46	1,126,250	14,240,715	7.24%	10.45%	2.30%
	2020		0.30%	3.25%	9.95	17.71	1,218,465	14,142,623	4.14%	7.26%	2.25%

LVIP SSGA International Managed Volatility Fund - Service Class	2024		0.30%	3.00%	8.68	12.99	1,693,589	17,179,082	-0.51%	2.21%	2.63%
	2023		0.30%	3.00%	8.72	12.81	1,915,065	19,279,738	13.69%	16.80%	2.61%
	2022		0.65%	3.00%	7.67	11.06	2,262,720	19,752,015	-19.49%	-17.58%	3.86%
	2021		0.65%	3.00%	9.53	13.48	2,313,333	24,743,045	7.23%	9.77%	1.96%
	2020		0.65%	3.00%	8.89	12.33	2,596,073	25,549,472	-4.14%	-1.86%	1.66%

LVIP SSGA Large Cap Managed Volatility Fund - Service Class	2024		0.30%	3.30%	19.69	28.47	2,536,909	66,597,861	20.04%	23.69%	0.91%
	2023		0.30%	3.30%	16.40	23.13	2,984,956	64,073,540	20.11%	23.76%	1.13%
	2022		0.80%	3.30%	13.66	18.78	3,171,407	55,690,751	-19.69%	-17.66%	1.12%
	2021		0.20%	3.30%	17.01	22.81	3,170,472	68,089,871	23.63%	26.76%	1.15%
	2020		0.80%	3.30%	15.04	18.00	3,606,781	61,503,902	11.92%	14.57%	1.70%

LVIP SSGA Mid-Cap Index Fund - Service Class	2024		0.10%	3.25%	15.76	22.23	957,855	18,128,143	9.65%	13.16%	1.08%
	2023		0.10%	3.25%	14.10	19.64	864,332	14,731,362	12.05%	15.63%	1.22%
	2022		0.10%	3.25%	12.35	16.99	844,816	12,603,219	-16.38%	-13.70%	1.16%
	2021		0.10%	3.25%	14.49	19.28	841,032	15,072,577	20.09%	23.44%	0.99%
	2020		0.50%	3.25%	11.84	15.62	699,375	10,231,047	9.30%	12.34%	1.46%

LVIP SSGA Mid-Cap Index Fund - Standard Class	2024		0.65%	0.65%	21.69	21.69	4,329	93,892	12.81%	12.81%	1.28%
	2023		0.65%	0.65%	19.22	19.22	4,329	83,227	15.30%	15.30%	1.43%
	2022		0.65%	0.65%	16.67	16.67	4,329	72,186	-13.96%	-13.96%	1.49%
	2021	5/19/2021	0.65%	0.65%	19.38	19.38	4,153	80,483	6.56%	6.56%	1.12%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP SSGA Moderate Index Allocation Fund - Service Class	2024		0.30%	3.25%	10.09	21.53	1,912,938	35,308,431	4.65%	7.78%	2.27%
	2023		0.30%	3.25%	11.82	20.05	2,096,013	36,622,853	9.66%	12.94%	2.07%
	2022		0.30%	3.25%	10.77	17.81	2,173,830	34,157,392	-18.32%	-15.88%	2.48%
	2021		0.30%	3.25%	13.16	21.25	2,314,891	43,847,738	6.60%	9.79%	2.03%
	2020		0.30%	3.25%	12.33	19.42	2,220,851	38,807,951	9.92%	13.21%	2.01%

LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	2024		0.30%	3.00%	14.05	22.48	1,032,222	19,239,569	5.78%	8.67%	2.26%
	2023		0.30%	3.00%	13.06	20.79	963,293	17,440,748	11.15%	14.19%	1.97%
	2022		0.30%	3.00%	11.56	18.30	943,829	15,259,215	-18.57%	-16.34%	2.31%
	2021		0.30%	3.00%	13.96	21.98	1,013,273	19,898,419	7.80%	10.75%	1.91%
	2020		0.30%	3.00%	14.58	19.95	989,075	17,949,397	10.63%	13.65%	2.14%

LVIP SSGA Nasdaq-100 Index Fund - Service Class	2024		0.95%	1.50%	14.95	15.25	219,802	3,347,631	23.08%	23.76%	0.27%
	2023		0.95%	1.35%	12.19	12.32	508,945	6,207,768	52.05%	52.66%	0.42%
	2022		0.95%	1.25%	8.03	8.07	17,685	142,584	-33.73%	-33.53%	0.20%
	2021	7/8/2021	0.95%	1.25%	12.12	12.14	4,742	57,576	2.68%	10.35%	0.30%

LVIP SSGA S&P 500 Index Fund - Service Class	2024		0.10%	3.25%	16.19	58.27	5,453,566	198,711,813	20.44%	24.29%	0.95%
	2023		0.10%	3.25%	13.44	47.11	5,540,408	166,707,474	21.68%	25.57%	1.29%
	2022		0.10%	3.25%	17.21	37.71	5,448,807	133,518,187	-21.12%	-18.60%	1.36%
	2021		0.10%	3.25%	21.79	46.55	4,591,639	146,657,731	24.01%	27.97%	1.05%
	2020		0.10%	3.25%	17.28	36.56	4,606,456	118,551,248	13.97%	17.50%	1.42%

LVIP SSGA S&P 500 Index Fund - Standard Class	2024		1.40%	2.70%	38.33	48.48	31,764	1,481,976	21.42%	23.00%	1.14%
	2023		1.40%	2.70%	31.54	39.42	34,634	1,303,942	22.65%	24.26%	1.43%
	2022		1.40%	2.70%	25.69	31.72	37,836	1,146,590	-20.49%	-19.45%	1.37%
	2021		1.40%	2.70%	32.28	39.38	47,467	1,789,630	25.00%	26.64%	1.27%
	2020		1.40%	2.70%	25.80	31.10	49,721	1,480,086	14.89%	16.39%	1.60%

LVIP SSGA Short-Term Bond Index Fund - Service Class	2024		0.10%	3.05%	9.39	11.34	1,613,287	16,840,978	1.49%	4.52%	4.75%
	2023		0.10%	3.05%	9.26	10.85	1,593,271	16,143,636	1.76%	4.80%	2.92%
	2022		0.10%	3.05%	9.10	10.35	1,414,363	13,855,915	-6.59%	-3.79%	1.22%
	2021		0.10%	3.05%	9.74	10.76	1,480,170	15,238,010	-3.71%	-0.87%	0.78%
	2020		0.10%	3.05%	10.11	10.87	1,111,173	11,724,703	0.28%	3.09%	1.85%

LVIP SSGA Small-Cap Index Fund - Service Class	2024		0.10%	3.25%	13.06	32.47	1,546,167	34,394,629	7.33%	10.75%	1.57%
	2023		0.10%	3.25%	12.42	29.47	1,587,980	32,388,512	12.49%	16.09%	1.06%
	2022		0.10%	3.25%	12.60	26.08	1,583,983	28,279,155	-23.51%	-21.06%	0.93%
	2021		0.10%	3.25%	16.45	33.99	1,598,654	36,837,407	10.61%	13.92%	0.61%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2020		0.30%	3.25%	14.85	30.64	1,463,042	30,338,430	15.10%	18.55%	0.85%

LVIP SSGA Small-Cap Index Fund - Standard Class	2024		0.65%	0.65%	47.10	47.10	1,729	81,412	10.42%	10.42%	1.86%
	2023		0.65%	0.65%	42.65	42.65	1,729	73,727	15.74%	15.74%	1.30%
	2022		0.65%	0.65%	36.85	36.85	1,729	63,697	-21.30%	-21.30%	1.24%
	2021	5/19/2021	0.65%	0.65%	46.82	46.82	1,652	77,349	2.42%	2.42%	0.86%

LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	2024		0.30%	3.30%	12.07	17.09	3,211,962	49,565,691	7.45%	10.72%	2.17%
	2023		0.30%	3.30%	11.24	15.49	3,690,835	52,039,441	9.73%	13.07%	0.96%
	2022		0.50%	3.30%	10.24	13.74	3,695,169	46,664,077	-21.21%	-18.97%	0.78%
	2021		0.50%	3.30%	12.93	16.99	3,624,894	57,062,032	12.19%	15.37%	2.34%
	2020		0.50%	3.30%	11.21	14.75	3,975,983	54,842,273	9.80%	12.52%	1.87%

LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	2020		0.65%	0.65%	15.03	15.03	3,158	47,456	12.63%	12.63%	2.44%

LVIP Structured Conservative Allocation Fund - Service Class	2024		0.10%	3.05%	11.90	17.24	506,393	7,617,803	3.01%	6.09%	2.94%
	2023		0.10%	3.05%	11.55	16.34	553,513	7,953,835	6.69%	9.88%	2.32%
	2022		0.10%	3.05%	10.83	14.95	594,435	7,871,062	-16.12%	-13.60%	3.66%
	2021		0.10%	3.05%	12.91	17.40	579,364	8,972,080	3.95%	7.06%	3.49%
	2020		0.10%	3.05%	12.41	16.34	595,717	8,775,902	6.11%	9.29%	1.89%

LVIP Structured Moderate Allocation Fund - Service Class	2024		0.10%	3.05%	12.26	21.27	2,245,058	41,210,829	5.86%	9.03%	3.28%
	2023		0.10%	3.05%	11.53	19.62	2,432,599	41,432,384	9.42%	12.70%	2.29%
	2022		0.10%	3.05%	12.07	17.50	2,653,842	40,683,107	-15.98%	-13.46%	4.20%
	2021		0.10%	3.05%	14.13	20.34	2,859,054	51,665,608	8.52%	11.76%	4.39%
	2020		0.10%	3.05%	12.80	18.30	3,013,962	49,455,937	6.30%	9.48%	2.17%

LVIP Structured Moderately Aggressive Allocation Fund - Service Class	2024		0.65%	2.95%	12.53	22.93	1,155,671	22,824,468	7.00%	9.49%	3.00%
	2023		0.65%	2.95%	13.94	20.94	1,266,577	23,103,161	10.67%	13.24%	2.29%
	2022		0.65%	2.95%	12.40	18.49	1,315,576	21,433,265	-15.87%	-13.91%	4.58%
	2021		0.65%	2.95%	14.50	21.48	1,455,552	27,832,548	10.09%	12.66%	4.74%
	2020		0.65%	2.95%	12.97	19.06	1,693,853	28,745,390	5.84%	8.30%	2.32%

LVIP T. Rowe Price 2010 Fund - Service Class	2022		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.08%
	2021		1.60%	1.65%	16.12	16.24	7,246	117,002	6.56%	6.61%	1.05%
	2020		1.30%	2.55%	13.38	15.86	25,072	387,135	9.20%	10.57%	1.93%

LVIP T. Rowe Price 2020 Fund - Service Class	2024		1.60%	1.90%	15.52	16.37	6,315	99,193	6.48%	6.80%	2.33%
	2023		1.60%	1.90%	14.58	15.32	7,979	118,046	11.14%	11.47%	2.16%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		1.60%	1.90%	13.12	13.75	9,909	132,097	-16.99%	-16.74%	2.61%
	2021		1.60%	1.90%	15.80	16.51	6,207	98,519	7.88%	8.21%	2.67%
	2020		1.60%	2.55%	13.41	14.65	6,247	91,528	10.14%	10.86%	2.32%

LVIP T. Rowe Price 2030 Fund - Service Class	2024		1.90%	1.90%	16.46	16.46	3,418	56,247	8.07%	8.07%	1.91%
	2023		1.90%	1.90%	15.23	15.23	3,645	55,499	13.66%	13.66%	1.80%
	2022		1.90%	1.90%	13.40	13.40	3,901	52,266	-18.63%	-18.63%	1.90%
	2021		1.90%	1.90%	16.46	16.46	4,160	68,497	11.18%	11.18%	2.00%
	2020		1.90%	1.90%	14.81	14.81	4,388	64,987	12.80%	12.80%	1.95%

LVIP T. Rowe Price 2040 Fund - Service Class	2023		1.40%	1.40%	16.78	16.78	2,276	38,185	17.24%	17.24%	1.49%
	2022		1.40%	1.40%	14.31	14.31	2,276	32,572	-19.09%	-19.09%	1.56%
	2021		1.40%	1.40%	17.69	17.69	2,276	40,256	15.02%	15.02%	2.40%
	2020		1.40%	1.40%	15.38	15.38	2,276	35,000	14.72%	14.72%	1.90%

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	2024		0.10%	3.25%	14.04	76.43	528,705	27,725,927	19.42%	23.24%	0.09%
	2023		0.10%	3.25%	11.67	62.80	539,339	24,281,239	17.01%	20.76%	0.00%
	2022		0.10%	3.25%	17.03	52.66	532,757	20,058,064	-27.13%	-24.79%	0.00%
	2021		0.10%	3.25%	22.93	70.90	479,197	25,557,202	9.93%	13.22%	0.01%
	2020		0.30%	3.25%	20.47	63.28	474,047	22,984,114	27.17%	30.97%	0.00%

LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	2024		1.40%	2.65%	45.86	83.85	2,745	186,601	20.44%	21.95%	0.34%
	2023		1.40%	2.65%	38.08	68.88	2,481	134,685	18.00%	19.49%	0.03%
	2022		1.40%	2.65%	32.27	57.77	2,529	114,920	-26.50%	-25.58%	0.02%
	2021		1.40%	2.65%	43.90	77.77	2,495	153,272	10.87%	12.26%	0.01%
	2020		1.40%	2.65%	39.60	69.42	3,628	202,525	28.25%	29.86%	0.00%

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	2024		1.15%	3.45%	12.11	13.94	1,253,233	17,084,602	10.91%	13.49%	1.78%
	2023		1.15%	3.45%	10.92	12.29	1,421,082	17,143,880	11.60%	14.20%	1.24%
	2022		1.15%	3.45%	9.78	10.76	1,343,048	14,247,523	-24.42%	-22.66%	1.30%
	2021		1.15%	3.45%	13.19	13.91	1,122,262	15,451,935	14.57%	16.53%	2.53%
	2020		1.15%	3.20%	11.43	11.91	753,904	8,934,672	4.85%	6.92%	1.59%

LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	2024		0.30%	3.25%	12.02	16.28	4,277,565	61,320,409	9.65%	12.93%	2.07%
	2023		0.30%	3.25%	10.96	14.42	4,852,945	62,362,340	11.06%	14.38%	1.38%
	2022		0.30%	3.25%	9.87	12.60	5,035,055	57,048,309	-22.88%	-20.57%	1.34%
	2021		0.30%	3.25%	12.80	15.87	4,779,488	68,877,026	11.40%	14.74%	2.46%
	2020		0.30%	3.25%	11.49	13.35	4,954,616	62,927,129	4.78%	7.59%	1.56%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

LVIP Vanguard Bond Allocation Fund - Service Class	2024		0.10%	3.30%	7.43	10.60	8,585,462	81,478,631	-2.10%	1.08%	3.54%
	2023		0.10%	3.30%	7.58	10.69	7,896,977	75,270,517	2.30%	5.63%	3.11%
	2022		0.10%	3.30%	7.41	10.17	7,469,481	68,285,423	-16.39%	-13.67%	1.75%
	2021		0.10%	3.30%	8.86	11.85	7,648,130	82,045,903	-4.74%	-1.65%	1.24%
	2020		0.10%	3.30%	9.29	12.11	6,550,813	72,462,973	2.05%	5.31%	1.31%

LVIP Vanguard Bond Allocation Fund - Standard Class	2024		0.65%	0.65%	11.11	11.11	593	6,594	0.76%	0.76%	3.80%
	2023		0.65%	0.65%	11.03	11.03	534	5,890	5.31%	5.31%	3.37%
	2022		0.65%	0.65%	10.47	10.47	505	5,287	-13.93%	-13.93%	2.03%
	2021		0.65%	0.65%	12.17	12.17	505	6,143	-1.93%	-1.93%	1.47%
	2020		0.65%	0.65%	12.41	12.41	448	5,557	5.00%	5.00%	1.57%

LVIP Vanguard Domestic Equity ETF Fund - Service Class	2024		0.10%	3.05%	25.15	43.07	857,274	30,905,177	18.14%	21.67%	0.91%
	2023		0.10%	3.05%	20.93	35.65	913,089	27,799,209	21.16%	24.78%	1.10%
	2022		0.10%	3.05%	16.98	28.77	939,944	23,573,890	-21.38%	-19.02%	1.01%
	2021		0.10%	3.05%	21.70	35.78	922,632	29,278,165	21.66%	25.30%	1.02%
	2020		0.10%	3.05%	17.47	28.76	978,851	25,409,157	15.94%	19.40%	1.20%

LVIP Vanguard International Equity ETF Fund - Service Class	2024		0.10%	3.15%	10.99	16.61	1,374,457	19,168,556	0.40%	3.51%	2.48%
	2023		0.10%	3.15%	11.14	16.16	1,341,806	18,296,647	11.51%	14.96%	2.84%
	2022		0.10%	3.15%	9.99	14.17	1,401,603	16,814,964	-19.41%	-16.91%	2.36%
	2021		0.10%	3.15%	12.40	17.18	1,339,387	19,598,100	4.55%	7.78%	2.77%
	2020		0.10%	3.15%	11.86	16.06	1,116,037	15,321,795	7.18%	10.50%	2.05%

LVIP Wellington Capital Growth Fund - Service Class	2023		0.10%	2.95%	9.99	55.17	305,761	12,443,279	34.34%	38.21%	0.00%
	2022		0.10%	2.95%	18.76	40.19	322,122	9,511,168	-35.43%	-33.56%	0.00%
	2021		0.10%	2.95%	28.60	60.92	393,106	17,367,329	13.43%	16.71%	0.00%
	2020		0.10%	2.95%	24.81	52.57	429,462	16,321,741	38.53%	42.53%	0.00%

LVIP Wellington SMID Cap Value Fund - Service Class	2024		0.30%	3.25%	15.50	35.74	403,350	9,396,900	8.45%	11.70%	1.01%
	2023		0.30%	3.25%	14.98	32.50	455,462	9,568,556	13.21%	16.60%	0.78%
	2022		0.30%	3.25%	13.19	28.43	403,427	7,473,123	-13.10%	-10.50%	0.50%
	2021		0.30%	3.25%	15.12	31.86	409,684	8,580,919	23.79%	27.49%	0.24%
	2020		0.30%	3.25%	12.17	25.07	454,966	7,584,952	-1.73%	1.22%	0.72%

LVIP Western Asset Core Bond Fund - Service Class	2024		0.10%	3.10%	8.33	10.47	3,695,556	34,988,201	-2.62%	0.34%	6.34%
	2023		0.10%	3.10%	8.55	10.44	3,609,757	34,444,706	2.95%	6.09%	10.80%
	2022		0.10%	3.10%	8.31	9.84	3,318,386	30,234,071	-19.17%	-16.71%	2.82%
	2021		0.10%	3.10%	10.28	11.70	3,154,721	34,932,572	-4.96%	-2.26%	2.28%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2020		0.30%	3.10%	10.82	11.97	2,421,842	27,724,839	5.41%	8.40%	2.33%

Macquarie VIP Asset Strategy Series - Service Class	2024		0.95%	1.50%	13.98	14.59	43,189	617,670	10.76%	11.37%	1.76%
	2023		0.95%	1.50%	12.62	13.12	53,886	695,518	12.24%	12.86%	2.17%
	2022		0.95%	1.50%	11.24	11.64	54,470	624,912	-16.01%	-15.55%	1.48%
	2021		0.95%	1.50%	13.39	13.80	59,259	807,437	8.80%	9.40%	1.54%
	2020		0.95%	1.50%	12.29	12.64	54,420	681,521	12.18%	12.80%	2.16%

Macquarie VIP Emerging Markets Series - Service Class	2024		0.10%	2.95%	8.60	41.93	546,307	10,785,674	1.72%	4.66%	2.26%
	2023		0.10%	2.95%	9.89	40.69	633,435	12,349,082	10.15%	13.33%	1.27%
	2022		0.10%	3.00%	8.96	36.47	695,057	12,193,934	-29.95%	-27.88%	4.26%
	2021		0.10%	3.00%	12.76	51.36	672,878	16,706,147	-6.00%	-3.23%	0.06%
	2020		0.10%	3.00%	13.54	53.90	660,664	17,681,888	21.01%	24.56%	0.49%

Macquarie VIP Energy Series - Service Class	2024		0.95%	1.65%	5.66	7.80	43,982	316,672	-7.14%	-6.49%	2.71%
	2023		0.95%	1.65%	6.10	8.34	46,569	349,824	2.31%	3.03%	3.14%
	2022		0.95%	1.65%	5.96	8.10	51,517	368,996	48.01%	49.05%	1.53%
	2021		0.95%	1.65%	4.03	5.43	362,439	1,936,012	39.68%	40.66%	3.62%
	2020		0.95%	1.65%	2.88	3.86	34,244	105,894	-37.87%	-37.43%	2.23%

Macquarie VIP High Income Series - Service Class	2024		0.10%	1.65%	11.67	14.05	152,392	1,887,127	4.46%	6.09%	6.49%
	2023		0.10%	1.65%	11.14	13.25	157,303	1,851,540	9.92%	11.63%	4.56%
	2022		0.10%	1.65%	10.11	11.87	78,506	857,791	-12.42%	-11.05%	7.83%
	2021		0.10%	1.65%	11.51	13.34	177,884	2,187,439	4.33%	5.96%	5.22%
	2020		0.10%	1.65%	11.11	12.20	91,553	1,108,221	4.29%	5.03%	7.60%

Macquarie VIP Mid Cap Growth Series - Service Class	2024		0.65%	1.65%	16.98	25.56	53,607	1,013,335	0.53%	1.54%	0.00%
	2023		0.65%	1.65%	16.84	25.17	58,437	1,108,326	17.66%	18.84%	0.00%
	2022		0.65%	1.65%	14.27	21.18	112,123	1,800,959	-31.93%	-31.24%	0.00%
	2021		0.65%	1.65%	20.90	30.80	114,495	2,679,720	14.45%	15.60%	0.00%
	2020		0.65%	1.65%	18.20	26.65	138,061	2,777,423	46.78%	48.04%	0.00%

Macquarie VIP Science and Technology Series - Service Class	2024		0.10%	1.65%	23.27	37.65	146,723	4,189,724	28.46%	30.46%	0.00%
	2023		0.10%	1.65%	18.06	28.86	181,329	3,950,947	36.79%	38.92%	0.00%
	2022		0.10%	1.65%	13.17	20.78	169,782	2,694,971	-32.96%	-31.91%	0.00%
	2021		0.10%	1.65%	19.87	30.51	150,272	3,598,821	13.28%	15.05%	0.00%
	2020		0.10%	1.65%	17.41	26.52	179,553	3,804,110	33.15%	35.23%	0.00%

Macquarie VIP Small Cap Growth Series - Service Class	2024		0.95%	1.50%	14.14	18.64	90,631	1,335,669	12.56%	13.18%	0.00%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2023		0.30%	1.50%	12.54	17.83	83,414	1,120,399	11.35%	12.70%	0.00%
	2022		0.30%	1.50%	11.25	15.82	69,733	871,088	-27.86%	-26.96%	0.00%
	2021		0.30%	1.50%	15.80	21.66	26,209	512,612	2.44%	3.68%	0.71%
	2020		0.30%	1.50%	15.33	20.89	47,529	833,207	35.62%	37.25%	0.00%

Macquarie VIP Small Cap Value Series - Service Class	2024		0.10%	3.25%	14.94	65.57	745,944	26,721,612	7.47%	10.91%	1.00%
	2023		0.10%	3.25%	13.88	60.04	777,618	25,978,863	5.61%	8.97%	0.62%
	2022		0.10%	3.25%	13.12	55.95	743,426	23,571,030	-15.16%	-12.45%	0.56%
	2021		0.10%	3.25%	15.44	64.90	1,165,037	35,989,988	29.75%	33.61%	0.55%
	2020		0.30%	3.25%	11.89	49.24	867,319	24,825,094	-5.29%	-2.47%	1.02%

Macquarie VIP Small Cap Value Series - Standard Class	2024		1.40%	2.15%	31.34	72.33	5,643	403,306	8.95%	9.77%	1.33%
	2023		1.40%	2.15%	28.76	65.89	6,228	405,508	7.12%	7.92%	0.96%
	2022		1.40%	2.15%	26.85	61.05	6,611	398,739	-13.96%	-13.31%	0.88%
	2021		1.40%	2.15%	31.21	70.43	9,241	644,212	31.53%	32.55%	0.83%
	2020		1.40%	2.15%	23.73	53.13	9,309	489,112	-4.00%	-3.27%	1.35%

MFS® VIT Growth Series - Initial Class	2024		1.40%	1.40%	42.68	42.68	2,653	113,226	29.64%	29.64%	0.00%
	2023		1.40%	1.40%	32.92	32.92	2,784	91,642	33.98%	33.98%	0.00%
	2022		1.40%	1.40%	24.57	24.57	2,933	72,053	-32.59%	-32.59%	0.00%
	2021		1.40%	1.40%	36.45	36.45	2,830	103,133	21.82%	21.82%	0.00%
	2020		1.40%	1.40%	29.92	29.92	2,951	88,291	30.02%	30.02%	0.00%

MFS® VIT Growth Series - Service Class	2024		0.10%	3.25%	31.32	101.02	314,237	18,284,070	26.96%	31.02%	0.00%
	2023		0.10%	3.25%	24.59	78.27	336,278	15,587,248	31.18%	35.39%	0.00%
	2022		0.80%	3.25%	18.68	58.69	367,843	12,780,913	-33.99%	-32.35%	0.00%
	2021		0.80%	3.25%	27.65	87.45	354,283	18,343,189	19.30%	22.25%	0.00%
	2020		0.80%	3.25%	22.65	72.11	386,451	16,539,497	27.32%	30.49%	0.00%

MFS® VIT Total Return Series - Initial Class	2024		1.40%	1.40%	32.67	32.67	5,115	167,113	6.25%	6.25%	2.49%
	2023		1.40%	1.40%	30.75	30.75	5,156	158,517	8.91%	8.91%	2.06%
	2022		1.40%	1.40%	28.23	28.23	5,476	154,605	-10.84%	-10.84%	1.72%
	2021		1.40%	1.40%	31.66	31.66	5,583	176,784	12.53%	12.53%	1.81%
	2020		1.40%	1.40%	28.14	28.14	5,630	158,425	8.29%	8.29%	2.16%

MFS® VIT Total Return Series - Service Class	2024		0.20%	3.25%	12.80	29.94	417,801	10,071,157	4.03%	7.25%	2.27%
	2023		0.20%	3.25%	13.90	28.21	419,957	9,530,077	6.69%	9.99%	1.83%
	2022		0.20%	3.25%	13.02	25.92	414,313	8,670,573	-12.73%	-10.02%	1.55%
	2021		0.20%	3.25%	14.92	29.18	376,751	8,957,118	10.20%	13.62%	1.66%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2020		0.20%	3.25%	13.54	26.04	375,018	7,941,113	6.01%	9.29%	2.12%

MFS® VIT Utilities Series - Initial Class	2024		1.40%	1.40%	45.03	45.03	3,229	145,388	10.11%	10.11%	2.32%
	2023		1.40%	1.40%	40.89	40.89	3,365	137,585	-3.47%	-3.47%	3.58%
	2022		1.40%	1.40%	42.36	42.36	3,705	156,961	-0.65%	-0.65%	2.10%
	2021		1.40%	1.40%	42.64	42.64	5,395	230,018	12.51%	12.51%	1.74%
	2020		1.40%	1.40%	37.90	37.90	5,712	216,492	4.43%	4.43%	2.43%

MFS® VIT Utilities Series - Service Class	2024		0.10%	2.95%	12.31	75.28	227,147	8,909,892	8.11%	11.23%	2.09%
	2023		0.10%	2.95%	14.85	68.70	255,994	9,158,224	-5.17%	-2.43%	3.30%
	2022		0.75%	2.95%	15.81	71.47	271,691	10,250,696	-2.44%	-0.27%	2.55%
	2021		0.75%	2.95%	15.89	72.28	290,175	11,547,467	10.52%	12.95%	1.50%
	2020		0.75%	2.95%	14.09	64.53	305,077	10,913,512	2.55%	4.81%	2.23%

MFS® VIT II Core Equity Portfolio - Service Class	2024		1.85%	1.85%	58.22	58.22	141	8,187	17.68%	17.68%	0.46%
	2023		1.40%	1.40%	46.87	46.87	307	14,806	21.09%	21.09%	0.34%
	2022		1.40%	2.35%	29.58	48.25	476	16,414	-19.41%	-18.63%	0.09%
	2021		1.40%	2.35%	36.70	59.42	676	29,354	22.15%	23.31%	0.26%
	2020		1.40%	2.35%	30.04	48.28	758	27,135	15.64%	16.74%	0.49%

MFS® VIT II International Intrinsic Value Portfolio - Service Class	2024		0.10%	1.50%	13.17	17.97	129,742	2,067,568	5.37%	6.86%	1.15%
	2023		0.10%	1.50%	12.48	16.82	123,848	1,864,746	15.62%	17.25%	0.48%
	2022		0.10%	1.50%	10.78	14.34	131,384	1,725,620	-24.89%	-23.83%	0.51%
	2021		0.10%	1.50%	14.33	18.95	116,030	2,072,093	8.63%	10.17%	0.14%
	2020		0.10%	1.65%	13.17	17.38	109,749	1,807,817	18.26%	20.09%	0.80%

Morgan Stanley VIF Global Infrastructure Portfolio - Class II	2024		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.39%
	2023		0.95%	1.65%	12.02	13.48	40,450	526,526	2.56%	3.28%	2.30%
	2022		0.95%	1.65%	11.68	13.07	44,511	562,814	-9.82%	-9.19%	2.75%
	2021		0.95%	1.65%	13.98	14.42	49,082	687,033	12.31%	12.76%	2.36%
	2020		1.10%	1.50%	12.45	12.79	37,665	477,163	-2.90%	-2.51%	1.42%

Morgan Stanley VIF Growth Portfolio - Class II	2023		0.80%	0.80%	52.40	52.40	908	47,595	47.14%	47.14%	0.00%
	2022		0.80%	0.80%	35.62	35.62	857	30,508	-60.48%	-60.48%	0.00%
	2021		0.80%	0.80%	90.13	90.13	440	39,621	-0.95%	-0.95%	0.00%
	2020		0.80%	0.80%	90.99	90.99	464	42,187	115.04%	115.04%	0.00%

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	2024		1.25%	2.90%	22.25	46.02	36,137	1,347,215	5.71%	7.47%	0.72%
	2023		1.25%	2.90%	20.99	42.97	37,191	1,300,634	7.83%	9.62%	0.99%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		1.25%	2.90%	19.42	39.33	45,186	1,465,438	-12.34%	-10.88%	0.58%
	2021		1.25%	2.90%	22.10	44.29	52,262	1,908,622	29.01%	31.15%	0.60%
	2020		1.25%	2.90%	17.09	33.89	57,328	1,586,630	-5.40%	-3.83%	1.23%

PIMCO VIT All Asset All Authority Portfolio - Advisor Class	2020		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.43%

PIMCO VIT All Asset Portfolio - Advisor Class	2024		0.95%	1.65%	10.40	11.38	15,666	175,468	1.88%	2.60%	6.18%
	2023		0.95%	1.65%	10.21	11.09	20,440	220,126	6.25%	7.00%	2.87%
	2022		0.95%	1.65%	9.61	10.36	20,233	203,707	-13.31%	-12.70%	7.79%
	2021		0.95%	1.65%	11.09	11.87	12,651	143,853	14.14%	14.94%	10.90%
	2020	6/1/2020	0.95%	1.65%	9.71	10.33	11,269	111,197	16.06%	16.54%	2.42%

PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	2024		0.65%	2.50%	8.36	16.72	117,622	1,173,943	1.40%	3.29%	1.65%
	2023		0.65%	2.50%	8.24	16.47	378,348	3,613,227	-10.21%	-8.53%	16.05%
	2022		0.65%	2.80%	8.81	11.81	413,113	4,355,247	5.66%	7.96%	21.11%
	2021		0.65%	2.80%	8.34	10.94	459,069	4,527,568	29.44%	32.25%	4.10%
	2020		0.65%	2.80%	6.44	8.27	466,116	3,500,077	-1.57%	0.57%	6.25%

PIMCO VIT Dynamic Bond Portfolio - Advisor Class	2024		1.10%	1.50%	10.98	11.46	34,409	387,584	3.94%	4.35%	4.68%
	2023		1.10%	1.50%	10.57	10.98	36,807	398,002	5.40%	5.82%	3.60%
	2022		1.10%	1.50%	10.03	10.38	38,764	396,712	-7.85%	-7.48%	2.63%
	2021		1.10%	1.50%	10.88	11.22	40,856	452,617	-0.32%	0.08%	1.98%
	2020		1.10%	1.50%	10.91	11.21	40,418	447,806	3.15%	3.56%	2.68%

PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	2024		1.10%	1.50%	11.33	11.82	2,406	28,314	5.82%	6.25%	6.32%
	2023		1.10%	1.50%	10.71	11.13	5,872	64,677	9.35%	9.79%	5.62%
	2022		1.10%	1.50%	9.79	10.13	12,943	129,713	-17.06%	-16.72%	4.72%
	2021		1.10%	1.50%	11.80	12.17	12,953	156,076	-4.11%	-3.72%	4.39%
	2020		1.10%	1.50%	12.31	12.64	14,093	176,723	5.01%	5.43%	4.49%

Putnam VT George Putnam Balanced Fund - Class IB	2024		0.95%	2.65%	14.89	20.06	596,955	11,195,200	13.67%	15.62%	1.09%
	2023		0.10%	2.65%	13.04	18.67	518,089	8,479,382	16.77%	19.78%	1.27%
	2022		0.10%	2.65%	12.34	15.59	563,060	7,822,027	-18.19%	-16.08%	0.92%
	2021		0.10%	2.65%	15.10	17.64	568,845	9,571,464	11.05%	12.96%	0.81%
	2020		0.95%	2.65%	13.37	15.64	491,060	7,333,359	12.31%	14.23%	1.05%

Putnam VT Global Health Care Fund - Class IB	2024		0.10%	1.65%	17.32	51.28	76,886	1,473,386	-0.23%	1.33%	0.47%
	2023		0.10%	1.65%	17.24	51.20	82,999	1,583,343	7.35%	9.02%	0.33%
	2022		0.95%	1.60%	15.94	47.50	109,558	1,905,433	-6.19%	-5.58%	0.39%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2021		0.95%	3.00%	16.89	50.46	84,613	1,591,077	15.87%	18.27%	1.09%
	2020		0.95%	3.00%	14.28	42.79	71,528	1,296,355	12.84%	15.18%	0.47%

Putnam VT Income Fund - Class IB	2024		0.10%	1.50%	9.40	10.78	39,790	403,605	0.80%	2.22%	5.33%
	2023		0.10%	1.65%	9.21	10.55	51,813	510,743	2.98%	4.59%	5.62%
	2022		0.10%	1.65%	8.94	10.08	50,431	478,328	-15.22%	-13.90%	5.77%
	2021		0.10%	1.65%	10.54	11.71	55,558	615,321	-6.15%	-4.68%	1.24%
	2020		0.10%	1.65%	11.24	12.29	43,379	507,780	4.00%	5.62%	2.75%

Putnam VT Large Cap Value Fund - Class IB	2024		0.10%	3.05%	17.42	52.00	848,851	16,396,962	15.57%	19.02%	1.04%
	2023		0.10%	2.95%	15.14	37.14	747,296	12,223,281	12.30%	15.55%	2.02%
	2022		0.10%	2.85%	13.53	32.73	757,555	10,838,459	-5.85%	-3.22%	0.98%
	2021		0.10%	3.00%	14.44	34.74	204,486	3,079,485	23.55%	25.91%	0.67%
	2020		1.10%	3.00%	11.80	28.07	42,352	509,692	2.68%	4.49%	2.87%

Putnam VT Multi-Asset Absolute Return Fund - Class IB	2023		0.00%	0.00%	—	—	—	—	0.00%	0.00%	5.00%
	2022		0.95%	1.65%	8.74	9.16	30,643	272,455	-1.29%	-0.59%	1.40%
	2021		0.95%	1.65%	8.85	9.23	28,681	257,956	-0.90%	-0.35%	0.00%
	2020		1.10%	1.65%	8.93	9.27	26,989	244,570	-8.89%	-8.39%	0.00%

Putnam VT Sustainable Future Fund - Class IB	2024	1/8/2024	1.55%	1.80%	12.57	12.61	5,775	72,684	12.02%	14.97%	0.00%

Putnam VT Sustainable Leaders Fund - Class IB	2024	1/8/2024	1.10%	2.35%	12.89	14.04	19,496	262,013	-4.22%	21.57%	0.11%

Rational Trend Aggregation VA Fund	2021		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.57%
	2020		1.40%	1.40%	13.48	13.48	2,557	34,476	-0.21%	-0.21%	0.66%

SEI VP Market Growth Strategy Fund - Class III	2020	8/27/2020	0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.72%

SEI VP Market Plus Strategy Fund - Class III	2020		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.04%

Templeton Foreign VIP Fund - Class 4	2024		0.10%	1.50%	9.30	12.82	18,953	207,059	-2.55%	-1.18%	2.24%
	2023		0.10%	1.50%	9.54	12.97	19,210	214,583	18.89%	20.57%	2.98%
	2022		0.10%	1.50%	8.02	10.76	18,143	165,661	-9.12%	-7.84%	2.54%
	2021		0.10%	1.50%	8.83	11.67	16,024	160,773	2.55%	4.00%	1.66%
	2020		0.10%	1.50%	8.61	9.11	15,166	147,581	-2.81%	-2.27%	2.90%

Templeton Global Bond VIP Fund - Class 2	2024		0.60%	2.95%	6.73	14.14	258,845	3,105,522	-13.95%	-11.90%	0.00%
	2023		0.60%	2.95%	8.90	16.05	260,447	3,609,656	-0.11%	2.27%	0.00%

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)

Subaccount	Year	Commencement Date (1)	Minimum Fee Rate (2)	Maximum Fee Rate (2)	Minimum Unit Value ($) (3)	Maximum Unit Value ($) (3)	Units Outstanding	Net Assets ($)	Minimum Total Return (4)	Maximum Total Return (4)	Investment Income Ratio (5)

	2022		0.60%	3.00%	7.62	15.69	285,934	3,906,846	-7.76%	-5.52%	0.00%
	2021		0.60%	3.00%	8.26	16.61	342,180	5,032,854	-7.80%	-5.56%	0.00%
	2020		0.60%	3.00%	8.96	17.59	335,006	5,282,474	-8.08%	-5.86%	8.42%

Templeton Global Bond VIP Fund - Class 4	2024		0.10%	1.65%	6.76	8.40	164,715	1,197,209	-12.87%	-11.51%	0.00%
	2023		0.10%	1.65%	7.76	9.49	193,711	1,598,306	1.14%	2.72%	0.00%
	2022		0.10%	1.65%	7.67	9.24	212,380	1,729,092	-6.68%	-5.22%	0.00%
	2021		0.10%	1.65%	8.22	9.75	229,760	1,997,131	-6.57%	-5.11%	0.00%
	2020		0.10%	1.65%	8.80	9.55	158,396	1,451,028	-6.90%	-6.25%	7.88%

Templeton Growth VIP Fund - Class 2	2024		1.25%	2.80%	13.65	26.89	56,688	1,228,004	2.49%	4.09%	0.94%
	2023		1.25%	2.80%	13.32	25.92	57,857	1,206,754	17.67%	19.51%	3.30%
	2022		1.25%	2.80%	11.32	21.77	63,503	1,110,456	-13.95%	-12.60%	0.16%
	2021		1.25%	2.80%	13.15	24.99	70,478	1,413,702	1.98%	3.57%	1.11%
	2020		1.25%	2.80%	12.90	24.22	75,942	1,475,998	2.88%	4.49%	3.02%

VanEck VIP Global Resources Fund - Class S Shares	2024		0.95%	1.50%	6.84	10.18	49,517	389,796	-4.53%	-4.00%	2.54%
	2023		0.95%	1.50%	7.17	10.61	80,440	635,468	-5.27%	-4.75%	2.58%
	2022		0.95%	1.50%	7.57	11.14	83,913	698,586	6.51%	7.10%	1.57%
	2021		0.95%	1.50%	7.10	10.40	79,961	593,781	16.91%	17.55%	0.30%
	2020		0.95%	1.65%	6.02	6.24	87,361	541,693	16.88%	17.53%	0.88%

Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	2024		1.10%	1.50%	11.19	12.09	24,950	293,173	4.33%	4.75%	2.59%
	2023		1.10%	1.50%	10.71	11.55	81,014	965,871	7.07%	7.50%	7.91%
	2022		1.10%	1.50%	10.38	10.74	20,833	220,738	-10.87%	-10.51%	3.31%
	2021		1.10%	1.50%	11.64	12.00	21,733	257,986	-0.43%	-0.03%	2.08%
	2020		1.10%	1.50%	11.69	12.01	38,597	458,754	4.95%	5.37%	2.30%
(1)    Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed. In the scenario where a subaccount commenced operations during the year, the total returns may not bear proportion to the fee rate range if multiple fee rates commenced during the year.
(2)    These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts that existed for the entire year. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3)    As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
3. Financial Highlights (continued)
(4)    These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts that existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity. In the scenario where a subaccount commenced operations during the year, the range only includes those subaccounts that contained investments as of the end of the year.
(5)    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.
Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2024:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Discovery Value Portfolio - Class B	$731,035	$1,727,254
AB VPS Large Cap Growth Portfolio - Class B	10,247	16,589
AB VPS Sustainable Global Thematic Portfolio - Class B	110,459	484,858
ALPS Global Opportunity Portfolio - Class III	129,099	270,255
ALPS/Alerian Energy Infrastructure Portfolio - Class III	213,010	519,631
American Funds Asset Allocation Fund - Class 1	580	352
American Funds Asset Allocation Fund - Class 4	4,073,624	4,593,051
American Funds Capital Income Builder® - Class 1	172	3,482
American Funds Capital Income Builder® - Class 4	416,505	535,765
American Funds Capital World Bond Fund - Class 1	1,205	295
American Funds Capital World Growth and Income Fund - Class 1	1,998	4,994
American Funds Global Growth Fund - Class 2	574,359	945,463
American Funds Global Growth Fund - Class 4	934,695	836,265
American Funds Global Small Capitalization Fund - Class 1	3,159	435
American Funds Global Small Capitalization Fund - Class 2	409,620	741,464
American Funds Global Small Capitalization Fund - Class 4	39,969	244,758
American Funds Growth Fund - Class 1	1,116	3,277
American Funds Growth Fund - Class 2	1,886,971	8,162,516
American Funds Growth Fund - Class 4	4,452,258	2,912,442
American Funds Growth-Income Fund - Class 1	17,454	7,713
American Funds Growth-Income Fund - Class 2	3,096,354	6,452,787
American Funds Growth-Income Fund - Class 4	1,737,201	1,277,307
American Funds International Fund - Class 1	8,413	12,357
American Funds International Fund - Class 2	508,058	1,492,194
American Funds International Fund - Class 4	491,420	616,189
American Funds International Growth and Income Fund - Class 1	5,266	1,259
American Funds Managed Risk Asset Allocation Fund - Class P2	631,286	2,597,698
American Funds Mortgage Fund - Class 1	4,901	662
American Funds Mortgage Fund - Class 4	21,700	20,335
American Funds New World Fund® - Class 1	2,720	2,201
American Funds New World Fund® - Class 4	288,699	239,860
American Funds The Bond Fund of America - Class 1	7,482	1,161
American Funds Washington Mutual Investors Fund - Class 1	2,684	15,080
American Funds Washington Mutual Investors Fund - Class 4	868,446	600,379
ClearBridge Variable Growth Portfolio - Class II	373,482	277,652
ClearBridge Variable Large Cap Growth Portfolio - Class II	2,898,877	9,260,867
ClearBridge Variable Mid Cap Portfolio - Class II	764,165	817,946
Columbia VP Commodity Strategy Fund - Class 2	165,154	619,629
Columbia VP Emerging Markets Bond Fund - Class 2	21,260	10,124
Columbia VP Strategic Income Fund - Class 2	141,812	628,858
DWS Alternative Asset Allocation VIP Portfolio - Class A	693	3,064
DWS Alternative Asset Allocation VIP Portfolio - Class B	611,229	662,495
DWS Equity 500 Index VIP Portfolio - Class A	53,906	33,361
DWS Small Cap Index VIP Portfolio - Class A	11,636	13,409
Eaton Vance VT Floating-Rate Income Fund - Initial Class	713,055	1,728,388
Fidelity® VIP Balanced Portfolio - Service Class 2	11,679,383	6,099,466
Fidelity® VIP Consumer Discretionary Portfolio - Service Class 2	63,592	4,453
Fidelity® VIP Consumer Staples Portfolio - Service Class 2	24,580	1,841
Fidelity® VIP Contrafund® Portfolio - Service Class 2	26,247,023	17,542,580
Fidelity® VIP Financials Portfolio - Service Class 2	103,529	541
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	341,615	484,576
Fidelity® VIP Growth Portfolio - Initial Class	64,486	4,564
Fidelity® VIP Growth Portfolio - Service Class 2	14,161,515	4,033,952

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$8,247,012	$6,102,267
Fidelity® VIP Strategic Income Portfolio - Service Class 2	1,695,972	330,212
Fidelity® VIP Technology Portfolio - Service Class 2	8,627,274	782,964
First Trust Capital Strength Hedged Equity Portfolio - Class I	588,377	62,007
First Trust Capital Strength Portfolio - Class I	1,362,085	286,240
First Trust Dorsey Wright Tactical Core Portfolio - Class I	79,745	496,896
First Trust Growth Strength Portfolio - Class I	568,910	49,102
First Trust International Developed Capital Strength Portfolio - Class I	880,067	50,327
First Trust Multi Income Allocation Portfolio - Class I	54,038	37,704
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1,800,194	2,926,850
Franklin Allocation VIP Fund - Class 4	223,934	187,695
Franklin Income VIP Fund - Class 2	1,435,072	3,255,636
Franklin Income VIP Fund - Class 4	1,964,980	1,747,991
Franklin Multi-Asset Variable Conservative Growth - Class II	100,908	429,134
Franklin Mutual Shares VIP Fund - Class 2	465,396	1,763,311
Franklin Mutual Shares VIP Fund - Class 4	548,352	706,207
Franklin Rising Dividends VIP Fund - Class 4	491,731	267,546
Franklin Small Cap Value VIP Fund - Class 4	140,142	729,197
Franklin Small-Mid Cap Growth VIP Fund - Class 4	148,976	247,189
Goldman Sachs VIT Government Money Market Fund - Service Shares	18,158	31,938
Goldman Sachs VIT Large Cap Value Fund - Service Shares	157,392	278,956
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	17,097	26,594
Guggenheim VT Long Short Equity	248,653	615,373
Guggenheim VT Multi-Hedge Strategies	33,776	149,792
Hartford Capital Appreciation HLS Fund - Class IC	37,074	198,862
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	45,766	558,067
Invesco V.I. American Franchise Fund - Series I Shares	—	8,298
Invesco V.I. American Franchise Fund - Series II Shares	89	662
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	66,569	176,404
Invesco V.I. Comstock Fund - Series II Shares	229,617	205,720
Invesco V.I. Core Equity Fund - Series I Shares	5,297	2,308
Invesco V.I. Diversified Dividend Fund - Series II Shares	158,834	168,027
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	2,228,918	3,451,151
Invesco V.I. Equity and Income Fund - Series II Shares	103,006	1,145,466
Invesco V.I. EQV International Equity Fund - Series I Shares	203	773
Invesco V.I. EQV International Equity Fund - Series II Shares	556,494	979,636
Invesco V.I. Global Fund - Series II Shares	24,617	20,103
Invesco V.I. Main Street Small Cap Fund®- Series II Shares	420,638	249,761
Janus Henderson Balanced Portfolio - Service Shares	25,084	23,049
Janus Henderson Enterprise Portfolio - Service Shares	22,817	22,944
Janus Henderson Global Research Portfolio - Service Shares	9,565	5,532
Lincoln Hedged Nasdaq-100 Fund - Service Class	12,511	39
Lincoln Hedged S&P 500 Conservative Fund - Service Class	10,270	56
Lincoln Hedged S&P 500 Fund - Service Class	63,634	128
Lincoln Opportunistic Hedged Equity Fund - Service Class	20,438	52
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	359,001	290,769
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	65,441	131,569
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	6,108	7,116
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	608,006	911,115
LVIP AllianceBernstein Large Cap Growth Fund - Service Class	2,496,744	5,800,938
LVIP American Balanced Allocation Fund - Service Class	680,936	523,502
LVIP American Balanced Allocation Fund - Standard Class	56	1,885
LVIP American Century Balanced Fund - Service Class	1,115,441	1,282,596
LVIP American Century Capital Appreciation Fund - Service Class	254,062	100,636
LVIP American Century Inflation Protection Fund - Service Class	39,797	28
LVIP American Century International Fund - Service Class	15,565	40

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP American Century Large Company Value Fund - Service Class	$784,496	$1,153,594
LVIP American Century Large Company Value Fund - Standard Class II	230	3,783
LVIP American Century Mid Cap Value Fund - Service Class	81,649	814
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	3,075,978	7,173,531
LVIP American Century Ultra Fund - Service Class	14,072,852	807,456
LVIP American Century Value Fund - Service Class	60,294	138
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	74,785	674,612
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	62,885	1,564,217
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	4,712	14,716
LVIP American Global Growth Fund - Service Class II	2,472,087	2,753,850
LVIP American Global Small Capitalization Fund - Service Class II	180,309	358,804
LVIP American Growth Allocation Fund - Service Class	338,799	414,079
LVIP American Growth Fund - Service Class II	9,862,198	18,204,055
LVIP American Growth-Income Fund - Service Class II	9,045,291	9,872,850
LVIP American International Fund - Service Class II	805,014	1,270,988
LVIP American Preservation Fund - Service Class	415,231	343,148
LVIP Baron Growth Opportunities Fund - Service Class	1,538,716	6,056,627
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	9,625,497	17,671,204
LVIP BlackRock Global Allocation Fund - Service Class	2,743,087	9,202,390
LVIP BlackRock Global Allocation Fund - Standard Class	1,557	5,716
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	2,774,162	10,203,034
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	2,762,871	3,963,746
LVIP BlackRock Inflation Protected Bond Fund - Service Class	5,762,202	6,455,477
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	6,812	3,842
LVIP BlackRock Real Estate Fund - Service Class	822,353	857,598
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	2,142,060	9,013,440
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	7,828,333	23,477,429
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	5,591	15,815
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	4,215,432	13,372,408
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	899	1,223
LVIP Channing Small Cap Value Fund - Service Class	378,143	173,852
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	2,495,179	7,791,040
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	567	948
LVIP Dimensional International Core Equity Fund - Service Class	1,581,303	1,566,721
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	3,207,913	4,473,185
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	3,397,310	4,088,977
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	447	787
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	2,198,248	4,126,581
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	4,941,589	15,212,988
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	8,423,807	11,795,481
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	1,000	1,144
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	3,618,165	11,136,076
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class	579,453	1,230,721
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	2,233	3,099
LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class	522,291	1,125,292
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class	3,342,070	4,417,616
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	25,001	2,384
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class	929,601	2,200,470
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	2,478	6,677
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	2,007,704	1,794,596
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	2,683,409	8,116,447
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	5,561	12,026
LVIP Global Growth Allocation Managed Risk Fund - Service Class	8,544,433	39,733,058
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	8,493,737	40,588,054
LVIP Government Money Market Fund - Service Class	16,614,065	22,867,653
LVIP Government Money Market Fund - Standard Class	544,004	570,350

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	$2,471,750	$6,036,337
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	568	445
LVIP JPMorgan Core Bond Fund - Service Class	8,602,782	1,842,682
LVIP JPMorgan High Yield Fund - Service Class	1,978,208	1,891,571
LVIP JPMorgan Mid Cap Value Fund - Service Class	756,185	22,319
LVIP JPMorgan Retirement Income Fund - Service Class	536,398	572,329
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	2,520,274	9,226,327
LVIP JPMorgan Small Cap Core Fund - Service Class	1,077,521	106,397
LVIP JPMorgan U.S. Equity Fund - Service Class	3,167,852	428,402
LVIP Loomis Sayles Global Growth Fund - Service Class	98,113	15,656
LVIP Macquarie Bond Fund - Service Class	26,462,163	14,809,973
LVIP Macquarie Bond Fund - Standard Class	1,069,118	788,219
LVIP Macquarie Diversified Floating Rate Fund - Service Class	6,476,340	7,739,171
LVIP Macquarie Diversified Floating Rate Fund - Standard Class	—	151,873
LVIP Macquarie Diversified Income Fund - Service Class	10,177,816	9,468,924
LVIP Macquarie Diversified Income Fund - Standard Class	12,678	5,345
LVIP Macquarie High Yield Fund - Service Class	467,153	377,479
LVIP Macquarie High Yield Fund - Standard Class	7,896	8,247
LVIP Macquarie Limited-Term Diversified Income Fund - Service Class	4,360,784	7,131,559
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	3,157	441
LVIP Macquarie Mid Cap Value Fund - Service Class	1,030,891	1,488,354
LVIP Macquarie SMID Cap Core Fund - Service Class	1,633,746	1,778,129
LVIP Macquarie SMID Cap Core Fund - Standard Class	15,587	53,254
LVIP Macquarie Social Awareness Fund - Service Class	210,776	933,205
LVIP Macquarie Social Awareness Fund - Standard Class	8,410	48,732
LVIP Macquarie U.S. Growth Fund - Service Class	2,332,285	5,357,998
LVIP Macquarie U.S. REIT Fund - Service Class	514,164	1,234,956
LVIP Macquarie U.S. REIT Fund - Standard Class	10,621	8,406
LVIP Macquarie Value Fund - Service Class	1,049,490	1,979,251
LVIP Macquarie Value Fund - Standard Class	2,843	7,813
LVIP Macquarie Wealth Builder Fund - Service Class	121,141	152,948
LVIP Macquarie Wealth Builder Fund - Standard Class	1,542	88,150
LVIP MFS International Growth Fund - Service Class	1,465,519	1,967,777
LVIP MFS Value Fund - Service Class	6,561,475	5,904,865
LVIP Mondrian Global Income Fund - Service Class	1,651,620	3,086,638
LVIP Mondrian International Value Fund - Service Class	1,196,076	1,637,420
LVIP Mondrian International Value Fund - Standard Class	92,687	118,012
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	2,874,249	893,094
LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class	3,595,382	7,642,611
LVIP PIMCO Low Duration Bond Fund - Service Class	9,752,364	10,232,674
LVIP PIMCO Low Duration Bond Fund - Standard Class	1,602	377
LVIP SSGA Bond Index Fund - Service Class	6,981,694	5,134,378
LVIP SSGA Bond Index Fund - Standard Class	167,790	8,722
LVIP SSGA Conservative Index Allocation Fund - Service Class	1,572,381	2,362,065
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	206,361	202,542
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	1,681,008	8,508,065
LVIP SSGA International Index Fund - Service Class	1,494,763	1,469,412
LVIP SSGA International Managed Volatility Fund - Service Class	1,006,873	3,164,935
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	4,441,720	13,547,925
LVIP SSGA Mid-Cap Index Fund - Service Class	4,157,732	1,688,798
LVIP SSGA Mid-Cap Index Fund - Standard Class	6,256	581
LVIP SSGA Moderate Index Allocation Fund - Service Class	2,269,419	5,239,800
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	2,855,997	2,068,242
LVIP SSGA Nasdaq-100 Index Fund - Service Class	1,405,314	5,088,029
LVIP SSGA S&P 500 Index Fund - Service Class	27,837,731	20,332,023
LVIP SSGA S&P 500 Index Fund - Standard Class	187,113	201,902

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP SSGA Short-Term Bond Index Fund - Service Class	$4,842,238	$4,119,397
LVIP SSGA Small-Cap Index Fund - Service Class	4,466,314	4,228,963
LVIP SSGA Small-Cap Index Fund - Standard Class	4,363	501
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	3,031,278	9,178,166
LVIP Structured Conservative Allocation Fund - Service Class	1,225,919	1,073,912
LVIP Structured Moderate Allocation Fund - Service Class	7,314,817	4,211,697
LVIP Structured Moderately Aggressive Allocation Fund - Service Class	4,490,059	3,018,922
LVIP T. Rowe Price 2020 Fund - Service Class	5,241	28,314
LVIP T. Rowe Price 2030 Fund - Service Class	1,775	4,723
LVIP T. Rowe Price 2040 Fund - Service Class	—	39,771
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	4,521,288	4,016,320
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	71,435	38,031
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	1,337,728	3,529,039
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	1,986,316	9,744,365
LVIP Vanguard Bond Allocation Fund - Service Class	13,547,238	5,524,575
LVIP Vanguard Bond Allocation Fund - Standard Class	1,152	300
LVIP Vanguard Domestic Equity ETF Fund - Service Class	2,082,682	4,261,075
LVIP Vanguard International Equity ETF Fund - Service Class	2,445,913	1,750,233
LVIP Wellington Capital Growth Fund - Service Class	3,549,028	15,238,483
LVIP Wellington SMID Cap Value Fund - Service Class	1,598,992	1,934,212
LVIP Western Asset Core Bond Fund - Service Class	7,186,392	4,611,606
Macquarie VIP Asset Strategy Series - Service Class	36,287	163,406
Macquarie VIP Emerging Markets Series - Service Class	774,444	2,712,512
Macquarie VIP Energy Series - Service Class	134,191	141,939
Macquarie VIP High Income Series - Service Class	310,974	266,720
Macquarie VIP Mid Cap Growth Series - Service Class	106,380	193,944
Macquarie VIP Science and Technology Series - Service Class	392,066	1,127,008
Macquarie VIP Small Cap Growth Series - Service Class	297,030	259,328
Macquarie VIP Small Cap Value Series - Service Class	2,538,689	3,352,600
Macquarie VIP Small Cap Value Series - Standard Class	19,708	43,159
MFS® VIT Growth Series - Initial Class	8,129	6,374
MFS® VIT Growth Series - Service Class	4,491,838	4,964,146
MFS® VIT Total Return Series - Initial Class	12,054	3,609
MFS® VIT Total Return Series - Service Class	1,477,438	943,212
MFS® VIT Utilities Series - Initial Class	7,774	8,154
MFS® VIT Utilities Series - Service Class	1,108,678	1,904,834
MFS® VIT II Core Equity Portfolio - Service Class	772	9,306
MFS® VIT II International Intrinsic Value Portfolio - Service Class	391,873	192,651
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	103,491	690,217
Morgan Stanley VIF Growth Portfolio - Class II	—	49,051
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	98,222	111,843
PIMCO VIT All Asset Portfolio - Advisor Class	24,002	63,581
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	185,883	2,679,891
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	26,771	39,992
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	1,727	37,602
Putnam VT George Putnam Balanced Fund - Class IB	2,294,846	934,320
Putnam VT Global Health Care Fund - Class IB	294,435	360,099
Putnam VT Income Fund - Class IB	127,532	221,330
Putnam VT Large Cap Value Fund - Class IB	5,313,249	2,723,881
Putnam VT Sustainable Future Fund - Class IB	63,944	1,582
Putnam VT Sustainable Leaders Fund - Class IB	506,667	277,145
Templeton Foreign VIP Fund - Class 4	11,806	12,022
Templeton Global Bond VIP Fund - Class 2	260,436	364,041
Templeton Global Bond VIP Fund - Class 4	119,115	357,494
Templeton Growth VIP Fund - Class 2	45,037	73,318
VanEck VIP Global Resources Fund - Class S Shares	59,569	275,590

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	$76,724	$783,772

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
5. Investments
The following is a summary of investments owned at December 31, 2024:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Discovery Value Portfolio - Class B	594,446	$18.02	$10,711,909	$10,728,968
AB VPS Large Cap Growth Portfolio - Class B	2,981	79.72	237,624	178,110
AB VPS Sustainable Global Thematic Portfolio - Class B	76,316	32.80	2,503,158	2,257,840
ALPS Global Opportunity Portfolio - Class III	34,203	13.28	454,219	444,103
ALPS/Alerian Energy Infrastructure Portfolio - Class III	79,928	14.28	1,141,368	830,356
American Funds Asset Allocation Fund - Class 1	285	26.04	7,422	6,481
American Funds Asset Allocation Fund - Class 4	789,496	25.41	20,061,093	18,644,785
American Funds Capital Income Builder® - Class 1	319	12.39	3,955	3,264
American Funds Capital Income Builder® - Class 4	265,563	12.36	3,282,362	2,897,164
American Funds Capital World Bond Fund - Class 1	679	9.63	6,538	7,613
American Funds Capital World Growth and Income Fund - Class 1	5,718	15.53	88,802	79,754
American Funds Global Growth Fund - Class 2	259,712	36.37	9,445,742	7,659,486
American Funds Global Growth Fund - Class 4	221,577	35.93	7,961,265	6,870,703
American Funds Global Small Capitalization Fund - Class 1	3,725	18.15	67,608	85,246
American Funds Global Small Capitalization Fund - Class 2	310,748	17.05	5,298,259	6,093,692
American Funds Global Small Capitalization Fund - Class 4	44,846	17.01	762,825	929,188
American Funds Growth Fund - Class 1	116	127.47	14,808	10,229
American Funds Growth Fund - Class 2	461,074	125.79	57,998,455	35,873,165
American Funds Growth Fund - Class 4	221,901	122.38	27,156,210	21,072,311
American Funds Growth-Income Fund - Class 1	4,613	69.59	321,011	237,986
American Funds Growth-Income Fund - Class 2	783,744	68.38	53,592,386	36,543,988
American Funds Growth-Income Fund - Class 4	173,840	67.14	11,671,587	9,313,654
American Funds International Fund - Class 1	4,841	17.84	86,360	92,161
American Funds International Fund - Class 2	683,348	17.75	12,129,424	12,605,894
American Funds International Fund - Class 4	230,874	17.46	4,031,063	4,352,098
American Funds International Growth and Income Fund - Class 1	18,686	10.19	190,412	261,599
American Funds Managed Risk Asset Allocation Fund - Class P2	942,677	12.78	12,047,414	11,604,851
American Funds Mortgage Fund - Class 1	11,320	9.08	102,781	121,914
American Funds Mortgage Fund - Class 4	32,360	8.86	286,706	330,210
American Funds New World Fund® - Class 1	2,555	26.67	68,129	62,315
American Funds New World Fund® - Class 4	110,207	26.10	2,876,396	2,878,990
American Funds The Bond Fund of America - Class 1	5,842	9.27	54,156	62,220
American Funds Washington Mutual Investors Fund - Class 1	4,892	16.86	82,475	65,803
American Funds Washington Mutual Investors Fund - Class 4	429,663	16.34	7,020,702	5,971,707
ClearBridge Variable Growth Portfolio - Class II	68,356	13.82	944,681	1,265,047
ClearBridge Variable Large Cap Growth Portfolio - Class II	530,475	46.54	24,688,325	17,828,487
ClearBridge Variable Mid Cap Portfolio - Class II	181,323	24.15	4,378,956	4,016,430
Columbia VP Commodity Strategy Fund - Class 2	116,150	3.79	440,209	554,246
Columbia VP Emerging Markets Bond Fund - Class 2	23,069	7.93	182,936	203,573
Columbia VP Strategic Income Fund - Class 2	168,979	3.65	616,773	637,424
DWS Alternative Asset Allocation VIP Portfolio - Class A	587	12.95	7,606	7,766
DWS Alternative Asset Allocation VIP Portfolio - Class B	235,545	12.94	3,047,950	3,096,986
DWS Equity 500 Index VIP Portfolio - Class A	26,283	31.11	817,657	501,636
DWS Small Cap Index VIP Portfolio - Class A	19,019	14.52	276,154	268,769
Eaton Vance VT Floating-Rate Income Fund - Initial Class	335,516	8.61	2,888,795	2,907,805
Fidelity® VIP Balanced Portfolio - Service Class 2	2,325,155	23.69	55,082,921	50,280,274
Fidelity® VIP Consumer Discretionary Portfolio - Service Class 2	1,746	41.38	72,238	59,654
Fidelity® VIP Consumer Staples Portfolio - Service Class 2	2,113	19.45	41,107	42,914
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,982,885	55.50	110,050,104	84,408,663
Fidelity® VIP Financials Portfolio - Service Class 2	5,211	18.79	97,916	103,002
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	166,017	11.98	1,988,880	1,996,950
Fidelity® VIP Growth Portfolio - Initial Class	3,185	96.94	308,723	258,253
Fidelity® VIP Growth Portfolio - Service Class 2	428,249	92.74	39,715,794	37,194,084

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,272,287	$35.48	$45,140,757	$43,078,359
Fidelity® VIP Strategic Income Portfolio - Service Class 2	359,736	10.57	3,802,413	3,925,042
Fidelity® VIP Technology Portfolio - Service Class 2	221,384	41.64	9,218,420	8,011,721
First Trust Capital Strength Hedged Equity Portfolio - Class I	53,884	9.97	537,224	562,861
First Trust Capital Strength Portfolio - Class I	327,057	13.94	4,559,178	4,345,530
First Trust Dorsey Wright Tactical Core Portfolio - Class I	63,664	12.76	812,355	861,155
First Trust Growth Strength Portfolio - Class I	61,064	13.37	816,427	816,164
First Trust International Developed Capital Strength Portfolio - Class I	85,537	12.24	1,046,977	1,113,242
First Trust Multi Income Allocation Portfolio - Class I	42,072	11.35	477,515	474,752
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	835,917	13.58	11,351,747	11,354,916
Franklin Allocation VIP Fund - Class 4	513,707	5.45	2,799,703	2,618,760
Franklin Income VIP Fund - Class 2	1,138,211	14.36	16,344,715	16,816,285
Franklin Income VIP Fund - Class 4	947,362	14.86	14,077,798	14,233,249
Franklin Multi-Asset Variable Conservative Growth - Class II	84,579	15.13	1,279,681	1,235,626
Franklin Mutual Shares VIP Fund - Class 2	596,305	16.39	9,773,438	9,995,446
Franklin Mutual Shares VIP Fund - Class 4	251,119	16.61	4,171,093	4,230,329
Franklin Rising Dividends VIP Fund - Class 4	109,051	28.11	3,065,413	3,021,393
Franklin Small Cap Value VIP Fund - Class 4	62,033	15.00	930,492	877,879
Franklin Small-Mid Cap Growth VIP Fund - Class 4	53,420	15.89	848,838	874,896
Goldman Sachs VIT Government Money Market Fund - Service Shares	140,458	1.00	140,458	140,458
Goldman Sachs VIT Large Cap Value Fund - Service Shares	133,556	8.63	1,152,585	1,229,027
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	42,764	8.88	379,749	404,247
Guggenheim VT Multi-Hedge Strategies	16,606	23.79	395,054	423,248
Hartford Capital Appreciation HLS Fund - Class IC	15,515	52.13	808,789	715,609
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	160,439	1.96	314,461	376,183
Invesco V.I. American Franchise Fund - Series I Shares	1,896	79.53	150,814	97,585
Invesco V.I. American Franchise Fund - Series II Shares	633	71.60	45,290	37,858
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	26,505	8.27	219,198	260,197
Invesco V.I. Comstock Fund - Series II Shares	40,111	20.61	826,690	792,459
Invesco V.I. Core Equity Fund - Series I Shares	1,833	33.62	61,619	53,107
Invesco V.I. Diversified Dividend Fund - Series II Shares	65,521	25.60	1,677,327	1,708,005
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	812,142	27.23	22,114,631	18,591,065
Invesco V.I. Equity and Income Fund - Series II Shares	31,144	17.33	539,732	547,967
Invesco V.I. EQV International Equity Fund - Series I Shares	252	33.52	8,441	9,137
Invesco V.I. EQV International Equity Fund - Series II Shares	183,174	32.89	6,024,593	6,537,325
Invesco V.I. Global Fund - Series II Shares	7,013	38.66	271,129	242,869
Invesco V.I. Main Street Small Cap Fund®- Series II Shares	67,998	28.49	1,937,265	1,772,026
Janus Henderson Balanced Portfolio - Service Shares	12,188	54.39	662,881	441,099
Janus Henderson Enterprise Portfolio - Service Shares	6,024	74.72	450,141	368,336
Janus Henderson Global Research Portfolio - Service Shares	3,543	69.97	247,883	185,968
Lincoln Hedged Nasdaq-100 Fund - Service Class	1,097	11.22	12,303	12,473
Lincoln Hedged S&P 500 Conservative Fund - Service Class	948	10.36	9,821	10,214
Lincoln Hedged S&P 500 Fund - Service Class	5,506	10.90	59,993	63,506
Lincoln Opportunistic Hedged Equity Fund - Service Class	1,793	10.63	19,057	20,386
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	255,661	10.40	2,658,878	2,933,185
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	36,912	29.23	1,078,924	1,203,143
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	5,423	18.37	99,623	93,147
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	218,248	13.09	2,856,865	3,001,320
LVIP AllianceBernstein Large Cap Growth Fund - Service Class	412,634	60.59	24,999,406	18,401,257
LVIP American Balanced Allocation Fund - Service Class	680,177	11.40	7,752,655	8,347,135
LVIP American Balanced Allocation Fund - Standard Class	188	11.42	2,149	2,338
LVIP American Century Balanced Fund - Service Class	1,606,127	8.40	13,493,071	12,287,573
LVIP American Century Capital Appreciation Fund - Service Class	8,520	16.33	139,106	148,421
LVIP American Century Inflation Protection Fund - Service Class	4,270	9.16	39,127	39,769
LVIP American Century International Fund - Service Class	1,369	10.68	14,613	15,524

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP American Century Large Company Value Fund - Service Class	432,149	$19.19	$8,292,499	$7,496,275
LVIP American Century Large Company Value Fund - Standard Class II	227	18.81	4,280	3,479
LVIP American Century Mid Cap Value Fund - Service Class	3,941	19.68	77,563	83,692
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	2,995,447	13.74	41,169,417	39,050,187
LVIP American Century Ultra Fund - Service Class	482,272	29.04	14,002,759	13,293,783
LVIP American Century Value Fund - Service Class	4,607	12.25	56,414	60,229
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	241,816	10.57	2,556,238	2,735,119
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	489,172	10.81	5,287,464	5,483,818
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	20,153	10.82	218,039	215,480
LVIP American Global Growth Fund - Service Class II	749,060	23.81	17,835,130	16,748,301
LVIP American Global Small Capitalization Fund - Service Class II	219,254	10.18	2,232,228	2,896,834
LVIP American Growth Allocation Fund - Service Class	305,296	11.42	3,486,482	3,763,121
LVIP American Growth Fund - Service Class II	3,086,530	34.71	107,136,553	80,392,482
LVIP American Growth-Income Fund - Service Class II	2,686,510	30.20	81,124,528	62,087,512
LVIP American International Fund - Service Class II	1,179,843	12.51	14,756,295	16,133,754
LVIP American Preservation Fund - Service Class	113,777	9.04	1,028,545	1,109,376
LVIP Baron Growth Opportunities Fund - Service Class	263,534	75.41	19,872,007	15,975,284
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	5,256,649	20.73	108,970,341	105,262,469
LVIP BlackRock Global Allocation Fund - Service Class	3,471,827	12.13	42,116,737	39,168,125
LVIP BlackRock Global Allocation Fund - Standard Class	1,701	12.14	20,639	19,286
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	5,321,096	11.46	60,953,151	56,587,842
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	2,343,845	12.72	29,806,681	27,460,231
LVIP BlackRock Inflation Protected Bond Fund - Service Class	6,543,563	9.01	58,957,502	65,316,889
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	15,603	9.01	140,643	161,638
LVIP BlackRock Real Estate Fund - Service Class	665,230	7.32	4,866,154	5,401,609
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	3,593,657	13.90	49,962,619	44,421,287
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	1,841,999	53.83	99,162,159	71,775,124
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	1,533	56.06	85,953	56,994
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	2,746,776	20.72	56,910,451	44,325,064
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	324	21.92	7,107	5,201
LVIP Channing Small Cap Value Fund - Service Class	35,891	12.48	447,811	406,725
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	2,019,750	17.61	35,561,740	26,065,170
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	367	17.66	6,472	4,564
LVIP Dimensional International Core Equity Fund - Service Class	806,171	12.07	9,729,678	9,029,957
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	3,944,858	10.27	40,521,581	37,323,653
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	407,609	48.01	19,568,498	15,797,627
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	149	48.49	7,203	5,029
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	677,454	21.69	14,691,944	11,110,532
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	2,717,061	23.39	63,538,474	45,692,313
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	2,475,041	16.49	40,803,528	34,568,373
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	391	16.53	6,460	5,262
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	1,282,021	44.21	56,680,716	45,468,491
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class	676,609	7.73	5,226,807	5,647,017
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	8,511	7.72	65,708	77,426
LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class	774,617	8.04	6,229,473	6,164,983
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class	1,155,521	14.76	17,060,105	15,194,105
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	27,323	14.82	404,813	402,093
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class	942,787	12.85	12,117,641	11,607,796
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	2,604	12.89	33,563	30,562
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	1,144,454	11.52	13,184,114	12,309,147
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	4,447,290	12.07	53,692,129	58,862,520
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	11,210	12.08	135,374	154,902
LVIP Global Growth Allocation Managed Risk Fund - Service Class	18,017,477	13.32	240,046,847	237,269,565
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	16,215,703	13.53	219,317,382	221,369,446
LVIP Government Money Market Fund - Service Class	3,039,323	10.00	30,393,231	30,393,234

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Government Money Market Fund - Standard Class	41,823	$10.00	$418,234	$418,234
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	2,668,404	13.40	35,759,279	30,596,735
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	481	13.43	6,460	5,348
LVIP JPMorgan Core Bond Fund - Service Class	2,610,210	9.48	24,731,742	26,960,115
LVIP JPMorgan High Yield Fund - Service Class	1,238,508	9.80	12,137,374	12,824,457
LVIP JPMorgan Mid Cap Value Fund - Service Class	80,429	9.72	781,605	813,279
LVIP JPMorgan Retirement Income Fund - Service Class	385,929	12.55	4,844,958	4,798,528
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	1,914,184	19.28	36,907,383	31,077,903
LVIP JPMorgan Small Cap Core Fund - Service Class	63,883	21.40	1,367,216	1,338,794
LVIP JPMorgan U.S. Equity Fund - Service Class	95,776	43.65	4,180,444	3,880,473
LVIP Loomis Sayles Global Growth Fund - Service Class	13,391	17.80	238,405	192,926
LVIP Macquarie Bond Fund - Service Class	19,862,638	11.34	225,162,870	262,391,323
LVIP Macquarie Bond Fund - Standard Class	229,780	11.34	2,606,395	2,998,240
LVIP Macquarie Diversified Floating Rate Fund - Service Class	5,064,474	9.78	49,510,300	50,517,592
LVIP Macquarie Diversified Income Fund - Service Class	10,644,237	8.66	92,179,096	107,216,433
LVIP Macquarie Diversified Income Fund - Standard Class	22,838	8.71	198,826	235,015
LVIP Macquarie High Yield Fund - Service Class	914,959	4.22	3,863,873	4,418,195
LVIP Macquarie High Yield Fund - Standard Class	29,073	4.22	122,745	141,788
LVIP Macquarie Limited-Term Diversified Income Fund - Service Class	3,654,531	9.25	33,819,032	35,305,988
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	2,522	9.31	23,471	24,474
LVIP Macquarie Mid Cap Value Fund - Service Class	224,661	43.61	9,798,159	8,681,424
LVIP Macquarie SMID Cap Core Fund - Service Class	398,191	25.04	9,970,305	9,072,989
LVIP Macquarie SMID Cap Core Fund - Standard Class	9,480	27.81	263,674	225,362
LVIP Macquarie Social Awareness Fund - Service Class	96,180	52.70	5,068,224	3,948,722
LVIP Macquarie Social Awareness Fund - Standard Class	3,900	53.26	207,728	143,661
LVIP Macquarie U.S. Growth Fund - Service Class	1,115,473	11.70	13,054,383	10,500,702
LVIP Macquarie U.S. REIT Fund - Service Class	597,202	13.78	8,231,230	7,775,958
LVIP Macquarie U.S. REIT Fund - Standard Class	24,647	13.75	338,826	319,017
LVIP Macquarie Value Fund - Service Class	420,181	25.55	10,733,516	11,280,413
LVIP Macquarie Value Fund - Standard Class	1,814	25.56	46,353	50,473
LVIP Macquarie Wealth Builder Fund - Service Class	184,585	11.81	2,179,213	2,215,022
LVIP Macquarie Wealth Builder Fund - Standard Class	2,771	11.84	32,806	35,742
LVIP MFS International Growth Fund - Service Class	604,003	19.67	11,881,343	10,863,817
LVIP MFS Value Fund - Service Class	789,535	52.64	41,557,156	36,556,416
LVIP Mondrian Global Income Fund - Service Class	2,207,520	8.82	19,470,330	24,017,279
LVIP Mondrian International Value Fund - Service Class	596,628	16.64	9,929,089	9,591,057
LVIP Mondrian International Value Fund - Standard Class	33,965	16.66	565,749	557,389
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	514,866	14.62	7,528,371	6,471,243
LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class	3,584,011	12.65	45,348,497	41,282,388
LVIP PIMCO Low Duration Bond Fund - Service Class	4,892,385	9.31	45,567,672	47,735,790
LVIP PIMCO Low Duration Bond Fund - Standard Class	815	9.32	7,592	7,963
LVIP SSGA Bond Index Fund - Service Class	4,827,067	9.78	47,194,236	53,056,611
LVIP SSGA Bond Index Fund - Standard Class	23,010	9.77	224,874	237,749
LVIP SSGA Conservative Index Allocation Fund - Service Class	771,397	13.51	10,417,715	10,130,463
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	123,099	10.38	1,278,137	1,351,432
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	3,659,775	11.82	43,269,518	42,392,711
LVIP SSGA International Index Fund - Service Class	1,227,570	10.45	12,829,335	11,585,007
LVIP SSGA International Managed Volatility Fund - Service Class	1,819,818	9.44	17,179,082	16,074,756
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	3,657,214	18.21	66,597,861	52,914,752
LVIP SSGA Mid-Cap Index Fund - Service Class	1,396,298	12.98	18,128,143	17,643,208
LVIP SSGA Mid-Cap Index Fund - Standard Class	7,201	13.04	93,892	100,922
LVIP SSGA Moderate Index Allocation Fund - Service Class	2,144,193	16.47	35,308,431	31,772,077
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	1,102,049	17.46	19,239,569	16,855,893
LVIP SSGA Nasdaq-100 Index Fund - Service Class	227,189	14.74	3,347,631	2,630,419
LVIP SSGA S&P 500 Index Fund - Service Class	6,567,032	30.26	198,711,813	149,692,804

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP SSGA S&P 500 Index Fund - Standard Class	48,862	$30.33	$1,481,976	$839,814
LVIP SSGA Short-Term Bond Index Fund - Service Class	1,711,482	9.84	16,840,978	17,174,903
LVIP SSGA Small-Cap Index Fund - Service Class	1,051,502	32.71	34,394,629	32,378,174
LVIP SSGA Small-Cap Index Fund - Standard Class	2,483	32.79	81,412	93,448
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	3,796,392	13.06	49,565,691	47,286,761
LVIP Structured Conservative Allocation Fund - Service Class	738,517	10.32	7,617,803	8,421,576
LVIP Structured Moderate Allocation Fund - Service Class	3,661,232	11.26	41,210,829	44,381,595
LVIP Structured Moderately Aggressive Allocation Fund - Service Class	1,917,378	11.90	22,824,468	24,073,649
LVIP T. Rowe Price 2020 Fund - Service Class	10,523	9.43	99,193	107,633
LVIP T. Rowe Price 2030 Fund - Service Class	4,843	11.61	56,247	48,000
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	929,153	29.84	27,725,927	25,332,383
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	5,773	32.32	186,601	164,522
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	1,355,168	12.61	17,084,602	15,081,577
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	4,886,088	12.55	61,320,409	52,708,749
LVIP Vanguard Bond Allocation Fund - Service Class	9,048,154	9.01	81,478,631	91,647,601
LVIP Vanguard Bond Allocation Fund - Standard Class	732	9.01	6,594	7,433
LVIP Vanguard Domestic Equity ETF Fund - Service Class	812,268	38.05	30,905,177	18,709,373
LVIP Vanguard International Equity ETF Fund - Service Class	1,621,568	11.82	19,168,556	18,536,147
LVIP Wellington SMID Cap Value Fund - Service Class	366,937	25.61	9,396,900	9,264,748
LVIP Western Asset Core Bond Fund - Service Class	4,722,392	7.41	34,988,201	43,160,457
Macquarie VIP Asset Strategy Series - Service Class	66,488	9.29	617,670	631,150
Macquarie VIP Emerging Markets Series - Service Class	479,150	22.51	10,785,674	10,516,970
Macquarie VIP Energy Series - Service Class	67,665	4.68	316,672	322,164
Macquarie VIP High Income Series - Service Class	644,071	2.93	1,887,127	1,919,873
Macquarie VIP Mid Cap Growth Series - Service Class	102,048	9.93	1,013,335	1,222,993
Macquarie VIP Science and Technology Series - Service Class	144,026	29.09	4,189,724	3,581,691
Macquarie VIP Small Cap Growth Series - Service Class	203,298	6.57	1,335,669	1,235,555
Macquarie VIP Small Cap Value Series - Service Class	663,891	40.25	26,721,612	23,289,356
Macquarie VIP Small Cap Value Series - Standard Class	9,963	40.48	403,306	363,661
MFS® VIT Growth Series - Initial Class	1,544	73.31	113,226	85,169
MFS® VIT Growth Series - Service Class	272,571	67.08	18,284,070	15,779,803
MFS® VIT Total Return Series - Initial Class	7,181	23.27	167,113	173,600
MFS® VIT Total Return Series - Service Class	444,839	22.64	10,071,157	10,570,729
MFS® VIT Utilities Series - Initial Class	4,249	34.22	145,388	133,520
MFS® VIT Utilities Series - Service Class	266,604	33.42	8,909,892	8,271,854
MFS® VIT II Core Equity Portfolio - Service Class	264	30.99	8,187	7,140
MFS® VIT II International Intrinsic Value Portfolio - Service Class	70,880	29.17	2,067,568	1,990,575
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	81,699	16.49	1,347,215	1,202,161
PIMCO VIT All Asset Portfolio - Advisor Class	19,627	8.94	175,468	189,656
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	211,141	5.56	1,173,943	1,612,322
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	44,346	8.74	387,584	440,542
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	2,661	10.64	28,314	32,948
Putnam VT George Putnam Balanced Fund - Class IB	710,355	15.76	11,195,200	9,490,754
Putnam VT Global Health Care Fund - Class IB	93,966	15.68	1,473,386	1,513,437
Putnam VT Income Fund - Class IB	50,325	8.02	403,605	497,604
Putnam VT Large Cap Value Fund - Class IB	505,767	32.42	16,396,962	14,395,747
Putnam VT Sustainable Future Fund - Class IB	4,281	16.98	72,684	62,553
Putnam VT Sustainable Leaders Fund - Class IB	5,425	48.30	262,013	244,565
Templeton Foreign VIP Fund - Class 4	14,716	14.07	207,059	192,640
Templeton Global Bond VIP Fund - Class 2	272,893	11.38	3,105,522	4,184,881
Templeton Global Bond VIP Fund - Class 4	102,941	11.63	1,197,209	1,486,283
Templeton Growth VIP Fund - Class 2	98,398	12.48	1,228,004	1,207,600
VanEck VIP Global Resources Fund - Class S Shares	16,208	24.05	389,796	341,451
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	34,410	8.52	293,173	309,128

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2024, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio - Class B	3,604	(43,428)	(39,824)
AB VPS Large Cap Growth Portfolio - Class B	1	(244)	(243)
AB VPS Sustainable Global Thematic Portfolio - Class B	4,093	(15,877)	(11,784)
ALPS Global Opportunity Portfolio - Class III	6,025	(14,779)	(8,754)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	8,493	(33,074)	(24,581)
American Funds Asset Allocation Fund - Class 1	4	(11)	(7)
American Funds Asset Allocation Fund - Class 4	180,851	(246,744)	(65,893)
American Funds Capital Income Builder® - Class 1	—	(222)	(222)
American Funds Capital Income Builder® - Class 4	23,443	(37,454)	(14,011)
American Funds Capital World Bond Fund - Class 1	103	(25)	78
American Funds Capital World Growth and Income Fund - Class 1	12	(153)	(141)
American Funds Global Growth Fund - Class 2	3,993	(17,898)	(13,905)
American Funds Global Growth Fund - Class 4	35,916	(43,371)	(7,455)
American Funds Global Small Capitalization Fund - Class 2	5,843	(21,505)	(15,662)
American Funds Global Small Capitalization Fund - Class 4	2,820	(17,507)	(14,687)
American Funds Growth Fund - Class 1	8	(35)	(27)
American Funds Growth Fund - Class 2	8,182	(98,878)	(90,696)
American Funds Growth Fund - Class 4	155,705	(89,236)	66,469
American Funds Growth-Income Fund - Class 1	10	(123)	(113)
American Funds Growth-Income Fund - Class 2	10,222	(118,361)	(108,139)
American Funds Growth-Income Fund - Class 4	58,111	(51,249)	6,862
American Funds International Fund - Class 1	363	(551)	(188)
American Funds International Fund - Class 2	20,769	(57,796)	(37,027)
American Funds International Fund - Class 4	38,390	(45,204)	(6,814)
American Funds Managed Risk Asset Allocation Fund - Class P2	12,500	(134,524)	(122,024)
American Funds Mortgage Fund - Class 4	965	(1,803)	(838)
American Funds New World Fund® - Class 1	82	(106)	(24)
American Funds New World Fund® - Class 4	19,380	(15,051)	4,329
American Funds The Bond Fund of America - Class 1	417	(67)	350
American Funds Washington Mutual Investors Fund - Class 1	17	(401)	(384)
American Funds Washington Mutual Investors Fund - Class 4	40,324	(26,253)	14,071
ClearBridge Variable Growth Portfolio - Class II	8,619	(18,011)	(9,392)
ClearBridge Variable Large Cap Growth Portfolio - Class II	79,445	(360,639)	(281,194)
ClearBridge Variable Mid Cap Portfolio - Class II	38,771	(43,612)	(4,841)
Columbia VP Commodity Strategy Fund - Class 2	10,884	(43,328)	(32,444)
Columbia VP Emerging Markets Bond Fund - Class 2	1,217	(841)	376
Columbia VP Strategic Income Fund - Class 2	8,742	(52,204)	(43,462)
DWS Alternative Asset Allocation VIP Portfolio - Class A	21	(172)	(151)
DWS Alternative Asset Allocation VIP Portfolio - Class B	34,779	(41,623)	(6,844)
DWS Equity 500 Index VIP Portfolio - Class A	21	(351)	(330)
DWS Small Cap Index VIP Portfolio - Class A	31	(187)	(156)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	38,539	(131,969)	(93,430)
Fidelity® VIP Balanced Portfolio - Service Class 2	580,512	(333,362)	247,150
Fidelity® VIP Consumer Discretionary Portfolio - Service Class 2	5,597	(306)	5,291
Fidelity® VIP Consumer Staples Portfolio - Service Class 2	2,144	(146)	1,998
Fidelity® VIP Contrafund® Portfolio - Service Class 2	272,319	(298,987)	(26,668)
Fidelity® VIP Financials Portfolio - Service Class 2	6,500	(24)	6,476
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	20,212	(30,565)	(10,353)
Fidelity® VIP Growth Portfolio - Initial Class	—	(10)	(10)
Fidelity® VIP Growth Portfolio - Service Class 2	101,958	(62,699)	39,259
Fidelity® VIP Mid Cap Portfolio - Service Class 2	81,106	(143,436)	(62,330)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	134,576	(26,761)	107,815
Fidelity® VIP Technology Portfolio - Service Class 2	670,404	(48,320)	622,084
First Trust Capital Strength Hedged Equity Portfolio - Class I	56,983	(5,835)	51,148

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
First Trust Capital Strength Portfolio - Class I	70,366	(16,976)	53,390
First Trust Dorsey Wright Tactical Core Portfolio - Class I	5,566	(33,203)	(27,637)
First Trust Growth Strength Portfolio - Class I	35,471	(3,287)	32,184
First Trust International Developed Capital Strength Portfolio - Class I	57,590	(3,818)	53,772
First Trust Multi Income Allocation Portfolio - Class I	886	(2,449)	(1,563)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	102,067	(210,795)	(108,728)
Franklin Allocation VIP Fund - Class 4	13,770	(12,599)	1,171
Franklin Income VIP Fund - Class 2	27,527	(142,432)	(114,905)
Franklin Income VIP Fund - Class 4	92,924	(115,892)	(22,968)
Franklin Multi-Asset Variable Conservative Growth - Class II	2,048	(28,654)	(26,606)
Franklin Mutual Shares VIP Fund - Class 2	4,964	(75,664)	(70,700)
Franklin Mutual Shares VIP Fund - Class 4	27,841	(45,143)	(17,302)
Franklin Rising Dividends VIP Fund - Class 4	17,209	(11,359)	5,850
Franklin Small Cap Value VIP Fund - Class 4	7,270	(48,210)	(40,940)
Franklin Small-Mid Cap Growth VIP Fund - Class 4	9,004	(11,642)	(2,638)
Goldman Sachs VIT Government Money Market Fund - Service Shares	1,087	(2,966)	(1,879)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	766	(7,498)	(6,732)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	736	(2,163)	(1,427)
Guggenheim VT Long Short Equity	19,614	(44,907)	(25,293)
Guggenheim VT Multi-Hedge Strategies	1,229	(12,650)	(11,421)
Hartford Capital Appreciation HLS Fund - Class IC	106	(8,265)	(8,159)
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1,952	(45,769)	(43,817)
Invesco V.I. American Franchise Fund - Series I Shares	—	(230)	(230)
Invesco V.I. American Franchise Fund - Series II Shares	3	—	3
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	4,209	(14,066)	(9,857)
Invesco V.I. Comstock Fund - Series II Shares	10,344	(11,836)	(1,492)
Invesco V.I. Core Equity Fund - Series I Shares	—	(61)	(61)
Invesco V.I. Diversified Dividend Fund - Series II Shares	4,069	(9,966)	(5,897)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	70,243	(155,571)	(85,328)
Invesco V.I. Equity and Income Fund - Series II Shares	5,300	(77,236)	(71,936)
Invesco V.I. EQV International Equity Fund - Series I Shares	—	(30)	(30)
Invesco V.I. EQV International Equity Fund - Series II Shares	31,708	(60,336)	(28,628)
Invesco V.I. Global Fund - Series II Shares	231	(439)	(208)
Invesco V.I. Main Street Small Cap Fund®- Series II Shares	20,756	(13,894)	6,862
Janus Henderson Balanced Portfolio - Service Shares	346	(341)	5
Janus Henderson Enterprise Portfolio - Service Shares	19	(196)	(177)
Janus Henderson Global Research Portfolio - Service Shares	20	(72)	(52)
Lincoln Hedged Nasdaq-100 Fund - Service Class	1,142	—	1,142
Lincoln Hedged S&P 500 Conservative Fund - Service Class	932	—	932
Lincoln Hedged S&P 500 Fund - Service Class	5,197	(6)	5,191
Lincoln Opportunistic Hedged Equity Fund - Service Class	1,663	—	1,663
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	18,859	(22,774)	(3,915)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	3,897	(7,170)	(3,273)
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	—	(150)	(150)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	45,744	(79,780)	(34,036)
LVIP AllianceBernstein Large Cap Growth Fund - Service Class	62,203	(132,598)	(70,395)
LVIP American Balanced Allocation Fund - Service Class	32,671	(29,058)	3,613
LVIP American Balanced Allocation Fund - Standard Class	—	(86)	(86)
LVIP American Century Balanced Fund - Service Class	56,103	(70,303)	(14,200)
LVIP American Century Capital Appreciation Fund - Service Class	20,902	(8,679)	12,223
LVIP American Century Inflation Protection Fund - Service Class	3,865	—	3,865
LVIP American Century International Fund - Service Class	1,503	—	1,503
LVIP American Century Large Company Value Fund - Service Class	29,738	(67,557)	(37,819)
LVIP American Century Large Company Value Fund - Standard Class II	—	(229)	(229)
LVIP American Century Mid Cap Value Fund - Service Class	7,556	(47)	7,509
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	28,324	(347,816)	(319,492)

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP American Century Ultra Fund - Service Class	1,287,856	(69,200)	1,218,656
LVIP American Century Value Fund - Service Class	5,469	(4)	5,465
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	656	(47,809)	(47,153)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	1,853	(112,860)	(111,007)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(732)	(732)
LVIP American Global Growth Fund - Service Class II	24,571	(67,060)	(42,489)
LVIP American Global Small Capitalization Fund - Service Class II	6,608	(15,666)	(9,058)
LVIP American Growth Allocation Fund - Service Class	18,575	(23,011)	(4,436)
LVIP American Growth Fund - Service Class II	96,735	(269,113)	(172,378)
LVIP American Growth-Income Fund - Service Class II	114,226	(195,100)	(80,874)
LVIP American International Fund - Service Class II	46,720	(67,395)	(20,675)
LVIP American Preservation Fund - Service Class	38,173	(34,388)	3,785
LVIP Baron Growth Opportunities Fund - Service Class	44,084	(184,740)	(140,656)
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	51,969	(766,886)	(714,917)
LVIP BlackRock Global Allocation Fund - Service Class	71,932	(416,740)	(344,808)
LVIP BlackRock Global Allocation Fund - Standard Class	32	(227)	(195)
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	79,422	(770,695)	(691,273)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	160,978	(270,513)	(109,535)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	365,430	(537,741)	(172,311)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	102	(233)	(131)
LVIP BlackRock Real Estate Fund - Service Class	70,607	(78,462)	(7,855)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	93,704	(590,090)	(496,386)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	75,280	(590,228)	(514,948)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	33	(427)	(394)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	55,948	(626,541)	(570,593)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	14	(29)	(15)
LVIP Channing Small Cap Value Fund - Service Class	35,415	(14,926)	20,489
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	34,906	(358,951)	(324,045)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	9	(38)	(29)
LVIP Dimensional International Core Equity Fund - Service Class	103,821	(114,670)	(10,849)
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	205,305	(343,952)	(138,647)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	89,197	(126,926)	(37,729)
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	2	(12)	(10)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	65,140	(184,627)	(119,487)
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	40,768	(518,582)	(477,814)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	148,301	(469,207)	(320,906)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	6	(41)	(35)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	36,997	(681,339)	(644,342)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class	34,551	(90,799)	(56,248)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	—	(138)	(138)
LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class	24,256	(74,863)	(50,607)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class	102,061	(113,320)	(11,259)
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class	39,588	(65,272)	(25,684)
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	75	(167)	(92)
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	132,551	(133,737)	(1,186)
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	36,236	(410,117)	(373,881)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(520)	(520)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	49,817	(2,034,616)	(1,984,799)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	51,258	(2,069,615)	(2,018,357)
LVIP Government Money Market Fund - Service Class	1,625,165	(2,385,344)	(760,179)
LVIP Government Money Market Fund - Standard Class	54,158	(58,032)	(3,874)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	31,578	(352,452)	(320,874)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	10	(23)	(13)
LVIP JPMorgan Core Bond Fund - Service Class	805,400	(177,783)	627,617
LVIP JPMorgan High Yield Fund - Service Class	81,475	(108,330)	(26,855)
LVIP JPMorgan Mid Cap Value Fund - Service Class	55,891	(1,301)	54,590

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP JPMorgan Retirement Income Fund - Service Class	28,223	(38,599)	(10,376)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	41,699	(465,355)	(423,656)
LVIP JPMorgan Small Cap Core Fund - Service Class	86,251	(8,284)	77,967
LVIP JPMorgan U.S. Equity Fund - Service Class	228,069	(30,162)	197,907
LVIP Loomis Sayles Global Growth Fund - Service Class	5,405	(786)	4,619
LVIP Macquarie Bond Fund - Service Class	1,389,486	(967,164)	422,322
LVIP Macquarie Bond Fund - Standard Class	76,142	(56,698)	19,444
LVIP Macquarie Diversified Floating Rate Fund - Service Class	456,404	(723,793)	(267,389)
LVIP Macquarie Diversified Floating Rate Fund - Standard Class	—	(12,817)	(12,817)
LVIP Macquarie Diversified Income Fund - Service Class	498,390	(571,736)	(73,346)
LVIP Macquarie Diversified Income Fund - Standard Class	376	(327)	49
LVIP Macquarie High Yield Fund - Service Class	17,898	(15,828)	2,070
LVIP Macquarie High Yield Fund - Standard Class	6	(272)	(266)
LVIP Macquarie Limited-Term Diversified Income Fund - Service Class	292,320	(599,513)	(307,193)
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	176	(23)	153
LVIP Macquarie Mid Cap Value Fund - Service Class	34,066	(53,148)	(19,082)
LVIP Macquarie SMID Cap Core Fund - Service Class	40,452	(39,055)	1,397
LVIP Macquarie SMID Cap Core Fund - Standard Class	56	(1,339)	(1,283)
LVIP Macquarie Social Awareness Fund - Service Class	1,941	(17,969)	(16,028)
LVIP Macquarie Social Awareness Fund - Standard Class	9	(812)	(803)
LVIP Macquarie U.S. Growth Fund - Service Class	21,780	(92,243)	(70,463)
LVIP Macquarie U.S. REIT Fund - Service Class	14,440	(43,858)	(29,418)
LVIP Macquarie U.S. REIT Fund - Standard Class	2	(78)	(76)
LVIP Macquarie Value Fund - Service Class	17,882	(62,811)	(44,929)
LVIP Macquarie Value Fund - Standard Class	—	(167)	(167)
LVIP Macquarie Wealth Builder Fund - Service Class	3,413	(5,792)	(2,379)
LVIP Macquarie Wealth Builder Fund - Standard Class	27	(3,279)	(3,252)
LVIP MFS International Growth Fund - Service Class	53,258	(111,164)	(57,906)
LVIP MFS Value Fund - Service Class	172,910	(203,536)	(30,626)
LVIP Mondrian Global Income Fund - Service Class	204,874	(350,181)	(145,307)
LVIP Mondrian International Value Fund - Service Class	50,388	(82,580)	(32,192)
LVIP Mondrian International Value Fund - Standard Class	2,442	(3,774)	(1,332)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	145,584	(51,280)	94,304
LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class	104,462	(527,273)	(422,811)
LVIP PIMCO Low Duration Bond Fund - Service Class	831,688	(998,366)	(166,678)
LVIP PIMCO Low Duration Bond Fund - Standard Class	115	(31)	84
LVIP SSGA Bond Index Fund - Service Class	561,307	(453,196)	108,111
LVIP SSGA Bond Index Fund - Standard Class	12,943	(690)	12,253
LVIP SSGA Conservative Index Allocation Fund - Service Class	81,869	(155,055)	(73,186)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	15,318	(16,832)	(1,514)
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	18,411	(476,478)	(458,067)
LVIP SSGA International Index Fund - Service Class	87,482	(102,955)	(15,473)
LVIP SSGA International Managed Volatility Fund - Service Class	57,717	(279,193)	(221,476)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	71,924	(519,971)	(448,047)
LVIP SSGA Mid-Cap Index Fund - Service Class	173,174	(79,651)	93,523
LVIP SSGA Moderate Index Allocation Fund - Service Class	73,333	(256,408)	(183,075)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	161,944	(93,015)	68,929
LVIP SSGA Nasdaq-100 Index Fund - Service Class	102,841	(391,984)	(289,143)
LVIP SSGA S&P 500 Index Fund - Service Class	424,924	(511,766)	(86,842)
LVIP SSGA S&P 500 Index Fund - Standard Class	1,668	(4,538)	(2,870)
LVIP SSGA Short-Term Bond Index Fund - Service Class	415,266	(395,250)	20,016
LVIP SSGA Small-Cap Index Fund - Service Class	134,428	(176,241)	(41,813)
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	92,975	(571,848)	(478,873)
LVIP Structured Conservative Allocation Fund - Service Class	19,821	(66,941)	(47,120)
LVIP Structured Moderate Allocation Fund - Service Class	19,609	(207,150)	(187,541)
LVIP Structured Moderately Aggressive Allocation Fund - Service Class	25,938	(136,844)	(110,906)

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP T. Rowe Price 2020 Fund - Service Class	94	(1,758)	(1,664)
LVIP T. Rowe Price 2030 Fund - Service Class	—	(227)	(227)
LVIP T. Rowe Price 2040 Fund - Service Class	—	(2,276)	(2,276)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	62,075	(72,709)	(10,634)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	871	(607)	264
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	79,011	(246,860)	(167,849)
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	91,214	(666,594)	(575,380)
LVIP Vanguard Bond Allocation Fund - Service Class	1,219,396	(530,911)	688,485
LVIP Vanguard Bond Allocation Fund - Standard Class	83	(24)	59
LVIP Vanguard Domestic Equity ETF Fund - Service Class	58,931	(114,746)	(55,815)
LVIP Vanguard International Equity ETF Fund - Service Class	143,233	(110,582)	32,651
LVIP Wellington Capital Growth Fund - Service Class	13,500	(319,261)	(305,761)
LVIP Wellington SMID Cap Value Fund - Service Class	33,516	(85,628)	(52,112)
LVIP Western Asset Core Bond Fund - Service Class	551,567	(465,768)	85,799
Macquarie VIP Asset Strategy Series - Service Class	73	(10,770)	(10,697)
Macquarie VIP Emerging Markets Series - Service Class	27,679	(114,807)	(87,128)
Macquarie VIP Energy Series - Service Class	15,644	(18,231)	(2,587)
Macquarie VIP High Income Series - Service Class	16,300	(21,211)	(4,911)
Macquarie VIP Mid Cap Growth Series - Service Class	3,669	(8,499)	(4,830)
Macquarie VIP Science and Technology Series - Service Class	11,861	(46,467)	(34,606)
Macquarie VIP Small Cap Growth Series - Service Class	20,999	(13,782)	7,217
Macquarie VIP Small Cap Value Series - Service Class	52,635	(84,309)	(31,674)
Macquarie VIP Small Cap Value Series - Standard Class	3	(588)	(585)
MFS® VIT Growth Series - Initial Class	—	(131)	(131)
MFS® VIT Growth Series - Service Class	58,689	(80,730)	(22,041)
MFS® VIT Total Return Series - Initial Class	—	(41)	(41)
MFS® VIT Total Return Series - Service Class	32,362	(34,518)	(2,156)
MFS® VIT Utilities Series - Initial Class	10	(146)	(136)
MFS® VIT Utilities Series - Service Class	21,920	(50,767)	(28,847)
MFS® VIT II Core Equity Portfolio - Service Class	4	(170)	(166)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	16,782	(10,888)	5,894
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	7,274	(47,724)	(40,450)
Morgan Stanley VIF Growth Portfolio - Class II	—	(908)	(908)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,414	(2,468)	(1,054)
PIMCO VIT All Asset Portfolio - Advisor Class	979	(5,753)	(4,774)
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	14,807	(275,533)	(260,726)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	752	(3,150)	(2,398)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	—	(3,466)	(3,466)
Putnam VT George Putnam Balanced Fund - Class IB	122,939	(44,073)	78,866
Putnam VT Global Health Care Fund - Class IB	10,937	(17,050)	(6,113)
Putnam VT Income Fund - Class IB	10,548	(22,571)	(12,023)
Putnam VT Large Cap Value Fund - Class IB	237,416	(135,861)	101,555
Putnam VT Sustainable Future Fund - Class IB	5,815	(40)	5,775
Putnam VT Sustainable Leaders Fund - Class IB	38,735	(19,239)	19,496
Templeton Foreign VIP Fund - Class 4	681	(938)	(257)
Templeton Global Bond VIP Fund - Class 2	23,089	(24,691)	(1,602)
Templeton Global Bond VIP Fund - Class 4	15,559	(44,555)	(28,996)
Templeton Growth VIP Fund - Class 2	1,486	(2,655)	(1,169)
VanEck VIP Global Resources Fund - Class S Shares	4,636	(35,559)	(30,923)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	5,267	(61,331)	(56,064)

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)
The change in units outstanding for the year ended December 31, 2023, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio - Class B	28,853	(49,070)	(20,217)
AB VPS Large Cap Growth Portfolio - Class B	198	(817)	(619)
AB VPS Sustainable Global Thematic Portfolio - Class B	7,249	(13,211)	(5,962)
ALPS Global Opportunity Portfolio - Class III	2,201	(2,289)	(88)
ALPS/Alerian Energy Infrastructure Portfolio - Class III	14,985	(23,276)	(8,291)
American Funds Asset Allocation Fund - Class 1	7	(4)	3
American Funds Asset Allocation Fund - Class 4	138,530	(64,192)	74,338
American Funds Capital Income Builder® - Class 1	—	(259)	(259)
American Funds Capital Income Builder® - Class 4	75,387	(7,217)	68,170
American Funds Capital World Bond Fund - Class 1	65	(33)	32
American Funds Capital World Growth and Income Fund - Class 1	187	(187)	—
American Funds Global Growth Fund - Class 2	3,769	(25,656)	(21,887)
American Funds Global Growth Fund - Class 4	23,836	(29,878)	(6,042)
American Funds Global Small Capitalization Fund - Class 2	6,752	(21,608)	(14,856)
American Funds Global Small Capitalization Fund - Class 4	24,957	(12,979)	11,978
American Funds Growth Fund - Class 1	14	(36)	(22)
American Funds Growth Fund - Class 2	19,002	(103,544)	(84,542)
American Funds Growth Fund - Class 4	144,781	(56,887)	87,894
American Funds Growth-Income Fund - Class 1	13	(140)	(127)
American Funds Growth-Income Fund - Class 2	13,437	(123,636)	(110,199)
American Funds Growth-Income Fund - Class 4	46,262	(32,062)	14,200
American Funds International Fund - Class 1	323	(626)	(303)
American Funds International Fund - Class 2	16,241	(78,346)	(62,105)
American Funds International Fund - Class 4	20,472	(24,169)	(3,697)
American Funds Managed Risk Asset Allocation Fund - Class P2	10,292	(160,695)	(150,403)
American Funds Mortgage Fund - Class 4	941	(19,679)	(18,738)
American Funds New World Fund® - Class 1	74	(123)	(49)
American Funds New World Fund® - Class 4	32,076	(43,650)	(11,574)
American Funds The Bond Fund of America - Class 1	454	(31)	423
American Funds Washington Mutual Investors Fund - Class 1	114	(431)	(317)
American Funds Washington Mutual Investors Fund - Class 4	22,869	(29,368)	(6,499)
ClearBridge Variable Growth Portfolio - Class II	21,855	(7,723)	14,132
ClearBridge Variable Large Cap Growth Portfolio - Class II	368,809	(158,256)	210,553
ClearBridge Variable Mid Cap Portfolio - Class II	38,021	(13,163)	24,858
Columbia VP Commodity Strategy Fund - Class 2	13,566	(5,890)	7,676
Columbia VP Emerging Markets Bond Fund - Class 2	6,227	(16,007)	(9,780)
Columbia VP Strategic Income Fund - Class 2	42,192	(13,354)	28,838
DWS Alternative Asset Allocation VIP Portfolio - Class A	16	(197)	(181)
DWS Alternative Asset Allocation VIP Portfolio - Class B	12,057	(29,446)	(17,389)
DWS Equity 500 Index VIP Portfolio - Class A	37	(1,437)	(1,400)
DWS Small Cap Index VIP Portfolio - Class A	42	(1,207)	(1,165)
Eaton Vance VT Floating-Rate Income Fund - Initial Class	193,854	(27,023)	166,831
Fidelity® VIP Balanced Portfolio - Service Class 2	646,404	(224,269)	422,135
Fidelity® VIP Consumer Staples Portfolio - Service Class 2	2,047	(48)	1,999
Fidelity® VIP Contrafund® Portfolio - Service Class 2	160,501	(238,705)	(78,204)
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	9,465	(27,641)	(18,176)
Fidelity® VIP Growth Portfolio - Initial Class	15	(3,254)	(3,239)
Fidelity® VIP Growth Portfolio - Service Class 2	96,568	(64,916)	31,652
Fidelity® VIP Mid Cap Portfolio - Service Class 2	104,120	(135,517)	(31,397)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	28,879	(66,248)	(37,369)
Fidelity® VIP Technology Portfolio - Service Class 2	4,837	—	4,837
First Trust Capital Strength Hedged Equity Portfolio - Class I	3,523	(13)	3,510
First Trust Capital Strength Portfolio - Class I	115,923	(15,071)	100,852
First Trust Dorsey Wright Tactical Core Portfolio - Class I	1,552	(3,570)	(2,018)

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
First Trust Growth Strength Portfolio - Class I	25,841	(991)	24,850
First Trust International Developed Capital Strength Portfolio - Class I	7,824	(766)	7,058
First Trust Multi Income Allocation Portfolio - Class I	1,262	(3,982)	(2,720)
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	86,997	(279,322)	(192,325)
Franklin Allocation VIP Fund - Class 4	108,287	(26,265)	82,022
Franklin Income VIP Fund - Class 2	29,132	(176,329)	(147,197)
Franklin Income VIP Fund - Class 4	296,860	(117,740)	179,120
Franklin Multi-Asset Variable Conservative Growth - Class II	10,536	(8,456)	2,080
Franklin Mutual Shares VIP Fund - Class 2	15,959	(84,245)	(68,286)
Franklin Mutual Shares VIP Fund - Class 4	31,526	(25,688)	5,838
Franklin Rising Dividends VIP Fund - Class 4	35,436	(8,689)	26,747
Franklin Small Cap Value VIP Fund - Class 4	65,028	(24,544)	40,484
Franklin Small-Mid Cap Growth VIP Fund - Class 4	394	(4,294)	(3,900)
Goldman Sachs VIT Government Money Market Fund - Service Shares	5,421	(51,024)	(45,603)
Goldman Sachs VIT Large Cap Value Fund - Service Shares	1,838	(5,035)	(3,197)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	2,318	(3,954)	(1,636)
Guggenheim VT Long Short Equity	1,635	(5,703)	(4,068)
Guggenheim VT Multi-Hedge Strategies	3,989	(2,091)	1,898
Hartford Capital Appreciation HLS Fund - Class IC	39	(1,201)	(1,162)
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	2,484	(13,580)	(11,096)
Invesco V.I. American Franchise Fund - Series I Shares	91	(236)	(145)
Invesco V.I. American Franchise Fund - Series II Shares	4	—	4
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	507	(1,876)	(1,369)
Invesco V.I. Comstock Fund - Series II Shares	26,108	(18,235)	7,873
Invesco V.I. Core Equity Fund - Series I Shares	—	(466)	(466)
Invesco V.I. Diversified Dividend Fund - Series II Shares	10,409	(24,445)	(14,036)
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	122,632	(307,717)	(185,085)
Invesco V.I. Equity and Income Fund - Series II Shares	10,516	(1,724)	8,792
Invesco V.I. EQV International Equity Fund - Series I Shares	—	(8)	(8)
Invesco V.I. EQV International Equity Fund - Series II Shares	69,461	(53,672)	15,789
Invesco V.I. Global Fund - Series II Shares	3	(1,092)	(1,089)
Invesco V.I. Main Street Small Cap Fund®- Series II Shares	8,443	(4,358)	4,085
Janus Henderson Balanced Portfolio - Service Shares	3,922	(2,292)	1,630
Janus Henderson Enterprise Portfolio - Service Shares	2,447	(2,316)	131
Janus Henderson Global Research Portfolio - Service Shares	8,586	(2,538)	6,048
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	1,492	(24,320)	(22,828)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	2	(27,020)	(27,018)
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	18,157	(37,759)	(19,602)
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	2,934	(3,011)	(77)
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	30	(99)	(69)
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	64,964	(51,954)	13,010
LVIP AllianceBernstein Large Cap Growth Fund - Service Class	92,117	(95,441)	(3,324)
LVIP American Balanced Allocation Fund - Service Class	71,063	(8,900)	62,163
LVIP American Balanced Allocation Fund - Standard Class	—	(101)	(101)
LVIP American Century Balanced Fund - Service Class	192,324	(129,606)	62,718
LVIP American Century Large Company Value Fund - Service Class	64,649	(75,400)	(10,751)
LVIP American Century Large Company Value Fund - Standard Class II	—	(266)	(266)
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	198,129	(155,167)	42,962
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	710	(19,494)	(18,784)
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	3,033	(43,896)	(40,863)
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	—	(792)	(792)
LVIP American Global Growth Fund - Service Class II	31,967	(57,790)	(25,823)
LVIP American Global Small Capitalization Fund - Service Class II	3,932	(22,132)	(18,200)
LVIP American Growth Allocation Fund - Service Class	51,058	(38,889)	12,169
LVIP American Growth Fund - Service Class II	162,158	(183,812)	(21,654)
LVIP American Growth-Income Fund - Service Class II	119,782	(152,896)	(33,114)

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP American International Fund - Service Class II	66,520	(88,945)	(22,425)
LVIP American Preservation Fund - Service Class	2,695	(21,965)	(19,270)
LVIP Baron Growth Opportunities Fund - Service Class	107,807	(95,338)	12,469
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	311,261	(486,496)	(175,235)
LVIP BlackRock Global Allocation Fund - Service Class	25,676	(281,549)	(255,873)
LVIP BlackRock Global Allocation Fund - Standard Class	18	(256)	(238)
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	86,699	(787,276)	(700,577)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	79,576	(414,016)	(334,440)
LVIP BlackRock Inflation Protected Bond Fund - Service Class	487,470	(736,501)	(249,031)
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	71	(283)	(212)
LVIP BlackRock Real Estate Fund - Service Class	35,770	(76,741)	(40,971)
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	194,920	(588,099)	(393,179)
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	146,237	(507,250)	(361,013)
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	—	(471)	(471)
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	108,924	(288,333)	(179,409)
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	14	(16)	(2)
LVIP Channing Small Cap Value Fund - Service Class	32,628	(13,643)	18,985
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	27,516	(342,671)	(315,155)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	13	(33)	(20)
LVIP Dimensional International Core Equity Fund - Service Class	99,090	(93,162)	5,928
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	230,889	(417,342)	(186,453)
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	88,813	(56,559)	32,254
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	7	(11)	(4)
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	105,867	(69,947)	35,920
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	179,723	(327,261)	(147,538)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	80,564	(329,796)	(249,232)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	9	(35)	(26)
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	227,290	(614,784)	(387,494)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class	13,767	(59,982)	(46,215)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	—	(162)	(162)
LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class	23,905	(94,178)	(70,273)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class	35,810	(80,595)	(44,785)
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class	64,821	(120,813)	(55,992)
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	155	(132)	23
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	229,686	(63,370)	166,316
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	107,292	(621,535)	(514,243)
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	—	(568)	(568)
LVIP Global Growth Allocation Managed Risk Fund - Service Class	76,672	(2,161,807)	(2,085,135)
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	225,752	(1,675,698)	(1,449,946)
LVIP Government Money Market Fund - Service Class	1,602,176	(2,153,012)	(550,836)
LVIP Government Money Market Fund - Standard Class	148,728	(187,285)	(38,557)
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	127,142	(302,803)	(175,661)
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	24	(19)	5
LVIP JPMorgan Core Bond Fund - Service Class	519,887	(185,687)	334,200
LVIP JPMorgan High Yield Fund - Service Class	78,166	(117,404)	(39,238)
LVIP JPMorgan Mid Cap Value Fund - Service Class	19,938	(12,490)	7,448
LVIP JPMorgan Retirement Income Fund - Service Class	34,955	(42,356)	(7,401)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	105,549	(289,352)	(183,803)
LVIP JPMorgan Small Cap Core Fund - Service Class	33,270	(1,228)	32,042
LVIP JPMorgan U.S. Equity Fund - Service Class	100,330	(1,988)	98,342
LVIP Loomis Sayles Global Growth Fund - Service Class	580	(1,509)	(929)
LVIP Macquarie Bond Fund - Service Class	1,315,437	(802,720)	512,717
LVIP Macquarie Bond Fund - Standard Class	18,292	(16,699)	1,593
LVIP Macquarie Diversified Floating Rate Fund - Service Class	453,291	(642,978)	(189,687)
LVIP Macquarie Diversified Income Fund - Service Class	364,319	(506,965)	(142,646)
LVIP Macquarie Diversified Income Fund - Standard Class	341	(324)	17

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Macquarie High Yield Fund - Service Class	32,164	(104,960)	(72,796)
LVIP Macquarie High Yield Fund - Standard Class	4	(894)	(890)
LVIP Macquarie Limited-Term Diversified Income Fund - Service Class	200,024	(356,772)	(156,748)
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	142	—	142
LVIP Macquarie Mid Cap Value Fund - Service Class	65,611	(84,914)	(19,303)
LVIP Macquarie SMID Cap Core Fund - Service Class	43,604	(38,174)	5,430
LVIP Macquarie SMID Cap Core Fund - Standard Class	57	(435)	(378)
LVIP Macquarie Social Awareness Fund - Service Class	18,032	(26,457)	(8,425)
LVIP Macquarie Social Awareness Fund - Standard Class	15	(1,221)	(1,206)
LVIP Macquarie U.S. Growth Fund - Service Class	98,491	(57,589)	40,902
LVIP Macquarie U.S. REIT Fund - Service Class	27,418	(34,752)	(7,334)
LVIP Macquarie U.S. REIT Fund - Standard Class	14	(1,384)	(1,370)
LVIP Macquarie Value Fund - Service Class	28,783	(53,746)	(24,963)
LVIP Macquarie Value Fund - Standard Class	25	(56)	(31)
LVIP Macquarie Wealth Builder Fund - Service Class	17,262	(8,398)	8,864
LVIP Macquarie Wealth Builder Fund - Standard Class	34	(348)	(314)
LVIP MFS International Growth Fund - Service Class	54,201	(125,394)	(71,193)
LVIP MFS Value Fund - Service Class	179,511	(141,294)	38,217
LVIP Mondrian Global Income Fund - Service Class	120,089	(184,074)	(63,985)
LVIP Mondrian International Value Fund - Service Class	45,936	(79,949)	(34,013)
LVIP Mondrian International Value Fund - Standard Class	130	(5,366)	(5,236)
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	25,029	(59,640)	(34,611)
LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class	273,942	(378,297)	(104,355)
LVIP PIMCO Low Duration Bond Fund - Service Class	522,329	(756,011)	(233,682)
LVIP PIMCO Low Duration Bond Fund - Standard Class	92	(75)	17
LVIP SSGA Bond Index Fund - Service Class	417,402	(381,826)	35,576
LVIP SSGA Bond Index Fund - Standard Class	849	(751)	98
LVIP SSGA Conservative Index Allocation Fund - Service Class	105,729	(109,235)	(3,506)
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	22,695	(9,050)	13,645
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	28,056	(339,242)	(311,186)
LVIP SSGA International Index Fund - Service Class	76,678	(164,772)	(88,094)
LVIP SSGA International Managed Volatility Fund - Service Class	64,607	(412,262)	(347,655)
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	182,123	(368,574)	(186,451)
LVIP SSGA Mid-Cap Index Fund - Service Class	84,916	(65,400)	19,516
LVIP SSGA Moderate Index Allocation Fund - Service Class	62,802	(140,619)	(77,817)
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	129,454	(109,990)	19,464
LVIP SSGA Nasdaq-100 Index Fund - Service Class	520,262	(29,002)	491,260
LVIP SSGA S&P 500 Index Fund - Service Class	717,950	(626,349)	91,601
LVIP SSGA S&P 500 Index Fund - Standard Class	251	(3,453)	(3,202)
LVIP SSGA Short-Term Bond Index Fund - Service Class	517,259	(338,351)	178,908
LVIP SSGA Small-Cap Index Fund - Service Class	172,710	(168,713)	3,997
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	338,268	(342,602)	(4,334)
LVIP Structured Conservative Allocation Fund - Service Class	18,134	(59,056)	(40,922)
LVIP Structured Moderate Allocation Fund - Service Class	47,993	(269,236)	(221,243)
LVIP Structured Moderately Aggressive Allocation Fund - Service Class	33,197	(82,196)	(48,999)
LVIP T. Rowe Price 2020 Fund - Service Class	35	(1,965)	(1,930)
LVIP T. Rowe Price 2030 Fund - Service Class	—	(256)	(256)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	61,656	(55,074)	6,582
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	39	(87)	(48)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	209,097	(131,063)	78,034
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	356,650	(538,760)	(182,110)
LVIP Vanguard Bond Allocation Fund - Service Class	885,158	(457,662)	427,496
LVIP Vanguard Bond Allocation Fund - Standard Class	59	(30)	29
LVIP Vanguard Domestic Equity ETF Fund - Service Class	73,243	(100,098)	(26,855)
LVIP Vanguard International Equity ETF Fund - Service Class	151,755	(211,552)	(59,797)
LVIP Wellington Capital Growth Fund - Service Class	43,741	(60,102)	(16,361)

Lincoln New York Account N For Variable Annuities
Notes to financial statements (continued)
6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Wellington SMID Cap Value Fund - Service Class	101,066	(49,031)	52,035
LVIP Western Asset Core Bond Fund - Service Class	523,525	(232,154)	291,371
Macquarie VIP Asset Strategy Series - Service Class	4,476	(5,060)	(584)
Macquarie VIP Emerging Markets Series - Service Class	22,908	(84,530)	(61,622)
Macquarie VIP Energy Series - Service Class	7,226	(12,174)	(4,948)
Macquarie VIP High Income Series - Service Class	83,964	(5,167)	78,797
Macquarie VIP Mid Cap Growth Series - Service Class	4,038	(57,724)	(53,686)
Macquarie VIP Science and Technology Series - Service Class	308,424	(296,877)	11,547
Macquarie VIP Small Cap Growth Series - Service Class	22,440	(8,759)	13,681
Macquarie VIP Small Cap Value Series - Service Class	93,978	(59,786)	34,192
Macquarie VIP Small Cap Value Series - Standard Class	3	(386)	(383)
MFS® VIT Growth Series - Initial Class	—	(149)	(149)
MFS® VIT Growth Series - Service Class	19,843	(51,408)	(31,565)
MFS® VIT Total Return Series - Initial Class	—	(320)	(320)
MFS® VIT Total Return Series - Service Class	49,263	(43,619)	5,644
MFS® VIT Utilities Series - Initial Class	50	(390)	(340)
MFS® VIT Utilities Series - Service Class	13,825	(29,522)	(15,697)
MFS® VIT II Core Equity Portfolio - Service Class	169	(338)	(169)
MFS® VIT II International Intrinsic Value Portfolio - Service Class	6,257	(13,793)	(7,536)
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1,115	(5,176)	(4,061)
Morgan Stanley VIF Growth Portfolio - Class II	211	(160)	51
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1,902	(9,897)	(7,995)
PIMCO VIT All Asset Portfolio - Advisor Class	2,169	(1,962)	207
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	12,204	(46,969)	(34,765)
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	1,264	(3,221)	(1,957)
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	11	(7,082)	(7,071)
Putnam VT George Putnam Balanced Fund - Class IB	49,083	(94,054)	(44,971)
Putnam VT Global Health Care Fund - Class IB	7,503	(34,062)	(26,559)
Putnam VT Income Fund - Class IB	3,094	(1,712)	1,382
Putnam VT Large Cap Value Fund - Class IB	194,698	(204,957)	(10,259)
Putnam VT Multi-Asset Absolute Return Fund - Class IB	5	(30,648)	(30,643)
Templeton Foreign VIP Fund - Class 4	2,201	(1,134)	1,067
Templeton Global Bond VIP Fund - Class 2	16,762	(42,249)	(25,487)
Templeton Global Bond VIP Fund - Class 4	13,764	(32,433)	(18,669)
Templeton Growth VIP Fund - Class 2	1,140	(6,786)	(5,646)
VanEck VIP Global Resources Fund - Class S Shares	8,435	(11,908)	(3,473)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	64,672	(4,491)	60,181
7. Subsequent Events
Management evaluated subsequent events through the date at which the Variable Account’s financial statements were available to be issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of Lincoln Life & Annuity Company of New York and Contract Owners of Lincoln New York Account N for Variable Annuities

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Lincoln New York Account N for Variable Annuities (“Variable Account”), as of December 31, 2024, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Variable Account’s auditor since 2004.
Philadelphia, Pennsylvania
April 9, 2025

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio - Class B	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
AB VPS Large Cap Growth Portfolio - Class B	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
AB VPS Sustainable Global Thematic Portfolio - Class B	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ALPS Global Opportunity Portfolio - Class III	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ALPS/Alerian Energy Infrastructure Portfolio - Class III	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Asset Allocation Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Asset Allocation Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Capital Income Builder® - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Capital Income Builder® - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Capital World Bond Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Capital World Growth and Income Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Global Growth Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Global Growth Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Global Small Capitalization Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Global Small Capitalization Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Global Small Capitalization Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Growth Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Growth Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Growth Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Growth-Income Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Growth-Income Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Growth-Income Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds International Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds International Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds International Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds International Growth and Income Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Managed Risk Asset Allocation Fund - Class P2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Mortgage Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Mortgage Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds New World Fund® - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds New World Fund® - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds The Bond Fund of America - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Washington Mutual Investors Fund - Class 1	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
American Funds Washington Mutual Investors Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ClearBridge Variable Growth Portfolio - Class II	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ClearBridge Variable Large Cap Growth Portfolio - Class II	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio - Class II	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Columbia VP Commodity Strategy Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Columbia VP Emerging Markets Bond Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Columbia VP Strategic Income Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS Alternative Asset Allocation VIP Portfolio - Class A	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS Alternative Asset Allocation VIP Portfolio - Class B	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS Equity 500 Index VIP Portfolio - Class A	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
DWS Small Cap Index VIP Portfolio - Class A	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Eaton Vance VT Floating-Rate Income Fund - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Balanced Portfolio - Service Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Consumer Discretionary Portfolio - Service Class 2	As of December 31, 2024	For the period from February 15, 2024 through December 31, 2024	For the period from February 15, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP Consumer Staples Portfolio - Service Class 2	As of December 31, 2024	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from September 20, 2023 (commencement of operations) through December 31, 2023

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Fidelity® VIP Contrafund® Portfolio - Service Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Financials Portfolio - Service Class 2	As of December 31, 2024	For the period from February 28, 2024 through December 31, 2024	For the period from February 28, 2024 (commencement of operations) through December 31, 2024
Fidelity® VIP FundsManager® 50% Portfolio - Service Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Growth Portfolio - Service Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Mid Cap Portfolio - Service Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Strategic Income Portfolio - Service Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Fidelity® VIP Technology Portfolio - Service Class 2	As of December 31, 2024	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from November 14, 2023 (commencement of operations) through December 31, 2023
First Trust Capital Strength Hedged Equity Portfolio - Class I	As of December 31, 2024	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from November 6, 2023 (commencement of operations) through December 31, 2023
First Trust Capital Strength Portfolio - Class I	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
First Trust Dorsey Wright Tactical Core Portfolio - Class I	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
First Trust Growth Strength Portfolio - Class I	As of December 31, 2024	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from June 6, 2023 (commencement of operations) through December 31, 2023
First Trust International Developed Capital Strength Portfolio - Class I	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
First Trust Multi Income Allocation Portfolio - Class I	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Allocation VIP Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Income VIP Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Income VIP Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Multi-Asset Variable Conservative Growth - Class II	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Mutual Shares VIP Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Mutual Shares VIP Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Rising Dividends VIP Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Franklin Small Cap Value VIP Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Franklin Small-Mid Cap Growth VIP Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT Government Money Market Fund - Service Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT Large Cap Value Fund - Service Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Guggenheim VT Long Short Equity	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024 (the fund ceased to be available as an investment option to Variable Account contract owners during 2024)
Guggenheim VT Multi-Hedge Strategies	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Hartford Capital Appreciation HLS Fund - Class IC	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. American Franchise Fund - Series I Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. American Franchise Fund - Series II Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Balanced-Risk Allocation Fund - Series II Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Comstock Fund - Series II Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Core Equity Fund - Series I Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Diversified Dividend Fund - Series II Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Equity and Income Fund - Series II Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. EQV International Equity Fund - Series I Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. EQV International Equity Fund - Series II Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Global Fund - Series II Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund®- Series II Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Balanced Portfolio - Service Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Enterprise Portfolio - Service Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Janus Henderson Global Research Portfolio - Service Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
JPMorgan Insurance Trust Global Allocation Portfolio - Class 2	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2023	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2023	For the year ended December 31, 2023 (the fund ceased to be available as an investment option to Variable Account contract owners during 2023)
JPMorgan Insurance Trust Income Builder Portfolio - Class 2	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2023	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2023	For the year ended December 31, 2023 (the fund ceased to be available as an investment option to Variable Account contract owners during 2023)
Lincoln Hedged Nasdaq-100 Fund - Service Class	As of December 31, 2024	For the period from October 16, 2024 through December 31, 2024	For the period from October 16, 2024 (commencement of operations) through December 31, 2024
Lincoln Hedged S&P 500 Conservative Fund - Service Class	As of December 31, 2024	For the period from August 15, 2024 through December 31, 2024	For the period from August 15, 2024 (commencement of operations) through December 31, 2024
Lincoln Hedged S&P 500 Fund - Service Class	As of December 31, 2024	For the period from November 20, 2024 through December 31, 2024	For the period from November 20, 2024 (commencement of operations) through December 31, 2024
Lincoln Opportunistic Hedged Equity Fund - Service Class	As of December 31, 2024	For the period from October 10, 2024 through December 31, 2024	For the period from October 10, 2024 (commencement of operations) through December 31, 2024
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lord Abbett Series Fund Fundamental Equity Portfolio - Class VC	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Lord Abbett Series Fund Short Duration Income Portfolio - Class VC	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP AllianceBernstein Large Cap Growth Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Balanced Allocation Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Balanced Allocation Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century Balanced Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century Capital Appreciation Fund - Service Class	As of December 31, 2024	For the period from November 18, 2024 through December 31, 2024	For the period from November 18, 2024 (commencement of operations) through December 31, 2024
LVIP American Century Inflation Protection Fund - Service Class	As of December 31, 2024	For the period from November 18, 2024 through December 31, 2024	For the period from November 18, 2024 (commencement of operations) through December 31, 2024
LVIP American Century International Fund - Service Class	As of December 31, 2024	For the period from October 16, 2024 through December 31, 2024	For the period from October 16, 2024 (commencement of operations) through December 31, 2024
LVIP American Century Large Company Value Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century Large Company Value Fund - Standard Class II	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century Mid Cap Value Fund - Service Class	As of December 31, 2024	For the period from October 3, 2024 through December 31, 2024	For the period from October 3, 2024 (commencement of operations) through December 31, 2024
LVIP American Century Select Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Century Ultra Fund - Service Class	As of December 31, 2024	For the period from July 8, 2024 through December 31, 2024	For the period from July 8, 2024 (commencement of operations) through December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP American Century Value Fund - Service Class	As of December 31, 2024	For the period from October 11, 2024 through December 31, 2024	For the period from October 11, 2024 (commencement of operations) through December 31, 2024
LVIP American Global Balanced Allocation Managed Risk Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Global Growth Allocation Managed Risk Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Global Growth Fund - Service Class II	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Global Small Capitalization Fund - Service Class II	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Growth Allocation Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Growth Fund - Service Class II	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Growth-Income Fund - Service Class II	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American International Fund - Service Class II	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP American Preservation Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Baron Growth Opportunities Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock Dividend Value Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock Global Allocation Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock Global Allocation Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock Global Allocation Managed Risk Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock Inflation Protected Bond Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock Inflation Protected Bond Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock Real Estate Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Blended Large Cap Growth Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Blended Mid Cap Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Channing Small Cap Value Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Dimensional International Core Equity Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Dimensional International Equity Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Dimensional U.S. Core Equity 2 Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Dimensional U.S. Equity Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Global Equity Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Global Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Global Conservative Allocation Managed Risk Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Global Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Global Moderate Allocation Managed Risk Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Government Money Market Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Government Money Market Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Invesco Select Equity Income Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Invesco Select Equity Income Managed Volatility Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan Core Bond Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan High Yield Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan Mid Cap Value Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from June 16, 2023 (commencement of operations) through December 31, 2023
LVIP JPMorgan Retirement Income Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP JPMorgan Small Cap Core Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from July 17, 2023 (commencement of operations) through December 31, 2023
LVIP JPMorgan U.S. Equity Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from July 3, 2023 (commencement of operations) through December 31, 2023
LVIP Loomis Sayles Global Growth Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Bond Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Bond Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Diversified Floating Rate Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Diversified Floating Rate Fund - Standard Class	Available fund with no money invested at December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Diversified Income Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Diversified Income Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie High Yield Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie High Yield Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Limited-Term Diversified Income Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Limited-Term Diversified Income Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP Macquarie Mid Cap Value Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie SMID Cap Core Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie SMID Cap Core Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Social Awareness Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Social Awareness Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie U.S. Growth Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie U.S. REIT Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie U.S. REIT Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Value Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Value Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Wealth Builder Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Macquarie Wealth Builder Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP MFS International Growth Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP MFS Value Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Mondrian Global Income Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Mondrian International Value Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Mondrian International Value Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Multi-Manager Global Equity Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Multi-Manager International Equity Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP PIMCO Low Duration Bond Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP PIMCO Low Duration Bond Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Bond Index Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Bond Index Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Conservative Index Allocation Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP SSGA Emerging Markets Equity Index Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA International Index Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA International Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Large Cap Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Mid-Cap Index Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Mid-Cap Index Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Moderate Index Allocation Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Nasdaq-100 Index Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA S&P 500 Index Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA S&P 500 Index Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Short-Term Bond Index Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Small-Cap Index Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA Small-Cap Index Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP SSGA SMID Cap Managed Volatility Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Structured Conservative Allocation Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Structured Moderate Allocation Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Structured Moderately Aggressive Allocation Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP T. Rowe Price 2020 Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP T. Rowe Price 2030 Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP T. Rowe Price 2040 Fund - Service Class	Available fund with no money invested at December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP U.S. Growth Allocation Managed Risk Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Vanguard Bond Allocation Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Vanguard Bond Allocation Fund - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Vanguard Domestic Equity ETF Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Vanguard International Equity ETF Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Wellington Capital Growth Fund - Service Class	N/A - the fund merged into LVIP American Century Ultra Fund - Service Class during 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024 (the fund merged into LVIP American Century Ultra Fund - Service Class during 2024)
LVIP Wellington SMID Cap Value Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
LVIP Western Asset Core Bond Fund - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Asset Strategy Series - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Emerging Markets Series - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Energy Series - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP High Income Series - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Mid Cap Growth Series - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Science and Technology Series - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Small Cap Growth Series - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Small Cap Value Series - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Macquarie VIP Small Cap Value Series - Standard Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Growth Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Growth Series - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Total Return Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Total Return Series - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Utilities Series - Initial Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT Utilities Series - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
MFS® VIT II Core Equity Portfolio - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
MFS® VIT II International Intrinsic Value Portfolio - Service Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Morgan Stanley VIF Global Infrastructure Portfolio - Class II	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024 (the fund ceased to be available as an investment option to Variable Account contract owners during 2024)
Morgan Stanley VIF Growth Portfolio - Class II	Available fund with no money invested at December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO VIT All Asset Portfolio - Advisor Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO VIT Dynamic Bond Portfolio - Advisor Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Putnam VT George Putnam Balanced Fund - Class IB	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Putnam VT Global Health Care Fund - Class IB	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Putnam VT Income Fund - Class IB	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Putnam VT Large Cap Value Fund - Class IB	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Putnam VT Multi-Asset Absolute Return Fund - Class IB	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2023	N/A - the fund ceased to be available as an investment option to Variable Account contract owners during 2023	For the year ended December 31, 2023 (the fund ceased to be available as an investment option to Variable Account contract owners during 2023)
Putnam VT Sustainable Future Fund - Class IB	As of December 31, 2024	For the period from January 8, 2024 through December 31, 2024	For the period from January 8, 2024 (commencement of operations) through December 31, 2024
Putnam VT Sustainable Leaders Fund - Class IB	As of December 31, 2024	For the period from January 8, 2024 through December 31, 2024	For the period from January 8, 2024 (commencement of operations) through December 31, 2024
Templeton Foreign VIP Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Global Bond VIP Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Global Bond VIP Fund - Class 4	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Templeton Growth VIP Fund - Class 2	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
VanEck VIP Global Resources Fund - Class S Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares	As of December 31, 2024	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024